UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: March 31, 2014

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

March 31, 2014

Loomis Sayles Global Equity and Income Fund

Loomis Sayles Growth Fund

Loomis Sayles Value Fund

Portfolio Review  page 1

Portfolio of Investments  page 9

Financial Statements  page  34

Notes to Financial Statements  page 45

Barron’s/Lipper 2013 one-year ranking is based on 64 qualifying U.S. fund companies. Award recipient must have at least three funds in Lipper’s general U.S.-stock category (including at least one world and one mixed-asset/balanced), two taxable bond and one tax-exempt bond fund. Natixis was not ranked for the 5- and 10-year periods. Past performance is no guarantee of future results.

For more details visit ngam.natixis.com/TopFundFamily

LOOMIS SAYLES GLOBAL EQUITY AND INCOME FUND

Managers	Symbols
Daniel J. Fuss, CFA®, CIC	Class A LGMAX
Eileen N. Riley, CFA®	Class C LGMCX
David W. Rolley, CFA®	Class Y LSWWX
Lee M. Rosenbaum
Loomis, Sayles & Company, L.P.

Objective

Seeks high total investment return through a combination of capital appreciation and current income

Average Annual Total Returns — March 31, 20145

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 2/1/06)[1]
NAV	6.73%	11.54%	18.59%	9.07%
With 5.75% Maximum Sales Charge	0.61	5.15	17.20	8.43

Class C (Inception 2/1/06)[1]
NAV	6.27	10.67	17.69	8.27
With CDSC[2]	5.27	9.67	17.69	8.27

Class Y (Inception 5/1/96)
NAV	6.83	11.80	18.90	9.35

Comparative Performance
MSCI World Index[3]	9.62	19.72	18.94	7.42
Citigroup World Government Bond Index[4]	1.55	1.37	3.84	4.23

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Prior to the inception of Class A and C shares (2/1/06), performance is that of Institutional Class shares, which were redesignated as Class Y shares, and restated to reflect the higher net expenses and sales loads of Class A and C shares.

2	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	MSCI World Index is an unmanaged index that is designed to measure the equity market performance of developed markets.

4	Citigroup World Government Bond Index is an unmanaged index that includes the most significant and liquid government bond markets globally that carry at least an investment-grade rating.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES GROWTH FUND

Manager	Symbols
Aziz Hamzaogullari, CFA®	Class A LGRRX
Loomis, Sayles & Company, L.P.	Class B LGRBX
Class C LGRCX
Class N LGRNX
Class Y LSGRX

Objective

Long-term growth of capital

Average Annual Total Returns — March 31, 20143

	6 Months	1 Year	5 Years	10 Years	Life of Class N

Class A (Inception 12/31/96)
NAV	11.40%	23.49%	20.06%	6.02%	—
With 5.75% Maximum Sales Charge	5.02	16.45	18.66	5.39	—

Class B (Inception 9/12/03)
NAV	10.85	22.34	19.15	5.22	—
With CDSC[1]	5.85	17.34	18.95	5.22	—

Class C (Inception 9/12/03)
NAV	10.99	22.51	19.19	5.24	—
With CDSC[1]	9.99	21.51	19.19	5.24	—

Class N (Inception 2/1/13)
NAV	11.24	23.34	—	—	21.75%

Class Y (Inception 5/16/91)
NAV	11.42	23.69	20.39	6.38	—

Comparative Performance
Russell 1000® Growth Index[2]	11.67	23.22	21.68	7.86	23.96

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Performance for Class B shares assumes a maximum of 5% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2

Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES VALUE FUND

Managers	Symbols
Arthur J. Barry, CFA®	Class A	LSVRX
Warren N. Koontz, CFA®, CIC	Class B	LSVBX
Loomis, Sayles & Company, L.P.	Class C	LSCVX
	Class N	LSVNX
	Class Y	LSGIX
	Admin Class	LSAVX

Objective

Long-term growth of capital and income

3  |

Average Annual Total Returns — March 31, 20144

	6 Months	1 Year	5 Years	10 Years	Life of Class N

Class A (Inception 6/30/06)[1]
NAV	13.41%	23.34%	19.77%	8.90%
With 5.75% Maximum Sales Charge	6.90	16.23	18.37	8.25	—

Class B (Inception 6/1/07)[1]
NAV	13.01	22.41	18.89	8.03	—
With CDSC[2]	8.01	17.41	18.69	8.03	—

Class C (Inception 6/1/07)[1]
NAV	12.99	22.42	18.89	8.04	—
With CDSC[2]	11.99	21.42	18.89	8.04	—

Class N (Inception 2/1/13)
NAV	13.66	23.75	—	—	24.62%

Class Y (Inception 5/13/91)
NAV	13.60	23.67	20.10	9.21	—

Admin Class (Inception 2/1/10)[1]
NAV	13.28	23.07	19.48	8.62	—

Comparative Performance
Russell 1000® Value Index[3]	13.33	21.57	21.75	7.58	23.06

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Prior to 6/1/07, performance of Class A shares is that of Retail Class shares, which were redesignated as Class A shares, restated to reflect the sales load of Class A shares. Prior to the inception of Retail Class shares (6/30/06), performance is that of Institutional Class shares, which were redesignated as Class Y shares, restated to reflect the higher net expenses and sales loads of Class A shares. Prior to the inception of Class B and C shares (6/1/07), performance is that of Institutional Class shares, restated to reflect the higher net expenses and sales loads of Class B and C shares. Prior to the inception of Admin Class shares (2/1/10), performance is that of Class A shares, restated to reflect the higher net expenses of Admin Class shares.

2	Performance for Class B shares assumes a maximum of 5% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3

Russell 1000® Value Index is an unmanaged index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and higher forecasted growth values.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC’s) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available from the funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the funds’ prospectus. The examples below are intended to help you understand the ongoing costs of investing in the funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class shows the actual amount of fund expenses you would have paid on a $1,000 investment in the fund from October 1, 2013 through March 31, 2014. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period row as shown below for your class.

The second line in the table for each class provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES GLOBAL EQUITY AND INCOME FUND	BEGINNING ACCOUNT VALUE 10/1/2013	ENDING ACCOUNT VALUE 3/31/2014	EXPENSES PAID DURING PERIOD* 10/1/2013 – 3/31/2014
Class A
Actual	$1,000.00	$1,067.30	$6.03
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.89
Class C
Actual	$1,000.00	$1,062.70	$9.87
Hypothetical (5% return before expenses)	$1,000.00	$1,015.36	$9.65
Class Y
Actual	$1,000.00	$1,068.30	$4.74
Hypothetical (5% return before expenses)	$1,000.00	$1,020.34	$4.63

*	Expenses are equal to the Fund’s annualized expense ratio: 1.17%, 1.92% and 0.92% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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LOOMIS SAYLES GROWTH FUND	BEGINNING ACCOUNT VALUE 10/1/2013	ENDING ACCOUNT VALUE 3/31/2014	EXPENSES PAID DURING PERIOD* 10/1/2013 – 3/31/2014
Class A
Actual	$1,000.00	$1,114.00	$5.01
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78
Class B
Actual	$1,000.00	$1,108.50	$8.88
Hypothetical (5% return before expenses)	$1,000.00	$1,016.50	$8.50
Class C
Actual	$1,000.00	$1,109.90	$8.94
Hypothetical (5% return before expenses)	$1,000.00	$1,016.45	$8.55
Class N
Actual	$1,000.00	$1,112.40	$5.00
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78
Class Y
Actual	$1,000.00	$1,114.20	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.95%, 1.69%, 1.70%, 0.95% and 0.70% for Class A, B, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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LOOMIS SAYLES VALUE FUND	BEGINNING ACCOUNT VALUE 10/1/2013	ENDING ACCOUNT VALUE 3/31/2014	EXPENSES PAID DURING PERIOD* 10/1/2013 – 3/31/2014
Class A
Actual	$1,000.00	$1,134.10	$5.11
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.84
Class B
Actual	$1,000.00	$1,130.10	$9.03
Hypothetical (5% return before expenses)	$1,000.00	$1,016.45	$8.55
Class C
Actual	$1,000.00	$1,129.90	$9.08
Hypothetical (5% return before expenses)	$1,000.00	$1,016.40	$8.60
Class N
Actual	$1,000.00	$1,136.60	$3.04
Hypothetical (5% return before expenses)	$1,000.00	$1,022.09	$2.87
Class Y
Actual	$1,000.00	$1,136.00	$3.78
Hypothetical (5% return before expenses)	$1,000.00	$1,021.39	$3.58
Admin Class
Actual	$1,000.00	$1,132.80	$6.27
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.94

*	Expenses are equal to the Fund’s annualized expense ratio: 0.96%, 1.70%, 1.71%, 0.57%, 0.71% and 1.18% for Class A, B, C, N, Y and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Global Equity and Income Fund

Shares	Description	Value (†)
Common Stocks — 67.7% of Net Assets
	Belgium — 1.3%
158,298	Anheuser-Busch InBev NV	$16,671,187

	Canada — 1.3%
538,400	CGI Group, Inc., Class A(b)	16,621,974

	Chile — 0.9%
1,264,141	S.A.C.I. Falabella	11,124,671

	China — 1.1%
1,260,000	Hengan International Group Co. Ltd.	13,080,770

	Germany — 4.1%
150,418	Adidas AG	16,264,575
123,235	Bayer AG, (Registered)	16,688,927
95,594	Brenntag AG	17,753,288

		50,706,790

	Ireland — 1.1%
190,631	Covidien PLC	14,041,879

	Italy — 1.1%
232,761	Luxottica Group S.p.A.	13,449,133

	Japan — 3.0%
538,600	Asahi Group Holdings Ltd.	15,100,081
351,700	Nomura Research Institute Ltd.	11,094,847
2,358,000	Sumitomo Mitsui Trust Holdings, Inc.	10,668,878

		36,863,806

	Mexico — 1.2%
5,626,000	Genomma Lab Internacional S.A. de CV, Class B(b)	14,466,303

	Russia — 0.8%
226,400	Mail.ru Group Ltd., GDR(b)(c)	8,014,560
64,775	Mail.ru Group Ltd., GDR(b)	2,296,274

		10,310,834

	Sweden — 1.4%
580,202	Atlas Copco AB, Class A	16,749,682

	Switzerland — 2.0%
82,707	Roche Holding AG	24,875,262

	Thailand — 1.0%
1,230,300	Bangkok Bank PCL	6,819,400
397,000	Siam Cement PCL (The)	5,107,703

		11,927,103

	United Kingdom — 6.5%
696,744	Diageo PLC	21,640,226
285,069	Hikma Pharmaceuticals PLC	7,892,623
1,214,709	HSBC Holdings PLC	12,299,432
7,454,952	Legal & General Group PLC	25,452,101
271,744	Shire PLC	13,452,762

		80,737,144

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Shares	Description	Value (†)
	United States — 40.9%
136,069	ACE Ltd.	$13,478,995
216,811	American Express Co.	19,519,494
25,244	Apple, Inc.	13,549,465
41,038	AutoZone, Inc.(b)	22,041,510
397,387	Citigroup, Inc.	18,915,621
459,181	Coca-Cola Co. (The)	17,751,937
40,112	Core Laboratories NV	7,959,825
170,448	Deere & Co.	15,476,678
111,857	Facebook, Inc., Class A(b)	6,738,266
110,796	FactSet Research Systems, Inc.	11,944,917
98,651	General Motors Co.	3,395,567
172,955	Genesee & Wyoming, Inc., Class A(b)	16,831,981
196,538	Gilead Sciences, Inc.(b)	13,926,683
104,809	Goldman Sachs Group, Inc. (The)	17,172,955
26,025	Google, Inc., Class A(b)	29,005,123
161,971	Gulfport Energy Corp.(b)	11,529,096
955	Hawaiian Telcom Holdco, Inc.(b)	27,208
357,689	Lowe’s Cos., Inc.	17,490,992
114,016	M&T Bank Corp.	13,830,141
113,168	National Oilwell Varco, Inc.	8,812,392
232,862	Noble Energy, Inc.	16,542,516
170,417	Oceaneering International, Inc.	12,246,166
108,790	Praxair, Inc.	14,248,226
85,267	Precision Castparts Corp.	21,552,087
23,579	priceline.com, Inc.(b)	28,103,574
115,624	QUALCOMM, Inc.	9,118,109
157,479	Schlumberger Ltd.	15,354,203
96,056	Signet Jewelers Ltd.	10,168,488
326,208	Texas Instruments, Inc.	15,380,707
124,329	TransDigm Group, Inc.	23,025,731
146,076	UnitedHealth Group, Inc.	11,976,771
147,432	Valspar Corp. (The)	10,632,796
24,715	Vertex Pharmaceuticals, Inc.(b)	1,747,845
65,983	W.W. Grainger, Inc.	16,671,265
272,889	Wyndham Worldwide Corp.	19,983,661

		506,150,991

	Total Common Stocks (Identified Cost $693,619,235)	837,777,529

Principal Amount (‡)
Bonds and Notes — 29.2%
Non-Convertible Bonds — 28.5%
	Argentina — 0.0%
$509,516	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	489,135

	Australia — 0.3%
1,200,000	Macquarie Bank Ltd., 5.000%, 2/22/2017, 144A	1,309,315
500,000	Macquarie Bank Ltd., 6.625%, 4/07/2021, 144A	565,704

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Australia — continued
2,185,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)(d)	$2,211,730
155,000	Sydney Airport Finance Co., 5.125%, 2/22/2021, 144A	167,780

		4,254,529

	Barbados — 0.0%
200,000	Columbus International, Inc., 7.375%, 3/30/2021, 144A	205,750

	Belgium — 0.1%
350,000	Anheuser-Busch InBev NV, EMTN, 6.500%, 6/23/2017, (GBP)	666,480

	Brazil — 1.7%
800,000	Banco do Brasil S.A., 3.875%, 10/10/2022	744,000
1,100,000	Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 9/26/2023, 144A	1,149,500
400,000	Banco Santander Brasil S.A., 4.500%, 4/06/2015, 144A	412,000
600,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	631,500
1,990,509	Banco Votorantim S.A., 6.250%, 5/16/2016, 144A, (BRL)	839,932
800,000	Braskem Finance Ltd., 5.750%, 4/15/2021, 144A	799,000
6,600(††)	Brazil Letras do Tesouro Nacional, Zero Coupon, 7/01/2016, (BRL)(d)	2,236,347
720,589(†††)	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 8/15/2014, (BRL)	319,799
576,471(†††)	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 5/15/2015, (BRL)	258,184
2,250(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2019, (BRL)	907,392
1,115(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2021, (BRL)	436,533
2,250,000	Brazilian Government International Bond, 10.250%, 1/10/2028, (BRL)	1,031,291
1,700,000	BRF S.A., 3.950%, 5/22/2023, 144A	1,517,250
600,000	BRF S.A., 5.875%, 6/06/2022, 144A	621,000
2,300,000	BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)	834,751
1,255,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	1,168,719
400,000	CSN Resources S.A., 6.500%, 7/21/2020, 144A	408,000
450,000	Fibria Overseas Finance Ltd., 6.750%, 3/03/2021, 144A	495,000
800,000	Gerdau Trade, Inc., 5.750%, 1/30/2021, 144A	820,000
300,000	Itau Unibanco Holding S.A., 6.200%, 12/21/2021, 144A	316,875
100,000	LPG International, Inc., 7.250%, 12/20/2015	108,277
180,000	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 6/30/2021, 144A	186,750
875,610	Odebrecht Offshore Drilling Finance Ltd., 6.750%, 10/01/2022, 144A	908,445
2,400,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	954,606
320,000	Petrobras International Finance Co., 5.375%, 1/27/2021	323,623
300,000	Petrobras International Finance Co., 6.875%, 1/20/2040	295,647
800,000	Samarco Mineracao S.A., 4.125%, 11/01/2022, 144A	736,000
129,000	Telemar Norte Leste S.A., 5.500%, 10/23/2020, 144A	127,065
1,106,000	Vale Overseas Ltd., 6.875%, 11/21/2036	1,178,418

		20,765,904

	Canada — 0.9%
1,085,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	1,042,464
1,570,000	Bank of Nova Scotia, 1.450%, 4/25/2018	1,539,396
650,000	Canadian Government, 1.000%, 8/01/2016, (CAD)	586,299
3,000,000	Canadian Government, 1.250%, 9/01/2018, (CAD)	2,670,909
2,880,000	Canadian Government, 3.000%, 12/01/2015, (CAD)(d)	2,688,521
875,000	Pacific Rubiales Energy Corp., 5.125%, 3/28/2023, 144A	850,938

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Canada — continued
$1,100,000	Pacific Rubiales Energy Corp., 5.375%, 1/26/2019, 144A	$1,141,250
100,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	102,028
600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	603,088

		11,224,893

	Chile — 0.3%
1,450,000	Banco de Credito e Inversiones, 3.000%, 9/13/2017, 144A	1,473,768
200,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	200,962
300,000,000	Chile Government International Bond, 5.500%, 8/05/2020, (CLP)	550,080
1,000,000	Corp Nacional del Cobre de Chile, 4.500%, 8/13/2023, 144A	1,030,447
250,000	E.CL S.A., 5.625%, 1/15/2021, 144A	267,104
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A	773,696

		4,296,057

	China — 0.3%
800,000	Baidu, Inc., 2.250%, 11/28/2017	801,385
700,000	Baidu, Inc., 3.250%, 8/06/2018	714,748
400,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A	397,494
1,200,000	CNOOC Finance 2013 Ltd., 3.000%, 5/09/2023	1,085,673
1,000,000	Parkson Retail Group Ltd., 4.500%, 5/03/2018	911,210

		3,910,510

	Colombia — 0.3%
555,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	543,900
1,180,000	Ecopetrol S.A., 5.875%, 9/18/2023	1,289,150
1,265,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	679,990
2,140,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	1,131,348
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	113,584
40,000	Republic of Colombia, 8.125%, 5/21/2024	52,000

		3,809,972

	Costa Rica — 0.1%
600,000	Costa Rica Government International Bond, 4.250%, 1/26/2023, 144A	555,000
800,000	Costa Rica Government International Bond, 4.375%, 4/30/2025, 144A	716,000

		1,271,000

	Croatia — 0.1%
1,000,000	Croatia Government International Bond, 6.000%, 1/26/2024, 144A	1,040,000

	Czech Republic — 0.0%
400,000	CEZ AS, 4.250%, 4/03/2022, 144A	406,660

	Finland — 0.1%
1,015,000	Finland Government Bond, 1.500%, 4/15/2023, 144A, (EUR)(d)	1,374,140

	France — 0.1%
200,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	394,042
1,130,000	Societe Generale S.A., 5.000%, 1/17/2024, 144A	1,126,077

		1,520,119

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Hong Kong — 0.1%
$400,000	Hutchison Whampoa International 11 Ltd., 3.500%, 1/13/2017, 144A	$420,226
400,000	Noble Group Ltd., 6.750%, 1/29/2020, 144A	432,000

		852,226

	Hungary — 0.2%
1,330,000	Hungary Government International Bond, 5.375%, 3/25/2024	1,332,660
980,000	Hungary Government International Bond, 5.750%, 11/22/2023	1,011,850
520,000	Hungary Government International Bond, 7.625%, 3/29/2041	599,300

		2,943,810

	Iceland — 0.1%
1,000,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	1,083,750

	India — 0.2%
200,000	Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021	198,518
1,400,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	1,400,000
700,000	State Bank of India/London, 4.125%, 8/01/2017, 144A	724,065

		2,322,583

	Indonesia — 0.5%
200,000	Adaro Indonesia PT, 7.625%, 10/22/2019, 144A	212,500
800,000	Gajah Tunggal Tbk PT, 7.750%, 2/06/2018, 144A	815,000
3,500,000,000	Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	335,057
781,000,000	Indonesia Government International Bond, 11.500%, 9/15/2019, (IDR)	80,094
12,100,000,000	Indonesia Treasury Bond, 6.125%, 5/15/2028, (IDR)	857,545
14,000,000,000	Indonesia Treasury Bond, 8.375%, 3/15/2024, (IDR)	1,266,285
2,800,000	Pertamina Persero PT, 4.300%, 5/20/2023, 144A(d)	2,523,500

		6,089,981

	Ireland — 0.0%
100,000	WPP PLC, 6.000%, 4/04/2017, (GBP)	185,008

	Israel — 0.1%
1,580,000	Teva Pharmaceutical Finance Co. BV, 2.950%, 12/18/2022	1,468,417

	Italy — 1.0%
500,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)	698,431
2,860,000	Italy Buoni Poliennali Del Tesoro, 4.500%, 8/01/2018, (EUR)(d)	4,396,922
1,925,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)	3,048,186
1,525,000	Italy Buoni Poliennali Del Tesoro, 4.750%, 8/01/2023, 144A, (EUR)	2,371,303
125,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	116,563
10,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	9,775
100,000	Telecom Italia SpA, EMTN, 5.375%, 1/29/2019, (EUR)	150,315
725,000	UniCredit SpA, EMTN, 6.950%, 10/31/2022, (EUR)	1,159,378

		11,950,873

	Japan — 0.2%
1,165,000	Nomura Holdings, Inc., GMTN, 2.750%, 3/19/2019	1,157,956
1,700,000	Softbank Corp., 4.500%, 4/15/2020, 144A(d)	1,691,500

		2,849,456

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Korea — 0.8%
3,700,000	Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)	$614,586
8,000,000	Export-Import Bank of Korea, 4.000%, 11/26/2015, 144A, (PHP)	181,942
400,000	Hana Bank, 4.000%, 11/03/2016, 144A	425,137
600,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	627,789
600,000	Hyundai Steel Co., 4.625%, 4/21/2016, 144A	629,248
600,000	Industrial Bank of Korea, 2.375%, 7/17/2017, 144A	612,506
400,000	Kia Motors Corp., 3.625%, 6/14/2016, 144A	416,266
400,000	Korea Finance Corp., 4.625%, 11/16/2021	435,031
400,000	Korea National Oil Corp., 3.125%, 4/03/2017, 144A	416,841
3,784,140,000	Korea Treasury Bond, 2.750%, 9/10/2017, (KRW)(d)	3,522,564
970,000,000	Korea Treasury Bond, 4.000%, 3/10/2016, (KRW)	931,160
250,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017, 144A	258,828
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	170,233
200,000	Woori Bank, 5.875%, 4/13/2021, 144A	223,236

		9,465,367

	Luxembourg — 0.2%
400,000	Altice Financing S.A., 7.875%, 12/15/2019, 144A	437,000
970,000	ArcelorMittal, 7.250%, 3/01/2041	973,638
400,000	Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	376,000
500,000	INEOS Group Holdings S.A., 6.125%, 8/15/2018, 144A	518,750
500,000	Millicom International Cellular S.A., 4.750%, 5/22/2020, 144A	488,750

		2,794,138

	Malaysia — 0.2%
1,750,000	Malaysia Government Bond, 3.434%, 8/15/2014, (MYR)	536,696
6,540,000	Malaysia Government Bond, 4.012%, 9/15/2017, (MYR)(d)	2,030,857

		2,567,553

	Mexico — 1.5%
1,020,000	Alfa SAB de CV, 5.250%, 3/25/2024, 144A	1,045,500
10,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	713,407
300,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 4.125%, 11/09/2022, 144A	294,375
600,000	BBVA Bancomer S.A., 6.750%, 9/30/2022, 144A	657,000
10,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	617,264
364,500(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(d)	2,911,773
186,200(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/09/2022, (MXN)	1,469,777
424,200(††††)	Mexican Fixed Rate Bonds, Series M-10, 7.750%, 12/14/2017, (MXN)(d)	3,580,234
520,000(††††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)(d)	4,544,833
265,000(††††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	2,297,130
480,000	Petroleos Mexicanos, 3.500%, 7/18/2018	498,000

		18,629,293

	Netherlands — 0.6%
1,155,000	Bharti Airtel International Netherlands BV, 5.125%, 3/11/2023, 144A	1,147,781
550,000	GTB Finance BV, 6.000%, 11/08/2018, 144A	543,125
200,000	Indosat Palapa Co. BV, 7.375%, 7/29/2020, 144A	217,000
400,000	Listrindo Capital BV, 6.950%, 2/21/2019, 144A	422,000

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Netherlands — continued
$500,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	$542,500
850,000	Petrobras Global Finance BV, 3.000%, 1/15/2019	803,300
1,750,000	Petrobras Global Finance BV, 4.375%, 5/20/2023(d)	1,601,287
1,150,000	Petrobras Global Finance BV, 7.250%, 3/17/2044	1,180,505
400,000	VTR Finance BV, 6.875%, 1/15/2024, 144A	416,000

		6,873,498

	New Zealand — 0.4%
2,863,420	New Zealand Government Bond, 3.000%, 9/20/2030, (NZD)	2,472,973
2,340,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)(d)	2,101,825

		4,574,798

	Norway — 0.4%
14,109,000	Norway Government Bond, 2.000%, 5/24/2023, (NOK)(d)	2,200,776
13,760,000	Norway Government Bond, 4.500%, 5/22/2019, (NOK)(d)	2,555,162

		4,755,938

	Panama — 0.0%
300,000	Banco Latinoamericano de Comercio Exterior S.A., 3.750%, 4/04/2017, 144A	310,050

	Peru — 0.1%
1,050,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A	955,500

	Philippines — 0.1%
40,000,000	Philippine Government International Bond, 3.900%, 11/26/2022, (PHP)	851,823
30,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	690,712
175,000	Philippine Long Distance Telephone Co., EMTN, 8.350%, 3/06/2017	203,219

		1,745,754

	Poland — 0.3%
6,965,000	Poland Government Bond, 4.000%, 10/25/2023, (PLN)(d)	2,261,932
2,200,000	Poland Government Bond, 4.750%, 4/25/2017, (PLN)	758,701
95,000	Poland Government International Bond, 3.000%, 9/23/2014, (CHF)	108,868
800,000	Poland Government International Bond, 3.000%, 3/17/2023	748,000

		3,877,501

	Romania — 0.1%
2,650,000	Romania Government Bond, 5.850%, 4/26/2023, (RON)	849,916

	Singapore — 0.7%
2,000,000	DBS Bank Ltd., (fixed rate to 9/21/2017, variable rate thereafter), 3.625%, 9/21/2022, 144A(d)	2,052,174
950,000	Singapore Government Bond, 2.250%, 6/01/2021, (SGD)	758,320
2,470,000	Singapore Government Bond, 2.500%, 6/01/2019, (SGD)(d)	2,058,111
3,100,000	Singapore Government Bond, 3.250%, 9/01/2020, (SGD)(d)	2,653,170
500,000	TBG Global Pte Ltd., 4.625%, 4/03/2018, 144A	494,375

		8,016,150

	South Africa — 0.3%
650,000	AngloGold Ashanti Holdings PLC, 5.125%, 8/01/2022	606,047
285,000	Republic of South Africa, EMTN, 4.500%, 4/05/2016, (EUR)	415,324

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	South Africa — continued
11,500,000	South Africa Government Bond, 7.750%, 2/28/2023, (ZAR)	$1,055,012
600,000	South Africa Government International Bond, 5.875%, 9/16/2025	645,000
700,000	Transnet SOC Ltd., 4.000%, 7/26/2022, 144A	643,657

		3,365,040

	Spain — 0.6%
820,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	1,168,746
1,270,000	Spain Government Bond, 4.200%, 1/31/2037, (EUR)(d)	1,791,151
2,115,000	Spain Government Bond, 4.300%, 10/31/2019, (EUR)	3,263,522
800,000	Spain Government Bond, 4.400%, 10/31/2023, 144A, (EUR)	1,212,805

		7,436,224

	Supranationals — 0.8%
840,000	Central American Bank for Economic Integration, 3.875%, 2/09/2017, 144A	876,747
1,115,000	Corp Andina de Fomento, 4.375%, 6/15/2022	1,148,303
4,925,000	European Financial Stability Facility, 1.625%, 7/17/2020, (EUR)(d)	6,891,447
70,000,000	International Finance Corp., 7.800%, 6/03/2019, (INR)	1,174,256

		10,090,753

	Sweden — 0.2%
1,000,000	PKO Finance AB, 4.630%, 9/26/2022, 144A	1,007,500
9,195,000	Sweden Government Bond, 4.500%, 8/12/2015, (SEK)	1,494,630
2,450,000	Sweden Government Bond, 5.000%, 12/01/2020, (SEK)	455,783

		2,957,913

	Thailand — 0.1%
950,000	Thai Oil PCL, 3.625%, 1/23/2023, 144A	882,567

	Turkey — 0.5%
800,000	Arcelik AS, 5.000%, 4/03/2023, 144A	700,000
1,600,000	Turkey Government International Bond, 3.250%, 3/23/2023	1,399,200
1,200,000	Turkey Government International Bond, 5.125%, 3/25/2022	1,202,400
1,125,000	Turkey Government International Bond, 5.750%, 3/22/2024	1,163,813
600,000	Turkiye Garanti Bankasi A.S., 4.000%, 9/13/2017, 144A	597,120
800,000	Turkiye Is Bankasi, 3.875%, 11/07/2017, 144A	780,000
875,000	Yapi ve Kredi Bankasi, 5.250%, 12/03/2018, 144A	866,250

		6,708,783

	United Arab Emirates — 0.1%
600,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	662,250
200,000	Dubai Electricity & Water Authority, 8.500%, 4/22/2015, 144A	213,760

		876,010

	United Kingdom — 0.7%
600,000	Anglo American Capital PLC, 2.625%, 9/27/2017, 144A	609,200
410,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	391,327
250,000	BAT International Finance PLC, 3.250%, 6/07/2022, 144A	245,329
470,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	883,858
60,000	BSKYB Finance UK PLC, 5.750%, 10/20/2017, (GBP)	111,765
150,000	Imperial Tobacco Finance PLC, EMTN, 6.250%, 12/04/2018, (GBP)	286,748

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United Kingdom — continued
400,000	Old Mutual PLC, EMTN, 8.000%, 6/03/2021, (GBP)	$730,124
1,130,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	1,157,067
250,000	Standard Chartered PLC, EMTN, 3.625%, 11/23/2022, (EUR)	350,567
345,000	United Kingdom Gilt, 2.000%, 1/22/2016, (GBP)	588,407
705,000	United Kingdom Treasury, 1.750%, 1/22/2017, (GBP)	1,195,992
250,000	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)	469,832
1,150,000	Vedanta Resources PLC, 6.000%, 1/31/2019, 144A	1,150,000

		8,170,216

	United States — 13.1%
15,000	21st Century Fox America, Inc., 6.400%, 12/15/2035	17,926
240,000	AES Corp., 4.875%, 5/15/2023	229,200
425,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	405,875
15,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	14,250
975,000	Alcoa, Inc., 5.900%, 2/01/2027	994,763
129,000	Ally Financial, Inc., 8.000%, 12/31/2018	153,832
1,728,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,129,760
194,582	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027, 144A	196,041
720,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	945,900
12,750	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(c)	12,973
925,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	1,020,507
145,000	Avnet, Inc., 6.000%, 9/01/2015	154,856
200,000	Bank of America Corp., 5.490%, 3/15/2019	222,149
500,000	Bank of America Corp., EMTN, 4.625%, 8/07/2017, (EUR)	764,871
115,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	126,804
50,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	52,250
15,000	Boston Scientific Corp., 5.125%, 1/12/2017	16,374
15,000	Boston Scientific Corp., 6.400%, 6/15/2016	16,626
875,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	910,000
640,000	Cemex Finance LLC, 6.000%, 4/01/2024, 144A	641,600
1,995,000	CenturyLink, Inc., 6.450%, 6/15/2021	2,144,625
510,000	CenturyLink, Inc., 7.650%, 3/15/2042	481,312
55,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	52,800
605,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	575,506
20,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	22,450
95,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	107,825
1,470,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	1,587,600
155,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	171,275
1,005,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,059,019
296,511	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	313,560
235,000	Crestview DS Merger Sub II, Inc., 10.000%, 9/01/2021, 144A	260,850
235,000	Cummins, Inc., 5.650%, 3/01/2098	243,691
212,558	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	244,974

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$185,086	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	$186,937
42,000	Dillard’s, Inc., 6.625%, 1/15/2018	47,250
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	50,875
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,580
310,000	DR Horton, Inc., 4.375%, 9/15/2022	303,800
1,725,000	First Data Corp., 10.625%, 6/15/2021	1,940,625
150,000	Foot Locker, Inc., 8.500%, 1/15/2022(c)	163,906
25,000	Ford Motor Co., 6.375%, 2/01/2029	28,555
50,000	Ford Motor Co., 6.625%, 2/15/2028	55,690
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,463,208
40,000	Ford Motor Co., 7.125%, 11/15/2025	47,440
835,000	Ford Motor Co., 7.400%, 11/01/2046	1,082,494
5,000	Ford Motor Co., 7.500%, 8/01/2026	6,158
1,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	1,103,729
905,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	1,021,709
50,000	General Electric Capital Corp., GMTN, 3.100%, 1/09/2023	48,928
600,000	General Electric Capital Corp., Series A, (fixed rate to 6/15/2022, variable rate thereafter), 7.125%(e)	684,000
3,435,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	4,323,078
105,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	132,210
180,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	236,823
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	458,640
200,000	Gerdau Holdings, Inc., 7.000%, 1/20/2020, 144A	222,000
800,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	740,458
2,295,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	2,628,966
3,045,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	3,379,950
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	170,569
70,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.819%, 8/10/2045(f)	72,279
425,000	Halcon Resources Corp., 8.875%, 5/15/2021	440,937
410,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	465,580
1,000,000	HCA Holdings, Inc., 6.250%, 2/15/2021	1,070,500
20,000	HCA, Inc., 4.750%, 5/01/2023	19,775
90,000	HCA, Inc., 6.375%, 1/15/2015	93,375
225,000	HCA, Inc., 7.050%, 12/01/2027	223,594
245,000	HCA, Inc., 7.190%, 11/15/2015	265,825
90,000	HCA, Inc., 7.500%, 12/15/2023	97,650
820,000	HCA, Inc., 7.500%, 11/06/2033	840,500
1,500,000	HCA, Inc., 7.690%, 6/15/2025	1,601,250
395,000	HCA, Inc., 8.360%, 4/15/2024	446,350
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	205,725
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	76,500
855,000	Hecla Mining Co., 6.875%, 5/01/2021	829,350
585,000	Hercules, Inc., 6.500%, 6/30/2029	514,800
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	522,740
110,000	Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	121,486

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$450,000	International Lease Finance Corp., 4.625%, 4/15/2021	$450,000
1,250,000	International Lease Finance Corp., 6.250%, 5/15/2019	1,378,125
45,000	iStar Financial, Inc., 3.875%, 7/01/2016	46,350
145,000	iStar Financial, Inc., 4.875%, 7/01/2018	148,625
70,000	iStar Financial, Inc., 5.850%, 3/15/2017	75,250
60,000	iStar Financial, Inc., 6.050%, 4/15/2015	62,550
200,000	iStar Financial, Inc., 7.125%, 2/15/2018	224,500
5,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	4,213
48,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	36,600
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,750
2,995,000	Jack Cooper Holdings Corp., 9.250%, 6/01/2020, 144A	3,264,550
665,000	Jefferies Group LLC, 5.125%, 4/13/2018	722,402
30,000	Jefferies Group LLC, 5.125%, 1/20/2023	31,530
1,070,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,084,103
685,000	Jefferies Group LLC, 6.450%, 6/08/2027	732,280
1,410,000	Jefferies Group LLC, 6.875%, 4/15/2021	1,641,862
15,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	13,425
245,000	KB Home, 4.750%, 5/15/2019	246,837
1,665,000	KB Home, 8.000%, 3/15/2020	1,889,775
190,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	199,262
15,000	Lennar Corp., Series B, 5.500%, 9/01/2014	15,263
55,000	Lennar Corp., Series B, 6.500%, 4/15/2016	59,675
135,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	146,306
1,435,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	1,608,994
30,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	33,300
165,000	Masco Corp., 6.500%, 8/15/2032	167,887
865,000	Masco Corp., 7.750%, 8/01/2029	966,048
2,700,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	3,019,615
310,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(g)	272,800
265,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(g)	253,075
825,000	Morgan Stanley, 2.125%, 4/25/2018	823,192
220,000	Morgan Stanley, 2.500%, 1/24/2019	219,387
1,175,000	Morgan Stanley, 5.750%, 1/25/2021	1,345,834
250,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	457,274
500,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	494,631
3,150,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	3,118,068
600,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	711,517
100,000	Morgan Stanley, Series F, MTN, 0.687%, 10/18/2016(f)	99,751
1,552,000	New Albertson’s, Inc., 7.450%, 8/01/2029	1,249,360
245,000	New Albertson’s, Inc., 7.750%, 6/15/2026	200,900
3,605,000	New Albertson’s, Inc., 8.000%, 5/01/2031	2,974,125
2,110,000	New Albertson’s, Inc., 8.700%, 5/01/2030	1,788,225
315,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	228,375
155,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	144,538
115,000	Owens Corning, Inc., 6.500%, 12/01/2016	126,986
535,000	Owens Corning, Inc., 7.000%, 12/01/2036	606,610

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$540,000	Pulte Group, Inc., 6.000%, 2/15/2035	$503,550
785,000	Pulte Group, Inc., 6.375%, 5/15/2033	769,300
220,000	Pulte Group, Inc., 7.875%, 6/15/2032	245,850
1,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,471,837
650,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	620,750
400,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	433,000
60,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	59,250
560,000	Qwest Corp., 6.875%, 9/15/2033	552,240
115,000	Qwest Corp., 7.250%, 9/15/2025	127,035
480,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	528,000
200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	206,000
500,000	Range Resources Corp., 5.000%, 8/15/2022	510,000
750,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	785,423
80,000	Reynolds American, Inc., 6.750%, 6/15/2017	92,234
400,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.875%, 8/15/2019	447,000
655,000	Rockies Express Pipeline LLC, 3.900%, 4/15/2015, 144A	659,912
205,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	185,012
1,970,000	Rosetta Resources, Inc., 5.625%, 5/01/2021	2,014,325
760,000	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	830,300
175,000	SLM Corp., 4.875%, 6/17/2019	177,831
915,000	SLM Corp., 5.500%, 1/25/2023	897,844
1,600(†††††)	SLM Corp., 6.000%, 12/15/2043	34,589
141,000	SLM Corp., MTN, 3.875%, 9/10/2015	145,230
40,000	SLM Corp., MTN, 4.625%, 9/25/2017	42,050
60,000	SLM Corp., MTN, 5.500%, 1/15/2019	63,450
1,130,000	SLM Corp., MTN, 7.250%, 1/25/2022	1,245,825
10,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	9,906
2,560,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	2,265,600
360,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	423,900
330,000	Springleaf Finance Corp., 7.750%, 10/01/2021	365,475
130,000	Springleaf Finance Corp., 8.250%, 10/01/2023	144,950
400,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	424,500
300,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	314,250
135,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	148,163
294,000	Sprint Capital Corp., 6.875%, 11/15/2028	285,180
240,000	Sprint Capital Corp., 6.900%, 5/01/2019	263,400
110,000	Sprint Capital Corp., 8.750%, 3/15/2032	121,000
26,000	Sprint Communications, Inc., 6.000%, 12/01/2016	28,503
180,000	Sprint Communications, Inc., 6.000%, 11/15/2022	183,375
2,910,000	SUPERVALU, Inc., 6.750%, 6/01/2021	2,950,012
1,360,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,224,000
820,000	Textron, Inc., 5.950%, 9/21/2021	924,642
715,000	Time Warner Cable, Inc., 5.250%, 7/15/2042, (GBP)	1,193,619
976,000	Toys R Us, Inc., 7.375%, 10/15/2018	780,800
13,995,000	U.S. Treasury Note, 0.250%, 5/31/2014(h)(k)	13,999,366
1,995,000	U.S. Treasury Note, 0.250%, 10/31/2014(d)	1,997,027

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$7,940,000	U.S. Treasury Note, 0.250%, 1/15/2015	$7,948,686
4,760,000	U.S. Treasury Note, 0.250%, 1/31/2015	4,765,393
13,095,000	U.S. Treasury Note, 0.250%, 2/15/2015(k)	13,108,305
3,480,000	U.S. Treasury Note, 0.250%, 12/15/2015	3,476,329
5,000,000	U.S. Treasury Note, 0.250%, 2/29/2016	4,986,720
28,215	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	32,095
630,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	679,612
295,000	United Rentals North America, Inc., 7.625%, 4/15/2022	330,769
1,735,000	United States Steel Corp., 6.650%, 6/01/2037	1,492,100
770,000	United States Steel Corp., 7.500%, 3/15/2022	827,750
134,465	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	150,265
71,874	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	80,499
528,181	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	553,270
230,000	USG Corp., 9.750%, 1/15/2018	277,725
360,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	388,800
110,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	115,314
260,000	Visant Corp., 10.000%, 10/01/2017	259,025
475,000	Wells Fargo & Co., EMTN, 3.500%, 9/12/2029, (GBP)	740,955
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	71,879
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	404,883
125,000	Xerox Corp., 6.750%, 2/01/2017	142,245
20,000	Xerox Corp., MTN, 7.200%, 4/01/2016	22,345
250,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	357,365

		162,032,397

	Total Non-Convertible Bonds (Identified Cost $338,330,925)	352,916,612

Convertible Bonds — 0.7%
	United States — 0.7%
390,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	396,825
175,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	182,328
185,000	Ciena Corp., 3.750%, 10/15/2018, 144A	258,884
125,000	Ford Motor Co., 4.250%, 11/15/2016	226,328
530,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(i)	541,594
1,125,000	Intel Corp., 3.250%, 8/01/2039	1,572,891
90,000	KB Home, 1.375%, 2/01/2019	92,475
215,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(g)	326,128
2,200,000	Old Republic International Corp., 3.750%, 3/15/2018	2,736,250
375,000	Omnicare, Inc., 3.750%, 12/15/2025	850,312
610,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	626,013
40,000	RPM International, Inc., 2.250%, 12/15/2020	46,350

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$90,000	Trinity Industries, Inc., 3.875%, 6/01/2036	$142,988
265,000	United States Steel Corp., 2.750%, 4/01/2019	343,341

	Total Convertible Bonds (Identified Cost $6,305,227)	8,342,707

Municipals — 0.0%
	United States — 0.0%
415,000	State of Illinois, 5.100%, 6/01/2033	409,576
130,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	92,613

	Total Municipals (Identified Cost $448,777)	502,189

	Total Bonds and Notes (Identified Cost $345,084,929)	361,761,508

Senior Loans — 0.4%
	United States — 0.4%
1,856,250	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(f)	1,912,940
1,065,000	Flying Fortress, Inc., New Term Loan, 3.500%, 6/30/2017(f)	1,063,221
31,074	PowerTeam Services LLC, Delayed Draw Term Loan, 3.250%, 5/06/2020(j)	30,893
23,376	PowerTeam Services LLC, Delayed Draw Term Loan, 4.250%, 5/06/2020(f)	23,239
431,738	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(f)	429,221
120,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(f)	118,800
17,089	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(f)	12,756
909,613	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(f)	910,368
341,550	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/28/2019(f)	342,404

	Total Senior Loans (Identified Cost $4,784,567)	4,843,842

Shares
Preferred Stocks — 0.1%
Non-Convertible Preferred Stock — 0.1%
	United States — 0.1%
682	Ally Financial, Inc., Series G, 7.000% 144A (Identified Cost $145,366)	673,603

Convertible Preferred Stocks — 0.0%
	United States — 0.0%
460	Chesapeake Energy Corp., 5.000%	44,574
100	Chesapeake Energy Corp., Series A, 5.750% 144A	111,812

	Total Convertible Preferred Stocks (Identified Cost $135,343)	156,386

	Total Preferred Stocks (Identified Cost $280,709)	829,989

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 1.8%
$69,399	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2014 at 0.000% to be repurchased at $69,399 on 4/01/2014 collateralized by $80,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $75,189 including accrued interest (Note 2 of Notes to Financial Statements)	$69,399
22,239,675	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $22,239,675 on 4/01/2014 collateralized by $22,745,000 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $22,688,138 including accrued interest (Note 2 of Notes to Financial Statements)	22,239,675

	Total Short-Term Investments (Identified Cost $22,309,074)	22,309,074

	Total Investments — 99.2% (Identified Cost $1,066,078,514)(a)	1,227,521,942
	Other assets less liabilities — 0.8%	9,421,655

	Net Assets — 100.0%	$1,236,943,597

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Security held in units. One unit represents a principal amount of 1,000. Amount shown represents principal amount including inflation adjustments.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2014, the net unrealized appreciation on investments based on a cost of $1,067,035,187 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$177,568,098
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(17,081,343)

	Net unrealized appreciation	$160,486,755

(b)	Non-income producing security.
(c)	Fair valued by the Fund’s investment adviser. At March 31, 2014, the value of these securities amounted to $8,191,439 or 0.7% of net assets.
(d)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(e)	Perpetual bond with no specified maturity date.
(f)	Variable rate security. Rate as of March 31, 2014 is disclosed.
(g)	Illiquid security. At March 31, 2014, the value of these securities amounted to $852,003 or 0.1% of net assets.

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

(h)	A portion of this security has been pledged as collateral for open forward foreign currency contracts.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(j)	Unfunded loan commitment. Represents a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.
(k)	A portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of Rule 144A holdings amounted to $82,025,063 or 6.6% of net assets.
GDR	A Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of GDRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

At March 31, 2014, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	6/18/2014	Australian Dollar	2,870,000	$2,647,680	$(86,923)
Sell[1]	6/06/2014	Brazilian Real	6,400,000	2,772,988	(101,200)
Buy[1]	6/11/2014	British Pound	1,370,000	2,282,798	1,228
Buy[1]	6/05/2014	Canadian Dollar	6,610,000	5,970,079	701
Sell[1]	6/05/2014	Canadian Dollar	13,390,000	12,093,700	(138,340)
Buy[2]	6/18/2014	Euro	13,520,000	18,623,650	(122,101)
Buy[1]	6/18/2014	Japanese Yen	2,245,000,000	21,759,532	(187,229)
Buy[3]	6/20/2014	Malaysian Ringgit	1,250,000	380,726	1,835
Sell[2]	6/18/2014	New Zealand Dollar	5,212,000	4,495,173	(54,758)

Total					$(686,787)

1 Counterparty is Credit Suisse International.

2 Counterparty is Barclays Bank PLC

3 Counterparty is JPMorgan Chase Bank, N.A.

Industry Summary at March 31, 2014 (Unaudited)

Treasuries	10.1%
Pharmaceuticals	6.4
Beverages	5.6
Banks	5.1
Specialty Retail	4.0
Internet Software & Services	3.7
Aerospace & Defense	3.7
Energy Equipment & Services	3.5
Banking	3.3
Insurance	3.2
Trading Companies & Distributors	2.8
Machinery	2.7
Textiles, Apparel & Luxury Goods	2.4
Chemicals	2.4
Internet & Catalog Retail	2.3
Oil, Gas & Consumable Fuels	2.2
IT Services	2.2
Other Investments, less than 2% each	31.8
Short-Term Investments	1.8

Total Investments	99.2
Other assets less liabilities (including open forward foreign currency contracts)	0.8

Net Assets	100.0%

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Currency Exposure Summary at March 31, 2014 (Unaudited)

United States Dollar	65.4%
Euro	8.8
British Pound	7.2
Japanese Yen	3.0
Mexican Peso	2.5
Canadian Dollar	2.0
Swiss Franc	2.0
Other, less than 2% each	8.3

Total Investments	99.2
Other assets less liabilities (including open forward foreign currency contracts)	0.8

Net Assets	100.0%

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.0% of Net Assets
	Air Freight & Logistics — 6.3%
592,402	Expeditors International of Washington, Inc.	$23,476,891
253,217	United Parcel Service, Inc., Class B	24,658,272

		48,135,163

	Beverages — 8.7%
672,078	Coca-Cola Co. (The)	25,982,535
20,294	Diageo PLC, Sponsored ADR	2,528,429
316,488	Monster Beverage Corp.(b)	21,980,092
310,132	SABMiller PLC, Sponsored ADR	15,630,653

		66,121,709

	Biotechnology — 2.5%
154,672	Amgen, Inc.	19,077,245

	Capital Markets — 3.6%
123,326	Greenhill & Co., Inc.	6,410,485
621,459	SEI Investments Co.	20,887,237

		27,297,722

	Communications Equipment — 9.2%
1,668,757	Cisco Systems, Inc.	37,396,844
413,743	QUALCOMM, Inc.	32,627,773

		70,024,617

	Consumer Finance — 2.4%
207,072	American Express Co.	18,642,692

	Energy Equipment & Services — 3.3%
258,144	Schlumberger Ltd.	25,169,040

	Food Products — 3.8%
2,042,376	Danone, Sponsored ADR	28,981,315

	Health Care Equipment & Supplies — 5.4%
267,986	Varian Medical Systems, Inc.(b)	22,508,144
195,439	Zimmer Holdings, Inc.	18,484,621

		40,992,765

	Hotels, Restaurants & Leisure — 2.4%
242,764	Yum! Brands, Inc.	18,301,978

	Household Products — 3.5%
331,188	Procter & Gamble Co. (The)	26,693,753

	Internet & Catalog Retail — 4.6%
105,068	Amazon.com, Inc.(b)	35,357,483

	Internet Software & Services — 9.9%
565,140	Facebook, Inc., Class A(b)	34,044,034
36,988	Google, Inc., Class A(b)	41,223,496

		75,267,530

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Growth Fund – (continued)

Shares	Description	Value (†)
	IT Services — 6.0%
139,255	Automatic Data Processing, Inc.	$10,758,842
161,713	Visa, Inc., Class A	34,907,368

		45,666,210

	Pharmaceuticals — 7.3%
233,260	Merck & Co., Inc.	13,242,170
289,319	Novartis AG, ADR	24,597,901
383,690	Novo Nordisk AS, ADR	17,515,449

		55,355,520

	Semiconductors & Semiconductor Equipment — 3.6%
55,740	Altera Corp.	2,020,017
66,655	Analog Devices, Inc.	3,542,047
434,472	ARM Holdings PLC, Sponsored ADR	22,145,038

		27,707,102

	Software — 11.9%
433,019	Autodesk, Inc.(b)	21,295,875
137,693	FactSet Research Systems, Inc.	14,844,682
451,478	Microsoft Corp.	18,506,083
882,487	Oracle Corp.	36,102,543

		90,749,183

	Specialty Retail — 3.6%
563,130	Lowe’s Cos., Inc.	27,537,057

	Total Common Stocks (Identified Cost $625,650,222)	747,078,084

Principal Amount
Short-Term Investments — 1.7%
$12,608,119	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $12,608,119 on 4/01/2014 collateralized by $11,185,000 Federal Home Loan Mortgage Corporation, 4.875% due 6/13/2018 valued at $12,862,750 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $12,608,119)	12,608,119

	Total Investments — 99.7% (Identified Cost $638,258,341)(a)	759,686,203
	Other assets less liabilities — 0.3%	2,275,602

	Net Assets — 100.0%	$761,961,805

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Growth Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2014, the net unrealized appreciation on investments based on a cost of $638,258,341 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$124,599,795
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,171,933)

	Net unrealized appreciation	$121,427,862

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at March 31, 2014 (Unaudited)

Software	11.9%
Internet Software & Services	9.9
Communications Equipment	9.2
Beverages	8.7
Pharmaceuticals	7.3
Air Freight & Logistics	6.3
IT Services	6.0
Health Care Equipment & Supplies	5.4
Internet & Catalog Retail	4.6
Food Products	3.8
Semiconductors & Semiconductor Equipment	3.6
Specialty Retail	3.6
Capital Markets	3.6
Household Products	3.5
Energy Equipment & Services	3.3
Biotechnology	2.5
Consumer Finance	2.4
Hotels, Restaurants & Leisure	2.4
Short-Term Investments	1.7

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Value Fund

Shares	Description	Value (†)
Common Stocks — 95.4% of Net Assets
	Aerospace & Defense — 2.5%
270,799	Honeywell International, Inc.	$25,119,315
259,267	Northrop Grumman Corp.	31,988,363

		57,107,678

	Automobiles — 1.2%
811,070	General Motors Co.	27,917,029

	Banks — 11.6%
2,035,272	Bank of America Corp.	35,006,678
724,929	Citigroup, Inc.	34,506,620
966,405	Fifth Third Bancorp	22,178,995
966,750	JPMorgan Chase & Co.	58,691,393
399,831	PNC Financial Services Group, Inc. (The)	34,785,297
496,512	US Bancorp	21,280,504
1,060,286	Wells Fargo & Co.	52,738,626

		259,188,113

	Beverages — 1.2%
323,704	PepsiCo, Inc.	27,029,284

	Capital Markets — 4.3%
307,828	Ameriprise Financial, Inc.	33,882,628
529,447	Legg Mason, Inc.	25,964,081
540,938	State Street Corp.	37,622,238

		97,468,947

	Chemicals — 1.4%
456,295	E.I. du Pont de Nemours & Co.	30,617,394

	Communications Equipment — 2.4%
1,182,914	Cisco Systems, Inc.	26,509,103
440,488	Motorola Solutions, Inc.	28,318,973

		54,828,076

	Construction Materials — 1.2%
409,162	Vulcan Materials Co.	27,188,815

	Consumer Finance — 1.4%
545,000	Discover Financial Services	31,713,550

	Containers & Packaging — 1.3%
915,908	Sealed Air Corp.	30,105,896

	Diversified Telecommunication Services — 1.3%
611,418	Verizon Communications, Inc.	29,085,154

	Electric Utilities — 2.0%
302,059	NextEra Energy, Inc.	28,882,882
328,058	Northeast Utilities	14,926,639

		43,809,521

	Electrical Equipment — 1.4%
426,698	Eaton Corp. PLC	32,053,554

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Value Fund – (continued)

Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — 0.7%
527,641	Knowles Corp.(b)	$16,657,626

	Energy Equipment & Services — 2.5%
400,230	National Oilwell Varco, Inc.	31,165,910
255,847	Schlumberger Ltd.	24,945,083

		56,110,993

	Food & Staples Retailing — 1.4%
407,954	CVS Caremark Corp.	30,539,436

	Food Products — 1.2%
756,187	Mondelez International, Inc., Class A	26,126,261

	Health Care Equipment & Supplies — 1.4%
422,554	Covidien PLC	31,125,328

	Health Care Providers & Services — 2.8%
435,949	HCA Holdings, Inc.(b)	22,887,323
475,566	UnitedHealth Group, Inc.	38,991,656

		61,878,979

	Independent Power & Renewable Electricity Producers — 0.9%
995,623	Calpine Corp.(b)	20,818,477

	Industrial Conglomerates — 1.5%
1,268,955	General Electric Co.	32,853,245

	Insurance — 5.6%
662,597	American International Group, Inc.	33,136,476
628,316	MetLife, Inc.	33,175,085
353,079	Travelers Cos., Inc. (The)	30,047,023
839,147	Unum Group	29,630,280

		125,988,864

	Internet & Catalog Retail — 1.2%
966,850	Liberty Interactive Corp., Class A(b)	27,912,959

	Internet Software & Services — 0.9%
479,608	AOL, Inc.(b)	20,992,442

	Machinery — 3.3%
207,820	Deere & Co.	18,870,056
402,978	Illinois Tool Works, Inc.	32,774,201
512,664	Terex Corp.	22,711,015

		74,355,272

	Media — 5.7%
636,645	Comcast Corp., Class A	31,844,983
269,199	DIRECTV(b)	20,572,187
450,505	Liberty Global PLC, Class A(b)	18,741,008
380,376	Omnicom Group, Inc.	27,615,298
332,203	Viacom, Inc., Class B	28,233,933

		127,007,409

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Value Fund – (continued)

Shares	Description	Value (†)
	Multiline Retail — 1.3%
495,572	Family Dollar Stores, Inc.	$28,748,132

	Oil, Gas & Consumable Fuels — 9.1%
387,421	Chevron Corp.	46,068,231
398,018	CONSOL Energy, Inc.	15,900,819
323,649	ExxonMobil Corp.	31,614,034
327,239	Hess Corp.	27,121,568
973,401	Marathon Oil Corp.	34,575,204
377,077	Noble Energy, Inc.	26,787,550
397,979	Valero Energy Corp.	21,132,685

		203,200,091

	Pharmaceuticals — 10.3%
471,739	Bristol-Myers Squibb Co.	24,506,841
598,017	Eli Lilly & Co.	35,199,281
314,541	Forest Laboratories, Inc.(b)	29,022,698
877,863	Merck & Co., Inc.	49,836,282
1,442,602	Pfizer, Inc.	46,336,376
626,992	Sanofi, ADR	32,779,142
227,648	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	12,028,920

		229,709,540

	REITs – Diversified — 1.2%
908,017	Weyerhaeuser Co.	26,650,299

	Road & Rail — 1.4%
325,069	Norfolk Southern Corp.	31,586,955

	Semiconductors & Semiconductor Equipment — 1.3%
620,999	Texas Instruments, Inc.	29,280,103

	Software — 1.7%
913,112	Microsoft Corp.	37,428,461

	Specialty Retail — 2.1%
312,359	AutoNation, Inc.(b)	16,626,870
622,158	Lowe’s Cos., Inc.	30,423,526

		47,050,396

	Technology Hardware, Storage & Peripherals — 2.5%
46,323	Apple, Inc.	24,863,407
1,115,229	EMC Corp.	30,568,427

		55,431,834

	Tobacco — 1.2%
328,325	Philip Morris International, Inc.	26,879,968

	Wireless Telecommunication Services — 1.0%
584,816	Vodafone Group PLC, Sponsored ADR	21,527,077

	Total Common Stocks (Identified Cost $1,543,026,009)	2,137,973,158

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Value Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 4.4%
$97,677,072	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $97,677,072 on 4/01/2014 collateralized by $101,925,000 U.S. Treasury Note, 0.750% due 3/31/2018 valued at $99,631,688 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $97,677,072)	$97,677,072

	Total Investments — 99.8% (Identified Cost $1,640,703,081)(a)	2,235,650,230
	Other assets less liabilities — 0.2%	4,033,889

	Net Assets — 100.0%	$2,239,684,119

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2014, the net unrealized appreciation on investments based on a cost of $1,640,703,081 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$608,271,077
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(13,323,928)

	Net unrealized appreciation	$594,947,149

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at March 31, 2014 (Unaudited)

Banks	11.6%
Pharmaceuticals	10.3
Oil, Gas & Consumable Fuels	9.1
Media	5.7
Insurance	5.6
Capital Markets	4.3
Machinery	3.3
Health Care Providers & Services	2.8
Aerospace & Defense	2.5
Energy Equipment & Services	2.5
Technology Hardware, Storage & Peripherals	2.5
Communications Equipment	2.4
Specialty Retail	2.1
Electric Utilities	2.0
Other Investments, less than 2% each	28.7
Short-Term Investments	4.4

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

See accompanying notes to financial statements.

33  |

Statements of Assets and Liabilities

March 31, 2014 (Unaudited)

	Global Equity and Income Fund	Growth Fund	Value Fund
ASSETS
Investments at cost	$1,066,078,514	$638,258,341	$1,640,703,081
Net unrealized appreciation	161,443,428	121,427,862	594,947,149

Investments at value	1,227,521,942	759,686,203	2,235,650,230
Foreign currency at value (identified cost $6,206,526, $0 and $0)	6,274,196	—	—
Receivable for Fund shares sold	2,709,754	1,815,950	6,782,566
Receivable for securities sold	2,213,244	—	4,107,855
Dividends and interest receivable	5,726,948	1,263,484	2,701,735
Unrealized appreciation on forward foreign currency contracts (Note 2)	3,764	—	—
Tax reclaims receivable	408,701	191,264	—

TOTAL ASSETS	1,244,858,549	762,956,901	2,249,242,386

LIABILITIES
Payable for securities purchased	4,749,072	—	5,833,743
Payable for Fund shares redeemed	1,400,536	440,980	2,288,646
Unrealized depreciation on forward foreign currency contracts (Note 2)	690,551	—	—
Foreign taxes payable (Note 2)	5,307	—	—
Management fees payable (Note 6)	785,438	319,545	935,252
Deferred Trustees’ fees (Note 6)	115,285	140,360	342,370
Administrative fees payable (Note 6)	45,645	27,845	81,524
Payable to distributor (Note 6d)	10,553	7,906	29,805
Other accounts payable and accrued expenses	112,565	58,460	46,927

TOTAL LIABILITIES	7,914,952	995,096	9,558,267

NET ASSETS	$1,236,943,597	$761,961,805	$2,239,684,119

NET ASSETS CONSIST OF:
Paid-in capital	$1,057,522,212	$698,244,420	$1,540,519,026
Undistributed net investment income	2,053,602	1,330,785	24,600,345
Accumulated net realized gain (loss) on investments and foreign currency transactions	16,522,674	(59,041,262)	79,617,599
Net unrealized appreciation on investments and foreign currency translations	160,845,109	121,427,862	594,947,149

NET ASSETS	$1,236,943,597	$761,961,805	$2,239,684,119

See accompanying notes to financial statements.

|  34

Statements of Assets and Liabilities (continued)

March 31, 2014 (Unaudited)

	Global Equity and Income Fund	Growth Fund		Value Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$277,031,475	$60,914,427		$287,728,174

Shares of beneficial interest	14,393,761	6,786,993		10,511,306

Net asset value and redemption price per share	$19.25	$8.98		$27.37

Offering price per share (100/94.25 of net asset value) (Note 1)	$20.42	$9.53		$29.04

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$—	$706,869		$940,984

Shares of beneficial interest	—	84,330		33,897

Net asset value and offering price per share	$—	$8.38		$27.76

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$376,111,564	$27,688,256		$17,628,999

Shares of beneficial interest	19,723,822	3,305,945		649,014

Net asset value and offering price per share	$19.07	$8.38		$27.16

Class N shares:
Net assets	$—	$1,258		$338,312,398

Shares of beneficial interest	—	132		12,333,516

Net asset value, offering and redemption price per share	$—	$9.50	*	$27.43

Class Y shares:
Net assets	$583,800,558	$672,650,995		$1,595,058,123

Shares of beneficial interest	30,192,711	70,630,761		58,118,168

Net asset value, offering and redemption price per share	$19.34	$9.52		$27.45

Admin Class shares:
Net assets	$—	$—		$15,441

Shares of beneficial interest	—	—		566

Net asset value, offering and redemption price per share	$—	$—		$27.28

*	Net asset value calculations reflect fractional share and dollar amounts.

See accompanying notes to financial statements.

35  |

Statements of Operations

For the Six Months Ended March 31, 2014 (Unaudited)

	Global Equity and Income Fund	Growth Fund	Value Fund
INVESTMENT INCOME
Dividends	$5,114,886	$5,124,799	$38,695,792	(a)
Interest	8,352,188	44	239
Less net foreign taxes withheld	(201,492)	(194,363)	(10,936)

	13,265,582	4,930,480	38,685,095

Expenses
Management fees (Note 6)	4,574,649	1,736,665	5,249,986
Service and distribution fees (Note 6)	2,151,458	199,348	394,521
Administrative fees (Note 6)	267,680	152,398	460,760
Trustees’ fees and expenses (Note 6)	27,482	25,032	54,237
Transfer agent fees and expenses (Notes 6 and 7)	484,500	366,221	1,239,676
Audit and tax services fees	27,715	21,382	17,916
Custodian fees and expenses	145,469	16,869	27,319
Legal fees	7,180	3,508	11,975
Registration fees	45,947	61,544	72,627
Shareholder reporting expenses	29,556	18,830	43,254
Miscellaneous expenses	25,863	11,999	26,983

Total expenses	7,787,499	2,613,796	7,599,254
Less waiver and/or expense reimbursement (Note 6)	—	(8)	—

Net expenses	7,787,499	2,613,788	7,599,254

Net investment income	5,478,083	2,316,692	31,085,841

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	28,090,333	25,238,594	90,500,865
Foreign currency transactions	(123,441)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	44,583,224	45,268,337	143,032,098
Foreign currency translations	(536,670)	—	—

Net realized and unrealized gain on investments and foreign currency transactions	72,013,446	70,506,931	233,532,963

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$77,491,529	$72,823,623	$264,618,804

(a)	Includes non-recurring dividends of $18,542,329.

See accompanying notes to financial statements.

|  36

Statements of Changes in Net Assets

	Global Equity and Income Fund		Growth Fund
	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
FROM OPERATIONS:
Net investment income	$5,478,083	$18,882,904	$2,316,692	$1,530,832
Net realized gain on investments and foreign currency transactions	27,966,892	31,642,395	25,238,594	4,017,895
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	44,046,554	58,003,890	45,268,337	49,693,475

Net increase in net assets resulting from operations	77,491,529	108,529,189	72,823,623	55,242,202

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(4,662,019)	(3,564,600)	(62,432)	(294,078)
Class C	(3,777,946)	(2,862,934)	—	(20,215)
Class N	—	—	(3)	—
Class Y	(11,208,754)	(9,012,867)	(1,861,749)	(1,088,093)
Net realized capital gains
Class A	(3,414,741)	—	—	—
Class C	(4,537,332)	—	—	—
Class Y	(7,216,843)	—	—	—

Total distributions	(34,817,635)	(15,440,401)	(1,924,184)	(1,402,386)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	31,803,699	141,699,087	77,347,950	411,126,304

Net increase in net assets	74,477,593	234,787,875	148,247,389	464,966,120
NET ASSETS
Beginning of the period	1,162,466,004	927,678,129	613,714,416	148,748,296

End of the period	$1,236,943,597	$1,162,466,004	$761,961,805	$613,714,416

UNDISTRIBUTED NET INVESTMENT INCOME	$2,053,602	$16,224,238	$1,330,785	$938,277

See accompanying notes to financial statements.

37  |

Statements of Changes in Net Assets (continued)

	Value Fund
	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
FROM OPERATIONS:
Net investment income	$31,085,841	$25,179,744
Net realized gain on investments	90,500,865	103,312,153
Net change in unrealized appreciation (depreciation) on investments	143,032,098	226,865,373

Net increase in net assets resulting from operations	264,618,804	355,357,270

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(2,696,217)	(1,732,857)
Class B	—	(4,549)
Class C	(56,045)	(55,400)
Class N	(3,689,697)	—
Class Y	(16,821,147)	(20,425,746)
Admin Class	(119)	(23)
Net realized capital gains
Class A	(12,795,968)	—
Class B	(52,578)	—
Class C	(776,082)	—
Class N	(14,085,769)	—
Class Y	(71,586,232)	—
Admin Class	(641)	—

Total distributions	(122,560,495)	(22,218,575)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	135,536,329	248,645,802

Net increase in net assets	277,594,638	581,784,497
NET ASSETS
Beginning of the period	1,962,089,481	1,380,304,984

End of the period	$2,239,684,119	$1,962,089,481

UNDISTRIBUTED NET INVESTMENT INCOME	$24,600,345	$16,777,729

See accompanying notes to financial statements.

|  38

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:					Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)		Net realized and unrealized gain (loss)		Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains (b)	Total distributions
GLOBAL EQUITY AND INCOME FUND
Class A
3/31/2014(g)	$18.57	$0.10		$1.15		$1.25	$(0.33)	$(0.24)	$(0.57)
9/30/2013	17.07	0.32	(h)	1.45		1.77	(0.27)	—	(0.27)
9/30/2012	14.24	0.35	(i)	2.71		3.06	(0.23)	—	(0.23)
9/30/2011	14.72	0.22		(0.45)		(0.23)	(0.25)	—	(0.25)
9/30/2010	12.50	0.26		2.26		2.52	(0.30)	—	(0.30)
9/30/2009	11.65	0.36		0.74	(k)	1.10	(0.25)	(0.00)	(0.25)
Class C
3/31/2014(g)	18.36	0.02		1.13		1.15	(0.20)	(0.24)	(0.44)
9/30/2013	16.90	0.19	(h)	1.45		1.64	(0.18)	—	(0.18)
9/30/2012	14.10	0.22	(i)	2.70		2.92	(0.12)	—	(0.12)
9/30/2011	14.59	0.10		(0.44)		(0.34)	(0.15)	—	(0.15)
9/30/2010	12.39	0.16		2.26		2.42	(0.22)	—	(0.22)
9/30/2009	11.51	0.28		0.75	(k)	1.03	(0.15)	(0.00)	(0.15)
Class Y
3/31/2014(g)	18.68	0.12		1.15		1.27	(0.37)	(0.24)	(0.61)
9/30/2013	17.15	0.37	(h)	1.47		1.84	(0.31)	—	(0.31)
9/30/2012	14.31	0.40	(i)	2.71		3.11	(0.27)	—	(0.27)
9/30/2011	14.78	0.26		(0.45)		(0.19)	(0.28)	—	(0.28)
9/30/2010	12.54	0.29		2.28		2.57	(0.33)	—	(0.33)
9/30/2009	11.70	0.38		0.75	(k)	1.13	(0.29)	(0.00)	(0.29)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(d)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period, if applicable. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the six months ended March 31, 2014 (Unaudited).
(h)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.27, $0.13 and $0.31 for Class A, Class C and Class Y shares, respectively, total return would have been 10.25%, 9.41% and 10.60% for Class A, Class C and Class Y shares, respectively, and the ratio of net investment income to average net assets would have been 1.51%, 0.76% and 1.76% for Class A, Class C and Class Y shares, respectively.

See accompanying notes to financial statements.

39  |

				Ratios to Average Net Assets:

Net asset value, end of the period	Total return (%) (c)(d)		Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)		Net investment income (%) (f)		Portfolio turnover rate (%)

$19.25	6.73		$277,031	1.17		1.17		1.00		24
18.57	10.54	(h)	251,211	1.18		1.18		1.82	(h)	58
17.07	21.75	(i)	216,209	1.21		1.21		2.16	(i)	29
14.24	(1.67)		111,589	1.24	(j)	1.24	(j)	1.41		65
14.72	20.61		64,367	1.25		1.29		1.96		99
12.50	10.27		44,669	1.25		1.34		3.56		114

19.07	6.27		376,112	1.92		1.92		0.25		24
18.36	9.77	(h)	340,561	1.93		1.93		1.07	(h)	58
16.90	20.83	(i)	251,366	1.96		1.96		1.40	(i)	29
14.10	(2.42)		145,369	1.99	(j)	1.99	(j)	0.64		65
14.59	19.79		109,455	2.00		2.04		1.21		99
12.39	9.40		96,208	2.00		2.09		2.82		114

19.34	6.83		583,801	0.92		0.92		1.25		24
18.68	10.90	(h)	570,694	0.93		0.93		2.07	(h)	58
17.15	21.96	(i)	460,103	0.96		0.96		2.44	(i)	29
14.31	(1.42)		216,136	0.99	(j)	0.99	(j)	1.65		65
14.78	21.02		144,780	1.00		1.04		2.20		99
12.54	10.49		108,728	1.00		1.01		3.79		114

(i)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.31, $0.19 and $0.36 for Class A, Class C and Class Y shares, respectively, total return would have been 21.46%, 20.55% and 21.75% for Class A, Class C and Class Y shares, respectively, and the ratio of net investment income to average net assets would have been 1.93%, 1.18% and 2.20% for Class A, Class C and Class Y shares, respectively.
(j)	Includes fee/expense recovery of 0.02%.
(k)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

See accompanying notes to financial statements.

|  40

Financial Highlights (continued)

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (loss) (a)(b)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
GROWTH FUND
Class A
3/31/2014(g)	$8.07	$0.02	$0.90	$0.92	$(0.01)	$—	$(0.01)
9/30/2013	6.50	0.04	1.59	1.63	(0.06)	—	(0.06)
9/30/2012	5.24	0.04	1.23	1.27	(0.01)	—	(0.01)
9/30/2011	5.14	0.01	0.09	0.10	—	—	—
9/30/2010	4.48	(0.01)	0.67	0.66	—	—	—
9/30/2009	4.99	(0.01)	(0.50)	(0.51)	—	—	—
Class B
3/31/2014(g)	7.56	(0.01)	0.83	0.82	—	—	—
9/30/2013	6.09	(0.01)	1.48	1.47	—	—	—
9/30/2012	4.94	(0.01)	1.16	1.15	—	—	—
9/30/2011	4.87	(0.03)	0.10	0.07	—	—	—
9/30/2010	4.28	(0.05)	0.64	0.59	—	—	—
9/30/2009	4.81	(0.04)	(0.49)	(0.53)	—	—	—
Class C
3/31/2014(g)	7.55	(0.01)	0.84	0.83	—	—	—
9/30/2013	6.09	(0.01)	1.48	1.47	(0.01)	—	(0.01)
9/30/2012	4.94	(0.01)	1.16	1.15	—	—	—
9/30/2011	4.87	(0.03)	0.10	0.07	—	—	—
9/30/2010	4.28	(0.05)	0.64	0.59	—	—	—
9/30/2009	4.81	(0.04)	(0.49)	(0.53)	—	—	—
Class N
3/31/2014(g)	8.56	0.02	0.94	0.96	(0.02)	—	(0.02)
9/30/2013*	7.58	0.03	0.95	0.98	—	—	—
Class Y
3/31/2014(g)	8.57	0.03	0.95	0.98	(0.03)	—	(0.03)
9/30/2013	6.90	0.05	1.69	1.74	(0.07)	—	(0.07)
9/30/2012	5.56	0.06	1.30	1.36	(0.02)	—	(0.02)
9/30/2011	5.43	0.03	0.10	0.13	—	—	—
9/30/2010	4.73	(0.00)	0.70	0.70	—	—	—
9/30/2009	5.24	0.01	(0.52)	(0.51)	—	—	—

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(d)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.

See accompanying notes to financial statements.

41  |

			Ratios to Average Net Assets:

Net asset value, end of the period	Total return (%) (c)(d)	Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)	Net investment income (loss) (%) (f)	Portfolio turnover rate (%)

$8.98	11.40	$60,914	0.95		0.95	0.47	10
8.07	25.23	50,248	1.03		1.03	0.57	6
6.50	24.22	33,663	1.07		1.07	0.61	16
5.24	1.95	26,716	1.14		1.14	0.23	16
5.14	14.73	29,901	1.19		1.20	(0.30)	163
4.48	(10.40)	33,207	1.25		1.31	(0.25)	191

8.38	10.85	707	1.69		1.69	(0.32)	10
7.56	24.14	1,422	1.78		1.78	(0.14)	6
6.09	23.28	1,908	1.82		1.82	(0.12)	16
4.94	1.44	2,609	1.89		1.89	(0.54)	16
4.87	13.79	4,086	1.93		1.95	(1.06)	163
4.28	(11.02)	5,397	2.00		2.12	(1.06)	191

8.38	10.99	27,688	1.70		1.70	(0.27)	10
7.55	24.21	20,798	1.78		1.78	(0.20)	6
6.09	23.28	10,489	1.82		1.82	(0.13)	16
4.94	1.44	10,262	1.89		1.89	(0.53)	16
4.87	13.79	12,493	1.93		1.95	(1.06)	163
4.28	(11.02)	16,336	2.00		2.12	(1.06)	191

9.50	11.24	1	0.95		2.24	0.46	10
8.56	12.93	1	0.95		3.50	0.60	6

9.52	11.42	672,651	0.70		0.70	0.72	10
8.57	25.49	541,245	0.77		0.77	0.68	6
6.90	24.57	102,688	0.82		0.82	0.87	16
5.56	2.21	70,177	0.89		0.89	0.49	16
5.43	15.01	53,299	0.93	(h)	0.95	(0.05)	163
4.73	(9.73)	57,033	0.75		0.75	0.18	191

(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period, if applicable. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the six months ended March 31, 2014 (Unaudited).
(h)	Effective February 1, 2010, the expense limit increased from 0.85% to 1.00% for Class Y shares.

See accompanying notes to financial statements.

|  42

Financial Highlights (continued)

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)		Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
VALUE FUND
Class A
3/31/2014(f)	$25.59	$0.38	(g)	$2.97	$3.35	$(0.27)	$(1.30)	$(1.57)
9/30/2013	20.86	0.31		4.70	5.01	(0.28)	—	(0.28)
9/30/2012	16.04	0.27		4.78	5.05	(0.23)	—	(0.23)
9/30/2011	16.78	0.20		(0.72)	(0.52)	(0.22)	—	(0.22)
9/30/2010	16.42	0.27	(h)	0.23	0.50	(0.14)	—	(0.14)
9/30/2009	17.93	0.23		(1.53)	(1.30)	(0.21)	—	(0.21)
Class B
3/31/2014(f)	25.77	0.24	(g)	3.05	3.29	—	(1.30)	(1.30)
9/30/2013	20.95	0.14		4.75	4.89	(0.07)	—	(0.07)
9/30/2012	16.05	0.13		4.81	4.94	(0.04)	—	(0.04)
9/30/2011	16.77	0.06		(0.73)	(0.67)	(0.05)	—	(0.05)
9/30/2010	16.40	0.12	(h)	0.25	0.37	—	—	—
9/30/2009	17.80	0.14		(1.51)	(1.37)	(0.03)	—	(0.03)
Class C
3/31/2014(f)	25.33	0.27	(g)	2.95	3.22	(0.09)	(1.30)	(1.39)
9/30/2013	20.65	0.13		4.68	4.81	(0.13)	—	(0.13)
9/30/2012	15.85	0.13		4.74	4.87	(0.07)	—	(0.07)
9/30/2011	16.58	0.06		(0.71)	(0.65)	(0.08)	—	(0.08)
9/30/2010	16.26	0.14	(h)	0.22	0.36	(0.04)	—	(0.04)
9/30/2009	17.79	0.12		(1.51)	(1.39)	(0.14)	—	(0.14)
Class N
3/31/2014(f)	25.65	0.43	(g)	2.99	3.42	(0.34)	(1.30)	(1.64)
9/30/2013*	22.59	0.25		2.81	3.06	—	—	—
Class Y
3/31/2014(f)	25.65	0.39	(g)	3.02	3.41	(0.31)	(1.30)	(1.61)
9/30/2013	20.91	0.36		4.72	5.08	(0.34)	—	(0.34)
9/30/2012	16.08	0.32		4.78	5.10	(0.27)	—	(0.27)
9/30/2011	16.82	0.25		(0.73)	(0.48)	(0.26)	—	(0.26)
9/30/2010	16.47	0.31	(h)	0.23	0.54	(0.19)	—	(0.19)
9/30/2009	18.01	0.28		(1.54)	(1.26)	(0.28)	—	(0.28)
Admin Class
3/31/2014(f)	25.51	0.35	(g)	2.96	3.31	(0.24)	(1.30)	(1.54)
9/30/2013	20.79	0.24		4.71	4.95	(0.23)	—	(0.23)
9/30/2012	16.00	0.22		4.77	4.99	(0.20)	—	(0.20)
9/30/2011	16.74	0.17		(0.73)	(0.56)	(0.18)	—	(0.18)
9/30/2010**	16.72	0.18	(h)	(0.16)	0.02	—	—	—

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
**	From commencement of Class operations on February 1, 2010 through September 30, 2010.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period, if applicable. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.

See accompanying notes to financial statements.

43  |

			Ratios to Average Net Assets:

Net asset value, end of the period	Total return (%) (b)(c)	Net assets, end of the period (000’s)	Net expenses (%) (d)(e)	Gross expenses (%) (e)	Net investment income (%) (e)		Portfolio turnover rate (%)

$27.37	13.41 (g)	$287,728	0.96	0.96	2.87	(g)	15
25.59	24.35	171,327	0.97	0.97	1.31		24
20.86	31.71	129,572	0.98	0.98	1.45		25
16.04	(3.28)	126,789	0.98	0.98	1.09		29
16.78	3.03	130,922	0.96	0.96	1.58	(h)	54
16.42	(6.97)	120,915	1.06	1.06	1.67		47

27.76	13.01 (g)	941	1.70	1.70	1.75	(g)	15
25.77	23.42	1,143	1.72	1.72	0.59		24
20.95	30.79	1,534	1.73	1.73	0.71		25
16.05	(4.05)	2,037	1.73	1.73	0.32		29
16.77	2.26	3,299	1.70	1.70	0.72	(h)	54
16.40	(7.62)	5,167	1.81	1.81	1.03		47

27.16	12.99 (g)	17,629	1.71	1.71	2.02	(g)	15
25.33	23.41	15,158	1.72	1.72	0.55		24
20.65	30.78	9,104	1.73	1.73	0.70		25
15.85	(4.00)	8,996	1.73	1.73	0.33		29
16.58	2.20	10,226	1.71	1.71	0.81	(h)	54
16.26	(7.60)	10,011	1.81	1.81	0.89		47

27.43	13.66 (g)	338,312	0.57	0.57	3.25	(g)	15
25.65	13.55	260,643	0.57	0.57	1.50		24

27.45	13.60 (g)	1,595,058	0.71	0.71	2.93	(g)	15
25.65	24.65	1,513,807	0.72	0.72	1.56		24
20.91	32.05	1,240,093	0.73	0.73	1.68		25
16.08	(3.05)	957,584	0.74	0.74	1.34		29
16.82	3.28	788,937	0.71	0.71	1.86	(h)	54
16.47	(6.66)	574,439	0.66	0.66	1.97		47

27.28	13.28 (g)	15	1.18	1.18	2.61	(g)	15
25.51	24.08	12	1.19	1.19	1.01		24
20.79	31.43	2	1.24	1.24	1.17		25
16.00	(3.48)	1	1.17	1.17	0.90		29
16.74	0.12	1	1.29	1.29	1.59	(h)	54

(f)	For the six months ended March 31, 2014 (Unaudited).
(g)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.13, $0.03, $0.03, $0.18, $0.16 and $0.10 for Class A, Class B, Class C, Class N, Class Y and Admin Class shares, respectively, total returns would have been 12.46%, 12.07%, 12.03%, 12.71%, 12.60% and 12.32% for Class A, Class B, Class C, Class N, Class Y and Admin Class shares, respectively, and the ratios of net investment income to average net assets would have been 0.95%, 0.20%, 0.21%, 1.36%, 1.21% and 0.74% for Class A, Class B, Class C, Class N, Class Y and Admin Class shares, respectively.
(h)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.14, $0.02, $0.01, $0.18 and $0.05 for Class A, Class B, Class C, Class Y and Admin Class shares, respectively, and the ratio of net investment income to average net assets would have been 0.84%, 0.10%, 0.09%, 1.08% and 0.50% for Class A, Class B, Class C, Class Y and Admin Class shares, respectively.

See accompanying notes to financial statements.

|  44

Notes to Financial Statements

March 31, 2014 (Unaudited)

1.  Organization.   Loomis Sayles Funds II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Global Equity and Income Fund (the “Global Equity and Income Fund”)

Loomis Sayles Growth Fund (the “Growth Fund”)

Loomis Sayles Value Fund (the “Value Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class A, Class C and Class Y shares. In addition, Growth Fund and Value Fund offer Class N shares and Value Fund offers Admin Class shares. Effective October 12, 2007, Class B shares are no longer offered. Existing Class B shareholders of Growth Fund and Value Fund may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the prospectus.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares do not pay a front-end sales charge; however, they are charged higher Rule 12b-1 fees, and are subject to a contingent deferred sales charge (“CDSC”) if such shares are redeemed within six years of purchase. After eight years of ownership, Class B shares convert to Class A shares. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are primarily intended for employer-sponsored retirement plans. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus. Admin Class shares do not pay a front-end sales charge or a CDSC, but do pay a Rule 12b-1 fee. Class N and Admin Class shares are offered exclusively through intermediaries.

Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trust. Expenses of a fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and, for Growth Fund and Value Fund, transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata

45  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to

|  46

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

As March 31, 2014, approximately 22% of the market value of Global Equity and Income Fund’s investments was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities. Additionally, multiple securities held by the Fund for which market quotations were not readily available as of March 31, 2014, were fair valued pursuant to procedures approved by the Board of Trustees, amounting to 0.7% of net assets.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Periodic principal adjustments for inflation-protected securities are recorded to interest income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

47  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

Each Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2014 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of

|  48

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as net operating losses, foreign currency transactions, paydown gains and losses, contingent payment debt instruments, return of capital and capital gain distributions received, defaulted bonds and premium amortization. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, forward foreign currency contract mark to market, wash sales, premium amortization, contingent payment debt instruments, trust preferred securities and return of capital distributions received. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

49  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2013 was as follows:

	2013 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Global Equity and Income Fund	$15,440,401	$—	$15,440,401
Growth Fund	1,402,386	—	1,402,386
Value Fund	22,218,575	—	22,218,575

As of September 30, 2013, the capital loss carryforwards were as follows:

	Global Equity and Income Fund	Growth Fund	Value Fund
Capital loss carryforward:
Expires
September 30, 2017	$—	$(49,121,891)	$—
September 30, 2018	—	(34,679,944)	—

Total capital loss carryforward	$—	$(83,801,835)	$—

g.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2014, each Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

h.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S.

|  50

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2014, none of the Funds had loaned securities under this agreement.

i.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

51  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2014, at value:

Global Equity and Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$16,671,187	$—	$16,671,187
China	—	13,080,770	—	13,080,770
Germany	—	50,706,790	—	50,706,790
Italy	—	13,449,133	—	13,449,133
Japan	—	36,863,806	—	36,863,806
Russia	2,296,274	8,014,560	—	10,310,834
Sweden	—	16,749,682	—	16,749,682
Switzerland	—	24,875,262	—	24,875,262
Thailand	—	11,927,103	—	11,927,103
United Kingdom	—	80,737,144	—	80,737,144
All Other Common Stocks(a)	562,405,818	—	—	562,405,818

Total Common Stocks	564,702,092	273,075,437	—	837,777,529

Bonds and Notes
Non-Convertible Bonds
Korea	—	5,011,643	4,453,724	9,465,367
New Zealand	—	2,101,825	2,472,973	4,574,798
United States	34,589	159,004,269	2,993,539	162,032,397
All Other Non-Convertible Bonds(a)	—	176,844,050	—	176,844,050

Total Non-Convertible Bonds	34,589	342,961,787	9,920,236	352,916,612

Convertible Bonds(a)	—	8,342,707	—	8,342,707
Municipals(a)	—	502,189	—	502,189

Total Bonds and Notes	34,589	351,806,683	9,920,236	361,761,508

Senior Loans(a)	—	4,843,842	—	4,843,842
Preferred Stocks
Non-Convertible Preferred Stock(a)	673,603	—	—	673,603
Convertible Preferred Stocks
United States	44,574	111,812	—	156,386

Total Preferred Stocks	718,177	111,812	—	829,989

Short-Term Investments	—	22,309,074	—	22,309,074

Total Investments	565,454,858	652,146,848	9,920,236	1,227,521,942

|  52

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

Global Equity and Income Fund (continued)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized appreciation)	—	3,764	—	3,764

Total	$565,454,858	$652,150,612	$9,920,236	$1,227,525,706

Liability Valuation Inputs Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(690,551)	$—	$(690,551)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $7,242,066 was transferred from Level 2 to Level 1 during the period ended March 31, 2014. At March 31, 2014, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

A preferred stock valued at $110,313 was transferred from Level 1 to Level 2 during the period ended March 31, 2014. At March 31, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$747,078,084	$—	$—	$747,078,084
Short-Term Investments	—	12,608,119	—	12,608,119

Total	$747,078,084	$12,608,119	$—	$759,686,203

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2014, there were no transfers among Levels 1, 2 and 3.

Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,137,973,158	$—	$—	$2,137,973,158
Short-Term Investments	—	97,677,072	—	97,677,072

Total	$2,137,973,158	$97,677,072	$—	$2,235,650,230

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2014, there were no transfers among Levels 1, 2 and 3.

53  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair values as of September 30, 2013 and/or March 31, 2014:

Global Equity and Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
Brazil	$1,065,325	$415	$(6,682)	$2,505	$—
Korea	4,410,510	(2,180)	—	45,394	—
New Zealand	—	12,196	—	128,898	2,331,879
United States	3,019,090	860	6,640	111,138	—

Total	$8,494,925	$11,291	$(42)	$287,935	$2,331,879

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2014
Bonds and Notes
Non-Convertible Bonds
Brazil	$(1,061,563)	$—	$—	$—	$—
Korea	—	—	—	4,453,724	45,394
New Zealand	—	—	—	2,472,973	128,898
United States	(144,189)	—	—	2,993,539	123,338

Total	$(1,205,752)	$—	$—	$9,920,236	$297,630

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that Global Equity and Income Fund used during the period include forward foreign currency contracts.

The Global Equity and Income Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets

|  54

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the six months ended March 31, 2014, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The following is a summary of derivative instruments for the Global Equity and Income Fund as of March 31, 2014, as reflected within the Statement of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$3,764

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(690,551)

Transactions in derivative instruments for the Global Equity and Income Fund during the six months ended March 31, 2014 as reflected within the Statement of Operations were as follows:

Net Realized Gain (Loss) on:	Foreign currency transactions[1]
Foreign exchange contracts	$(308,444)

Net Change in Unrealized Appreciation (Depreciation) on:	Foreign currency transactions[1]
Foreign exchange contracts	$(459,295)

[1]

Represents realized loss and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statement of Operations.

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives

55  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract activity, as a percentage of net assets, for Global Equity and Income Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2014:

Global Equity and Income Fund	Forwards
Average Notional Amount Outstanding	7.10%
Highest Notional Amount Outstanding	11.39%
Lowest Notional Amount Outstanding	5.12%
Notional Amount Outstanding as of March 31, 2014	5.74%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Fund’s net assets.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statement of Assets and Liabilities. As of March 31, 2014, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statement of Assets & Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Credit Suisse International	$1,929	$(1,929)	$—	$—	$—
JPMorgan Chase Bank N.A.	1,835	—	1,835	—	1,835

	$3,764	$(1,929)	$1,835	$—	$1,835

|  56

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Barclays Bank PLC	$(176,859)	$—	$(176,859)	$41,013	$(135,846)
Credit Suisse International	(513,692)	1,929	(511,763)	279,087	(232,676)

	$(690,551)	$1,929	$(688,622)	$320,100	$(368,522)

The actual collateral received or pledged may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The risk of loss to the Fund from counterparty default should be limited to the extent the Fund is under collateralized for over-the-counter derivatives; however, final settlement of the Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties as collateral for over-the-counter derivatives may be subject to bankruptcy court proceedings. Based on the balances reflected on the Fund’s Statement of Assets and Liabilities, including securities pledged to counterparties that may be subject to the terms of a final settlement in a bankruptcy court proceeding, the maximum amount of loss the Fund would incur if counterparties failed to meet their obligations is $323,864 and the amount of loss that the Fund would incur after taking into account master netting arrangements pursuant to ISDA agreements is $1,835.

5.  Purchases and Sales of Securities.  For the six months ended March 31, 2014, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were as follows:

Fund	Purchases	Sales
Global Equity and Income Fund	$269,647,860	$273,579,054
Growth Fund	144,041,954	68,926,522
Value Fund	320,814,347	307,710,369

For the six months ended March 31, 2014, purchases and sales of U.S. Government/Agency securities by the Global Equity and Income Fund were $26,516,836 and $13,743,750, respectively.

57  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Separate management agreements for each Fund in effect for the six months ended March 31, 2014, provided for fees at the following annual percentage rates of each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Global Equity and Income Fund	0.75%
Growth Fund	0.50%
Value Fund	0.50%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. These undertakings are in effect until January 31, 2015 and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended March 31, 2014, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class B	Class C	Class N	Class Y	Admin Class
Global Equity and Income Fund	1.25%	—	2.00%	—	1.00%	—
Growth Fund	1.25%	2.00%	2.00%	0.95%	1.00%	—
Value Fund	1.10%	1.85%	1.85%	0.80%	0.85%	1.35%

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

|  58

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

For the six months ended March 31, 2014, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Waivers of Management Fees	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Global Equity and Income Fund	$4,574,649	$—	$4,574,649	0.75%	0.75%
Growth Fund	1,736,665	—	1,736,665	0.50%	0.50%
Value Fund	5,249,986	—	5,249,986	0.50%	0.50%

For the six months ended March 31, 2014 class specific expenses have been reimbursed as follows:

Reimbursement[1]
Fund	Class N
Growth Fund	$8

[1]	Expense reimbursements are subject to possible recovery until September 30, 2015.

No expenses were recovered for any of the Funds during the six months ended March 31, 2014 under the terms of the expense limitation agreements.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class B (if applicable) and Class C shares (the “Class B and Class C Plans”), and Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B (if applicable) and Class C Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net

59  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

assets attributable to the Fund’s Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B (if applicable) and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B (if applicable) and Class C Plans, each Fund pays NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B (if applicable) and Class C shares.

Under the Admin Class Plan, Value Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Admin Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Value Fund may pay NGAM Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2014, the service and distribution fees for each Fund were as follows:

	Service Fees				Distribution Fees
Fund	Class A	Class B	Class C	Admin Class	Class B	Class C	Admin Class
Global Equity and Income Fund	$340,954	$—	$452,626	$—	$—	$1,357,878	$—
Growth Fund	70,792	1,305	30,835	—	3,913	92,503	—
Value Fund	307,150	1,332	20,502	17	3,997	61,506	17

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”), provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets

|  60

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2014, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Global Equity and Income Fund	$267,680
Growth Fund	152,398
Value Fund	460,760

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2014, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Global Equity and Income Fund	$450,945
Growth Fund	318,399
Value Fund	1,185,542

61  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

As of March 31, 2014, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Global Equity and Income Fund	$10,553
Growth Fund	7,906
Value Fund	29,805

Sub-transfer agent fees attributable to Class A, Class B, Class C, Class Y, and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended March 31, 2014, were as follows:

Fund	Commissions
Global Equity and Income Fund	$304,004
Growth Fund	54,819
Value Fund	38,995

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. Effective January 1, 2014, the Chairperson of the Board receives a retainer fee at the annual rate of $300,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $130,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairperson (except for the Chairperson of the Governance Committee) receives an additional retainer fee at an annual rate of $17,500. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

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Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

Prior to January 1, 2014, the Chairperson of the Board received a retainer fee at the annual rate of $285,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $115,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees on the Statements of Assets and Liabilities.

g.  Affiliated Ownership.  At March 31, 2014, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of net assets:

Fund	Pension Plan	Retirement Plan	Total Affiliated Ownership
Global Equity and Income Fund	1.47%	1.12%	2.59%
Growth Fund	1.48%	2.94%	4.42%
Value Fund	0.63%	1.09%	1.72%

Additionally, as of March 31, 2014, NGAM Advisors held shares of Growth Fund and Value Fund representing less than 1% of each Fund’s net assets.

Investment activities of affiliated shareholders could have material impacts on the Funds.

7.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended March 31, 2014, the Funds incurred the following class-specific expenses:

	Transfer Agent Fees and Expenses
Fund	Class A	Class B	Class C	Class N	Class Y	Admin Class
Growth Fund	$29,867	$554	$13,000	$9	$322,791	$—
Value Fund	169,089	735	11,299	163	1,058,381	9

Transfer agent fees and expenses attributable to Class A, Class B, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

63  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each Fund that participates in the line of credit. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2014, none of the Funds had borrowings under this agreement.

9.  Brokerage Commission Recapture.  Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments on the Statements of Operations. For the six months ended March 31, 2014, amounts rebated under these agreements were as follows:

Fund	Rebates
Global Equity and Income Fund	$19,755
Growth Fund	14,529
Value Fund	38,069

10.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2014, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings was as follows:

Fund	Number of > 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6)	Total Percentage of Ownership
Global Equity and Income Fund	—	—	2.59%	2.59%
Growth Fund	1	47.25%	4.42%	51.67%
Value Fund	—	—	1.72%	1.72%

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Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

12.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2014		Year Ended September 30, 2013
Global Equity and Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	2,989,136	$56,810,037	6,403,257	$112,444,744
Issued in connection with the reinvestment of distributions	320,675	6,115,265	158,735	2,698,497
Redeemed	(2,440,424)	(46,566,878)	(5,705,750)	(101,062,656)

Net change	869,387	$16,358,424	856,242	$14,080,585

Class C
Issued from the sale of shares	2,848,576	$53,941,590	6,477,950	$112,781,235
Issued in connection with the reinvestment of distributions	215,331	4,076,209	79,749	1,347,760
Redeemed	(1,894,021)	(35,805,876)	(2,880,607)	(50,645,807)

Net change	1,169,886	$22,211,923	3,677,092	$63,483,188

Class Y
Issued from the sale of shares	4,493,999	$86,378,409	13,693,457	$242,081,042
Issued in connection with the reinvestment of distributions	680,676	13,034,936	372,584	6,360,002
Redeemed	(5,537,071)	(106,179,993)	(10,334,286)	(184,305,730)

Net change	(362,396)	$(6,766,648)	3,731,755	$64,135,314

Increase (decrease) from capital share transactions	1,676,877	$31,803,699	8,265,089	$141,699,087

65  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended March 31, 2014		Year Ended September 30, 2013*
Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,242,566	$10,838,428	2,079,530	$15,522,796
Issued in connection with the reinvestment of distributions	6,399	55,872	42,088	279,039
Redeemed	(688,860)	(6,022,762)	(1,072,705)	(7,766,746)

Net change	560,105	$4,871,538	1,048,913	$8,035,089

Class B
Issued from the sale of shares	2,073	$16,310	5,381	$35,874
Issued in connection with the reinvestment of distributions	—	—	—	—
Redeemed	(105,785)	(856,490)	(130,908)	(871,942)

Net change	(103,712)	$(840,180)	(125,527)	$(836,068)

Class C
Issued from the sale of shares	757,317	$6,159,783	1,396,477	$9,907,201
Issued in connection with the reinvestment of distributions	—	—	1,981	12,359
Redeemed	(206,150)	(1,679,402)	(366,836)	(2,445,099)

Net change	551,167	$4,480,381	1,031,622	$7,474,461

Class N
Issued from the sale of shares	0 **	$1	132	$1,000
Issued in connection with the reinvestment of distributions	0 **	3	—	—
Redeemed	—	—	—	—

Net change	0 **	$4	132	$1,000

Class Y
Issued from the sale of shares	12,966,991	$119,625,955	51,555,859	$422,574,020
Issued in connection with the reinvestment of distributions	174,624	1,617,014	142,021	998,409
Redeemed	(5,680,542)	(52,406,762)	(3,414,873)	(27,120,607)

Net change	7,461,073	$68,836,207	48,283,007	$396,451,822

Increase (decrease) from capital share transactions	8,468,633	$77,347,950	50,238,147	$411,126,304

*	From commencement of operations on February 1, 2013 through September 30, 2013 for Class N shares.
**	Amount rounds to less than one share.

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Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended March 31, 2014		Year Ended September 30, 2013*
Value Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	4,283,937	$116,319,478	1,852,296	$43,861,390
Issued in connection with the reinvestment of distributions	579,679	15,129,608	80,241	1,677,029
Redeemed	(1,046,869)	(27,830,079)	(1,449,094)	(33,882,046)

Net change	3,816,747	$103,619,007	483,443	$11,656,373

Class B
Issued from the sale of shares	1,235	$32,599	5,265	$129,542
Issued in connection with the reinvestment of distributions	1,686	44,735	192	4,059
Redeemed	(13,379)	(359,224)	(34,307)	(800,771)

Net change	(10,458)	$(281,890)	(28,850)	$(667,170)

Class C
Issued from the sale of shares	84,835	$2,238,659	247,166	$5,937,119
Issued in connection with the reinvestment of distributions	21,200	550,343	1,685	35,039
Redeemed	(55,424)	(1,458,944)	(91,366)	(2,113,440)

Net change	50,611	$1,330,058	157,485	$3,858,718

Class N
Issued from the sale of shares	2,130,562	$57,048,282	10,454,022	$258,496,210
Issued in connection with the reinvestment of distributions	680,270	17,775,466	—	—
Redeemed	(636,928)	(16,962,035)	(294,410)	(7,559,202)

Net change	2,173,904	$57,861,713	10,159,612	$250,937,008

Class Y
Issued from the sale of shares	5,028,120	$134,761,276	19,403,642	$451,188,543
Issued in connection with the reinvestment of distributions	3,181,533	83,197,088	927,685	19,397,907
Redeemed	(9,102,920)	(244,953,698)	(20,622,336)	(487,734,421)

Net change	(893,267)	$(26,995,334)	(291,009)	$(17,147,971)

Admin Class
Issued from the sale of shares	118	$3,120	420	$10,224
Issued in connection with the reinvestment of distributions	3	96	1	14
Redeemed	(16)	(441)	(51)	(1,394)

Net change	105	$2,775	370	$8,844

Increase (decrease) from capital share transactions	5,137,642	$135,536,329	10,481,051	$248,645,802

*	From commencement of operations on February 1, 2013 through September 30, 2013 for Class N shares.

67  |

SEMIANNUAL REPORT

March 31, 2014

Loomis Sayles Core Plus Bond Fund

Loomis Sayles High Income Fund

Loomis Sayles International Bond Fund

Loomis Sayles Limited Term Government

and Agency Fund

Portfolio Review  page 1

Portfolio of Investments  page 10

Financial Statements  page 51

Notes to Financial Statements  page 65

Barron’s/Lipper 2013 one-year ranking is based on 64 qualifying U.S. fund companies. Award recipient must have at least three funds in Lipper’s general U.S.-stock category (including at least one world and one mixed-asset/balanced), two taxable bond and one tax-exempt bond fund. Natixis was not ranked for the 5- and 10-year periods. Past performance is no guarantee of future results.

For more details visit ngam.natixis.com/TopFundFamily

LOOMIS SAYLES CORE PLUS BOND FUND

Managers	Symbols
Peter W. Palfrey, CFA®	Class A	NEFRX
Richard G. Raczkowski	Class B	NERBX
Loomis, Sayles & Company, L.P.	Class C	NECRX
	Class N	NERNX
	Class Y	NERYX

Objective

Seeks high total investment return through a combination of current income and capital appreciation

Average Annual Total Returns — March 31, 20143

	6 Months	1 Year	5 Years	10 Years	Life of Class N

Class A (Inception 11/7/73)
NAV	5.11%	2.26%	9.76%	6.33%	—%
With 4.50% Maximum Sales Charge	0.37	-2.36	8.75	5.84	—

Class B (Inception 9/13/93)
NAV	4.68	1.45	8.93	5.54	—
With CDSC[1]	-0.32	-3.46	8.65	5.54	—

Class C (Inception 12/30/94)
NAV	4.71	1.55	8.94	5.54	—
With CDSC[1]	3.71	0.57	8.94	5.54	—

Class N (Inception 2/1/13)
NAV	5.33	2.63	—	—	2.75

Class Y (Inception 12/30/94)
NAV	5.20	2.50	10.05	6.61	—

COMPARATIVE PERFORMANCE
Barclays U.S. Aggregate Bond Index[2]	1.70	-0.10	4.80	4.46	0.49

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Performance for Class B shares assumes a maximum 5% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

1  |

LOOMIS SAYLES HIGH INCOME FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Class A	NEFHX
Elaine M. Stokes	Class B	NEHBX
Loomis, Sayles & Company, L.P.	Class C	NEHCX
	Class Y	NEHYX

Objective

Seeks high current income plus the opportunity for capital appreciation to produce a high total return

Average Annual Total Returns — March 31, 20144

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 2/22/84)
NAV	6.46%	4.66%	15.40%	7.85%
With 4.50% Maximum Sales Charge	1.60	-0.12	14.31	7.36

Class B (Inception 9/20/93)
NAV	6.00	3.80	14.58	7.05
With CDSC[2]	1.10	-0.88	14.35	7.05

Class C (Inception 3/2/98)
NAV	6.05	3.87	14.57	7.06
With CDSC[2]	5.07	2.93	14.57	7.06

Class Y (Inception 2/29/08)[1]
NAV	6.61	4.72	15.65	8.00

COMPARATIVE PERFORMANCE
Barclays U.S. Corporate High-Yield Bond Index[3]	6.67	7.54	18.25	8.68

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Prior to the inception of Class Y shares (2/29/08), performance is that of Class A shares and reflects the higher net expenses of that share class.

2	Performance for Class B shares assumes a maximum 5% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3	Barclays U.S. Corporate High-Yield Bond Index is an unmanaged index that covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES INTERNATIONAL BOND FUND

Managers	Symbols
Kenneth M. Buntrock, CFA®, CIC	Class A	LSIAX
David W. Rolley, CFA®	Class C	LSICX
Lynda L. Schweitzer, CFA®	Class Y	LSIYX
Loomis, Sayles & Company, L.P.

Objective

Seeks high total return through a combination of high current income and capital appreciation

Average Annual Total Returns — March 31, 20143

	6 Months	1 Year	5 Years	Life of Fund

Class A (Inception 2/1/08)
NAV	2.20%	2.42%	7.76%	4.77%
With 4.50% Maximum Sales Charge	-2.38	-2.16	6.77	3.99

Class C (Inception 2/1/08)
NAV	1.73	1.68	6.96	3.97
With CDSC[1]	0.75	0.70	6.96	3.97

Class Y (Inception 2/1/08)
NAV	2.23	2.62	8.01	5.01

COMPARATIVE PERFORMANCE
Barclays Global Aggregate ex-USD Bond Index[2]	2.05	3.24	5.25	3.44

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	Barclays Global Aggregate ex-USD Bond Index is an unmanaged index that provides a broad-based measure of the international investment-grade fixed-rate debt markets.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

3  |

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Managers	Symbols
Christopher T. Harms	Class A	NEFLX
Clifton V. Rowe, CFA®	Class B	NELBX
Kurt L. Wagner, CFA®, CIC	Class C	NECLX
Loomis, Sayles & Company, L.P.	Class Y	NELYX

Objective

Seeks a high current return consistent with preservation of capital

Average Annual Total Returns — March 31, 20143

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 1/3/89)
NAV	0.83%	-0.27%	3.33%	3.34%
With 3.00% Maximum Sales Charge	-2.18	-3.26	2.70	3.02

Class B (Inception 9/27/93)
NAV	0.46	-0.93	2.58	2.57
With CDSC[1]	-4.53	-5.81	2.22	2.57

Class C (Inception 12/30/94)
NAV	0.46	-1.01	2.58	2.57
With CDSC[1]	-0.54	-1.98	2.58	2.57

Class Y (Inception 3/31/94)
NAV	0.96	0.07	3.60	3.60

COMPARATIVE PERFORMANCE
Barclays U.S. 1-5 Year Government Bond Index[2]	0.19	-0.03	1.71	3.01

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Performance for Class B shares assumes a maximum 5% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	Barclays U.S. 1-5 Year Government Bond Index is an unmanaged index that includes U.S. Treasury and agency securities with remaining maturities of one to five years.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the fund’s website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC’s) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available from the fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

5  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. Certain exemptions may apply. These costs are described in more detail in the funds’ prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from October 1, 2013 through March 31, 2014. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  6

LOOMIS SAYLES CORE PLUS BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2013	ENDING ACCOUNT VALUE 3/31/2014	EXPENSES PAID DURING PERIOD* 10/1/2013 – 3/31/2014
Class A
Actual	$1,000.00	$1,051.10	$4.09
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03
Class B
Actual	$1,000.00	$1,046.80	$7.91
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	$7.80
Class C
Actual	$1,000.00	$1,047.10	$7.91
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	$7.80
Class N
Actual	$1,000.00	$1,053.30	$2.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.64	$2.32
Class Y
Actual	$1,000.00	$1,052.00	$2.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.19	$2.77

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.80%, 1.55%, 1.55%, 0.46% and 0.55% for Class A, B, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

7  |

LOOMIS SAYLES HIGH INCOME FUND	BEGINNING ACCOUNT VALUE 10/1/2013	ENDING ACCOUNT VALUE 3/31/2014	EXPENSES PAID DURING PERIOD* 10/1/2013 – 3/31/2014
Class A
Actual	$1,000.00	$1,064.60	$5.92
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79
Class B
Actual	$1,000.00	$1,060.00	$9.76
Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55
Class C
Actual	$1,000.00	$1,060.50	$9.76
Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55
Class Y
Actual	$1,000.00	$1,066.10	$4.64
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) : 1.15%, 1.90%, 1.90% and 0.90% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period) .

LOOMIS SAYLES INTERNATIONAL BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2013	ENDING ACCOUNT VALUE 3/31/2014	EXPENSES PAID DURING PERIOD* 10/1/2013 – 3/31/2014
Class A
Actual	$1,000.00	$1,022.00	$5.29
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29
Class C
Actual	$1,000.00	$1,017.30	$9.05
Hypothetical (5% return before expenses)	$1,000.00	$1,015.96	$9.05
Class Y
Actual	$1,000.00	$1,022.30	$4.03
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.05%, 1.80% and 0.80% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

|  8

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND	BEGINNING ACCOUNT VALUE 10/1/2013	ENDING ACCOUNT VALUE 3/31/2014	EXPENSES PAID DURING PERIOD* 10/1/2013 – 3/31/2014
Class A
Actual	$1,000.00	$1,008.30	$4.01
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03
Class B
Actual	$1,000.00	$1,004.60	$7.75
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	$7.80
Class C
Actual	$1,000.00	$1,004.60	$7.75
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	$7.80
Class Y
Actual	$1,000.00	$1,009.60	$2.71
Hypothetical (5% return before expenses)	$1,000.00	$1,022.24	$2.72

*	Expenses are equal to the Fund’s annualized expense ratio: 0.80%, 1.55%, 1.55% and 0.54% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period) .

9  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 92.3% of Net Assets
Non-Convertible Bonds — 92.2%
	ABS Car Loan — 1.2%
$2,355,000	AmeriCredit Automobile Receivables Trust, Series 2013-2, Class B, 1.190%, 5/08/2018	$2,351,084
1,860,000	AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C, 1.790%, 3/08/2019	1,863,387
1,950,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/2019, 144A	1,960,181
1,535,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	1,527,535
193,468	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	199,072
3,385,000	Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.940%, 12/15/2017	3,487,193
2,090,000	Santander Drive Auto Receivables Trust, Series 2012-5, Class C, 2.700%, 8/15/2018	2,151,498
2,875,000	Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.940%, 3/15/2018	2,906,847

		16,446,797

	ABS Home Equity — 0.4%
323,382	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035	330,141
6,532,531	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.500%, 5/25/2043, 144A	5,900,398

		6,230,539

	ABS Other — 0.6%
8,615,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	8,765,762

	Aerospace & Defense — 0.3%
2,370,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	2,393,700
1,480,000	Bombardier, Inc., 7.500%, 3/15/2018, 144A	1,668,700

		4,062,400

	Airlines — 0.3%
3,285,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.000%, 4/29/2026	3,317,850
1,062,722	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 7/12/2022	1,147,740

		4,465,590

	Automotive — 1.8%
665,000	American Axle & Manufacturing, Inc., 5.125%, 2/15/2019	692,431
1,300,000	Ford Motor Credit Co. LLC, 2.875%, 10/01/2018	1,324,405
7,885,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	8,702,903
5,585,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017(b)	6,451,630
4,900,000	General Motors Financial Co., Inc., 6.750%, 6/01/2018	5,586,000
2,290,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	2,396,062

		25,153,431

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — 5.8%
$2,330,000	Ally Financial, Inc., 6.250%, 12/01/2017	$2,600,862
8,150,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	8,577,875
3,950,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	3,830,694
12,035,000	Bangkok Bank PCL, 3.300%, 10/03/2018, 144A	12,092,407
3,190,000	Bank of America Corp., 2.650%, 4/01/2019	3,200,173
6,015,000	Bank of America Corp., MTN, 5.000%, 5/13/2021(b)	6,632,410
6,665,000	BBVA Banco Continental S.A., 3.250%, 4/08/2018, 144A	6,698,325
3,795,000	Citigroup, Inc., 4.050%, 7/30/2022	3,809,649
1,845,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/2022	2,092,080
1,355,000	Goldman Sachs Group, Inc. (The), 6.000%, 6/15/2020	1,555,959
3,555,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	4,072,320
3,035,000	Goldman Sachs Group, Inc. (The), 7.500%, 2/15/2019	3,671,707
2,890,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	3,408,206
6,090,000	Morgan Stanley, 5.750%, 1/25/2021	6,975,431
630,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	710,506
1,660,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	1,875,584
3,535,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	4,120,965
6,220,000	PKO Finance AB, 4.630%, 9/26/2022, 144A	6,266,650

		82,191,803

	Chemicals — 2.0%
7,355,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	7,014,831
4,375,000	Methanex Corp., 3.250%, 12/15/2019	4,367,746
575,000	Methanex Corp., 5.250%, 3/01/2022	622,609
5,360,000	Mexichem SAB de CV, 6.750%, 9/19/2042, 144A	5,266,200
1,380,000	Olin Corp., 5.500%, 8/15/2022	1,411,050
4,190,000	PolyOne Corp., 5.250%, 3/15/2023	4,210,950
840,000	RPM International, Inc., 3.450%, 11/15/2022	790,494
3,685,000	RPM International, Inc., 6.125%, 10/15/2019	4,161,500

		27,845,380

	Commercial Mortgage-Backed Securities — 4.9%
81,341	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.611%, 4/10/2049(c)	82,302
1,670,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.601%, 4/10/2049(c)	1,844,510
144,401	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2, 5.664%, 6/11/2040(c)	144,189
1,000,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.133%, 12/10/2049(c)	1,125,258
39,510	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	39,516
6,010,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	6,568,521
3,500,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.971%, 9/15/2039(c)	3,825,472
1,865,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	2,058,085

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Commercial Mortgage-Backed Securities — continued
$5,790,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 5.978%, 2/15/2041(c)	$6,504,480
3,295,000	GP Portfolio Trust, Series 2014-GPP, Class D, 2.904%, 2/15/2027, 144A(c)	3,299,270
415,554	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.820%, 7/10/2038(c)	451,672
8,235,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	9,021,764
2,055,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	2,288,886
8,460,539	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.819%, 8/10/2045(c)	9,382,027
3,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	3,275,310
2,300,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716%, 2/15/2051	2,540,895
2,650,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.815%, 6/15/2049(c)	2,929,827
3,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	3,303,324
1,092,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.577%, 4/12/2049(c)	1,189,998
1,900,000	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	2,056,159
2,930,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	3,238,717
305,000	Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.648%, 6/11/2042(c)	341,339
1,175,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.281%, 1/11/2043(c)	1,352,607
942,223	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	1,023,128
2,345,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5, 5.500%, 4/15/2047	2,595,598

		70,482,854

	Consumer Cyclical Services — 0.2%
2,165,000	Service Corp. International, 5.375%, 1/15/2022, 144A	2,192,063

	Consumer Products — 0.4%
1,110,000	Avon Products, Inc., 4.600%, 3/15/2020	1,128,373
3,620,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	3,951,498

		5,079,871

	Diversified Manufacturing — 0.6%
1,200,000	Crane Co., 6.550%, 11/15/2036	1,360,819
7,710,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	7,632,900

		8,993,719

	Electric — 1.3%
1,460,000	AES Corp. (The), 7.375%, 7/01/2021	1,664,400
4,415,000	EDP Finance BV, 5.250%, 1/14/2021, 144A	4,554,072
3,395,000	FirstEnergy Corp., 2.750%, 3/15/2018	3,384,696
1,010,000	Ipalco Enterprises, Inc., 5.000%, 5/01/2018	1,068,075
4,435,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	4,191,075
3,740,000	Transelec S.A., 4.625%, 7/26/2023, 144A	3,684,338

		18,546,656

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Entertainment — 0.2%
$2,275,000	Regal Entertainment Group, 5.750%, 3/15/2022	$2,343,250

	Financial Other — 0.5%
7,920,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	7,375,500

	Food & Beverage — 1.1%
4,920,000	Alicorp SAA, 3.875%, 3/20/2023, 144A	4,575,600
1,340,000	Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	1,259,600
4,050,000	Post Holdings, Inc., 7.375%, 2/15/2022	4,353,750
1,070,000	Post Holdings, Inc., 7.375%, 2/15/2022, 144A	1,150,250
3,555,000	Sigma Alimentos S.A. de CV, 5.625%, 4/14/2018, 144A	3,861,619

		15,200,819

	Government Owned – No Guarantee — 7.5%
2,355,000	Abu Dhabi National Energy Co., 2.500%, 1/12/2018, 144A	2,387,852
6,745,000	CEZ AS, 5.625%, 4/03/2042, 144A	7,152,668
3,690,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A	3,666,878
3,255,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	3,205,472
4,945,000	Dolphin Energy Ltd., 5.500%, 12/15/2021, 144A	5,581,669
665,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	733,994
5,620,000	Ecopetrol S.A., 7.375%, 9/18/2043	6,413,825
1,600,000	Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032	2,135,638
15,160,000	Federal National Mortgage Association, 6.625%, 11/15/2030	20,831,144
4,395,000	Federal National Mortgage Association, 7.250%, 5/15/2030	6,336,043
4,370,000	IPIC GMTN Ltd., 6.875%, 11/01/2041, 144A	5,593,600
13,790,000	Pertamina Persero PT, 5.625%, 5/20/2043, 144A	11,669,787
3,675,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	3,107,393
7,260,000	Petrobras International Finance Co., 6.750%, 1/27/2041	7,035,550
1,350,000	Petroleos Mexicanos, 3.125%, 1/23/2019, 144A	1,382,400
1,210,000	Petroleos Mexicanos, 3.500%, 7/18/2018	1,255,375
1,290,000	Qtel International Finance Ltd., 3.875%, 1/31/2028, 144A	1,170,675
2,895,000	Qtel International Finance Ltd., 4.750%, 2/16/2021, 144A	3,105,177
2,965,000	Qtel International Finance Ltd., 7.875%, 6/10/2019, 144A	3,684,309
11,825,000	Tennessee Valley Authority, 3.500%, 12/15/2042	10,113,686

		106,563,135

	Healthcare — 1.0%
1,580,000	HCA Holdings, Inc., 6.250%, 2/15/2021	1,691,390
7,830,000	HCA, Inc., 7.500%, 2/15/2022	8,945,775
575,000	HCA, Inc., 7.500%, 12/15/2023	623,875
3,200,000	PerkinElmer, Inc., 5.000%, 11/15/2021	3,395,238

		14,656,278

	Home Construction — 0.2%
3,460,000	KB Home, 4.750%, 5/15/2019	3,485,950

	Hybrid ARMs — 0.0%
117,632	FHLMC, 2.375%, 11/01/2036(c)	125,791
128,871	FNMA, 1.909%, 2/01/2037(c)	137,839

		263,630

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — 1.1%
$900,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	$951,750
5,035,000	Newfield Exploration Co., 5.750%, 1/30/2022	5,349,687
4,030,000	QEP Resources, Inc., 5.250%, 5/01/2023	4,009,850
2,410,000	Range Resources Corp., 5.000%, 8/15/2022	2,458,200
2,605,000	SM Energy Co., 6.500%, 1/01/2023	2,780,838

		15,550,325

	Industrial Other — 1.8%
1,360,000	Briggs & Stratton Corp., 6.875%, 12/15/2020	1,509,600
1,650,000	CBRE Services, Inc., 5.000%, 3/15/2023	1,652,062
9,170,000	Deluxe Corp., 6.000%, 11/15/2020	9,628,500
4,525,000	Ferreycorp SAA, 4.875%, 4/26/2020, 144A	4,338,344
8,290,000	Hutchison Whampoa International 11 Ltd., 4.625%, 1/13/2022, 144A	8,749,581

		25,878,087

	Integrated Energy — 0.4%
4,900,000	Pacific Rubiales Energy Corp., 5.375%, 1/26/2019, 144A	5,083,750

	Media Cable — 1.3%
3,935,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 3/15/2021	3,964,513
2,965,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.500%, 4/30/2021	3,142,900
499,000	Cox Communications, Inc., 5.450%, 12/15/2014	515,767
2,775,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	2,547,383
2,925,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	3,049,634
1,758,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	1,904,899
2,825,000	Virgin Media Finance PLC, 6.375%, 4/15/2023, 144A	2,994,500

		18,119,596

	Media Non-Cable — 0.8%
66,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	4,073,942
1,835,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	1,990,975
4,284,000	Myriad International Holdings BV, 6.375%, 7/28/2017, 144A	4,733,820

		10,798,737

	Metals & Mining — 2.2%
3,650,000	Alcoa, Inc., 6.150%, 8/15/2020	3,977,529
1,335,000	APERAM, 7.375%, 4/01/2016, 144A	1,375,971
1,280,000	APERAM, 7.750%, 4/01/2018, 144A	1,344,000
6,535,000	ArcelorMittal, 7.250%, 3/01/2041	6,559,506
485,000	ArcelorMittal, 7.500%, 10/15/2039	501,369
4,110,000	Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018	4,098,204
3,075,000	Goldcorp, Inc., 2.125%, 3/15/2018	3,039,690
7,030,000	Plains Exploration & Production Co., 6.875%, 2/15/2023	7,820,875
1,660,000	Samarco Mineracao S.A., 5.750%, 10/24/2023, 144A	1,670,375
1,445,000	Steel Dynamics, Inc., 5.250%, 4/15/2023	1,470,288

		31,857,807

	Mortgage Related — 10.3%
4,190,606	FHLMC, 3.000%, 11/01/2042	4,045,787
15,781,463	FHLMC, 3.500%, with various maturities in 2043(d)	15,878,007

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Mortgage Related — continued
$2,826,960	FHLMC, 4.000%, 8/01/2043	$2,933,773
313,479	FHLMC, 5.000%, 8/01/2035	341,140
4,078,125	FHLMC, 5.500%, with various maturities from 2018 to 2040(d)	4,469,373
33,744	FHLMC, 6.000%, 6/01/2035	37,965
682,028	FNMA, 3.000%, 5/01/2027	701,351
7,007,165	FNMA, 3.500%, with various maturities in 2042(d)	7,054,567
1,199,427	FNMA, 4.500%, 8/01/2039	1,285,401
6,472,721	FNMA, 5.000%, with various maturities from 2033 to 2037(d)	7,082,850
554,024	FNMA, 5.500%, 9/01/2036	616,097
1,255,997	FNMA, 6.000%, with various maturities from 2016 to 2039(d)	1,396,392
47,043	FNMA, 6.500%, with various maturities from 2029 to 2036(d)	52,877
61,512	FNMA, 7.000%, with various maturities in 2030(d)	68,143
72,086	FNMA, 7.500%, with various maturities from 2024 to 2032(d)	83,028
6,920,000	FNMA (TBA), 3.000%, 5/01/2029(e)	7,088,675
2,150,000	FNMA (TBA), 3.500%, 5/01/2029(e)	2,248,430
55,025,000	FNMA (TBA), 4.000%, 4/01/2044(e)	57,191,609
17,195,000	FNMA (TBA), 4.500%, 4/01/2044(e)	18,342,230
1,071,281	GNMA, 4.499%, 12/20/2062	1,176,036
1,114,339	GNMA, 4.538%, 11/20/2062	1,224,734
2,309,869	GNMA, 4.616%, with various maturities from 2061 to 2062(d)	2,534,387
1,205,162	GNMA, 4.627%, 1/20/2064	1,339,980
948,814	GNMA, 4.668%, 5/20/2062	1,041,501
366,686	GNMA, 4.673%, 3/20/2062	402,488
3,779,052	GNMA, 4.676%, 4/20/2062	4,156,213
1,019,625	GNMA, 4.698%, 7/20/2061	1,112,280
729,384	GNMA, 4.700%, 10/20/2061	797,725
1,203,619	GNMA, 5.500%, with various maturities from 2038 to 2039(d)	1,334,197
195,178	GNMA, 6.000%, with various maturities from 2029 to 2038(d)	221,059
157,377	GNMA, 6.500%, with various maturities from 2028 to 2032(d)	178,105
112,844	GNMA, 7.000%, with various maturities from 2025 to 2029(d)	121,847
44,164	GNMA, 7.500%, with various maturities from 2025 to 2030(d)	49,808
12,014	GNMA, 8.000%, 11/15/2029	12,265
48,742	GNMA, 8.500%, with various maturities from 2017 to 2023(d)	49,576
2,394	GNMA, 9.000%, with various maturities in 2016(d)	2,405
3,901	GNMA, 11.500%, with various maturities in 2015(d)	3,922

		146,676,223

	Non-Captive Consumer — 1.5%
5,390,000	SLM Corp., 4.875%, 6/17/2019	5,477,189
1,100,000	SLM Corp., MTN, 6.000%, 1/25/2017	1,199,000
5,510,000	SLM Corp., MTN, 6.125%, 3/25/2024	5,503,112
6,560,000	SLM Corp., MTN, 6.250%, 1/25/2016	7,052,000
120,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	118,868
1,135,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	1,336,463

		20,686,632

	Non-Captive Diversified — 1.7%
3,250,000	CIT Group, Inc., 5.375%, 5/15/2020	3,485,625
7,290,000	International Lease Finance Corp., 3.875%, 4/15/2018	7,435,800

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Captive Diversified — continued
$3,950,000	International Lease Finance Corp., 5.750%, 5/15/2016	$4,248,738
8,500,000	International Lease Finance Corp., 6.250%, 5/15/2019	9,371,250

		24,541,413

	Oil Field Services — 2.3%
2,535,000	Nabors Industries, Inc., 4.625%, 9/15/2021	2,618,924
3,557,000	Nabors Industries, Inc., 5.000%, 9/15/2020	3,796,656
5,895,000	Nabors Industries, Inc., 5.100%, 9/15/2023, 144A	6,134,673
6,950,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	7,089,000
1,330,000	Rowan Cos., Inc., 7.875%, 8/01/2019	1,615,431
2,430,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	2,393,550
8,495,000	Transocean, Inc., 6.500%, 11/15/2020	9,539,265

		33,187,499

	Packaging — 0.4%
3,275,000	Sealed Air Corp., 5.250%, 4/01/2023, 144A	3,307,750
2,515,000	Sealed Air Corp., 6.500%, 12/01/2020, 144A	2,772,788

		6,080,538

	Paper — 0.6%
1,785,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	1,793,589
3,045,000	Celulosa Arauco y Constitucion S.A., 5.000%, 1/21/2021	3,128,759
4,015,000	Rock-Tenn Co., 4.000%, 3/01/2023	4,037,135

		8,959,483

	Pharmaceuticals — 1.1%
130,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	140,075
3,170,000	Valeant Pharmaceuticals International, 6.875%, 12/01/2018, 144A	3,368,125
11,450,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	12,366,000

		15,874,200

	Pipelines — 1.8%
8,665,000	Energy Transfer Partners LP, 6.050%, 6/01/2041	9,388,900
3,565,000	Kinder Morgan Finance Co. LLC, 6.000%, 1/15/2018, 144A	3,859,113
4,295,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	4,456,062
8,510,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A	7,744,100

		25,448,175

	Property & Casualty Insurance — 0.3%
3,285,000	Willis Group Holdings PLC, 5.750%, 3/15/2021	3,636,111

	Refining — 0.7%
3,110,000	Phillips 66, 5.875%, 5/01/2042	3,598,055
7,975,000	Thai Oil PCL, 4.875%, 1/23/2043, 144A	6,862,065

		10,460,120

	Retailers — 0.9%
8,475,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017, 144A	8,774,278
4,205,000	SACI Falabella, 3.750%, 4/30/2023, 144A	4,000,864

		12,775,142

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Sovereigns — 1.9%
$6,685,000	Brazilian Government International Bond, 4.250%, 1/07/2025	$6,467,737
6,230,000	Indonesia Government International Bond, 6.750%, 1/15/2044, 144A	6,814,062
1,261,000	Mexico Government International Bond, 5.550%, 1/21/2045	1,339,813
4,454,000	Mexico Government International Bond, Series A, MTN, 6.050%, 1/11/2040	5,066,425
1,655,000	Philippine Government International Bond, 4.200%, 1/21/2024	1,708,788
5,160,000	South Africa Government International Bond, 5.875%, 9/16/2025	5,547,000

		26,943,825

	Supermarkets — 0.5%
6,685,000	Delhaize Group S.A., 4.125%, 4/10/2019	6,928,287

	Supranational — 0.9%
31,365,000	International Finance Corp., GMTN, 10.000%, 6/12/2017, (BRL)	13,495,659

	Technology — 1.2%
5,220,000	Baidu, Inc., 3.500%, 11/28/2022	4,969,983
1,160,000	Brocade Communications Systems, Inc., 6.875%, 1/15/2020	1,239,750
3,145,000	Dun & Bradstreet Corp. (The), 3.250%, 12/01/2017	3,251,637
3,156,000	Equifax, Inc., 7.000%, 7/01/2037	3,812,104
3,620,000	Hewlett-Packard Co., 2.750%, 1/14/2019	3,643,939
69,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	72,552
340,000	Motorola Solutions, Inc., 7.500%, 5/15/2025	411,326

		17,401,291

	Textile — 0.1%
1,125,000	Wolverine World Wide, Inc., 6.125%, 10/15/2020	1,215,000

	Tobacco — 0.7%
8,005,000	Reynolds American, Inc., 7.250%, 6/15/2037	9,917,843

	Treasuries — 20.0%
7,300,000	Italy Buoni Poliennali Del Tesoro, 5.500%, 11/01/2022, (EUR)	11,889,601
6,480,000(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(l)	51,764,854
224,000,000	Philippine Government International Bond, 3.900%, 11/26/2022, (PHP)	4,770,208
300,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	6,790,054
5,540,000	Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, 144A, (EUR)	8,223,398
19,285,000	Portugal Obrigacoes do Tesouro OT, 5.650%, 2/15/2024, 144A, (EUR)	29,914,473
1,720,000	Spain Government Bond, 5.500%, 4/30/2021, (EUR)	2,815,271
3,530,000	Spain Government Bond, 5.850%, 1/31/2022, (EUR)	5,893,157
15,920,000	U.S. Treasury Bond, 3.750%, 11/15/2043	16,482,167
3,875,000	U.S. Treasury Bond, 3.875%, 8/15/2040	4,130,510
112,965,000	U.S. Treasury Note, 0.250%, 9/30/2015(l)	113,009,169
22,870,000	U.S. Treasury Note, 0.375%, 6/30/2015	22,929,851
6,610,000	U.S. Treasury Note, 1.250%, 10/31/2018	6,504,650

		285,117,363

	Wireless — 2.8%
1,475,000	American Tower Corp., 4.700%, 3/15/2022	1,541,176
6,810,000	Bharti Airtel International Netherlands BV, 5.125%, 3/11/2023, 144A	6,767,438
6,225,000	eAccess Ltd., 8.250%, 4/01/2018, 144A	6,769,687
5,960,000	SK Telecom Co. Ltd., 2.125%, 5/01/2018, 144A	5,900,877

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wireless — continued
$3,165,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	$3,848,491
3,780,000	Softbank Corp., 4.500%, 4/15/2020, 144A	3,761,100
12,180,000	Sprint Capital Corp., 6.875%, 11/15/2028	11,814,600

		40,403,369

	Wirelines — 4.6%
5,757,000	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A(f)	5,735,411
2,065,000	CenturyLink, Inc., 5.625%, 4/01/2020	2,170,831
4,275,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	4,189,500
9,458,000	Embarq Corp., 7.995%, 6/01/2036	9,868,411
1,575,000	Frontier Communications Corp., 7.875%, 1/15/2027	1,586,812
5,050,000	Frontier Communications Corp., 8.500%, 4/15/2020	5,870,625
2,420,000	Frontier Communications Corp., 8.750%, 4/15/2022	2,761,825
415,000	Frontier Communications Corp., 9.000%, 8/15/2031	424,338
1,975,000	Qwest Corp., 6.750%, 12/01/2021	2,205,293
5,000,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022, 144A	5,268,750
4,029,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	4,355,853
2,296,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	2,524,064
6,344,000	Telemar Norte Leste S.A., 5.500%, 10/23/2020, 144A	6,248,840
4,825,000	Verizon Communications, Inc., 3.650%, 9/14/2018	5,136,367
1,585,000	Verizon Communications, Inc., 5.050%, 3/15/2034	1,626,010
5,910,000	Windstream Corp., 7.500%, 4/01/2023	6,205,500

		66,178,430

	Total Non-Convertible Bonds (Identified Cost $1,289,039,892)	1,313,560,332

Convertible Bonds — 0.1%
	Wirelines — 0.1%
13,238,400	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A (MXN)(f)(g)(h)(i) (Identified Cost $1,328,524)	1,706,840

	Total Bonds and Notes (Identified Cost $1,290,368,416)	1,315,267,172

Senior Loans — 3.2%
	Automotive — 0.4%
1,158,113	Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.863%, 4/27/2020(j)	1,158,113
280,000	KAR Auction Services, Inc., Term Loan B2, 3.500%, 3/11/2021(c)	278,600
4,816,350	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/28/2019(c)	4,828,391

		6,265,104

	Building Materials — 0.2%
2,985,000	ABC Supply Co., Inc., Term Loan, 3.500%, 4/16/2020(c)	2,974,881

	Chemicals — 0.3%
3,776,677	Axalta Coating Systems U.S. Holdings, Inc., USD Term Loan, 4.000%, 2/01/2020(c)	3,776,677

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Diversified Manufacturing — 0.2%
$3,017,915	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(c)	$3,029,232

	Electric — 0.4%
5,442,494	NRG Energy, Inc., Refi Term Loan B, 2.750%, 7/02/2018(c)	5,389,756

	Entertainment — 0.3%
4,017,150	Activision Blizzard, Inc., Term Loan B, 3.250%, 10/12/2020(c)	4,013,133

	Food & Beverage — 0.4%
6,150,000	Aramark Corp., USD Term Loan F, 3.250%, 2/24/2021(c)	6,087,209

	Media Cable — 0.3%
3,649,423	Charter Communications Operating LLC, Term Loan E, 3.000%, 7/01/2020(c)	3,615,665

	Metals & Mining — 0.2%
3,631,612	Arch Coal, Inc., Term Loan B, 6.250%, 5/16/2018(c)	3,576,121

	Pharmaceuticals — 0.3%
3,917,963	Grifols Worldwide Operations USA, Inc., USD Term Loan B, 2/27/2021(k)	3,913,888

	Technology — 0.2%
2,780,691	Alcatel-Lucent USA, Inc., USD Term Loan C, 4.500%, 1/30/2019(c)	2,792,426

	Total Senior Loans (Identified Cost $45,410,746)	45,434,092

Shares
Preferred Stocks — 0.8%
	Banking — 0.2%
68,182	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	1,864,777
532	Ally Financial, Inc., Series G, 7.000%, 144A	525,450

		2,390,227

	Media Cable — 0.6%
8,945,000	NBCUniversal Enterprise, Inc., 5.250%, 144A	9,034,450

	Non-Captive Consumer — 0.0%
5,510	SLM Corp., Series A, 6.970%	268,613

	Total Preferred Stocks (Identified Cost $11,013,801)	11,693,290

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 9.1%
$287,586	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2014 at 0.000% to be repurchased at $287,586 on 4/01/2014 collateralized by $315,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $296,056 including accrued interest (Note 2 of Notes to Financial Statements)	$287,586
129,787,848	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $129,787,848 on 4/01/2014 collateralized by $130,750,000 U.S. Treasury Note, 1.750% due 10/31/2018 valued at $132,384,375 including accrued interest (Note 2 of Notes to Financial Statements)	129,787,848

	Total Short-Term Investments (Identified Cost $130,075,434)	130,075,434

	Total Investments — 105.4% (Identified Cost $1,476,868,397)(a)	1,502,469,988
	Other assets less liabilities — (5.4)%	(77,403,295)

	Net Assets — 100.0%	$1,425,066,693

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2014, the net unrealized appreciation on investments based on a cost of $1,481,041,582 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$42,264,481
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(20,836,075)

	Net unrealized appreciation	$21,428,406

(b)	All of this security has been designated to cover the Fund’s obligations under open TBA transactions.
(c)	Variable rate security. Rate as of March 31, 2014 is disclosed.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	Delayed delivery. See Note 2 of Notes to Financial Statements.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	Illiquid security. At March 31, 2014, the value of this security amounted to $1,706,840 or 0.1% of net assets.
(h)	Fair valued by the Fund’s investment adviser. At March 31, 2014, the value of this security amounted to $1,706,840 or 0.1% of net assets.

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

(i)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.
(j)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at March 31, 2014.
(k)	Position is unsettled. Contract rate was not determined at March 31, 2014 and does not take effect until settlement date.
(l)	A portion of this security has been designated to cover the Fund’s obligations under open TBA transactions.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of Rule 144A holdings amounted to $370,232,299 or 26.0% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
TBA	To Be Announced

BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
PHP	Philippine Peso
USD	U.S. Dollar

Industry Summary at March 31, 2014 (Unaudited)

Treasuries	20.0%
Mortgage Related	10.3
Government Owned – No Guarantee	7.5
Banking	6.0
Commercial Mortgage-Backed Securities	4.9
Wirelines	4.7
Wireless	2.8
Metals & Mining	2.4
Oil Field Services	2.3
Chemicals	2.3
Automotive	2.2
Media Cable	2.2
Other Investments, less than 2% each	28.7
Short-Term Investments	9.1

Total Investments	105.4
Other assets less liabilities	(5.4)

Net Assets	100.0%

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 85.4% of Net Assets
Non-Convertible Bonds — 73.5%
	ABS Credit Card — 0.6%
$600,000	American Express Credit Account Master Trust, Series 2012-1, Class A, 0.425%, 1/15/2020(b)	$600,582
245,000	American Express Issuance Trust II, Series 2013-2, Class A, 0.585%, 8/15/2019(b)	245,988
145,000	Chase Issuance Trust, Series 2013-A3, Class A3, 0.435%, 4/15/2020(b)	144,529

		991,099

	ABS Home Equity — 5.9%
276,188	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.830%, 9/25/2045(b)	257,832
304,422	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033	312,384
206,959	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	213,298
326,880	Banc of America Funding Corp., Series 2008-R4, Class 1A4, 0.604%, 7/25/2037, 144A(b)	206,779
245,430	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	251,921
53,854	Banc of America Mortgage Securities, Inc., Series 2005-A, Class 2A1, 2.725%, 2/25/2035(b)	53,841
124,849	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 12A3, 2.860%, 11/25/2034(b)	123,043
134,384	Citicorp Mortgage Securities Trust, Series 2006-4, Class 1A2, 6.000%, 8/25/2036	137,385
102,679	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.619%, 5/25/2035(b)	98,843
94,333	CitiMortgage Alternative Loan Trust, Series 2006-A3, Class 1A7, 6.000%, 7/25/2036	84,177
585,526	Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1, 6.000%, 12/25/2034	579,019
294,377	Countrywide Alternative Loan Trust, Series 2006-J4, Class 1A3, 6.250%, 7/25/2036	200,263
792,566	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A3, 2.556%, 4/25/2035(b)	577,807
340,084	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.424%, 4/25/2035(b)	278,602
491,637	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB7, Class 2A, 2.596%, 11/20/2035(b)	467,094
368,338	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-20, Class 1A35, 6.000%, 2/25/2037	338,577
82,926	GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A7, 5.000%, 11/25/2033	85,597
419,436	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 2.869%, 6/19/2035(b)	417,839
333,588	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.108%, 7/19/2035(b)	307,403

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$472,027	GSAA Home Equity Trust, Series 2006-20, Class 1A1, 0.224%, 12/25/2046(b)	$262,329
85,222	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 2.761%, 12/25/2034(b)	76,210
575,000	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.679%, 9/25/2035(b)	568,978
190,957	GSR Mortgage Loan Trust, Series 2006-8F, Class 4A17, 6.000%, 9/25/2036	162,399
103,180	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 5A1, 4.498%, 3/25/2036(b)	83,127
421,247	JPMorgan Mortgage Trust, Series 2005-S3, Class 1A11, 6.000%, 1/25/2036	370,886
430,511	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.654%, 1/25/2036(b)(c)	303,705
173,731	Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.500%, 2/25/2036	174,985
499,908	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 2.626%, 3/25/2035(b)	444,200
557,680	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.314%, 1/25/2047(b)	401,316
497,786	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A7, 6.000%, 3/25/2037	361,317
108,972	New York Mortgage Trust, Series 2006-1, Class 2A2, 2.676%, 5/25/2036(b)	97,446
450,358	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A16, 6.000%, 6/25/2036	364,472
349,061	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	359,293
603,250	WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 2A, 2.034%, 1/25/2047(b)	543,625
115,908	WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A, 0.889%, 4/25/2047(b)	103,699
569,961	Washington Mutual Mortgage Pass Through Certificates, Series 2006-AR6, Class 2A, 1.089%, 8/25/2046(b)	389,580

		10,059,271

	ABS Other — 0.4%
214,415	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	230,685
450,000	Springleaf Funding Trust, Series 2014-AA, Class C, 4.450%, 12/15/2022, 144A	450,000

		680,685

	Aerospace & Defense — 1.4%
1,500,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,353,750
900,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	897,750
200,000	Oshkosh Corp., 5.375%, 3/01/2022, 144A	203,500

		2,455,000

	Airlines — 1.6%
828,277	American Airlines Pass Through Trust, Series 2013-2, Class B, 5.600%, 1/15/2022, 144A	863,479
400,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	405,036
345,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	363,544
4,753	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	4,904

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Airlines — continued
$198,446	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	$211,345
166,240	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	180,054
265,000	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	266,818
151,000	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	156,884
240,000	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	244,894

		2,696,958

	Automotive — 1.5%
2,315,000	General Motors Co., 4.875%, 10/02/2023, 144A	2,372,875
125,000	General Motors Co., 6.250%, 10/02/2043, 144A	135,312
85,000	Lear Corp., 5.375%, 3/15/2024	86,488

		2,594,675

	Banking — 3.1%
2,100,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	854,947
820,000	HBOS PLC, 6.000%, 11/01/2033, 144A	850,594
900,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	890,337
65,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(d)	78,130
740,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(d)	916,240
250,000	Societe General S.A., (fixed rate to 9/04/2019, variable rate thereafter), 9.375%, (EUR)(d)	413,295
1,345,000	Societe Generale S.A., 5.000%, 1/17/2024, 144A	1,340,330

		5,343,873

	Building Materials — 2.1%
296,000	CPG Merger Sub LLC, 8.000%, 10/01/2021, 144A	318,200
1,280,000	HD Supply, Inc., 7.500%, 7/15/2020	1,396,800
50,000	Masco Corp., 6.500%, 8/15/2032	50,875
345,000	Masco Corp., 7.750%, 8/01/2029	385,303
1,000,000	Odebrecht Finance Ltd., 4.375%, 4/25/2025, 144A	897,500
900,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	331,203
240,000	USG Corp., 5.875%, 11/01/2021, 144A	255,600

		3,635,481

	Chemicals — 3.3%
600,000	Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/01/2021, 144A	652,500
265,000	Braskem Finance Ltd., 6.450%, 2/03/2024	271,294
1,510,000	Hercules, Inc., 6.500%, 6/30/2029	1,328,800
850,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	884,000
200,000	INEOS Group Holdings S.A., 5.875%, 2/15/2019, 144A	204,250
635,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	696,118
1,600,000	Tronox Finance LLC, 6.375%, 8/15/2020	1,644,000

		5,680,962

	Collateralized Mortgage Obligations — 0.0%
72,498	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 2.633%, 1/25/2036(b)	70,869

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Commercial Mortgage-Backed Securities — 1.9%
$1,690,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.819%, 8/10/2045(b)	$1,745,033
805,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 4.453%, 11/05/2030, 144A(b)	814,578
125,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049	130,686
525,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.577%, 4/12/2049(b)	569,889

		3,260,186

	Construction Machinery — 0.2%
60,000	BlueLine Rental Finance Corp., 7.000%, 2/01/2019, 144A	63,450
200,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	205,500

		268,950

	Consumer Cyclical Services — 1.0%
615,000	ServiceMaster Co. (The), 7.000%, 8/15/2020	651,131
1,095,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	1,047,094

		1,698,225

	Consumer Products — 0.5%
900,000	Visant Corp., 10.000%, 10/01/2017	896,625

	Electric — 1.2%
415,000	Calpine Corp., 6.000%, 1/15/2022, 144A	435,750
1,502,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	1,685,394
14,937	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	15,908

		2,137,052

	Entertainment — 0.1%
151,000	DreamWorks Animation SKG, Inc., 6.875%, 8/15/2020, 144A	163,458

	Environmental — 0.2%
255,000	ADS Waste Holdings, Inc., 8.250%, 10/01/2020	277,313

	Financial Other — 1.0%
695,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/2019, 144A	707,163
180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022, 144A	182,700
804,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	828,120

		1,717,983

	Food & Beverage — 0.7%
1,800,000	BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)	653,283
600,000	Cosan Luxembourg S.A., 9.500%, 3/14/2018, 144A, (BRL)	227,413
250,000	TreeHouse Foods, Inc., 4.875%, 3/15/2022	251,563

		1,132,259

	Gaming — 0.7%
100,000	GLP Capital LP/GLP Financing II, Inc., 4.375%, 11/01/2018, 144A	102,625
285,000	GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/2020, 144A	292,481
740,000	MGM Resorts International, 6.750%, 10/01/2020	820,475

		1,215,581

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Government Owned – No Guarantee — 0.3%
$530,000	Petrobras Global Finance BV, 6.250%, 3/17/2024	$546,038

	Healthcare — 3.5%
305,000	BioScrip, Inc., 8.875%, 2/15/2021, 144A	317,962
240,000	Catamaran Corp., 4.750%, 3/15/2021	243,300
585,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022, 144A	611,325
465,000	DaVita HealthCare Partners, Inc., 5.750%, 8/15/2022	494,644
170,000	HCA, Inc., 7.050%, 12/01/2027	168,938
640,000	HCA, Inc., 7.500%, 12/15/2023	694,400
125,000	HCA, Inc., 7.500%, 11/06/2033	128,125
470,000	HCA, Inc., 7.690%, 6/15/2025	501,725
480,000	HCA, Inc., 8.360%, 4/15/2024	542,400
820,000	HCA, Inc., MTN, 7.580%, 9/15/2025	865,100
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	525,300
305,000	LifePoint Hospitals, Inc., 5.500%, 12/01/2021, 144A	316,437
635,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	571,500

		5,981,156

	Home Construction — 4.3%
845,000	Beazer Homes USA, Inc., 9.125%, 6/15/2018	893,588
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(e)	153,000
1,460,000	Desarrolladora Homex SAB de CV, 9.750%, 3/25/2020, 144A(e)	162,425
750,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	671,250
500,000	K. Hovnanian Enterprises, Inc., 9.125%, 11/15/2020, 144A	561,250
345,000	KB Home, 7.000%, 12/15/2021	371,306
880,000	KB Home, 7.250%, 6/15/2018	990,000
3,135,000	Pulte Group, Inc., 6.000%, 2/15/2035(f)	2,923,387
495,000	Pulte Group, Inc., 6.375%, 5/15/2033	485,100
70,000	Standard Pacific Corp., 8.375%, 1/15/2021	82,775
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.500%, 1/21/2020, 144A(e)	22,000
1,100,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A(e)	121,000

		7,437,081

	Independent Energy — 2.7%
115,000	Halcon Resources Corp., 8.875%, 5/15/2021	119,313
400,000	Halcon Resources Corp., 9.750%, 7/15/2020	431,000
180,000	Jones Energy Holdings/FIN Co., 6.750%, 4/01/2022, 144A	183,375
220,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	227,700
135,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	142,762
4,400,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(e)	198,000
795,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(e)	39,750
1,435,000	Rosetta Resources, Inc., 5.875%, 6/01/2022	1,467,287
810,000	SandRidge Energy, Inc., 7.500%, 3/15/2021	864,675
920,000	SM Energy Co., 5.000%, 1/15/2024, 144A	894,700
115,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A	120,750

		4,689,312

	Integrated Energy — 0.5%
800,000	Pacific Rubiales Energy Corp., 5.375%, 1/26/2019, 144A	830,000

	Local Authorities — 0.9%
1,085,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	1,546,450

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Lodging — 0.1%
$180,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027	$200,700

	Media Cable — 1.5%
475,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	457,187
430,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	424,625
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	14,888
685,000	Nara Cable Funding II Ltd., 8.500%, 3/01/2020, 144A, (EUR)	1,137,146
130,000	Numericable Finance & Co. SCA, 8.750%, 2/15/2019, 144A, (EUR)	204,392
375,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	379,687

		2,617,925

	Media Non-Cable — 0.4%
50,000	Intelsat Luxembourg S.A., 6.750%, 6/01/2018, 144A	52,875
355,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021, 144A	373,638
230,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023, 144A	243,800

		670,313

	Metals & Mining — 2.2%
2,395,000	ArcelorMittal, 7.250%, 3/01/2041	2,403,981
510,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	469,200
495,000	Barrick Gold Corp., 3.850%, 4/01/2022	472,813
515,000	Essar Steel Algoma, Inc., 9.375%, 3/15/2015, 144A	509,850

		3,855,844

	Non-Captive Consumer — 2.3%
540,000	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 6/15/2021, 144A	540,000
1,230,000	SLM Corp., 5.500%, 1/25/2023	1,206,937
1,110,000	Springleaf Finance Corp., 7.750%, 10/01/2021	1,229,325
445,000	Springleaf Finance Corp., 8.250%, 10/01/2023	496,175
445,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	488,388

		3,960,825

	Non-Captive Diversified — 0.9%
340,000	CIT Group, Inc., 3.875%, 2/19/2019	343,720
65,000	CIT Group, Inc., 5.000%, 8/15/2022	67,438
105,000	CIT Group, Inc., 5.000%, 8/01/2023	107,362
585,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	613,519
435,000	Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	461,100

		1,593,139

	Oil Field Services — 1.0%
730,000	Basic Energy Services, Inc., 7.750%, 10/15/2022	792,050
655,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A	710,675
75,000	Parker Drilling Co., 6.750%, 7/15/2022, 144A	77,250
155,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022, 144A	157,712

		1,737,687

	Packaging — 0.6%
265,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II, 6.000%, 6/15/2017, 144A	274,275
755,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	758,775

		1,033,050

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Pharmaceuticals — 1.6%
$250,000	Salix Pharmaceuticals Ltd., 6.000%, 1/15/2021, 144A	$266,875
1,540,000	Valeant Pharmaceuticals International 6.375%, 10/15/2020, 144A	1,663,200
530,000	Valeant Pharmaceuticals International 7.250%, 7/15/2022, 144A	585,650
145,000	Valeant Pharmaceuticals International, Inc., 6.750%, 8/15/2018, 144A	159,500
70,000	Valeant Pharmaceuticals International, Inc., 7.500%, 7/15/2021, 144A	78,750

		2,753,975

	Pipelines — 0.3%
425,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022, 144A	443,063

	Property & Casualty Insurance — 0.5%
786,000	Hockey Merger Sub 2, Inc., 7.875%, 10/01/2021, 144A	839,055

	Refining — 0.1%
235,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.625%, 1/15/2022	249,100

	Retailers — 0.5%
40,000	Dillard’s, Inc., 7.000%, 12/01/2028	40,700
435,000	Dillard’s, Inc., 7.750%, 7/15/2026	466,538
205,000	Dillard’s, Inc., 7.750%, 5/15/2027	216,531
35,000	Dillard’s, Inc., 7.875%, 1/01/2023	39,200
140,000	Toys R Us, Inc., 7.375%, 10/15/2018	112,000

		874,969

	Sovereigns — 0.9%
1,050,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	433,837
2,250,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,031,291

		1,465,128

	Supermarkets — 0.5%
205,000	New Albertson’s, Inc., 7.450%, 8/01/2029	165,025
935,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	677,875

		842,900

	Supranational — 1.9%
2,000,000	European Bank for Reconstruction & Development, EMTN, 9.000%, 4/28/2014, (BRL)	880,247
458,000,000	International Bank for Reconstruction & Development, EMTN, 4.250%, 2/05/2016, (CLP)	845,718
88,390,000	International Finance Corp., 7.800%, 6/03/2019, (INR)	1,482,750

		3,208,715

	Technology — 4.1%
2,500,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	2,387,500
1,930,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	1,833,500
160,000	Amkor Technology, Inc., 6.375%, 10/01/2022	165,800
140,000	Amkor Technology, Inc., 6.625%, 6/01/2021	149,450
260,000	Audatex North America, Inc., 6.125%, 11/01/2023, 144A	276,575
660,000	Blackboard, Inc., 7.750%, 11/15/2019, 144A	691,350
445,000	BMC Software Finance, Inc., 8.125%, 7/15/2021, 144A	468,363
430,000	Equinix, Inc., 4.875%, 4/01/2020	439,675
400,000	First Data Corp., 10.625%, 6/15/2021	450,000
187,000	iGATE Corp., 4.750%, 4/15/2019, 144A	187,701

		7,049,914

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Textile — 1.2%
$2,605,000	Jones Group, Inc. (The), 6.125%, 11/15/2034	$1,986,312

	Transportation Services — 0.2%
275,000	APL Ltd., 8.000%, 1/15/2024(g)	257,125

	Treasuries — 5.5%
165,000(††)	Mexican Fixed Rate Bonds, Series M, 4.750%, 6/14/2018, (MXN)	1,253,337
131,500(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	1,050,475
116,500(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	1,009,870
184,000(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	1,823,933
99,000(††)	Mexican Fixed Rate Bonds, Series M-30, 8.500%, 11/18/2038, (MXN)	879,905
10,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	230,237
120,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)(f)	2,716,022
425,000	U.S. Treasury Note, 0.625%, 7/15/2014(h)	425,681

		9,389,460

	Wireless — 3.4%
6,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	428,044
6,100,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	443,324
900,000	Bakrie Telecom Pte Ltd., 11.500%, 5/07/2015, 144A(e)	90,000
4,501,000	Sprint Capital Corp., 6.875%, 11/15/2028(f)	4,365,970
70,000	Sprint Capital Corp., 8.750%, 3/15/2032	77,000
370,000	T-Mobile USA, Inc., 6.125%, 1/15/2022	387,575

		5,791,913

	Wirelines — 4.2%
332,000	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A(i)	330,755
705,000	CenturyLink, Inc., 7.650%, 3/15/2042	665,344
1,145,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,089,181
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	122,525
300,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	458,241
60,000,000	Empresa de Telecomunicaniones de Bogota, 7.000%, 1/17/2023, 144A, (COP)	27,232
405,000	Frontier Communications Corp., 9.000%, 8/15/2031	414,112
605,000	Level 3 Communications, Inc., 8.875%, 6/01/2019	664,744
1,090,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	1,181,287
450,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	419,625
345,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	337,237
35,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	35,613
85,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	90,950
1,125,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	1,361,652

		7,198,498

	Total Non-Convertible Bonds (Identified Cost $125,430,467)	126,026,152

Convertible Bonds — 11.9%
	Automotive — 0.6%
530,000	Ford Motor Co., 4.250%, 11/15/2016	959,631

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Construction Machinery — 1.8%
$640,000	Ryland Group, Inc. (The), 1.625%, 5/15/2018	$910,400
1,325,000	Trinity Industries, Inc., 3.875%, 6/01/2036	2,105,094

		3,015,494

	Healthcare — 0.2%
255,000	Hologic, Inc., Series 2010, (accretes to principal after 12/15/2016), 2.000%, 12/15/2037(i)	291,497
25,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(i)	25,547

		317,044

	Home Construction — 2.1%
565,000	KB Home, 1.375%, 2/01/2019	580,538
530,000	Lennar Corp., 2.750%, 12/15/2020, 144A	968,575
530,000	Lennar Corp., 3.250%, 11/15/2021, 144A	943,731
925,000	Standard Pacific Corp., 1.250%, 8/01/2032	1,147,000

		3,639,844

	Independent Energy — 0.5%
800,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	814,000

	Metals & Mining — 0.9%
1,075,000	Peabody Energy Corp., 4.750%, 12/15/2066	869,407
125,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	135,156
440,000	United States Steel Corp., 2.750%, 4/01/2019	570,075

		1,574,638

	Oil Field Services — 0.6%
945,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019	1,075,528

	Pharmaceuticals — 1.6%
58,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	63,546
79,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	87,690
464,000	Emergent Biosolutions, Inc., 2.875%, 1/15/2021, 144A	498,800
315,000	Gilead Sciences, Inc., Series D, 1.625%, 5/01/2016	979,847
285,000	Mylan, Inc., 3.750%, 9/15/2015	1,047,553

		2,677,436

	REITs – Mortgage — 0.6%
310,000	iStar Financial, Inc., 3.000%, 11/15/2016	437,681
540,000	Redwood Trust, Inc., 4.625%, 4/15/2018	575,100

		1,012,781

	Retailers — 0.6%
658,000	priceline.com, Inc., 0.350%, 6/15/2020, 144A	776,851
235,000	priceline.com, Inc., 1.000%, 3/15/2018	332,672

		1,109,523

	Technology — 2.4%
145,000	Ciena Corp., 3.750%, 10/15/2018, 144A	202,909
1,065,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032(f)	2,676,478
224,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	245,420

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Technology — continued
$115,000	Novellus Systems, Inc., 2.625%, 5/15/2041	$196,291
80,000	SanDisk Corp., 1.500%, 8/15/2017	131,550
355,000	Xilinx, Inc., 2.625%, 6/15/2017	665,625

		4,118,273

	Wirelines — 0.0%
379,000	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A, (MXN)(g)(i)(j)(k)	48,865

	Total Convertible Bonds (Identified Cost $15,153,594)	20,363,057

	Total Bonds and Notes (Identified Cost $140,584,061)	146,389,209

Senior Loans — 1.6%
	Automotive — 0.3%
470,250	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/28/2019(b)	471,426

	Consumer Products — 0.0%
9,896	Visant Corp., Term Loan B, 5.250%, 12/22/2016(b)	9,807

	Media Non-Cable — 0.0%
104,008	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	77,638

	Oil Field Services — 0.3%
552,549	FTS International, Inc., Term Loan B, 8.500%, 5/06/2016(b)	561,661

	Other Utility — 0.2%
16,950	PowerTeam Services LLC, Delayed Draw Term Loan, 3.250%, 5/06/2020(l)	16,851
12,750	PowerTeam Services LLC, Delayed Draw Term Loan, 4.250%, 5/06/2020(b)	12,675
233,238	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(b)	231,878
95,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	94,050

		355,454

	Wirelines — 0.8%
1,237,500	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(b)	1,275,293
25,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/22/2020(b)	25,550

		1,300,843

	Total Senior Loans (Identified Cost $2,743,418)	2,776,829

Shares
Preferred Stocks — 4.3%
Convertible Preferred Stocks — 2.2%
	Banking — 0.1%
94	Bank of America Corp., Series L, 7.250%	107,556

	Electric — 0.1%
4,162	NextEra Energy, Inc., 5.889%	255,255

	Independent Energy — 0.2%
390	Chesapeake Energy Corp., 5.000%	37,791
245	Chesapeake Energy Corp., Series A, 5.750%, 144A	273,941

		311,732

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Shares	Description	Value (†)
	Metals & Mining — 0.5%
21,500	ArcelorMittal, 6.000%	$515,570
14,903	Cliffs Natural Resources, Inc., 7.000%	308,939

		824,509

	Pipelines — 0.2%
5,525	El Paso Energy Capital Trust I, 4.750%	282,051

	REITs – Diversified — 0.6%
7,337	Crown Castle International Corp., Series A, 4.500%	743,898
6,611	Weyerhaeuser Co., Series A, 6.375%	360,961

		1,104,859

	REITs – Mortgage — 0.3%
8,025	iStar Financial, Inc., Series J, 4.500%	515,606

	Utility Other — 0.2%
5,720	Dominion Resources, Inc., Series A, 6.125%	328,900

	Total Convertible Preferred Stocks (Identified Cost $3,436,009)	3,730,468

Non-Convertible Preferred Stocks — 2.1%
	Banking — 1.8%
78,785	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	2,154,770
965	Ally Financial, Inc., Series G, 7.000%, 144A	953,118

		3,107,888

	Non-Captive Diversified — 0.3%
12,925	iStar Financial, Inc., Series E, 7.875%	309,683
7,500	iStar Financial, Inc., Series F, 7.800%	177,750
550	iStar Financial, Inc., Series G, 7.650%	12,953

		500,386

	Total Non-Convertible Preferred Stocks (Identified Cost $3,279,861)	3,608,274

	Total Preferred Stocks (Identified Cost $6,715,870)	7,338,742

Common Stocks — 2.5%
	Automobiles — 1.6%
53,720	Ford Motor Co.	838,032
54,287	General Motors Co.	1,868,558

		2,706,590

	Diversified Telecommunication Services — 0.0%
593	Hawaiian Telcom Holdco, Inc.(m)	16,895

	Household Durables — 0.5%
46,500	KB Home	790,035

	Oil, Gas & Consumable Fuels — 0.3%
14,882	Kinder Morgan, Inc.	483,516

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Shares	Description	Value (†)
	Trading Companies & Distributors — 0.1%
2,696	United Rentals, Inc.(m)	$255,958

	Total Common Stocks (Identified Cost $3,793,145)	4,252,994

Warrants — 0.0%
10,360	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(g)(j)(m)	—
22,512	Kinder Morgan, Inc., Expiration on 5/25/2017 at $40.00(m)	39,846

	Total Warrants (Identified Cost $29,892)	39,846

Principal Amount (‡)
Short-Term Investments — 4.6%
$17,136	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2014 at 0.000% to be repurchased at $17,136 on 4/01/2014 collateralized by $20,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $18,797 including accrued interest (Notes 2 of Notes to Financial Statements)	17,136
7,900,278	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $7,900,278 on 4/01/2014 collateralized by $7,960,000 U.S. Treasury Note, 1.750% due 10/31/2018 valued at $8,059,500 including accrued interest (Notes 2 of Notes to Financial Statements)	7,900,278

	Total Short-Term Investments (Identified Cost $7,917,414)	7,917,414

	Total Investments — 98.4% (Identified Cost $161,783,800)(a)	168,715,034
	Other assets less liabilities — 1.6%	2,735,110

	Net Assets — 100.0%	$171,450,144

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2014, the net unrealized appreciation on investments based on a cost of $161,908,619 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$17,358,596
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,552,181)

	Net unrealized appreciation	$6,806,415

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Fund – (continued)

(b)	Variable rate security. Rate as of March 31, 2014 is disclosed.
(c)	The issuer is making partial payments with respect to principal.
(d)	Perpetual bond with no specified maturity date.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(g)	Illiquid security. At March 31, 2014, the value of these securities amounted to $305,990 or 0.2% of net assets.
(h)	A portion of this security has been pledged as initial margin for open futures contracts.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(j)	Fair valued by the Fund’s investment adviser. At March 31, 2014, the value of these securities amounted to $48,865 or 0.0% of net assets.
(k)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.
(l)	Unfunded loan commitment. Represents a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.
(m)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of Rule 144A holdings amounted to $44,316,462 or 25.8% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
INR	Indian Rupee
MXN	Mexican Peso
PHP	Philippine Peso
USD	U.S. Dollar

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Fund – (continued)

At March 31, 2014, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy	4/30/2014	Euro	700,000	$964,296	$10,000
Sell	4/30/2014	Euro	3,980,000	5,482,711	(36,877)

Total					$(26,877)

1 Counterparty is Barclays Bank PLC.

At March 31, 2014, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	6/19/2014	43	$5,728,408	$(27,714)

Industry Summary at March 31, 2014 (Unaudited)

Technology	6.5%
Home Construction	6.4
ABS Home Equity	5.9
Treasuries	5.5
Banking	5.0
Wirelines	5.0
Healthcare	3.7
Metals & Mining	3.6
Independent Energy	3.4
Wireless	3.4
Chemicals	3.3
Pharmaceuticals	3.2
Automotive	2.4
Non-Captive Consumer	2.3
Building Materials	2.1
Construction Machinery	2.0
Other Investments, less than 2% each	30.1
Short-Term Investments	4.6

Total Investments	98.4
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	1.6

Net Assets	100.0%

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles International Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 97.0% of Net Assets
Non-Convertible Bonds — 96.8%
	Australia — 2.1%
60,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	$60,734
185,000	New South Wales Treasury Corp., 6.000%, 5/01/2020, (AUD)	190,619

		251,353

	Belgium — 3.5%
100,000	Anheuser-Busch InBev NV, EMTN, 1.250%, 3/24/2017, (EUR)	139,563
130,000	Belgium Government Bond, 2.250%, 6/22/2023, (EUR)	182,696
70,000	Belgium Government Bond, 8.000%, 3/28/2015, (EUR)	103,805

		426,064

	Canada — 2.7%
30,000	Bombardier, Inc., 4.750%, 4/15/2019, 144A	30,000
97,198	Ford Auto Securitization Trust, Series 2013-R1A, Class A2, 1.676%, 9/15/2016, 144A, (CAD)	88,110
90,000	Province of Quebec Canada, EMTN, 3.375%, 6/20/2016, (EUR)(b)	131,958
50,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	51,014
30,000	Videotron Ltd., 5.375%, 6/15/2024, 144A	30,150

		331,232

	Finland — 3.4%
120,000	Finland Government Bond, 1.500%, 4/15/2023, 144A, (EUR)	162,460
150,000	Finland Government Bond, 4.000%, 7/04/2025, 144A, (EUR)(b)	248,146

		410,606

	France — 6.5%
50,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	76,143
100,000	Bouygues S.A., 3.641%, 10/29/2019, (EUR)	150,219
295,000	French Treasury Note BTAN, 1.750%, 2/25/2017, (EUR)	422,782
100,000	Sanofi, EMTN, 1.875%, 9/04/2020, (EUR)	139,544

		788,688

	Germany — 6.9%
55,000	Bundesrepublik Deutschland, 1.750%, 7/04/2022, (EUR)(b)	78,674
40,000	Bundesrepublik Deutschland, 3.000%, 7/04/2020, (EUR)	62,289
115,000	Bundesrepublik Deutschland, 3.750%, 1/04/2017, (EUR)	173,951
335,000	Bundesrepublik Deutschland, 4.250%, 7/04/2017, (EUR)(b)	521,014

		835,928

	Hungary — 0.0%
4,000	Hungary Government International Bond, 5.375%, 3/25/2024	4,008

	Ireland — 1.5%
60,000	AIB Mortgage Bank, EMTN, 4.875%, 6/29/2017, (EUR)	91,827
50,000	WPP PLC, 6.000%, 4/04/2017, (GBP)	92,504

		184,331

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Italy — 8.8%
50,000	Enel Finance International S.A., EMTN, 5.625%, 8/14/2024, (GBP)	$90,202
240,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)(b)	335,247
355,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)(b)	562,133
45,000	Telecom Italia Finance S.A., EMTN, 7.750%, 1/24/2033, (EUR)	74,941

		1,062,523

	Japan — 24.3%
80,000,000	Japan Finance Organization for Municipalities, 1.900%, 6/22/2018, (JPY)	831,850
60,900,000	Japan Government Ten Year Bond, 1.700%, 12/20/2016, (JPY)	615,500
34,500,000	Japan Government Ten Year Bond, 1.700%, 9/20/2017, (JPY)	352,354
10,000,000	Japan Government Thirty Year Bond, 1.700%, 12/20/2043, (JPY)	96,632
8,000,000	Japan Government Thirty Year Bond, 2.000%, 12/20/2033, (JPY)	84,192
13,000,000	Japan Government Thirty Year Bond, 2.000%, 9/20/2040, (JPY)	134,624
76,000,000	Japan Government Twenty Year Bond, 1.900%, 12/20/2028, (JPY)	824,594

		2,939,746

	Jersey — 0.7%
50,000	Heathrow Funding Ltd., MTN, 5.225%, 2/15/2025, (GBP)	91,450

	Korea — 1.4%
1,000,000	Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)	166,104

	Luxembourg — 0.4%
50,000	ArcelorMittal, 6.000%, 3/01/2021	53,313

	Mexico — 3.1%
47,000(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(b)	375,455

	Netherlands — 3.8%
50,000	BMW Finance NV, 2.375%, 1/24/2023, (EUR)	70,370
55,000	Netherlands Government Bond, 2.250%, 7/15/2022, 144A, (EUR)	79,839
90,000	Netherlands Government Bond, 4.500%, 7/15/2017, 144A, (EUR)	140,392
65,000	Petrobras Global Finance BV, 3.113%, 3/17/2020(c)	64,935
75,000	Volkswagen International Finance NV, EMTN, 1.875%, 5/15/2017, (EUR)	106,020

		461,556

	New Zealand — 0.3%
35,000	New Zealand Government Bond, 6.000%, 4/15/2015, (NZD)	31,188

	Norway — 1.6%
1,095,000	Norway Government Bond, 4.250%, 5/19/2017, (NOK)	196,801

	Philippines — 0.9%
5,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	115,119

	Poland — 1.6%
205,000	Poland Government Bond, 4.750%, 4/25/2017, (PLN)	70,697
105,000	Poland Government International Bond, EMTN, 2.625%, 5/12/2015, (CHF)(b)	121,563

		192,260

	Singapore — 0.5%
75,000	Singapore Government Bond, 2.500%, 6/01/2019, (SGD)	62,493

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	South Africa — 0.6%
755,000	South Africa Government Bond, 7.750%, 2/28/2023, (ZAR)	$69,264

	Spain — 4.1%
50,000	Iberdrola Finanzas SAU, EMTN, 6.000%, 7/01/2022, (GBP)	94,787
35,000	Spain Government Bond, 4.200%, 1/31/2037, (EUR)	49,362
15,000	Spain Government Bond, 4.300%, 10/31/2019, (EUR)	23,146
170,000	Spain Government Bond, 5.850%, 1/31/2022, (EUR)	283,807
40,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	43,973

		495,075

	United Kingdom — 6.1%
90,000	Barclays Bank PLC, EMTN, 5.750%, 9/14/2026, (GBP)	160,437
50,000	British Sky Broadcasting Group PLC, EMTN, 6.000%, 5/21/2027, (GBP)	96,362
70,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	131,638
50,000	BSKYB Finance UK PLC, 5.750%, 10/20/2017, (GBP)	93,137
45,000	United Kingdom Gilt, 1.000%, 9/07/2017, (GBP)	74,086
55,000	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)(e)	103,363
40,000	United Kingdom Treasury, 4.750%, 12/07/2038, (GBP)	81,220

		740,243

	United States — 12.0%
25,000	Ally Financial, Inc., 3.500%, 7/18/2016	25,750
35,000	Ally Financial, Inc., 4.750%, 9/10/2018	37,013
130,000	AmeriCredit Automobile Receivables Trust, Series 2013-3, Class C, 2.380%, 6/10/2019	131,940
50,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	76,029
50,000	Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 0.780%, 8/17/2017, (EUR)(c)	68,772
50,000	Cargill, Inc., EMTN, 5.375%, 3/02/2037, (GBP)	92,442
20,000	Continental Resources, Inc., 4.500%, 4/15/2023	20,713
45,000	HCA, Inc., 8.360%, 4/15/2024	50,850
150,000	HSBC Finance Corp., EMTN, 4.500%, 6/14/2016, (EUR)(b)	222,568
45,000	iStar Financial, Inc., 3.875%, 7/01/2016	46,350
100,000	JPMorgan Chase & Co., EMTN, 3.875%, 9/23/2020, (EUR)	154,875
15,000	KB Home, 4.750%, 5/15/2019	15,113
75,000	Sprint Communications, Inc., 6.000%, 11/15/2022	76,406
5,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	4,590
5,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	5,213
5,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	5,807
15,000	Time Warner Cable, Inc., 6.750%, 6/15/2039	17,778
5,000	Time Warner Cable, Inc., 7.300%, 7/01/2038	6,247
10,000	U.S. Treasury Note, 0.125%, 7/31/2014(d)	10,002
160,000	U.S. Treasury Note, 0.125%, 12/31/2014	160,037
45,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	48,544
45,000	US Airways Pass Through Trust, Series 2013-1, Class A, 3.950%, 5/15/2027	45,338
25,000	Verizon Communications, Inc., 5.050%, 3/15/2034	25,647

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$30,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	$31,725
50,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	71,473

		1,451,222

	Total Non-Convertible Bonds (Identified Cost $12,030,266)	11,736,022

Convertible Bonds — 0.2%
	United States — 0.2%
20,000	Intel Corp., 2.950%, 12/15/2035 (Identified Cost $20,907)	23,537

	Total Bonds and Notes (Identified Cost $12,051,173)	11,759,559

Shares
Preferred Stocks — 0.3%
	United States — 0.3%
64	Dominion Resources, Inc., Series B, 6.000%	3,697
164	Dominion Resources, Inc., Series A, 6.125%	9,430
326	iStar Financial, Inc., Series J, 4.500%	20,946

		34,073

	Total Preferred Stocks (Identified Cost $28,078)	34,073

Principal Amount (‡)
Short-Term Investments — 1.8%
$216,741	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $216,741 on 4/01/2014 collateralized by $220,000 U.S. Treasury Note, 1.750% due 10/31/2018 valued at $222,750 including accrued interest (See Note 2 of Notes to Financial Statements) (Identified Cost $216,741)	216,741

	Total Investments — 99.1% (Identified Cost $12,295,992)(a)	12,010,373
	Other assets less liabilities — 0.9%	109,589

	Net Assets — 100.0%	$12,119,962

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2014, the net unrealized depreciation on investments based on a cost of $12,398,724 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$441,169
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(829,520)

	Net unrealized depreciation	$(388,351)

(b)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(c)	Variable rate security. Rate as of March 31, 2014 is disclosed.
(d)	Security has been pledged as initial margin for open futures contracts.
(e)	A portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of Rule 144A holdings amounted to $945,201 or 7.8% of net assets.

EMTN	Euro Medium Term Note

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
ZAR	South African Rand

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

At March 31, 2014, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	6/18/2014	Canadian Dollar	456,000	$411,728	$(3,082)
Buy[2]	4/21/2014	Chilean Peso	35,000,000	63,695	2,549
Buy[3]	6/18/2014	Euro	155,000	213,511	(1,400)
Buy[4]	5/16/2014	Japanese Yen	20,900,000	202,538	(1,338)
Buy[3]	6/11/2014	South Korean Won	247,100,000	231,328	1,745

Total					$(1,526)

1 Counterparty is UBS AG.

2 Counterparty is Credit Suisse International.

3 Counterparty is Barclays Bank PLC.

4 Counterparty is Bank of America, N.A.

At March 31, 2014, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
German Euro BOBL	6/06/2014	5	$863,580	$1,437

Industry Summary at March 31, 2014 (Unaudited)

Treasuries	56.8%
Government Guaranteed	6.9
Banking	3.7
Local Authorities	3.2
Media Non-Cable	2.4
Wirelines	2.3
Other Investments, less than 2% each	22.0
Short-Term Investments	1.8

Total Investments	99.1
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	0.9

Net Assets	100.0%

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

Currency Exposure Summary at March 31, 2014 (Unaudited)

Euro	41.2%
Japanese Yen	24.3
United States Dollar	10.4
British Pound	10.0
Mexican Peso	3.1
Australian Dollar	2.1
Other, less than 2% each	8.0

Total Investments	99.1
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	0.9

Net Assets	100.0%

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 91.9% of Net Assets
	ABS Car Loan — 2.3%
$2,200,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/2019, 144A	$2,211,486
910,000	Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A, 1.520%, 3/16/2020, 144A	914,849
1,275,000	Credit Acceptance Auto Loan Trust, Series 2013-1A, Class A, 1.210%, 10/15/2020, 144A	1,275,550
1,165,000	Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.500%, 4/15/2021, 144A	1,168,986
1,177,045	First Investors Auto Owner Trust, Series 2012-2A, Class A2, 1.470%, 5/15/2018, 144A	1,182,718
571,713	First Investors Auto Owner Trust, Series 2013-1A, Class A2, 0.900%, 10/15/2018, 144A	572,453
2,350,000	First Investors Auto Owner Trust, Series 2013-3A, Class A3, 1.440%, 10/15/2019, 144A	2,353,464
1,138,769	Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.090%, 2/15/2018, 144A	1,140,905
2,000,000	Santander Drive Auto Receivables Trust, Series 2013-4, Class A3, 1.110%, 12/15/2017	2,010,704
13,827	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 6/15/2016, 144A	13,832
2,558,502	Tidewater Auto Receivables Trust, Series 2012-AA, Class A3, 1.990%, 4/15/2019, 144A	2,579,671

		15,424,618

	ABS Credit Card — 1.0%
3,220,000	GE Capital Credit Card Master Note Trust, Series 2012-7, Class A, 1.760%, 9/15/2022	3,093,609
3,400,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	3,506,593

		6,600,202

	ABS Home Equity — 0.1%
305,663	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035	312,051
191,277	Residential Funding Mortgage Securities II, Series 2002-HI5, Class A7, 6.200%, 1/25/2028	195,586

		507,637

	ABS Other — 0.6%
3,000,000	Ally Master Owner Trust, Series 2012-5, Class A, 1.540%, 9/15/2019	2,987,970
1,112,254	CCG Receivables Trust, Series 2013-1, Class A2, 1.050%, 8/14/2020, 144A	1,114,749

		4,102,719

	ABS Student Loan — 0.0%
283,367	Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1, 0.757%, 9/20/2022(b)	283,192

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — 31.9%
$187,825	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 1.980%, 5/15/2023(b)	$194,981
120,216	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 2.080%, 8/15/2023(b)	124,620
446,060	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029	495,249
679,296	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class FM, 0.555%, 11/15/2032(b)	681,382
3,214,161	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019	3,446,972
4,834,249	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020	5,097,856
3,631,000	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	4,028,398
3,510,000	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	3,821,948
4,783,100	Federal Home Loan Mortgage Corp., REMIC, Series 3057, Class PE, 5.500%, 11/15/2034	4,958,582
7,809,179	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038	8,475,793
3,496,328	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 4.522%, 6/15/2048(b)	3,693,720
4,482,436	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.443%, 12/15/2036(b)	4,708,561
307,016	Federal Home Loan Mortgage Corp., REMIC, Series 3802, Class BA, 4.500%, 11/15/2028	318,631
142,737	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 2.150%, 9/25/2022(b)	149,414
117,792	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 2.230%, 4/25/2024(b)	122,668
2,493,937	Federal National Mortgage Association, REMIC, Series 2005-33, Class QD, 5.000%, 1/25/2034	2,606,728
2,015,426	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025	2,226,798
4,535,059	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.885%, 8/25/2038(b)	4,576,461
104,440	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 2.070%, 4/25/2023(b)	108,560
1,965,133	FHLMC, 2.656%, 3/01/2038(b)	2,117,332
1,141,284	FHLMC, 2.693%, 12/01/2034(b)	1,223,792
1,390,581	FHLMC, 4.718%, 11/01/2038(b)	1,463,990
6,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	6,544,554
4,305,000	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,603,586
3,535,000	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018	3,664,240

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$700,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	$716,765
2,590,000	FHLMC Multifamily Structured Pass Through Certificates, Series K706, Class A2, 2.323%, 10/25/2018	2,633,341
7,910,000	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	7,949,637
34,370,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	33,690,918
11,100,605	FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A, 0.504%, 4/25/2019(b)	11,088,872
6,770,647	FNMA, 2.202%, 9/01/2037(b)	7,183,024
1,831,530	FNMA, 2.270%, 9/01/2036(b)	1,950,052
1,045,580	FNMA, 2.275%, 10/01/2033(b)	1,110,489
4,659,019	FNMA, 2.284%, 11/01/2033(b)	4,932,684
589,387	FNMA, 2.424%, 8/01/2035(b)	631,519
2,391,115	FNMA, 2.443%, 4/01/2037(b)	2,552,190
5,546,643	FNMA, 2.559%, 7/01/2037(b)	5,947,588
1,252,222	FNMA, 4.736%, 8/01/2038(b)	1,350,312
787,016	Government National Mortgage Association, Series 1998-19, Class ZB, 6.500%, 7/20/2028	893,735
3,460,922	Government National Mortgage Association, Series 2012-124, Class HT, 7.220%, 7/20/2032(b)	3,961,206
8,161,112	Government National Mortgage Association, Series 2012-H29, Class HF, 0.659%, 10/20/2062(b)	8,146,136
13,260,000	Government National Mortgage Association, Series 2013-52, Class KX, 4.698%, 8/16/2051(b)	14,746,570
7,891,475	Government National Mortgage Association, Series 2013-H02, Class GF, 0.659%, 12/20/2062(b)	7,880,458
4,908,276	Government National Mortgage Association, Series 2013-H10, Class FA, 0.559%, 3/20/2063(b)	4,868,906
14,914,031	Government National Mortgage Association, Series 2013-H22, Class FT, 0.760%, 4/20/2063(b)	14,890,780
676,733	NCUA Guaranteed Notes, Series 2010-A1, Class A, 0.506%, 12/07/2020(b)	677,626
1,603,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	1,661,830
1,364,712	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.606%, 10/07/2020(b)	1,372,732
1,903,756	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 0.716%, 12/08/2020(b)	1,919,523
117,776	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 0.716%, 12/08/2020(b)	118,852

		212,330,561

	Commercial Mortgage-Backed Securities — 14.8%
1,780,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.601%, 4/10/2049(b)	1,966,005
375,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	408,122
1,408,137	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	1,527,674
3,490,000	CGBAM Commercial Mortgage Trust, Series 2013-BREH, Class A2, 1.255%, 5/15/2030, 144A(b)	3,495,497

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Commercial Mortgage-Backed Securities — continued
$1,470,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.133%, 12/10/2049(b)	$1,654,129
3,200,500	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	3,502,662
885,000	Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A, 0.955%, 3/15/2029, 144A(b)	885,521
2,625,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	2,868,946
5,270,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	5,815,608
3,000,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 5.978%, 2/15/2041(b)	3,370,197
1,000,000	Del Coronado Trust, Series 2013-HDC, Class A, 0.955%, 3/15/2026, 144A(b)	1,000,058
1,200,000	Extended Stay America Trust, Series 2013-ESFL, Class A2FL, 0.855%, 12/05/2031, 144A(b)	1,200,773
5,000,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	5,477,695
7,778,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	8,663,238
6,840,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.004%, 11/08/2029, 144A(b)	6,859,631
3,555,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(b)	3,222,618
256,080	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/2043	276,412
2,785,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/2047	3,057,356
5,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	5,483,615
3,500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-JWRZ, Class A, 0.935%, 4/15/2030, 144A(b)	3,475,909
1,647,789	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 2/15/2040	1,815,760
1,887,334	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.866%, 9/15/2045	2,132,418
1,160,624	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	1,255,659
5,364,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	5,906,343
3,620,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2, 3.085%, 8/15/2046	3,753,806
3,485,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.577%, 4/12/2049(b)	3,797,751
1,477,159	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 5.908%, 6/11/2049(b)	1,646,250
2,515,468	Motel 6 Trust, Series 2012-MTL6, Class A1, 1.500%, 10/05/2025, 144A	2,498,428
1,520,000	SCG Trust, Series 2013-SRP1, Class A, 1.555%, 11/15/2026, 144A(b)	1,522,517
4,155,202	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	4,511,993

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Commercial Mortgage-Backed Securities — continued
$3,775,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	$4,134,724
1,450,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class A2, 2.900%, 8/15/2046	1,493,602

		98,680,917

	Hybrid ARMs — 18.6%
2,014,696	FHLMC, 2.087%, 6/01/2037(b)	2,131,365
6,608,370	FHLMC, 2.117%, 5/01/2037(b)	7,025,085
2,039,990	FHLMC, 2.290%, 4/01/2036(b)	2,164,073
3,621,884	FHLMC, 2.345%, 7/01/2033(b)	3,846,515
3,038,330	FHLMC, 2.365%, 11/01/2036(b)	3,254,112
1,923,547	FHLMC, 2.369%, 4/01/2035(b)	2,062,966
2,817,285	FHLMC, 2.370%, 3/01/2036(b)	2,986,599
900,969	FHLMC, 2.375%, 2/01/2035(b)	960,518
6,146,356	FHLMC, 2.377%, 2/01/2036(b)	6,554,893
4,439,966	FHLMC, 2.401%, 9/01/2035(b)	4,712,302
3,021,805	FHLMC, 2.416%, 2/01/2036(b)	3,191,670
1,106,247	FHLMC, 2.447%, 4/01/2037(b)	1,185,684
1,241,306	FHLMC, 2.509%, 11/01/2038(b)	1,331,269
3,456,871	FHLMC, 2.514%, 4/01/2037(b)	3,712,050
467,543	FHLMC, 2.514%, 9/01/2038(b)	493,100
791,095	FHLMC, 2.805%, 3/01/2037(b)	830,689
2,685,801	FHLMC, 4.777%, 9/01/2038(b)	2,807,865
297,844	FHLMC, 5.257%, 12/01/2037(b)	320,905
293,975	FNMA, 1.909%, 2/01/2037(b)	314,432
3,619,892	FNMA, 1.923%, 7/01/2035(b)	3,848,121
1,067,998	FNMA, 2.258%, 9/01/2034(b)	1,139,404
834,888	FNMA, 2.310%, 12/01/2034(b)	888,148
1,858,886	FNMA, 2.310%, 1/01/2036(b)	1,972,828
646,274	FNMA, 2.321%, 4/01/2033(b)	687,957
2,480,305	FNMA, 2.323%, 4/01/2034	2,631,481
2,871,195	FNMA, 2.337%, 6/01/2036(b)	3,050,117
9,546,691	FNMA, 2.342%, 10/01/2034(b)	10,222,202
7,140,963	FNMA, 2.346%, 4/01/2034(b)	7,621,506
4,256,941	FNMA, 2.347%, 8/01/2035(b)	4,489,990
5,210,810	FNMA, 2.405%, 6/01/2037(b)	5,573,559
2,398,108	FNMA, 2.412%, 6/01/2033(b)	2,514,508
3,240,223	FNMA, 2.412%, 10/01/2033(b)	3,442,197
1,478,471	FNMA, 2.419%, 8/01/2034(b)	1,599,739
1,909,850	FNMA, 2.445%, 2/01/2047(b)	2,052,787
2,742,608	FNMA, 2.520%, 4/01/2037(b)	2,923,310
605,114	FNMA, 2.554%, 8/01/2033(b)	645,074
5,786,038	FNMA, 2.606%, 3/01/2037(b)	6,190,670
681,038	FNMA, 2.625%, 8/01/2036(b)	730,447
1,893,316	FNMA, 2.653%, 5/01/2035(b)	2,036,411
3,351,757	FNMA, 3.223%, 6/01/2035(b)	3,562,789
5,424,402	FNMA, 4.915%, 9/01/2037(b)	5,746,312

		123,455,649

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — 22.6%
$2,425,238	FHLMC, 2.374%, 9/01/2038(b)	$2,586,315
9,177,791	FHLMC, 2.375%, 3/01/2037(b)	9,782,156
5,390,106	FHLMC, 3.000%, with various maturities from 2026 to 2027(c)	5,536,687
1,507,014	FHLMC, 4.000%, with various maturities from 2024 to 2042(c)	1,577,400
1,283,239	FHLMC, 4.500%, with various maturities from 2025 to 2034(c)	1,373,589
583,739	FHLMC, 5.500%, 10/01/2023	635,396
49,533	FHLMC, 6.000%, 11/01/2019	54,362
1,533,726	FHLMC, 6.500%, with various maturities from 2014 to 2034(c)	1,722,606
21,162	FHLMC, 7.000%, 2/01/2016	21,547
909	FHLMC, 7.500%, with various maturities from 2014 to 2026(c)	996
1,702	FHLMC, 8.000%, 9/01/2015	1,758
2,353	FHLMC, 10.000%, 7/01/2019	2,621
35,598	FHLMC, 11.500%, with various maturities from 2015 to 2020(c)	37,693
6,099,841	FNMA, 2.277%, 4/01/2037(b)	6,460,331
5,210,164	FNMA, 2.288%, 7/01/2035(b)	5,524,070
8,510,670	FNMA, 3.000%, with various maturities from 2027 to 2042(c)	8,736,071
2,737,066	FNMA, 4.500%, 1/01/2025	2,936,831
4,236,063	FNMA, 5.000%, with various maturities from 2037 to 2038(c)	4,632,845
2,007,524	FNMA, 5.500%, with various maturities from 2018 to 2033(c)	2,192,590
3,631,308	FNMA, 6.000%, with various maturities from 2017 to 2022(c)	3,968,348
524,305	FNMA, 6.500%, with various maturities from 2017 to 2037(c)	585,015
27,011	FNMA, 7.000%, 12/01/2022	27,088
154,913	FNMA, 7.500%, with various maturities from 2015 to 2032(c)	175,222
6,729	FNMA, 8.000%, with various maturities from 2015 to 2016(c)	6,961
5,534,133	GNMA, 1.859%, 2/20/2061(b)	5,808,714
4,532,283	GNMA, 2.059%, 2/20/2063(b)	4,788,325
5,209,464	GNMA, 2.328%, 3/20/2063(b)	5,586,686
3,189,234	GNMA, 2.544%, 2/20/2063(b)	3,434,072
4,727,424	GNMA, 4.479%, 2/20/2062	5,164,905
4,864,940	GNMA, 4.521%, 12/20/2061	5,311,925
7,343,524	GNMA, 4.532%, 12/20/2062	8,077,003
2,497,995	GNMA, 4.560%, 3/20/2062	2,730,623
12,380,070	GNMA, 4.583%, 11/20/2062	13,625,072
1,540,216	GNMA, 4.599%, 4/20/2063	1,700,640
4,403,925	GNMA, 4.604%, 6/20/2062	4,836,403
1,539,713	GNMA, 4.616%, 8/20/2061	1,678,519
1,978,787	GNMA, 4.639%, 3/20/2062	2,170,907
8,709,335	GNMA, 4.659%, 2/20/2062	9,556,701
2,009,113	GNMA, 4.698%, 7/20/2061	2,191,685
8,681,717	GNMA, 4.700%, with various maturities in 2061(c)	9,479,255
1,988,059	GNMA, 4.717%, 3/20/2061	2,162,600
1,667,256	GNMA, 4.808%, 8/20/2062	1,828,028
939,987	GNMA, 5.167%, 4/20/2061	1,028,558
30,029	GNMA, 6.000%, 12/15/2031	34,575
126,324	GNMA, 6.500%, 5/15/2031	146,130
114,274	GNMA, 7.000%, 10/15/2028	128,711

		150,048,535

	Total Bonds and Notes (Identified Cost $606,968,867)	611,434,030

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 7.5%
$6,265,000	Federal National Mortgage Association Discount Note, 0.060%, 4/24/2014(d)	$6,264,881
8,257,867	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $8,257,867 on 4/01/2014 collateralized by $8,320,000 U.S. Treasury Note, 1.750% due 10/31/2018 valued at $8,424,000 including accrued interest (Note 2 of Notes to Financial Statements)	8,257,867
9,500,000	U.S. Treasury Bills, 0.045%-0.048%, 5/08/2014(d)	9,499,706
26,005,000	U.S. Treasury Bills, 0.073%-0.080%, 10/16/2014(d)	25,996,782

	Total Short-Term Investments (Identified Cost $50,016,280)	50,019,236

	Total Investments — 99.4% (Identified Cost $656,985,147)(a)	661,453,266
	Other assets less liabilities — 0.6%	3,837,472

	Net Assets — 100.0%	$665,290,738

(†)	See Note 2 of Notes to Financial Statements.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2014, the net unrealized appreciation on investments based on a cost of $656,985,147 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$11,169,384
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,701,265)

	Net unrealized appreciation	$4,468,119

(b)	Variable rate security. Rate as of March 31, 2014 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of Rule 144A holdings amounted to $38,689,615 or 5.8% of net assets.

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit

Industry Summary at March 31, 2014 (Unaudited)

Collateralized Mortgage Obligations	31.9%
Mortgage Related	22.6
Hybrid ARMs	18.6
Commercial Mortgage-Backed Securities	14.8
ABS Car Loan	2.3
Other Investments, less than 2% each	1.7
Short-Term Investments	7.5

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

See accompanying notes to financial statements.

|  50

Statements of Assets and Liabilities

March 31, 2014 (Unaudited)

	Core Plus Bond Fund	High Income Fund	International Bond Fund	Limited Term Government and Agency Fund
ASSETS
Investments at cost	$1,476,868,397	$161,783,800	$12,295,992	$656,985,147
Net unrealized appreciation (depreciation)	25,601,591	6,931,234	(285,619)	4,468,119

Investments at value	1,502,469,988	168,715,034	12,010,373	661,453,266
Cash	—	26,387	—	—
Due from brokers (Note 2)	220,000	—	—	—
Foreign currency at value (identified cost $0, $0, $114,184 and $0)	—	—	114,447	—
Receivable for Fund shares sold	19,213,060	488,284	1,683	3,216,413
Receivable from investment adviser (Note 6)	—	—	5,606	—
Receivable for securities sold	1,812,307	1,738,987	—	—
Receivable for delayed delivery securities sold (Note 2)	9,380,262	—	—	—
Dividends and interest receivable	14,722,406	2,154,925	151,105	2,264,498
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	10,000	4,294	—
Tax reclaims receivable	87,151	158	—	—
Receivable for variation margin on futures contracts (Note 2)	—	13,438	—	—

TOTAL ASSETS	1,547,905,174	173,147,213	12,287,508	666,934,177

LIABILITIES
Payable for securities purchased	24,222,703	1,159,759	60,000	—
Payable for delayed delivery securities purchased (Note 2)	94,803,107	—	—	—
Payable for Fund shares redeemed	2,857,291	174,494	2,569	721,818
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	36,877	5,820	—
Payable for variation margin on futures contracts (Note 2)	—	—	1,824	—
Distributions payable	—	—	—	315,592
Management fees payable (Note 6)	450,675	85,567	—	206,192
Deferred Trustees’ fees (Note 6)	333,057	136,074	58,438	288,740
Administrative fees payable (Note 6)	50,742	6,300	457	24,358
Payable to distributor (Note 6d)	14,663	1,974	97	3,760
Other accounts payable and accrued expenses	106,243	96,024	38,341	82,979

TOTAL LIABILITIES	122,838,481	1,697,069	167,546	1,643,439

NET ASSETS	$1,425,066,693	$171,450,144	$12,119,962	$665,290,738

NET ASSETS CONSIST OF:
Paid-in capital	$1,401,025,561	$164,259,255	$12,910,090	$671,370,303
Distributions in excess of net investment income	(138,602)	(915,922)	(89,207)	(3,225,059)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(1,456,260)	1,225,231	(417,793)	(7,322,625)
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	25,635,994	6,881,580	(283,128)	4,468,119

NET ASSETS	$1,425,066,693	$171,450,144	$12,119,962	$665,290,738

See accompanying notes to financial statements.

51  |

Statements of Assets and Liabilities (continued)

March 31, 2014 (Unaudited)

	Core Plus Bond Fund	High Income Fund	International Bond Fund	Limited Term Government and Agency Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$435,595,064	$47,183,038	$8,046,499	$361,922,286

Shares of beneficial interest	33,251,225	10,494,774	834,213	31,057,747

Net asset value and redemption price per share	$13.10	$4.50	$9.65	$11.65

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$13.72	$4.71	$10.10	$12.01

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$932,250	$252,706	$—	$5,491,316

Shares of beneficial interest	70,819	55,959	—	471,775

Net asset value and offering price per share	$13.16	$4.52	$—	$11.64

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$203,307,447	$14,658,458	$2,588,764	$62,060,935

Shares of beneficial interest	15,511,914	3,252,608	271,759	5,321,205

Net asset value and offering price per share	$13.11	$4.51	$9.53	$11.66

Class N shares:
Net assets	$23,201,362	$—	$—	$—

Shares of beneficial interest	1,758,255	—	—	—

Net asset value, offering and redemption price per share	$13.20	$—	$—	$—

Class Y shares:
Net assets	$762,030,570	$109,355,942	$1,484,699	$235,816,201

Shares of beneficial interest	57,766,218	24,361,272	153,663	20,173,720

Net asset value, offering and redemption price per share	$13.19	$4.49	$9.66	$11.69

See accompanying notes to financial statements.

|  52

Statements of Operations

For the Six Months Ended March 31, 2014 (Unaudited)

	Core Plus Bond Fund	High Income Fund	International Bond Fund	Limited Term Government and Agency Fund
INVESTMENT INCOME
Interest	$28,092,698	$4,777,826	$155,648	$7,175,904
Dividends	100,975	346,931	1,132	—

	28,193,673	5,124,757	156,780	7,175,904

Expenses
Management fees (Note 6)	2,490,244	509,288	39,994	1,216,393
Service and distribution fees (Note 6)	1,582,650	134,165	24,845	811,364
Administrative fees (Note 6)	289,964	37,252	2,926	144,715
Trustees’ fees and expenses (Note 6)	49,893	20,776	12,661	38,403
Transfer agent fees and expenses (Notes 6 and 7)	602,742	98,620	6,559	272,946
Audit and tax services fees	24,918	24,685	25,043	25,132
Custodian fees and expenses	53,210	39,196	19,308	19,267
Legal fees	8,489	1,048	94	4,155
Registration fees	68,648	45,047	33,314	49,773
Shareholder reporting expenses	47,361	9,390	1,038	16,952
Miscellaneous expenses	20,793	7,876	8,457	12,603

Total expenses	5,238,912	927,343	174,239	2,611,703
Fee/expense recovery (Note 6)	—	—	—	19
Less waiver and/or expense reimbursement (Note 6)	(30,733)	(29,145)	(95,806)	—

Net expenses	5,208,179	898,198	78,433	2,611,722

Net investment income	22,985,494	4,226,559	78,347	4,564,182

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	3,729,611	1,946,265	(207,395)	439,392
Futures contracts	—	(24,541)	25,892	—
Foreign currency transactions	53,443	(375,107)	(10,099)	—
Net change in unrealized appreciation (depreciation) on:
Investments	39,082,043	4,655,110	404,141	392,761
Futures contracts	—	(16,490)	(12,218)	—
Foreign currency translations	6,888	246,365	(12,820)	—

Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	42,871,985	6,431,602	187,501	832,153

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$65,857,479	$10,658,161	$265,848	$5,396,335

See accompanying notes to financial statements.

53  |

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|  54

Statements of Changes in Net Assets

	Core Plus Bond Fund		High Income Fund
	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
FROM OPERATIONS:
Net investment income	$22,985,494	$51,424,057	$4,226,559	$11,194,515
Net realized gain on investments, futures contracts and foreign currency transactions	3,783,054	10,004,991	1,546,617	9,721,190
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	39,088,931	(79,732,461)	4,884,985	(6,196,937)

Net increase (decrease) in net assets resulting from operations	65,857,479	(18,303,413)	10,658,161	14,718,768

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(8,133,695)	(22,049,388)	(1,294,186)	(4,012,237)
Class B	(16,283)	(57,416)	(7,251)	(24,416)
Class C	(3,239,945)	(9,800,300)	(362,614)	(826,420)
Class N	(424,287)	(139,775)	—	—
Class Y	(13,691,981)	(32,556,568)	(3,161,490)	(7,718,674)
Net realized capital gains
Class A	(136,985)	(7,656,569)	(2,541,544)	(224,929)
Class B	(359)	(28,613)	(15,464)	(1,686)
Class C	(68,534)	(4,172,024)	(825,367)	(52,693)
Class N	(6,286)	—	—	—
Class Y	(216,547)	(10,215,543)	(5,865,247)	(409,949)

Total distributions	(25,934,902)	(86,676,196)	(14,073,163)	(13,271,004)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	68,866,899	28,754,694	5,285,990	(56,084,432)

Net increase (decrease) in net assets	108,789,476	(76,224,915)	1,870,988	(54,636,668)
NET ASSETS
Beginning of the period	1,316,277,217	1,392,502,132	169,579,156	224,215,824

End of the period	$1,425,066,693	$1,316,277,217	$171,450,144	$169,579,156

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(138,602)	$2,382,095	$(915,922)	$(316,940)

See accompanying notes to financial statements.

55  |

Statements of Changes in Net Assets (continued)

	International Bond Fund		Limited Term Government and Agency Fund
	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
FROM OPERATIONS:
Net investment income	$78,347	$229,231	$4,564,182	$7,651,464
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(191,602)	284,540	439,392	960,423
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	379,103	(1,122,879)	392,761	(14,157,642)

Net increase (decrease) in net assets resulting from operations	265,848	(609,108)	5,396,335	(5,545,755)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(60,780)	(206,411)	(3,882,024)	(8,021,271)
Class B	—	—	(43,443)	(103,744)
Class C	(20,131)	(54,617)	(482,003)	(1,101,044)
Class Y	(19,438)	(65,554)	(2,787,252)	(5,835,575)
Net realized capital gains
Class A	(239,614)	(216,225)	—	(122,270)
Class B	—	—	—	(2,674)
Class C	(87,333)	(81,575)	—	(26,374)
Class Y	(74,044)	(62,926)	—	(83,455)
Paid-in capital
Class A	—	—	—	(57,173)
Class B	—	—	—	(955)
Class C	—	—	—	(11,573)
Class Y	—	—	—	(40,475)

Total distributions	(501,340)	(687,308)	(7,194,722)	(15,406,583)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(2,557,115)	(3,307,652)	(18,142,870)	43,978,695

Net increase (decrease) in net assets	(2,792,607)	(4,604,068)	(19,941,257)	23,026,357
NET ASSETS
Beginning of the period	14,912,569	19,516,637	685,231,995	662,205,638

End of the period	$12,119,962	$14,912,569	$665,290,738	$685,231,995

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(89,207)	$(67,205)	$(3,225,059)	$(594,519)

See accompanying notes to financial statements.

|  56

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains (b)	Total distributions
CORE PLUS BOND FUND
Class A
3/31/2014(g)	$12.71	$0.22	$0.42	$0.64	$(0.25)	$(0.00)	$(0.25)
9/30/2013	13.52	0.44	(0.51)	(0.07)	(0.55)	(0.19)	(0.74)
9/30/2012	12.71	0.43	1.07	1.50	(0.50)	(0.19)	(0.69)
9/30/2011	12.75	0.52	0.03 (h)	0.55	(0.59)	—	(0.59)
9/30/2010	11.91	0.54	0.91	1.45	(0.61)	—	(0.61)
9/30/2009	10.54	0.59	1.44	2.03	(0.66)	—	(0.66)
Class B
3/31/2014(g)	12.77	0.18	0.41	0.59	(0.20)	(0.00)	(0.20)
9/30/2013	13.57	0.33	(0.50)	(0.17)	(0.44)	(0.19)	(0.63)
9/30/2012	12.75	0.34	1.07	1.41	(0.40)	(0.19)	(0.59)
9/30/2011	12.79	0.42	0.03 (h)	0.45	(0.49)	—	(0.49)
9/30/2010	11.95	0.44	0.92	1.36	(0.52)	—	(0.52)
9/30/2009	10.57	0.50	1.45	1.95	(0.57)	—	(0.57)
Class C
3/31/2014(g)	12.72	0.17	0.42	0.59	(0.20)	(0.00)	(0.20)
9/30/2013	13.53	0.34	(0.51)	(0.17)	(0.45)	(0.19)	(0.64)
9/30/2012	12.71	0.33	1.08	1.41	(0.40)	(0.19)	(0.59)
9/30/2011	12.76	0.42	0.02 (h)	0.44	(0.49)	—	(0.49)
9/30/2010	11.92	0.45	0.91	1.36	(0.52)	—	(0.52)
9/30/2009	10.55	0.51	1.44	1.95	(0.58)	—	(0.58)
Class N
3/31/2014(g)	12.80	0.25	0.42	0.67	(0.27)	(0.00)	(0.27)
9/30/2013*	13.43	0.32	(0.59)	(0.27)	(0.36)	—	(0.36)
Class Y
3/31/2014(g)	12.80	0.24	0.42	0.66	(0.27)	(0.00)	(0.27)
9/30/2013	13.61	0.47	(0.51)	(0.04)	(0.58)	(0.19)	(0.77)
9/30/2012	12.78	0.46	1.09	1.55	(0.53)	(0.19)	(0.72)
9/30/2011	12.82	0.55	0.03 (h)	0.58	(0.62)	—	(0.62)
9/30/2010	11.97	0.57	0.92	1.49	(0.64)	—	(0.64)
9/30/2009	10.60	0.62	1.44	2.06	(0.69)	—	(0.69)

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period, if applicable. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.

See accompanying notes to financial statements.

57  |

			Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%) (c)(d)	Net assets, end of the period (000’s)	Net expenses (%) (e)(f)	Gross expenses (%) (f)	Net investment income (%) (f)	Portfolio turnover rate (%)

$13.10	5.11	$435,595	0.80	0.80	3.47	51
12.71	(0.61)	436,199	0.79	0.79	3.29	107
13.52	12.18	479,823	0.82	0.82	3.31	78
12.71	4.42	237,759	0.87	0.87	4.07	86
12.75	12.55	214,723	0.90	0.90	4.41	87
11.91	20.07	140,779	0.90	0.97	5.43	102

13.16	4.68	932	1.55	1.55	2.72	51
12.77	(1.32)	1,180	1.54	1.54	2.50	107
13.57	11.38	2,386	1.57	1.57	2.61	78
12.75	3.60	3,092	1.62	1.62	3.32	86
12.79	11.64	4,490	1.65	1.65	3.64	87
11.95	19.19	7,028	1.65	1.72	4.66	102

13.11	4.71	203,307	1.55	1.55	2.72	51
12.72	(1.36)	232,034	1.54	1.54	2.54	107
13.53	11.46	275,346	1.57	1.57	2.55	78
12.71	3.56	137,836	1.62	1.62	3.32	86
12.76	11.71	123,123	1.65	1.65	3.66	87
11.92	19.20	77,081	1.65	1.72	4.69	102

13.20	5.33	23,201	0.46	0.46	3.80	51
12.80	(2.02)	19,247	0.44	0.44	3.81	107

13.19	5.20	762,031	0.55	0.56	3.72	51
12.80	(0.35)	627,617	0.54	0.54	3.54	107
13.61	12.54	634,946	0.58	0.58	3.50	78
12.78	4.65	143,215	0.62	0.62	4.31	86
12.82	12.85	69,322	0.65	0.65	4.66	87
11.97	20.37	34,394	0.65	0.68	5.67	102

(g)	For the six months ended March 31, 2014 (Unaudited).
(h)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

See accompanying notes to financial statements.

|  58

Financial Highlights (continued)

For a share outstanding throughout each period

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
HIGH INCOME FUND
Class A
3/31/2014(g)	$4.59	$0.11	$0.19	$0.30	$(0.13)	$(0.26)	$(0.39)
9/30/2013	4.60	0.24	0.03	0.27	(0.27)	(0.01)	(0.28)
9/30/2012	4.46	0.24	0.59	0.83	(0.30)	(0.39)	(0.69)
9/30/2011	4.91	0.28	(0.42)	(0.14)	(0.31)	—	(0.31)
9/30/2010	4.49	0.32	0.42	0.74	(0.32)	—	(0.32)
9/30/2009	4.24	0.34	0.24	0.58	(0.33)	—	(0.33)
Class B
3/31/2014(g)	4.61	0.09	0.19	0.28	(0.11)	(0.26)	(0.37)
9/30/2013	4.61	0.21	0.03	0.24	(0.23)	(0.01)	(0.24)
9/30/2012	4.47	0.21	0.58	0.79	(0.26)	(0.39)	(0.65)
9/30/2011	4.92	0.25	(0.43)	(0.18)	(0.27)	—	(0.27)
9/30/2010	4.50	0.28	0.42	0.70	(0.28)	—	(0.28)
9/30/2009	4.25	0.31	0.25	0.56	(0.31)	—	(0.31)
Class C
3/31/2014(g)	4.61	0.09	0.18	0.27	(0.11)	(0.26)	(0.37)
9/30/2013	4.61	0.21	0.04	0.25	(0.24)	(0.01)	(0.25)
9/30/2012	4.47	0.21	0.59	0.80	(0.27)	(0.39)	(0.66)
9/30/2011	4.92	0.25	(0.43)	(0.18)	(0.27)	—	(0.27)
9/30/2010	4.50	0.28	0.43	0.71	(0.29)	—	(0.29)
9/30/2009	4.24	0.31	0.26	0.57	(0.31)	—	(0.31)
Class Y
3/31/2014(g)	4.59	0.12	0.17	0.29	(0.13)	(0.26)	(0.39)
9/30/2013	4.59	0.25	0.04	0.29	(0.28)	(0.01)	(0.29)
9/30/2012	4.46	0.26	0.57	0.83	(0.31)	(0.39)	(0.70)
9/30/2011	4.90	0.29	(0.41)	(0.12)	(0.32)	—	(0.32)
9/30/2010	4.49	0.33	0.41	0.74	(0.33)	—	(0.33)
9/30/2009	4.24	0.34	0.25	0.59	(0.34)	—	(0.34)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(d)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period, if applicable. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the six months ended March 31, 2014 (Unaudited).
(h)	Includes fee/expense recovery of 0.02%, 0.01%, 0.01% and 0.01% for Class A, B, C and Y, respectively.
(i)	Includes fee/expense recovery of 0.01%.
(j)	Effective June 1, 2009, redemption fees were eliminated.

See accompanying notes to financial statements.

59  |

					Ratios to Average Net Assets:

Redemption fees (b)		Net asset value, end of the period	Total return (%) (c)(d)	Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)		Net investment income (%) (f)	Portfolio turnover rate (%)

$—		$4.50	6.46	$47,183	1.15		1.18		4.88	29
—		4.59	6.27	45,791	1.15	(h)	1.15	(h)	5.11	47
—		4.60	20.90	95,876	1.15		1.19		5.50	34
—		4.46	(3.30)	59,907	1.15	(i)	1.15	(i)	5.60	67
—		4.91	17.05	68,011	1.15		1.20		6.72	56
0.00	(j)	4.49	15.97	59,944	1.15		1.28		8.82	30

—		4.52	6.00	253	1.90		1.93		4.16	29
—		4.61	5.66	385	1.90	(h)	1.90	(h)	4.37	47
—		4.61	19.93	560	1.90		1.94		4.79	34
—		4.47	(4.04)	738	1.90	(i)	1.90	(i)	4.90	67
—		4.92	16.13	1,209	1.90		1.94		6.00	56
0.00	(j)	4.50	15.06	1,569	1.90		2.06		8.32	30

—		4.51	6.05	14,658	1.90		1.93		4.14	29
—		4.61	5.46	15,233	1.90	(h)	1.90	(h)	4.36	47
—		4.61	19.96	16,863	1.90		1.94		4.78	34
—		4.47	(4.02)	15,790	1.90	(i)	1.90	(i)	4.89	67
—		4.92	16.15	19,312	1.90		1.95		5.97	56
0.00	(j)	4.50	15.37	17,827	1.90		2.03		8.09	30

—		4.49	6.61	109,356	0.90		0.93		5.14	29
—		4.59	6.56	108,170	0.90	(h)	0.90	(h)	5.37	47
—		4.59	20.93	110,917	0.90		0.95		5.78	34
—		4.46	(2.86)	38,011	0.90	(i)	0.90	(i)	5.86	67
—		4.90	17.11	69,887	0.90		0.93		7.02	56
0.00	(j)	4.49	16.29	105,713	0.90		0.92		8.32	30

See accompanying notes to financial statements.

|  60

Financial Highlights (continued)

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)		Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
INTERNATIONAL BOND FUND
Class A
3/31/2014(f)	$9.81	$0.06	$0.14		$0.20	$(0.07)	$(0.29)	$(0.36)
9/30/2013	10.44	0.14	(0.41)		(0.27)	(0.18)	(0.18)	(0.36)
9/30/2012	10.94	0.19	0.62		0.81	(0.94)	(0.37)	(1.31)
9/30/2011	11.17	0.25	0.06	(i)	0.31	(0.40)	(0.14)	(0.54)
9/30/2010	10.84	0.22	0.48		0.70	(0.29)	(0.08)	(0.37)
9/30/2009	9.19	0.32	1.53		1.85	(0.20)	—	(0.20)
Class C
3/31/2014(f)	9.73	0.03	0.13		0.16	(0.07)	(0.29)	(0.36)
9/30/2013	10.37	0.06	(0.39)		(0.33)	(0.13)	(0.18)	(0.31)
9/30/2012	10.87	0.12	0.61		0.73	(0.86)	(0.37)	(1.23)
9/30/2011	11.11	0.17	0.05	(i)	0.22	(0.32)	(0.14)	(0.46)
9/30/2010	10.82	0.15	0.46		0.61	(0.24)	(0.08)	(0.32)
9/30/2009	9.18	0.24	1.53		1.77	(0.13)	—	(0.13)
Class Y
3/31/2014(f)	9.82	0.07	0.14		0.21	(0.08)	(0.29)	(0.37)
9/30/2013	10.44	0.16	(0.40)		(0.24)	(0.20)	(0.18)	(0.38)
9/30/2012	10.93	0.21	0.63		0.84	(0.96)	(0.37)	(1.33)
9/30/2011	11.16	0.28	0.06	(i)	0.34	(0.43)	(0.14)	(0.57)
9/30/2010	10.82	0.25	0.47		0.72	(0.30)	(0.08)	(0.38)
9/30/2009	9.18	0.33	1.53		1.86	(0.22)	—	(0.22)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period, if applicable. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	For the six months ended March 31, 2014 (Unaudited).
(g)	Effective July 1, 2012, the expense limit decreased from 1.10%, 1.85% and 0.85% to 1.05%, 1.80% and 0.80% for Class A, Class C and Class Y shares, respectively.
(h)	Includes interest expense from bank overdraft charges of less than 0.01%. Without this expense the ratio of net expenses would have been 1.09%, 1.84% and 0.84% for Class A, Class C and Class Y shares, respectively.
(i)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

See accompanying notes to financial statements.

61  |

			Ratios to Average Net Assets:

Net asset value, end of the period	Total return (%) (b)(c)	Net assets, end of the period (000’s)	Net expenses (%) (d)(e)		Gross expenses (%) (e)	Net investment income (%) (e)	Portfolio turnover rate (%)

$9.65	2.20	$8,046	1.05		2.49	1.30	28
9.81	(2.62)	8,983	1.05		1.93	1.39	107
10.44	8.42	11,898	1.09	(g)(h)	1.85	1.83	169
10.94	2.70	10,927	1.10		1.64	2.26	136
11.17	6.66	18,758	1.10		1.49	2.14	128
10.84	20.41	8,479	1.10		2.11	3.29	91

9.53	1.73	2,589	1.80		3.24	0.55	28
9.73	(3.27)	3,328	1.80		2.68	0.65	107
10.37	7.64	4,355	1.84	(g)(h)	2.61	1.13	169
10.87	1.87	7,503	1.85		2.40	1.52	136
11.11	5.86	6,145	1.85		2.24	1.40	128
10.82	19.58	2,955	1.85		2.93	2.56	91

9.66	2.23	1,485	0.80		2.24	1.55	28
9.82	(2.34)	2,601	0.80		1.68	1.64	107
10.44	8.68	3,264	0.85	(g)(h)	1.60	2.05	169
10.93	3.06	5,852	0.85		1.36	2.47	136
11.16	6.92	8,908	0.85		1.23	2.41	128
10.82	20.73	13,049	0.85		1.92	3.53	91

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations			Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains (b)	Distributions from paid-in capital (b)
LIMITED TERM GOVERNMENT AND AGENCY FUND
Class A
3/31/2014(g)	$11.68	$0.08	$0.02	$0.10	$(0.13)	$—	$—
9/30/2013	12.04	0.13	(0.23)	(0.10)	(0.26)	(0.00)	(0.00)
9/30/2012	11.87	0.18	0.28	0.46	(0.29)	(0.00)	—
9/30/2011	12.02	0.17	0.03	0.20	(0.26)	(0.09)	—
9/30/2010	11.60	0.20	0.49	0.69	(0.27)	—	—
9/30/2009	10.98	0.35	0.63	0.98	(0.36)	—	—
Class B
3/31/2014(g)	11.67	0.04	0.01	0.05	(0.08)	—	—
9/30/2013	12.03	0.04	(0.23)	(0.19)	(0.17)	(0.00)	(0.00)
9/30/2012	11.86	0.10	0.27	0.37	(0.20)	(0.00)	—
9/30/2011	12.00	0.09	0.03	0.12	(0.17)	(0.09)	—
9/30/2010	11.59	0.12	0.47	0.59	(0.18)	—	—
9/30/2009	10.97	0.26	0.63	0.89	(0.27)	—	—
Class C
3/31/2014(g)	11.69	0.04	0.01	0.05	(0.08)	—	—
9/30/2013	12.05	0.04	(0.23)	(0.19)	(0.17)	(0.00)	(0.00)
9/30/2012	11.88	0.10	0.27	0.37	(0.20)	(0.00)	—
9/30/2011	12.03	0.08	0.03	0.11	(0.17)	(0.09)	—
9/30/2010	11.61	0.12	0.48	0.60	(0.18)	—	—
9/30/2009	10.99	0.26	0.63	0.89	(0.27)	—	—
Class Y
3/31/2014(g)	11.72	0.09	0.02	0.11	(0.14)	—	—
9/30/2013	12.08	0.16	(0.23)	(0.07)	(0.29)	(0.00)	(0.00)
9/30/2012	11.91	0.21	0.28	0.49	(0.32)	(0.00)	—
9/30/2011	12.05	0.20	0.04	0.24	(0.29)	(0.09)	—
9/30/2010	11.64	0.23	0.48	0.71	(0.30)	—	—
9/30/2009	11.01	0.39	0.63	1.02	(0.39)	—	—

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period, if applicable. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.

See accompanying notes to financial statements.

63  |

				Ratios to Average Net Assets:

Total distributions	Net asset value, end of the period	Total return (%) (c)(d)	Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)		Net investment income (%) (f)	Portfolio turnover rate (%)

$(0.13)	$11.65	0.83	$361,922	0.80		0.80		1.38	4
(0.26)	11.68	(0.81)	355,212	0.87	(h)	0.87	(h)	1.11	39
(0.29)	12.04	3.94	357,870	0.85		0.90		1.54	56
(0.35)	11.87	1.71	293,675	0.85		0.92		1.44	66
(0.27)	12.02	6.03	164,265	0.89		0.97		1.73	89
(0.36)	11.60	9.05	118,619	0.90		0.99		3.10	77

(0.08)	11.64	0.46	5,491	1.55		1.55		0.64	4
(0.17)	11.67	(1.56)	5,930	1.62	(h)	1.62	(h)	0.34	39
(0.20)	12.03	3.17	8,370	1.60		1.65		0.81	56
(0.26)	11.86	1.04	10,976	1.60		1.68		0.72	66
(0.18)	12.00	5.16	4,049	1.64		1.72		1.00	89
(0.27)	11.59	8.24	4,442	1.65		1.74		2.32	77

(0.08)	11.66	0.46	62,061	1.55		1.55		0.64	4
(0.17)	11.69	(1.55)	71,963	1.62	(h)	1.62	(h)	0.36	39
(0.20)	12.05	3.17	75,522	1.60		1.65		0.80	56
(0.26)	11.88	0.96	68,776	1.60		1.67		0.68	66
(0.18)	12.03	5.24	75,984	1.64		1.72		0.98	89
(0.27)	11.61	8.24	50,973	1.65		1.74		2.32	77

(0.14)	11.69	0.96	235,816	0.54		0.54		1.62	4
(0.29)	11.72	(0.56)	252,127	0.62	(h)	0.62	(h)	1.35	39
(0.32)	12.08	4.19	220,444	0.60		0.65		1.77	56
(0.38)	11.91	2.05	130,874	0.60		0.67		1.68	66
(0.30)	12.05	6.20	95,847	0.63		0.71		1.94	89
(0.39)	11.64	9.40	28,004	0.65		0.72		3.42	77

(g)	For the six months ended March 31, 2014 (Unaudited).
(h)	Includes corporate tax expenses of 0.03% for Class A, B, C and Y shares. Without this expense the ratio of net expenses for Class A, B, C and Y shares would have been 0.84%, 1.59%, 1.59% and 0.59%, respectively.

See accompanying notes to financial statements.

|  64

Notes to Financial Statements

March 31, 2014 (Unaudited)

1.  Organization.  Natixis Funds Trust I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Loomis Sayles Core Plus Bond Fund (the “Core Plus Bond Fund”)

Loomis Sayles Funds II:

Loomis Sayles High Income Fund (the “High Income Fund”)

Loomis Sayles International Bond Fund (the “International Bond Fund”)

Loomis Sayles Limited Term Government and Agency Fund (the “Limited Term Government and Agency Fund”)

Each Fund is a diversified investment company, except for International Bond Fund, which is a non-diversified investment company.

The Funds each offer Class A, Class C and Class Y shares. In addition, Core Plus Bond Fund offers Class N Shares. Effective October 12, 2007, Class B shares are no longer offered. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the prospectus.

Class A shares of all Funds except Limited Term Government and Agency Fund are sold with a maximum front-end sales charge of 4.50%. Class A shares of Limited Term Government and Agency Fund are sold with a maximum front-end sales charge of 3.00%. Class B shares do not pay a front-end sales charge; however, they are charged higher Rule 12b-1 fees, and are subject to a contingent deferred sales charge (“CDSC”) if such shares are redeemed within six years of purchase. After eight years of ownership, Class B shares convert to Class A shares. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered exclusively through intermediaries and are primarily intended for employer-sponsored retirement plans. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus.

65  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

Most expenses of the Trusts can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trusts. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and, for Core Plus Bond Fund, transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service, using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to

|  66

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Centrally cleared credit default swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. In determining net gain or loss on securities sold,

67  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

Each Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

|  68

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

e.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Swap Agreements.  Each Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is

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Notes to Financial Statements (continued)

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determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statement of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statement of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking liquid assets or cash.

No swap agreements were held by the Funds during the six months ended March 31, 2014.

g.  Delayed Delivery Commitments.  The Funds may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding

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delayed delivery commitments by segregating or earmarking cash or securities at the custodian. No interest accrues to each Fund until the transaction settles.

Purchases of delayed delivery securities may have a similar effect on the Funds’ net asset value as if the Funds had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

h.  Federal and Foreign Income Taxes.  Each Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2014 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

i.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency transactions, contingent payment debt instruments, preferred securities adjustments, premium

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amortization, defaulted bond adjustments, paydown gains and losses, return of capital and capital gain distributions received, taxable overdistribution and distribution redesignations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, forward foreign currency and futures contracts mark to market, dividends payable, trust preferred securities adjustments, contingent payment debt instruments, return of capital distributions received and defaulted bond interest. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2013 was as follows:

	2013 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Core Plus Bond Fund	$78,998,718	$7,677,478	$—	$86,676,196
High Income Fund	12,581,747	689,257	—	13,271,004
International Bond Fund	523,768	163,540	—	687,308
Limited Term Government and Agency Fund	15,061,634	234,773	110,176	15,406,583

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of September 30, 2013, the capital loss carryforwards and post-October capital loss deferrals were as follows:

	Core Plus Bond Fund	High Income Fund	International Bond Fund	Limited Term Government and Agent Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$—	$—	$(107,452)
Long-term:
No expiration date	—	—	—	(82,408)

Total capital loss carryforward	$—	$—	$—	$(189,860)

Late year ordinary and post-October capital loss deferrals*	$(9,747,912)	$—	$—	$(7,556,110)

*	Under current tax law, capital losses, foreign currency losses, and losses on contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year.

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j.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2014, each Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

k.  Due from Brokers.  Transactions and positions in certain futures, forward foreign currency contracts, swap agreements and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. Due from brokers’ balances in the Statement of Assets and Liabilities for Core Plus Bond Fund represent cash pledged for delayed delivery securities. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

l.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2014, none of the Funds had loaned securities under this agreement.

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m.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith

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Notes to Financial Statements (continued)

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by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2014, at value:

Core Plus Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$8,765,762	(b)	$8,765,762
Airlines	—	—	4,465,590	(b)	4,465,590
All Other Non-Convertible Bonds(a)	—	1,300,328,980	—		1,300,328,980

Total Non-Convertible Bonds	—	1,300,328,980	13,231,352		1,313,560,332

Convertible Bonds(a)	—	—	1,706,840	(c)	1,706,840

Total Bonds and Notes	—	1,300,328,980	14,938,192		1,315,267,172

Senior Loans(a)	—	45,434,092	—		45,434,092
Preferred Stocks
Media Cable	—	9,034,450	—		9,034,450
All Other Preferred Stocks(a)	2,658,840	—	—		2,658,840

Total Preferred Stocks	2,658,840	9,034,450	—		11,693,290

Short-Term Investments	—	130,075,434	—		130,075,434

Total	$2,658,840	$1,484,872,956	$14,938,192		$1,502,469,988

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.

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Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

For the six months ended March 31, 2014, there were no transfers among Levels 1, 2 and 3.

High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$230,685	$450,000	(b)	$680,685
Airlines	—	1,073,632	1,623,326	(b)	2,696,958
All Other Non-Convertible Bonds(a)	—	122,648,509	—		122,648,509

Total Non-Convertible Bonds	—	123,952,826	2,073,326		126,026,152

Convertible Bonds
Wirelines	—	—	48,865	(c)	48,865
All Other Convertible Bonds(a)	—	20,314,192	—		20,314,192

Total Convertible Bonds	—	20,314,192	48,865		20,363,057

Total Bonds and Notes	—	144,267,018	2,122,191		146,389,209

Senior Loans(a)	—	2,776,829	—		2,776,829
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	37,791	273,941	—		311,732
REITs — Mortgage	—	515,606	—		515,606
All Other Convertible Preferred Stocks(a)	2,903,130	—	—		2,903,130

Total Convertible Preferred Stocks	2,940,921	789,547	—		3,730,468

Non-Convertible Preferred Stocks(a)	3,608,274	—	—		3,608,274

Total Preferred Stocks	6,549,195	789,547	—		7,338,742

Common Stocks(a)	4,252,994	—	—		4,252,994
Warrants(d)	39,846	—	—		39,846
Short-Term Investments	—	7,917,414	—		7,917,414

Total Investments	10,842,035	155,750,808	2,122,191		168,715,034

Forward Foreign Currency Contracts (unrealized appreciation)	—	10,000	—		10,000

Total	$10,842,035	$155,760,808	$2,122,191		$168,725,034

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Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

High Income Fund (continued)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(36,877)	$—	$(36,877)
Futures Contracts (unrealized depreciation)	(27,714)	—	—	(27,714)

Total	$(27,714)	$(36,877)	$—	$(64,591)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.
(d)	Includes a security fair valued at zero using Level 2 inputs.

Preferred stocks valued at $714,690 were transferred from Level 1 to Level 2 during the period ended March 31, 2014. At March 31, 2014, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized at the beginning of the reporting period.

International Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
United States	$—	$1,405,884	$45,338	(b)	$1,451,222
All Other Non-Convertible Bonds(a)	—	10,284,800	—		10,284,800

Total Non-Convertible Bonds	—	11,690,684	45,338		11,736,022

Convertible Bonds(a)	—	23,537	—		23,537

Total Bonds and Notes	—	11,714,221	45,338		11,759,559

Preferred Stocks	13,127	20,946	—		34,073
Short-Term Investments	—	216,741	—		216,741

Total Investments	13,127	11,951,908	45,338		12,010,373

Forward Foreign Currency Contracts (unrealized appreciation)	—	4,294	—		4,294
Futures Contracts (unrealized appreciation)	1,437	—	—		1,437

Total	$14,564	$11,956,202	$45,338		$12,016,104

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Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

International Bond Fund (continued)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(5,820)	$—	$(5,820)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.

A preferred stock valued at $18,054 was transferred from Level 1 to Level 2 during the period ended March 31, 2014. At March 31, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized at the beginning of the reporting period.

Limited Term Government and Agency Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Student Loan	$—	$—	$283,192	(b)	$283,192
Collateralized Mortgage Obligations	—	196,906,365	15,424,196	(b)	212,330,561
All Other Bonds and Notes(a)	—	398,820,277	—		398,820,277

Total Bonds and Notes	—	595,726,642	15,707,388		611,434,030

Short-Term Investments	—	50,019,236	—		50,019,236

Total	$—	$645,745,878	$15,707,388		$661,453,266

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.

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Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or March 31, 2014:

Core Plus Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$8,485,775	$—	$—	$279,987	$—
Airlines	4,343,325	295	226	160,759	—
Convertible Bonds
Wirelines	1,513,625	2,853	—	190,362	—

Total	$14,342,725	$3,148	$226	$631,108	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$—	$8,765,762	$279,987
Airlines	(39,015)	—	—	4,465,590	163,523
Convertible Bonds
Wirelines	—	—	—	1,706,840	190,362

Total	$(39,015)	$—	$—	$14,938,192	$633,872

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Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

High Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$—	$119	$449,881
Airlines	740,816	4,539	934	52,481	850,000
Convertible Bonds
Wirelines	43,333	—	—	5,532	—

Total	$784,149	$4,539	$934	$58,132	$1,299,881

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$—	$450,000	$119
Airlines	(25,444)	—	—	1,623,326	56,295
Convertible Bonds
Wirelines	—	—	—	48,865	5,532

Total	$(25,444)	$—	$—	$2,122,191	$61,946

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Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

International Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
United States	$41,625	$—	$—	$3,713	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments still Held at March 31, 2014
Bonds and Notes
Non-Convertible Bonds
United States	$—	$—	$—	$45,338	$3,713

Limited Term Government and Agency Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
ABS Student Loan	$1,336,443	$—	$—	$(4,306)	$—
Collateralized Mortgage Obligations	38,339,237	—	—	(261,510)	—

Total	$39,675,680	$—	$—	$(265,816)	$—

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Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

Limited Term Government and Agency Fund (continued)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2014
Bonds and Notes
ABS Student Loan	$(1,048,945)	$—	$—	$283,192	$(1,053)
Collateralized Mortgage Obligations	(104,369)	—	(22,549,162)	15,424,196	(261,398)

Total	$(1,153,314)	$—	$(22,549,162)	$15,707,388	$(262,451)

Debt securities valued at $22,549,162 were transferred from Level 3 to Level 2 during the period ended March 31, 2014. At March 31, 2014, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that High Income Fund and International Bond Fund used during the period include forward foreign currency contracts and futures contracts.

High Income Fund and International Bond Fund are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended March 31, 2014, High Income Fund engaged in forward foreign currency transactions for hedging purposes. During the same period, International Bond Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

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Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

High Income Fund and International Bond Fund are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended March 31, 2014, High Income Fund and International Bond Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for High Income Fund as of March 31, 2014, as reflected within the Statement of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$10,000	$—	$10,000

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(36,877)	$—	$(36,877)
Exchange traded/cleared liability derivatives
Interest rate contracts	—	(27,714)	(27,714)

Total liability derivatives	$(36,877)	$(27,714)	$(64,591)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for High Income Fund during the six months ended March 31, 2014, as reflected within the Statement of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Foreign currency transactions[2]
Interest rate contracts	$(24,541)	$—
Foreign exchange contracts	—	370,436

Total	$(24,541)	$370,436

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Notes to Financial Statements (continued)

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Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Foreign currency translations[2]
Interest rate contracts	$(16,490)	$—
Foreign exchange contracts	—	245,854

Total	$(16,490)	$245,854

[2]

Represents realized gain and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statement of Operations.

The following is a summary of derivative instruments for International Bond Fund as of March 31, 2014, as reflected within the Statement of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$4,294	$—	$4,294
Exchange traded/cleared asset derivatives
Interest rate contracts	—	1,437	1,437

Total asset derivatives	$4,294	$1,437	$5,731

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(5,820)	$—	$(5,820)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for International Bond Fund during the six months ended March 31, 2014, as reflected within the Statement of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Foreign currency transactions[2]
Interest rate contracts	$25,892	$—
Foreign exchange contracts	—	(10,875)

Total	$25,892	$(10,875)

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Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Foreign currency translations[2]
Interest rate contracts	$(12,218)	$—
Foreign exchange contracts	—	(12,777)

Total	$(12,218)	$(12,777)

[2]

Represents realized loss and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statement of Operations.

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forwards foreign currency contract and futures contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2014:

High Income Bond Fund	Forwards	Futures
Average Notional Amount Outstanding	4.27%	1.34%
Highest Notional Amount Outstanding	3.81%	3.37%
Lowest Notional Amount Outstanding	3.11%	0.53%
Notional Amount Outstanding as of March 31, 2014	3.76%	3.34%

International Bond Fund	Forwards	Futures
Average Notional Amount Outstanding	25.58%	6.40%
Highest Notional Amount Outstanding	29.86%	7.13%
Lowest Notional Amount Outstanding	9.26%	5.87%
Notional Amount Outstanding as of March 31, 2014	9.26%	7.13%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forwards, and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements

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typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreements, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities. As of March 31, 2014, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statement of Assets and Liabilities and the related net amounts after taking into account master netting arrangements for the Funds, by counterparty, are as follows:

High Income Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Barclays Bank PLC	$10,000	$(10,000)	$—	$—	$—

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Barclays Bank PLC	$(36,877)	$10,000	$(26,877)	$—	$(26,877)

International Bond Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Barclays Bank PLC	$1,745	$(1,400)	$345	$—	$345
Credit Suisse International	2,549	—	2,549	—	2,549

	$4,294	$(1,400)	$2,894	$—	$2,894

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(1,338)	$—	$(1,338)	$—	$(1,338)
Barclays Bank PLC	(1,400)	1,400	—	—	—
UBS AG	(3,082)	—	(3,082)	—	(3,082)

	$(5,820)	$1,400	$(4,420)	$—	$(4,420)

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Notes to Financial Statements (continued)

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Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The risk of loss to a Fund from counterparty default should be limited to the extent a Fund is under collateralized for over-the-counter derivatives; however, final settlement of a Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties for initial/variation margin for futures contracts or as collateral for over-the-counter derivatives may be subject to bankruptcy court proceedings. Based on the balances reflected on each Fund’s Statement of Assets and Liabilities, including securities held at or pledged to counterparties for initial/variation margin or as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, the maximum amount of loss that the Funds would incur if counterparties failed to meet their obligations, and the amount of loss that the Funds would incur after taking into account master netting arrangements pursuant to ISDA agreements, are as follows as of March 31, 2014:

Fund	Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
High Income Fund	$143,630	$133,630
International Bond Fund	14,296	12,896

5.  Purchases and Sales of Securities.  For the six months ended March 31, 2014, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Core Plus Bond Fund	$555,348,720	$499,496,662	$138,401,833	$159,060,988
High Income Fund	3,813,196	3,399,469	42,124,833	48,708,950
International Bond Fund	1,059,791	1,365,021	2,513,111	5,089,478
Limited Term Government and Agency Fund	13,818,867	59,126,788	9,210,611	33,179,657

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Under the terms of the management agreements,

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each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Next $400 million	Next $1.5 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1875%	0.1500%
High Income Fund	0.6000%	0.6000%	0.6000%	0.6000%
International Bond Fund	0.6000%	0.6000%	0.6000%	0.6000%
Limited Term Government and Agency Fund	0.3750%	0.3750%	0.3500%	0.3000%

NGAM Advisors, L.P. (“NGAM Advisors”) serves as the advisory administrator to Core Plus Bond Fund. Under the terms of the advisory administration agreement, the Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on its average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Next $1.9 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1500%

Management and advisory administration fees are presented in the Statements of Operations as management fees.

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. These undertakings are in effect until January 31, 2015 and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2014, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class B	Class C	Class N	Class Y
Core Plus Bond Fund	0.80%	1.55%	1.55%	0.50%	0.55%
High Income Fund	1.15%	1.90%	1.90%	—	0.90%
International Bond Fund	1.05%	—	1.80%	—	0.80%
Limited Term Government and Agency Fund	0.80%	1.55%	1.55%	—	0.55%

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Notes to Financial Statements (continued)

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Loomis Sayles and NGAM Advisors have agreed to equally bear the waivers and/or expense reimbursements for Core Plus Bond Fund.

Loomis Sayles (and NGAM Advisors for Core Plus Bond Fund) shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2014, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Core Plus Bond Fund	$1,245,122	$—	$1,245,122	0.188%	0.188%
High Income Fund	509,288	29,145	480,143	0.600%	0.570%
International Bond Fund	39,994	39,994	—	0.600%	0.000%
Limited Term Government and Agency Fund	1,216,393	—	1,216,393	0.369%	0.369%

[1]	Management fee waivers are subject to possible recovery until September 30, 2015.

For the six months ended March 31, 2014, the advisory administration fees for Core Plus Bond Fund were as follows:

Advisory Administration Fee	Percentage of Average Daily Net Assets
$1,245,122	0.188%

For the six months ended March 31, 2014, class-specific expenses have been reimbursed as follows:

	Reimbursement[2]
Fund	Class A	Class B	Class C	Class Y
Core Plus Bond Fund	$9,536	$22	$4,364	$16,811

In addition, the investment adviser reimbursed non-class-specific expenses of International Bond Fund in the amount of $55,812 for the six months ended March 31, 20142.

[2]	Expense reimbursements are subject to possible recovery until September 30, 2015.

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Notes to Financial Statements (continued)

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For the six months ended March 31, 2014, expense reimbursements related to the prior fiscal year were recovered as follows:

	Recovered Expenses
Fund	Class A	Class B	Class C	Class Y	Total
Limited Term Government and Agency Fund	$10	$—	$2	$7	$19

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), and a Distribution and Service Plan relating to each Fund’s Class B (if applicable) and Class C shares (the “Class B and Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B (if applicable) and Class C Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B (if applicable) and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B (if applicable) and Class C Plans, each Fund pays NGAM Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B (if applicable) and Class C shares.

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Notes to Financial Statements (continued)

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For the six months ended March 31, 2014, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class B	Class C	Class B	Class C
Core Plus Bond Fund	$527,576	$1,332	$262,437	$3,995	$787,310
High Income Fund	57,738	392	18,714	1,177	56,144
International Bond Fund	10,496	—	3,587	—	10,762
Limited Term Government and Agency Fund	445,112	7,575	83,988	22,726	251,963

c.  Administrative Fees.  NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2014, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Core Plus Bond Fund	$289,964
High Income Fund	37,252
International Bond Fund	2,926
Limited Term Government and Agency Fund	144,715

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries.

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Notes to Financial Statements (continued)

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The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2014, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Core Plus Bond Fund	$530,522
High Income Fund	72,789
International Bond Fund	3,888
Limited Term Government and Agency Fund	151,999

As of March 31, 2014, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees:

Fund	Reimbursements of Sub-Transfer Agent Fees
Core Plus Bond Fund	$14,663
High Income Fund	1,974
International Bond Fund	97
Limited Term Government and Agency Fund	3,760

Sub-transfer agent fees attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended March 31, 2014 were as follows:

Fund	Commissions
Core Plus Bond Fund	$237,171
High Income Fund	22,683
International Bond Fund	1,551
Limited Term Government and Agency Fund	87,281

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. Effective January 1, 2014, the Chairperson of the Board receives a retainer fee at the annual rate of $300,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee

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meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $130,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairperson (except for the Chairperson of the Governance Committee) receives an additional retainer fee at an annual rate of $17,500. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2014, the Chairperson of the Board received a retainer fee at the annual rate of $285,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $115,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

g.  Affiliated Ownership.  At March 31, 2014, Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of net assets:

Fund	Retirement Plan
Core Plus Bond Fund	0.20%
International Bond Fund	1.23%
Limited Term Government and Agency Fund	0.09%

Investment activities of affiliated shareholders could have material impacts on the Funds.

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7.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended March 31, 2014, Core Plus Bond Fund incurred the following class-specific transfer agent fees and expenses:

	Class A	Class B	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$195,471	$494	$97,238	$36	$309,503

Transfer agent fees and expenses attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2014, none of the Funds had borrowings under this agreement.

9.  Concentration of Risk.  International Bond Fund is a non-diversified fund. Compared with diversified mutual funds, International Bond Fund may invest a greater percentage of its assets in a particular country. Therefore, International Bond Fund’s returns could be significantly affected by the performance of any one of the small number of countries in its portfolio.

Limited Term Government and Agency Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding.

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Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2014, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings was as follows:

Fund	Number of >5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6)	Total Percentage of Ownership
Core Plus Bond Fund	—	—	0.20%	0.20%
High Income Fund	2	14.27%	—	14.27%
International Bond Fund	1	24.21%	1.23%	25.44%
Limited Term Government and Agency Fund	1	9.55%	0.09%	9.64%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

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11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2014		Year Ended September 30, 2013*
Core Plus Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	6,291,186	$81,279,309	23,400,679	$312,055,029
Issued in connection with the reinvestment of distributions	509,747	6,579,083	1,815,759	23,994,065
Redeemed	(7,859,718)	(101,227,508)	(26,393,734)	(344,871,782)

Net change	(1,058,785)	$(13,369,116)	(1,177,296)	$(8,822,688)

Class B
Issued from the sale of shares	685	$8,820	3,363	$45,726
Issued in connection with the reinvestment of distributions	1,029	13,339	5,269	70,185
Redeemed	(23,314)	(302,116)	(92,007)	(1,231,008)

Net change	(21,600)	$(279,957)	(83,375)	$(1,115,097)

Class C
Issued from the sale of shares	1,542,925	$19,960,062	8,354,865	$111,674,557
Issued in connection with the reinvestment of distributions	143,439	1,852,168	591,854	7,828,050
Redeemed	(4,417,631)	(56,882,672)	(11,061,448)	(144,010,707)

Net change	(2,731,267)	$(35,070,442)	(2,114,729)	$(24,508,100)

Class N
Issued from the sale of shares	500,324	$6,514,207	1,567,247	$19,814,495
Issued in connection with the reinvestment of distributions	33,116	430,573	10,969	139,775
Redeemed	(278,393)	(3,622,052)	(75,008)	(954,522)

Net change	255,047	$3,322,728	1,503,208	$18,999,748

Class Y
Issued from the sale of shares	20,155,591	$262,602,256	45,112,822	$603,948,919
Issued in connection with the reinvestment of distributions	837,408	10,885,315	2,320,259	30,841,104
Redeemed	(12,258,683)	(159,223,885)	(45,057,119)	(590,589,192)

Net change	8,734,316	$114,263,686	2,375,962	$44,200,831

Increase (decrease) from capital share transactions	5,177,711	$68,866,899	503,770	$28,754,694

*	From commencement of operations on February 1, 2013 through September 30, 2013 for Class N shares.

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11.  Capital Shares (continued).

	Six Months Ended March 31, 2014		Year Ended September 30, 2013
High Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,442,862	$6,536,493	4,989,606	$23,721,653
Issued in connection with the reinvestment of distributions	780,945	3,451,430	812,256	3,817,055
Redeemed	(1,694,436)	(7,645,566)	(16,692,970)	(78,579,586)

Net change	529,371	$2,342,357	(10,891,108)	$(51,040,878)

Class B
Issued from the sale of shares	3,463	$15,765	11,352	$52,895
Issued in connection with the reinvestment of distributions	4,455	19,786	4,586	21,581
Redeemed	(35,472)	(164,182)	(53,925)	(252,094)

Net change	(27,554)	$(128,631)	(37,987)	$(177,618)

Class C
Issued from the sale of shares	259,496	$1,180,009	702,239	$3,347,581
Issued in connection with the reinvestment of distributions	225,208	996,853	150,549	707,094
Redeemed	(539,955)	(2,449,788)	(1,205,196)	(5,689,434)

Net change	(55,251)	$(272,926)	(352,408)	$(1,634,759)

Class Y
Issued from the sale of shares	4,651,312	$20,861,767	17,170,028	$80,940,800
Issued in connection with the reinvestment of distributions	1,507,201	6,651,452	1,311,917	6,160,472
Redeemed	(5,368,753)	(24,168,029)	(19,061,214)	(90,332,449)

Net change	789,760	$3,345,190	(579,269)	$(3,231,177)

Increase (decrease) from capital share transactions	1,236,326	$5,285,990	(11,860,772)	$(56,084,432)

97  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2014		Year Ended September 30, 2013
International Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	189,331	$1,820,341	418,554	$4,190,166
Issued in connection with the reinvestment of distributions	27,646	261,255	31,172	316,920
Redeemed	(298,102)	(2,888,395)	(673,797)	(6,649,849)

Net change	(81,125)	$(806,799)	(224,071)	$(2,142,763)

Class C
Issued from the sale of shares	9,519	$89,499	108,173	$1,088,309
Issued in connection with the reinvestment of distributions	8,952	83,701	9,072	91,839
Redeemed	(88,952)	(851,597)	(194,937)	(1,913,707)

Net change	(70,481)	$(678,397)	(77,692)	$(733,559)

Class Y
Issued from the sale of shares	85,480	$835,692	152,390	$1,539,901
Issued in connection with the reinvestment of distributions	4,537	42,916	5,073	51,430
Redeemed	(201,263)	(1,950,527)	(205,113)	(2,022,661)

Net change	(111,246)	$(1,071,919)	(47,650)	$(431,330)

Increase (decrease) from capital share transactions	(262,852)	$(2,557,115)	(349,413)	$(3,307,652)

|  98

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2014		Year Ended September 30, 2013
Limited Term Government and Agency Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	6,782,165	$79,167,998	12,850,713	$153,126,484
Issued in connection with the reinvestment of distributions	275,575	3,217,974	561,467	6,662,144
Redeemed	(6,402,239)	(74,735,776)	(12,732,399)	(151,248,094)

Net change	655,501	$7,650,196	679,781	$8,540,534

Class B
Issued from the sale of shares	99,086	$1,156,901	57,224	$682,522
Issued in connection with the reinvestment of distributions	3,611	42,128	8,642	102,565
Redeemed	(139,025)	(1,621,087)	(253,623)	(3,009,576)

Net change	(36,328)	$(422,058)	(187,757)	$(2,224,489)

Class C
Issued from the sale of shares	737,972	$8,622,673	2,982,402	$35,505,345
Issued in connection with the reinvestment of distributions	25,186	294,380	58,167	690,850
Redeemed	(1,596,043)	(18,648,494)	(3,153,586)	(37,432,038)

Net change	(832,885)	$(9,731,441)	(113,017)	$(1,235,843)

Class Y
Issued from the sale of shares	7,050,830	$82,579,261	19,772,954	$235,387,316
Issued in connection with the reinvestment of distributions	142,406	1,667,901	321,692	3,829,024
Redeemed	(8,532,124)	(99,886,729)	(16,833,635)	(200,317,847)

Net change	(1,338,888)	$(15,639,567)	3,261,011	$38,898,493

Increase (decrease) from capital share transactions	(1,552,600)	$(18,142,870)	3,640,018	$43,978,695

99  |

SEMIANNUAL REPORT

March 31, 2014

Loomis Sayles Investment Grade Bond Fund

Portfolio Review page 1

Portfolio of Investments page 6

Financial Statements page 23

Notes to Financial Statements page 29

Barron’s/Lipper 2013 one-year ranking is based on 64 qualifying U.S. fund companies. Award recipient must have at least three funds in Lipper’s general U.S.-stock category (including at least one world and one mixed-asset/balanced), two taxable bond and one tax-exempt bond fund. Natixis was not ranked for the 5- and 10- year periods.

Past performance is no guarantee of future results.

For more details visit ngam.natixis.com/TopFundFamily

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Class A	LIGRX
Daniel J. Fuss, CFA®, CIC	Class B	LGBBX
Brian P. Kennedy	Class C	LGBCX
Elaine M. Stokes	Class N	LGBNX
Loomis, Sayles & Company, L.P.	Class Y	LSIIX
	Admin Class	LIGAX

Objective

High total investment return through a combination of current income and capital appreciation.

1  |

Average Annual Total Returns — March 31, 20144

	6 Months	1 Year	5 Years	10 Years	Life of Class N

Class A (Inception 12/31/96)
NAV	4.93%	3.43%	11.53%	7.01%	—%
With 4.50% Maximum Sales Charge	0.17	-1.25	10.50	6.52	—

Class B (Inception 9/12/03)
NAV	4.55	2.73	10.67	6.16	—
With CDSC[2]	-0.44	-2.10	10.41	6.16	—

Class C (Inception 9/12/03)
NAV	4.57	2.67	10.69	6.20	—
With CDSC[2]	3.57	1.70	10.69	6.20	—

Class N (Inception 2/1/13)
NAV	5.09	3.63	—	—	3.53

Class Y (Inception 12/31/96)
NAV	5.05	3.69	11.83	7.31	—

Admin Class (Inception 2/1/10)[1]
NAV	4.80	3.18	11.20	6.58	—

Comparative Performance
Barclays U.S. Government/Credit Bond Index[3]	1.94	-0.26	5.07	4.41	0.44

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Prior to the inception of Admin Class shares (2/1/10), performance is that of Class A shares, restated to reflect the higher net expenses of Admin Class shares.

2	Performance for Class B shares assumes a maximum 5% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3	Barclays U.S. Government/Credit Bond Index is an unmanaged index that includes U.S. Treasuries, government-related issues, and investment grade U.S. corporate securities.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  2

ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the fund’s website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC’s) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available from the fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

3  |

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and ongoing costs, including management fees, distribution fees (12b-1 fees) and/or service fees, and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class shows the actual amount of fund expenses you would have paid on a $1,000 investment in the fund from October 1, 2013 through March 31, 2014. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period row as shown below for your class.

The second line in the table for each class provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table of the fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  4

LOOMIS SAYLES INVESTMENT GRADE BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2013	ENDING ACCOUNT VALUE 3/31/2014	EXPENSES PAID DURING PERIOD* 10/1/2013 – 3/31/2014
Class A
Actual	$1,000.00	$1,049.30	$4.29
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.23
Class B
Actual	$1,000.00	$1,045.50	$8.11
Hypothetical (5% return before expenses)	$1,000.00	$1,017.00	$8.00
Class C
Actual	$1,000.00	$1,045.70	$8.11
Hypothetical (5% return before expenses)	$1,000.00	$1,017.00	$8.00
Class N
Actual	$1,000.00	$1,050.90	$2.40
Hypothetical (5% return before expenses)	$1,000.00	$1,022.59	$2.37
Class Y
Actual	$1,000.00	$1,050.50	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,021.99	$2.97
Admin Class
Actual	$1,000.00	$1,048.00	$5.57
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.49

*	Expenses are equal to the Fund's annualized expense ratio: 0.84%, 1.59%, 1.59%, 0.47%, 0.59% and 1.09% for Class A, B, C, N, Y and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

5  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 91.9% of Net Assets
Non-Convertible Bonds — 85.9%
	ABS Car Loan — 0.5%
$21,683,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class B, 6.740%, 5/20/2016, 144A	$22,759,929
20,999,250	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	22,439,463
5,481,000	Ford Auto Securitization Trust, Series 2010-R3A, Class D, 4.526%, 3/15/2017, 144A, (CAD)	5,041,479

		50,240,871

	ABS Credit Card — 0.0%
2,324,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class B, 6.750%, 4/15/2019	2,469,401

	ABS Other — 1.5%
1,106,639	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	1,116,600
3,734,247	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	3,826,170
61,304,496	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(b)	60,384,928
12,419,811	SVO VOI Mortgage Corp., Series 2009-BA, Class NT, 5.810%, 12/20/2028, 144A	12,536,296
37,256,673	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	42,518,619
14,749,647	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	15,236,312
3,899,549	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	3,804,236
9,061,340	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	9,486,407

		148,909,568

	Aerospace & Defense — 1.1%
2,100,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	2,089,500
1,181,000	Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014	1,196,962
78,795,000	Textron, Inc., 5.950%, 9/21/2021	88,850,188
11,040,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	20,687,783

		112,824,433

	Airlines — 3.0%
5,215,000	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	5,293,225
11,674,906	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027, 144A	11,762,468
18,340,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	19,325,775
57,977	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	58,702
432,464	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.648%, 3/15/2019	458,411
711,618	Continental Airlines Pass Through Trust, Series 1999-1, Class A, 6.545%, 8/02/2020	789,896

See accompanying notes to financial statements.

|  6

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Airlines — continued
$8,267,300	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	$9,528,063
1,657,500	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,893,693
3,068,771	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	3,352,632
51,558,351	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	58,518,729
11,034,638	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	11,951,617
22,754,097	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	26,053,441
17,871,342	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	20,909,470
2,909,677	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	3,106,080
1,640,824	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,927,968
11,181,692	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	12,886,900
26,952,262	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	31,534,147
2,328,218	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 6/17/2018	2,659,989
15,965,587	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	17,841,544
5,265,397	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 5/01/2019	5,735,071
21,380,825	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	23,625,812
461,156	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	524,565
15,267,203	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	17,748,123
9,895,919	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	10,365,976
3,020,000	Virgin Australia Pass Through Trust, Series 2013-1A, 5.000%, 4/23/2025, 144A	3,185,496

		301,037,793

	Automotive — 1.2%
36,651,000	Cummins, Inc., 5.650%, 3/01/2098	38,006,391
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,294,846
2,680,000	Ford Motor Co., 6.375%, 2/01/2029	3,061,069
125,000	Ford Motor Co., 6.500%, 8/01/2018	143,768
255,000	Ford Motor Co., 6.625%, 2/15/2028	284,019
5,074,000	Ford Motor Co., 6.625%, 10/01/2028	5,937,443
3,243,000	Ford Motor Co., 7.400%, 11/01/2046	4,204,225
4,569,000	Ford Motor Co., 7.450%, 7/16/2031	5,862,580
240,000	Ford Motor Co., 7.500%, 8/01/2026	295,587
5,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	5,518,645
40,126,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	46,352,392
2,370,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,449,987

		118,410,952

	Banking — 15.1%
22,547,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	28,825,347
2,285,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,787,700
7,200,000	American Express Centurion Bank, Series BKN1, 6.000%, 9/13/2017	8,270,842
35,878,000	Associates Corp. of North America, 6.950%, 11/01/2018	42,705,763

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
11,400,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	$4,641,141
11,641,000	Bank of America Corp., 2.600%, 1/15/2019	11,686,924
3,590,000	Bank of America Corp., 5.420%, 3/15/2017	3,955,300
9,805,000	Bank of America Corp., 6.000%, 9/01/2017	11,123,439
3,132,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	4,762,459
4,300,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	4,145,583
11,100,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	12,239,359
2,393,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	2,945,237
17,249,000	Bank of America NA, 5.300%, 3/15/2017	18,981,593
1,056,000	Barclays Bank PLC, 6.050%, 12/04/2017, 144A	1,183,508
7,110,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	6,786,178
337,230,000,000	Barclays Financial LLC, EMTN, 8.250%, 10/27/2014, (IDR)	29,943,234
2,173,000	Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	2,379,218
370,000	BNP Paribas/Australia, 7.000%, 5/24/2016, (AUD)	366,147
8,994,000	Capital One Financial Corp., 6.150%, 9/01/2016	10,037,394
56,000,000	Citigroup, Inc., 2.500%, 9/26/2018	56,304,024
17,000,000	Citigroup, Inc., 3.500%, 5/15/2023	16,038,650
1,660,000	Citigroup, Inc., 4.500%, 1/14/2022	1,758,853
2,700,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(b)	2,435,788
2,740,000	Citigroup, Inc., 5.875%, 2/22/2033	2,914,195
5,445,000	Citigroup, Inc., 6.125%, 5/15/2018	6,258,075
8,705,000	Citigroup, Inc., 6.125%, 8/25/2036	9,523,470
44,910,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	40,113,252
2,398,000	Citigroup, Inc., EMTN, 1.558%, 11/30/2017, (EUR)(c)	3,266,768
4,625,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.375%, 1/19/2017	4,903,351
27,045,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.875%, 2/08/2022	28,008,451
86,800,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	80,339,662
1,174,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	1,303,297
112,330,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	128,676,149
6,645,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	7,414,079
4,467,000	HBOS PLC, 6.000%, 11/01/2033, 144A	4,633,664
1,000,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	1,132,942
700,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	700,000
36,745,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	30,408,691
2,950,000	JPMorgan Chase & Co., EMTN, 1.048%, 5/30/2017, (GBP)(c)	4,794,649
16,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,383,944
100,000	Keybank NA, 6.950%, 2/01/2028	122,400
9,787,000	Lloyds Bank PLC, EMTN, 4.570%, 10/13/2015, (CAD)	9,211,200
81,622,000	Lloyds Bank PLC, MTN, 6.500%, 9/14/2020, 144A	93,257,379
6,479,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	7,206,235
103,309,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	115,538,306
2,652,000	Merrill Lynch & Co., Inc., Series C, GMTN, 6.400%, 8/28/2017	3,044,432
40,126,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	43,896,119
78,200,000	Morgan Stanley, 2.125%, 4/25/2018	78,028,664

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
$4,250,000	Morgan Stanley, 3.450%, 11/02/2015	$4,412,167
30,000,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	27,909,482
4,585,000	Morgan Stanley, 4.875%, 11/01/2022	4,817,845
56,867,000	Morgan Stanley, 5.500%, 7/24/2020	64,172,988
5,900,000	Morgan Stanley, 5.750%, 1/25/2021	6,757,807
151,076,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	138,909,266
60,800,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	62,129,806
550,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	1,006,003
24,100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	23,841,228
9,410,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	9,314,611
3,800,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	3,672,522
38,206,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	43,456,383
5,187,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	6,046,802
9,400,000	Morgan Stanley, Series F, MTN, 0.687%, 10/18/2016(c)	9,376,547
2,239,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	3,949,174
2,875,000	National City Bank of Indiana, 4.250%, 7/01/2018	3,079,798
8,638,000	National City Corp., 6.875%, 5/15/2019	10,231,711
35,900,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	37,597,244
5,250,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	7,588,008
6,150,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	9,663,666
1,650,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	2,314,788
700,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	755,301
16,175,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	17,254,649
1,800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	1,890,180
1,400,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	1,426,275
5,600,000	Santander US Debt SAU, 3.724%, 1/20/2015, 144A	5,706,792
3,300,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	3,737,646

		1,501,401,744

	Brokerage — 1.6%
34,260,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	35,630,400
13,100,000	Cantor Fitzgerald LP, 7.875%, 10/15/2019, 144A(b)	13,849,320
43,310,000	Jefferies Group LLC, 5.125%, 1/20/2023	45,519,503
19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	19,754,984
8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	9,364,633
1,693,000	Jefferies Group LLC, 6.875%, 4/15/2021	1,971,398
23,835,000	Jefferies Group LLC, 8.500%, 7/15/2019	29,292,047

		155,382,285

	Building Materials — 1.3%
6,640,000	Masco Corp., 4.800%, 6/15/2015	6,889,000
10,942,000	Masco Corp., 5.850%, 3/15/2017	12,036,200
6,616,000	Masco Corp., 6.125%, 10/03/2016	7,261,060
6,058,000	Masco Corp., 6.500%, 8/15/2032	6,164,015
28,539,000	Masco Corp., 7.125%, 3/15/2020	32,962,545
5,725,000	Masco Corp., 7.750%, 8/01/2029	6,393,789

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Building Materials — continued
9,300,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	$3,422,433
4,949,000	Owens Corning, Inc., 6.500%, 12/01/2016	5,464,799
41,379,000	Owens Corning, Inc., 7.000%, 12/01/2036	46,917,579

		127,511,420

	Commercial Mortgage-Backed Securities — 2.6%
49,352,760	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.678%, 6/15/2039(c)	53,739,629
34,381,273	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.971%, 9/15/2039(c)	37,578,456
6,711,090	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	7,405,896
57,694,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	66,135,151
69,500,000	Extended Stay America Trust, Series 2013, Class 7-ESH7, 3.902%, 12/05/2031, 144A	69,337,370
9,786,870	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.819%, 8/12/2045, 144A(c)	10,770,069
6,851,000	Vornado DP LLC, Series 2010-VNO, Class D, 6.356%, 9/13/2028, 144A	7,826,459
4,250,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.549%, 3/15/2044, 144A(c)	4,358,027

		257,151,057

	Construction Machinery — 0.1%
6,787,000	Toro Co., 6.625%, 5/01/2037(b)	7,525,324
400,000	United Rentals North America, Inc., 8.375%, 9/15/2020	443,000

		7,968,324

	Consumer Products — 0.2%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	8,320,995
11,754,000	Snap-on, Inc., 6.700%, 3/01/2019	13,736,629

		22,057,624

	Diversified Manufacturing — 0.0%
1,395,000	Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,639,518

	Electric — 2.1%
32,394,036	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	35,498,194
10,331,144	Bruce Mansfield Unit, 6.850%, 6/01/2034	11,219,003
9,066,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	9,732,596
12,285,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	12,837,825
3,200,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	3,472,000
900,000	EDP Finance BV, EMTN, 5.875%, 2/01/2016, (EUR)	1,335,976
4,491,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	5,446,887
40,453,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	42,263,272
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	10,208,453
7,921,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	13,273,108
3,600,000	Iberdrola Finance Ireland Ltd., 3.800%, 9/11/2014, 144A	3,647,088
6,365,092	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(b)	6,590,798
50,026,000	Southwestern Electric Power Co., 6.450%, 1/15/2019	57,705,041

		213,230,241

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Entertainment — 0.0%
$3,616,000	Viacom, Inc., 6.125%, 10/05/2017	$4,155,778

	Financial Other — 0.4%
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	37,387,341

	Government Guaranteed — 0.5%
12,910,000	Instituto de Credito Oficial, EMTN, 4.530%, 3/17/2016, (CAD)	12,042,210
4,000,000	Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	3,623,736
31,142,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	29,072,655

		44,738,601

	Government Owned – No Guarantee — 1.1%
3,720,000	Abu Dhabi National Energy Co., 6.500%, 10/27/2036, 144A	4,389,972
36,975,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	44,185,125
58,060,000	DP World Ltd., 6.850%, 7/02/2037, 144A	62,791,890
1,000,000	Telekom Malaysia Berhad, 7.875%, 8/01/2025, 144A	1,285,058

		112,652,045

	Health Insurance — 0.0%
1,569,000	CIGNA Corp., 7.875%, 5/15/2027	2,003,505
1,174,000	CIGNA Corp., (Step to 8.080% on 1/15/2023), 8.300%, 1/15/2033(d)	1,610,587

		3,614,092

	Healthcare — 1.3%
7,692,000	Boston Scientific Corp., 6.000%, 1/15/2020	8,828,562
7,374,000	Covidien International Finance S.A., 6.000%, 10/15/2017	8,468,110
9,459,000	Express Scripts, Inc., 7.250%, 6/15/2019	11,491,673
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	16,934,400
6,440,000	HCA, Inc., 4.750%, 5/01/2023	6,367,550
802,000	HCA, Inc., 5.875%, 3/15/2022	864,155
52,905,000	HCA, Inc., 5.875%, 5/01/2023	54,426,019
2,936,000	HCA, Inc., 7.050%, 12/01/2027	2,917,650
4,119,000	HCA, Inc., 7.500%, 12/15/2023	4,469,115
1,282,000	HCA, Inc., 7.500%, 11/06/2033	1,314,050
3,807,000	HCA, Inc., 7.690%, 6/15/2025	4,063,973
4,164,000	HCA, Inc., 8.360%, 4/15/2024	4,705,320
1,199,000	HCA, Inc., MTN, 7.580%, 9/15/2025	1,264,945
3,068,000	HCA, Inc., MTN, 7.750%, 7/15/2036	3,129,360
2,256,000	Owens & Minor, Inc., 6.350%, 4/15/2016	2,453,869
2,200,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,980,000

		133,678,751

	Home Construction — 0.1%
2,006,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015(e)	223,168
9,200,000	Pulte Group, Inc., 6.000%, 2/15/2035	8,579,000
3,567,000	Pulte Group, Inc., 6.375%, 5/15/2033	3,495,660

		12,297,828

	Independent Energy — 0.9%
9,787,000	EQT Corp., 8.125%, 6/01/2019	11,942,097
60,038,000	Equitable Resources, Inc., 6.500%, 4/01/2018	67,408,145

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — continued
$7,240,000	Newfield Exploration Co., 5.625%, 7/01/2024	$7,511,500

		86,861,742

	Industrial Other — 0.1%
4,893,000	Worthington Industries, Inc., 6.500%, 4/15/2020	5,228,723

	Life Insurance — 0.7%
3,920,000	American International Group, Inc., 4.125%, 2/15/2024	4,002,998
1,475,000	American International Group, Inc., 4.875%, 6/01/2022	1,615,157
1,515,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	1,731,283
2,036,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	2,272,058
600,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(f)	1,082,564
5,900,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	8,984,837
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	10,749,588
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	6,844,355
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,346,963
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	19,088,403
4,732,000	Unum Group, 7.125%, 9/30/2016	5,376,830

		65,095,036

	Local Authorities — 3.3%
59,530,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	84,848,092
800,000	City of Madrid, Spain, 4.550%, 6/16/2036, (EUR)	944,693
7,448,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	6,637,808
11,311,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	10,380,175
152,895,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	154,765,416
17,930,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	17,718,122
9,987	Province of Alberta, 5.930%, 9/16/2016, (CAD)	9,707
489,000	Province of Nova Scotia, 6.600%, 6/01/2027, (CAD)	585,336
29,791,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	26,832,746
26,518,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	25,076,370

		327,798,465

	Lodging — 0.6%
52,516,000	Choice Hotels International, Inc., 5.700%, 8/28/2020	55,798,250
100,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	111,471

		55,909,721

	Media Cable — 1.1%
17,832,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	18,193,640
13,630,000	Time Warner Cable, Inc., 4.125%, 2/15/2021	14,268,988
4,101,000	Time Warner Cable, Inc., 5.850%, 5/01/2017	4,610,640
64,548,000	Time Warner Cable, Inc., 6.750%, 7/01/2018	75,664,779

		112,738,047

	Media Non-Cable — 0.4%
4,482,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	5,987,100
5,000,000	Clear Channel Communications, Inc., 9.000%, 3/01/2021	5,218,750

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Media Non-Cable — continued
358,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	$22,098,051
1,805,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	1,906,531
4,445,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	5,089,525

		40,299,957

	Metals & Mining — 2.5%
15,000,000	Alcoa, Inc., 5.400%, 4/15/2021	15,737,385
15,060,000	Alcoa, Inc., 5.870%, 2/23/2022	15,880,107
45,700,000	Alcoa, Inc., 5.900%, 2/01/2027	46,626,339
5,505,000	Alcoa, Inc., 5.950%, 2/01/2037	5,333,591
5,804,000	Alcoa, Inc., 6.750%, 1/15/2028	6,278,930
430,000	ArcelorMittal, 6.000%, 3/01/2021	458,488
4,085,000	ArcelorMittal, 6.750%, 2/25/2022	4,483,287
47,920,000	ArcelorMittal, 7.250%, 3/01/2041	48,099,700
19,365,000	ArcelorMittal, 7.500%, 10/15/2039	20,018,569
20,625,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	18,975,000
2,325,000	Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	1,511,250
24,155,000	Plains Exploration & Production Co., 6.500%, 11/15/2020	26,600,694
4,612,000	United States Steel Corp., 6.650%, 6/01/2037	3,966,320
31,210,000	United States Steel Corp., 7.000%, 2/01/2018	34,565,075
3,655,000	Vale Overseas Ltd., 6.875%, 11/21/2036	3,894,318

		252,429,053

	Mortgage Related — 0.0%
43,301	FHLMC, 5.000%, 12/01/2031	46,995
6,518	FNMA, 6.000%, 7/01/2029	7,354

		54,349

	Non-Captive Consumer — 2.3%
90,196,000	SLM Corp., 5.500%, 1/25/2023	88,504,825
62,425(††)	SLM Corp., 6.000%, 12/15/2043	1,349,524
2,270,000	SLM Corp., MTN, 4.625%, 9/25/2017	2,386,338
8,895,000	SLM Corp., MTN, 7.250%, 1/25/2022	9,806,738
641,000	SLM Corp., MTN, 8.000%, 3/25/2020	737,951
15,792,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	15,643,066
19,496,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	17,253,960
48,535,000	Springleaf Finance Corp., 7.750%, 10/01/2021	53,752,512
19,414,000	Springleaf Finance Corp., 8.250%, 10/01/2023	21,646,610
19,727,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	21,650,382

		232,731,906

	Non-Captive Diversified — 3.8%
66,384,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	73,238,214
3,500,000	GE Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	3,418,567
10,350,000	GE Capital Australia Funding Pty Ltd., MTN, 6.000%, 4/15/2015, (AUD)	9,873,382
1,874,000	GE Capital Australia Funding Pty Ltd., MTN, 6.000%, 3/15/2019, (AUD)	1,851,610
35,580,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	30,025,339
14,225,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	12,845,798
51,370,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	45,394,927
36,850,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	32,768,230

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Captive Diversified — continued
$10,247,000	General Electric Capital Corp., Series A, MTN, 0.539%, 5/13/2024(c)	$9,398,887
26,931,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	24,122,729
210,000	International Lease Finance Corp., 3.875%, 4/15/2018	214,200
18,830,000	International Lease Finance Corp., 4.625%, 4/15/2021	18,830,000
27,395,000	International Lease Finance Corp., 5.875%, 4/01/2019	29,929,037
3,063,000	International Lease Finance Corp., 5.875%, 8/15/2022	3,239,123
12,465,000	International Lease Finance Corp., 6.250%, 5/15/2019	13,742,663
60,419,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	70,237,087

		379,129,793

	Oil Field Services — 0.3%
5,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023, 144A	5,203,285
23,338,000	Rowan Cos., Inc., 7.875%, 8/01/2019	28,346,568
587,000	Transocean Ltd., 7.375%, 4/15/2018	675,161

		34,225,014

	Paper — 1.1%
4,365,000	Celulosa Arauco y Constitucion S.A., 7.250%, 7/29/2019	5,061,008
23,225,000	Georgia-Pacific LLC, 5.400%, 11/01/2020, 144A	26,041,124
644,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	847,299
1,031,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	1,501,136
7,049,000	International Paper Co., 8.700%, 6/15/2038	10,186,707
5,270,000	Mead Corp. (The), 7.550%, 3/01/2047(b)	5,972,897
5,068,000	Westvaco Corp., 8.200%, 1/15/2030	6,328,295
26,007,000	Weyerhaeuser Co., 6.875%, 12/15/2033	32,160,334
7,374,000	Weyerhaeuser Co., 7.375%, 10/01/2019	8,963,031
13,539,000	Weyerhaeuser Co., 7.375%, 3/15/2032	17,402,259

		114,464,090

	Pipelines — 2.6%
650,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	706,568
525,000	Energy Transfer Partners LP, 4.150%, 10/01/2020	541,781
3,328,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	4,090,418
14,300,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	15,194,880
14,660,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	13,841,957
3,105,000	Kinder Morgan Energy Partners LP, 5.300%, 9/15/2020	3,409,821
7,461,000	Kinder Morgan Energy Partners LP, 5.800%, 3/01/2021	8,420,940
303,000	Kinder Morgan Finance Co. LLC, 5.700%, 1/05/2016	322,695
26,638,150	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(b)	26,863,322
17,670,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	17,360,775
635,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	592,138
1,745,000	NiSource Finance Corp., 6.125%, 3/01/2022	2,010,329
22,365,000	NiSource Finance Corp., 6.400%, 3/15/2018	25,797,580
21,614,000	NiSource Finance Corp., 6.800%, 1/15/2019	25,594,780
9,899,000	Panhandle Eastern Pipeline Co., 6.200%, 11/01/2017	11,272,694
47,594,000	Panhandle Eastern Pipeline Co., 7.000%, 6/15/2018	55,088,865
1,404,000	Panhandle Eastern Pipeline Co., 8.125%, 6/01/2019	1,698,378
1,880,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	2,111,783
15,683,000	Plains All American Pipeline LP/PAA Finance Corp., 6.500%, 5/01/2018	18,351,541

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Pipelines — continued
$4,125,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	$4,630,148
19,574,000	Texas Eastern Transmission LP, 6.000%, 9/15/2017, 144A	21,989,628

		259,891,021

	Property & Casualty Insurance — 0.4%
2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	2,917,281
9,038,000	Liberty Mutual Group, Inc., 6.500%, 3/15/2035, 144A	10,518,668
1,889,000	MBIA Insurance Corp., 11.499%, 1/15/2033, 144A(c)(g)	1,525,367
10,200,000	Nationwide Mutual Insurance Co., 6.600%, 4/15/2034, 144A	10,251,000
7,609,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	8,497,290
2,212,000	XLIT Ltd., 6.250%, 5/15/2027	2,553,097
1,463,000	XLIT Ltd., 6.375%, 11/15/2024	1,736,764

		37,999,467

	Property Trust — 0.4%
36,192,000	WEA Finance LLC/WT Finance Australia Pty Ltd., 6.750%, 9/02/2019, 144A	43,505,933

	Railroads — 0.1%
9,787,000	Canadian Pacific Railway Co., 7.250%, 5/15/2019	11,838,140
237,000	Missouri Pacific Railroad Co., 4.750%, 1/01/2030(b)	225,599
1,701,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)	1,442,757
191,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(b)	183,496

		13,689,992

	Real Estate Operations/Development — 0.1%
10,276,000	First Industrial LP, 5.950%, 5/15/2017	11,303,456

	Refining — 0.1%
7,700,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	8,063,679

	REITs – Apartments — 0.3%
12,243,000	Camden Property Trust, 5.000%, 6/15/2015	12,855,725
16,491,000	Camden Property Trust, 5.700%, 5/15/2017	18,517,464

		31,373,189

	REITs – Diversified — 0.3%
4,140,000	Duke Realty LP, 5.950%, 2/15/2017	4,610,590
19,574,000	Duke Realty LP, 6.500%, 1/15/2018	22,373,982

		26,984,572

	REITs – Healthcare — 0.1%
5,972,000	Health Care REIT, Inc., 6.500%, 3/15/2041	7,273,675

	REITs – Office Property — 0.4%
20,817,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	23,152,917
11,306,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	13,309,016

		36,461,933

	REITs – Shopping Centers — 0.1%
4,893,000	Equity One, Inc., 6.000%, 9/15/2017	5,457,540

	REITs – Single Tenant — 0.4%
5,862,000	Realty Income Corp., 5.750%, 1/15/2021	6,642,971
25,529,000	Realty Income Corp., 6.750%, 8/15/2019	30,141,503

		36,784,474

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	REITs – Warehouse/Industrials — 0.6%
$3,873,000	ProLogis LP, 5.625%, 11/15/2015	$4,157,546
11,179,000	ProLogis LP, 5.625%, 11/15/2016	12,327,341
10,889,000	ProLogis LP, 5.750%, 4/01/2016	11,828,666
8,579,000	ProLogis LP, 6.625%, 5/15/2018	9,982,198
18,869,000	ProLogis LP, 7.375%, 10/30/2019	22,827,829

		61,123,580

	Restaurants — 0.1%
10,320,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	10,201,557

	Retailers — 0.4%
5,296,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	4,461,880
6,397,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	4,877,713
6,076,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	4,557,000
10,467,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	12,375,898
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	8,848,151

		35,120,642

	Sovereigns — 1.4%
43,590,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	18,010,412
23,848,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	10,930,771
52,555,000	Republic of Croatia, 6.750%, 11/05/2019, 144A	57,876,194
33,600,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	36,414,000
1,415,381,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	9,587,495
391,985,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	2,663,320
820,777,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	5,950,902

		141,433,094

	Supermarkets — 0.4%
1,120,000	Delhaize Group S.A., 5.700%, 10/01/2040	1,139,093
3,269,000	Kroger Co. (The), 6.400%, 8/15/2017	3,752,354
6,595,000	New Albertson’s, Inc., 7.450%, 8/01/2029	5,308,975
7,875,000	New Albertson’s, Inc., 8.000%, 5/01/2031	6,496,875
979,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	709,775
17,290,000	SUPERVALU, Inc., 6.750%, 6/01/2021	17,527,738

		34,934,810

	Supranational — 0.5%
11,745,000	European Bank for Reconstruction & Development, EMTN, 9.000%, 4/28/2014, (BRL)	5,169,250
9,640,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	9,744,948
12,982,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	11,717,659
58,420,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	23,697,562

		50,329,419

	Technology — 1.5%
4,600,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	4,393,000
1,028,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	1,169,674
1,507,000	Avnet, Inc., 6.625%, 9/15/2016	1,681,260
7,487,000	Corning, Inc., 7.250%, 8/15/2036	9,045,996

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Technology — continued
$7,051,000	Equifax, Inc., 7.000%, 7/01/2037	$8,516,839
70,969,000	Ingram Micro, Inc., 5.250%, 9/01/2017	77,046,927
7,795,000	Intuit, Inc., 5.750%, 3/15/2017	8,752,507
19,078,000	KLA-Tencor Corp., 6.900%, 5/01/2018	22,368,001
1,502,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	1,579,317
1,974,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	2,376,570
5,603,000	Tyco Electronics Group S.A., 6.550%, 10/01/2017	6,479,175
561,000	Xerox Corp., 6.350%, 5/15/2018	648,268
7,110,000	Xerox Corp., 6.750%, 2/01/2017	8,090,881

		152,148,415

	Textile — 0.0%
3,755,000	Phillips-Van Heusen Corp., 7.750%, 11/15/2023	4,393,113

	Transportation Services — 0.8%
8,436,000	Erac USA Finance Co., 6.375%, 10/15/2017, 144A	9,711,101
2,824,000	Erac USA Finance Co., 6.700%, 6/01/2034, 144A	3,346,587
51,504,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	64,774,624

		77,832,312

	Treasuries — 19.7%
106,195,000	Canadian Government, 1.000%, 8/01/2016, (CAD)	95,787,794
209,501,000	Canadian Government, 1.250%, 9/01/2018, (CAD)	186,519,375
206,210,000	Canadian Government, 2.250%, 8/01/2014, (CAD)	187,364,775
372,145,000	Canadian Government, 2.500%, 6/01/2015, (CAD)	342,491,221
90,055,000	Canadian Government, 2.750%, 9/01/2016, (CAD)	84,591,419
156,655,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	146,239,674
79,485,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	79,096,023
4,159,000	Canadian Government, 4.000%, 6/01/2016, (CAD)	3,997,154
2,105,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	18,247,015
109,763,000	New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	101,537,202
974,276,000	Norway Government Bond, 4.250%, 5/19/2017, (NOK)	175,103,812
802,302,000	Norway Government Bond, 5.000%, 5/15/2015, (NOK)	139,212,354
6,000,000	Singapore Government Bond, 1.375%, 10/01/2014, (SGD)	4,792,831
300,000,000	U.S. Treasury Note, 0.375%, 1/31/2016	300,093,600
100,000,000	U.S. Treasury Note, 0.375%, 3/31/2016	99,890,600

		1,964,964,849

	Wireless — 0.5%
559,910,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	39,944,350
6,373,000	Sprint Capital Corp., 6.875%, 11/15/2028	6,181,810
1,996,000	Sprint Capital Corp., 6.900%, 5/01/2019	2,190,610
612,000	Sprint Capital Corp., 8.750%, 3/15/2032	673,200
598,000	Sprint Communications, Inc., 6.000%, 11/15/2022	609,212

		49,599,182

	Wirelines — 3.9%
406,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	475,896
2,936,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	2,891,672
62,040,000	CenturyLink, Inc., 6.450%, 6/15/2021	66,693,000

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
$4,990,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	$4,790,400
2,708,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,575,985
24,103,000	Embarq Corp., 7.995%, 6/01/2036	25,148,901
825,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	894,094
200,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	222,000
5,200,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	2,068,312
8,450,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	11,815,756
18,850,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	28,100,309
300,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	439,126
1,698,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,872,045
2,755,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	2,631,025
4,370,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	4,730,525
3,469,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	3,425,637
333,000	Qwest Corp., 6.500%, 6/01/2017	376,713
14,480,000	Qwest Corp., 6.875%, 9/15/2033	14,279,351
4,668,000	Qwest Corp., 7.200%, 11/10/2026	4,701,661
9,077,000	Qwest Corp., 7.250%, 9/15/2025	10,026,908
9,474,000	Qwest Corp., 7.250%, 10/15/2035	9,579,768
46,411,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	43,278,257
23,660,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	23,127,650
4,200,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	4,289,229
525,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	567,591
975,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	1,071,848
14,375,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	17,398,882
1,700,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	3,023,080
2,700,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	4,728,045
2,100,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	3,636,855
8,800,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	16,039,659
14,137,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	13,843,902
54,665,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	54,946,360
2,642,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,244,957
2,095,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	2,196,201

		389,131,600

	Total Non-Convertible Bonds (Identified Cost $7,858,895,313)	8,565,727,067

Convertible Bonds — 5.1%
	Automotive — 0.6%
34,827,000	Ford Motor Co., 4.250%, 11/15/2016	63,058,637

	Independent Energy — 0.5%
34,700,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	35,307,250
11,225,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	11,695,047

		47,002,297

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Life Insurance — 0.9%
$72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	$90,688,031

	Metals & Mining — 0.2%
17,800,000	United States Steel Corp., 2.750%, 4/01/2019	23,062,125

	REITs – Warehouse/Industrials — 0.3%
27,359,000	ProLogis LP, 3.250%, 3/15/2015	32,010,030

	Technology — 2.5%
35,120,000	Intel Corp., 2.950%, 12/15/2035	41,331,850
137,016,000	Intel Corp., 3.250%, 8/01/2039	191,565,495
11,515,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	14,285,797
380,803	Liberty Media LLC, 3.500%, 1/15/2031	201,588
15,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032	37,697
72,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	78,885

		247,501,312

	Wirelines — 0.1%
2,926,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(b)	4,438,376

	Total Convertible Bonds (Identified Cost $379,349,638)	507,760,808

Municipals — 0.9%
	District of Columbia — 0.2%
14,680,000	Metropolitan Washington Airports Authority, 7.462%, 10/01/2046	17,824,016

	Illinois — 0.6%
530,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	528,431
24,640,000	State of Illinois, 5.100%, 6/01/2033	24,317,955
33,395,000	State of Illinois, Series B, 5.520%, 4/01/2038	32,391,815

		57,238,201

	Michigan — 0.0%
2,345,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	1,874,687

	Ohio — 0.0%
5,075,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047	4,085,984

	Virginia — 0.1%
13,845,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	9,863,316

	Total Municipals (Identified Cost $88,310,412)	90,886,204

	Total Bonds and Notes (Identified Cost $8,326,555,363)	9,164,374,079

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Senior Loans — 0.5%
	Non-Captive Diversified — 0.4%
$26,767,147	AWAS Finance Luxembourg 2012 S.A., New Term Loan, 3.500%, 7/16/2018(c)	$26,800,606
16,156,225	AWAS Finance Luxembourg S.a.r.l., Term Loan B, 3.500%, 6/10/2016(c)	16,156,225

		42,956,831

	Supermarkets — 0.1%
9,096,130	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(c)	9,103,680

	Total Senior Loans (Identified Cost $52,008,431)	52,060,511

Shares
Common Stocks — 3.7%
	Electronic Equipment, Instruments & Components — 3.7%
17,550,000	Corning, Inc. (Identified Cost $226,654,590)	365,391,000

Preferred Stocks — 0.3%
	Independent Energy — 0.0%
43,031	Chesapeake Energy Corp., 5.000%	4,169,704

	Metals & Mining — 0.1%
340,285	ArcelorMittal, 6.000%	8,160,034

	REITs – Diversified — 0.2%
258,873	Weyerhaeuser Co., Series A, 6.375%	14,134,466

	Total Preferred Stocks (Identified Cost $25,066,559)	26,464,204

Principal Amount (‡)
Short-Term Investments — 2.3%
$229,853,638	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $229,853,638 on 4/01/2014 collateralized by $27,940,000 Federal Home Loan Mortgage Corp., 4.875% due 6/13/2018 valued at $32,131,000; $2,435,000 U.S. Treasury Note, 0.750% due 3/31/2018 valued at $2,380,213; $199,940,000 U.S. Treasury Note, 0.625% due 8/15/2016 valued at $199,940,000 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $229,853,638)	229,853,638

	Total Investments — 98.7% (Identified Cost $8,860,138,581)(a)	9,838,143,432
	Other assets less liabilities — 1.3%	130,044,731

	Net Assets — 100.0%	$9,968,188,163

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2014, the net unrealized appreciation on investments based on a cost of $8,898,430,692 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,132,825,228
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(193,112,488)

	Net unrealized appreciation	$939,712,740

(b)	Illiquid security. At March 31, 2014, the value of these securities amounted to $129,912,605 or 1.3% of net assets.
(c)	Variable rate security. Rate as of March 31, 2014 is disclosed.
(d)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Perpetual bond with no specified maturity date.
(g)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of Rule 144A holdings amounted to $1,574,503,736 or 15.8% of net assets.

ABS	Asset-Backed Securities
AGMC	Assured Guaranty Municipal Corp.
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Industry Summary at March 31, 2014 (Unaudited)

Treasuries	19.7%
Banking	15.1
Non-Captive Diversified	4.2
Technology	4.0
Wirelines	4.0
Electronic Equipment, Instruments & Components	3.7
Local Authorities	3.3
Airlines	3.0
Metals & Mining	2.8
Pipelines	2.6
Commercial Mortgage-Backed Securities	2.6
Non-Captive Consumer	2.3
Electric	2.1
Other Investments, less than 2% each	27.0
Short-Term Investments	2.3

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

Currency Exposure Summary at March 31, 2014 (Unaudited)

United States Dollar	69.0%
Canadian Dollar	13.4
New Zealand Dollar	5.4
Australian Dollar	3.4
Norwegian Krone	3.2
Other, less than 2% each	4.3

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

See accompanying notes to financial statements.

|  22

Statement of Assets and Liabilities

March 31, 2014 (Unaudited)

ASSETS
Investments at cost	$8,860,138,581
Net unrealized appreciation	978,004,851

Investments at value	9,838,143,432
Foreign currency at value (identified cost $1,217,131)	1,254,253
Receivable for Fund shares sold	24,650,432
Receivable for securities sold	6,153,748
Dividends and interest receivable	122,308,405
Tax reclaims receivable	65,944

TOTAL ASSETS	9,992,576,214

LIABILITIES
Payable for Fund shares redeemed	19,488,995
Management fees payable (Note 5)	3,352,253
Deferred Trustees’ fees (Note 5)	531,239
Administrative fees payable (Note 5)	365,309
Payable to distributor (Note 5d)	137,242
Other accounts payable and accrued expenses	513,013

TOTAL LIABILITIES	24,388,051

NET ASSETS	$9,968,188,163

NET ASSETS CONSIST OF:
Paid-in capital	$8,976,955,455
Distributions in excess of net investment income	(16,089,235)
Accumulated net realized gain on investments and foreign currency transactions	28,213,058
Net unrealized appreciation on investments and foreign currency translations	979,108,885

NET ASSETS	$9,968,188,163

See accompanying notes to financial statements.

23  |

Statement of Assets and Liabilities (continued)

March 31, 2014 (Unaudited)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$2,333,328,358

Shares of beneficial interest	191,102,941

Net asset value and redemption price per share	$12.21

Offering price per share (100/95.50 of net asset value) (Note 1)	$12.79

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$7,016,534

Shares of beneficial interest	577,730

Net asset value and offering price per share	$12.15

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$1,580,799,591

Shares of beneficial interest	130,633,728

Net asset value and offering price per share	$12.10

Class N shares:
Net assets	$3,982,386

Shares of beneficial interest	326,095

Net asset value, offering and redemption price per share	$12.21

Class Y shares:
Net assets	$6,021,800,766

Shares of beneficial interest	492,823,777

Net asset value, offering and redemption price per share	$12.22

Admin Class shares:
Net assets	$21,260,528

Shares of beneficial interest	1,744,408

Net asset value, offering and redemption price per share	$12.19

See accompanying notes to financial statements.

|  24

Statement of Operations

For the Six Months Ended March 31, 2014 (Unaudited)

INVESTMENT INCOME
Interest	$232,307,362
Dividends	4,332,202

236,639,564

Expenses
Management fees (Note 5)	19,830,095
Service and distribution fees (Note 5)	11,201,493
Administrative fees (Note 5)	2,175,828
Trustees’ fees and expenses (Note 5)	138,815
Transfer agent fees and expenses (Notes 5 and 6)	6,102,255
Audit and tax services fees	28,849
Custodian fees and expenses	225,731
Legal fees	64,857
Registration fees	149,609
Shareholder reporting expenses	377,275
Miscellaneous expenses	124,272

Total expenses	40,419,079
Fee/expense recovery (Note 5)	11

Net expenses	40,419,090

Net investment income	196,220,474

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on:
Investments	90,234,514
Foreign currency transactions	589,086
Net change in unrealized appreciation (depreciation) on:
Investments	192,345,608
Foreign currency translations	803,185

Net realized and unrealized gain on investments and foreign currency transactions	283,972,393

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$480,192,867

See accompanying notes to financial statements.

25  |

Statement of Changes in Net Assets

	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
FROM OPERATIONS:
Net investment income	$196,220,474	$457,104,505
Net realized gain on investments and foreign currency transactions	90,823,600	279,257,933
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	193,148,793	(589,427,566)

Net increase in net assets resulting from operations	480,192,867	146,934,872

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(53,737,444)	(137,547,979)
Class B	(143,402)	(434,962)
Class C	(31,645,348)	(86,375,065)
Class N	(51,767)	(330)
Class Y	(141,558,193)	(341,402,630)
Admin Class	(449,365)	(914,415)
Net realized capital gains
Class A	(61,443,747)	(27,197,220)
Class B	(193,236)	(106,865)
Class C	(42,676,071)	(20,576,316)
Class N	(71,304)	—
Class Y	(149,212,926)	(63,063,034)
Admin Class	(529,493)	(171,884)

Total distributions	(481,712,296)	(677,790,700)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(369,102,883)	(1,217,980,423)

Net decrease in net assets	(370,622,312)	(1,748,836,251)
NET ASSETS
Beginning of the period	10,338,810,475	12,087,646,726

End of the period	$9,968,188,163	$10,338,810,475

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(16,089,235)	$15,275,810

See accompanying notes to financial statements.

|  26

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
Class A
3/31/2014(f)	$12.22	$0.24	$0.35	$0.59	$(0.28)	$(0.32)	$(0.60)
9/30/2013	12.76	0.48	(0.30)	0.18	(0.60)	(0.12)	(0.72)
9/30/2012	12.12	0.51	0.86	1.37	(0.62)	(0.11)	(0.73)
9/30/2011	12.56	0.57	(0.15)	0.42	(0.60)	(0.26)	(0.86)
9/30/2010	11.64	0.55	0.96	1.51	(0.56)	(0.03)	(0.59)
9/30/2009	10.54	0.60	1.22	1.82	(0.59)	(0.13)	(0.72)
Class B
3/31/2014(f)	12.16	0.19	0.35	0.54	(0.23)	(0.32)	(0.55)
9/30/2013	12.70	0.39	(0.31)	0.08	(0.50)	(0.12)	(0.62)
9/30/2012	12.06	0.42	0.86	1.28	(0.53)	(0.11)	(0.64)
9/30/2011	12.50	0.47	(0.14)	0.33	(0.51)	(0.26)	(0.77)
9/30/2010	11.59	0.45	0.95	1.40	(0.46)	(0.03)	(0.49)
9/30/2009	10.50	0.51	1.21	1.72	(0.50)	(0.13)	(0.63)
Class C
3/31/2014(f)	12.11	0.19	0.35	0.54	(0.23)	(0.32)	(0.55)
9/30/2013	12.66	0.39	(0.32)	0.07	(0.50)	(0.12)	(0.62)
9/30/2012	12.03	0.42	0.85	1.27	(0.53)	(0.11)	(0.64)
9/30/2011	12.47	0.47	(0.14)	0.33	(0.51)	(0.26)	(0.77)
9/30/2010	11.56	0.46	0.96	1.42	(0.48)	(0.03)	(0.51)
9/30/2009	10.47	0.52	1.22	1.74	(0.52)	(0.13)	(0.65)
Class N
3/31/2014(f)	12.22	0.26	0.35	0.61	(0.30)	(0.32)	(0.62)
9/30/2013*	12.66	0.34	(0.46)	(0.12)	(0.32)	—	(0.32)
Class Y
3/31/2014(f)	12.23	0.25	0.35	0.60	(0.29)	(0.32)	(0.61)
9/30/2013	12.77	0.52	(0.31)	0.21	(0.63)	(0.12)	(0.75)
9/30/2012	12.13	0.54	0.86	1.40	(0.65)	(0.11)	(0.76)
9/30/2011	12.56	0.60	(0.14)	0.46	(0.63)	(0.26)	(0.89)
9/30/2010	11.65	0.58	0.95	1.53	(0.59)	(0.03)	(0.62)
9/30/2009	10.55	0.62	1.23	1.85	(0.62)	(0.13)	(0.75)
Admin Class
3/31/2014(f)	12.20	0.22	0.35	0.57	(0.26)	(0.32)	(0.58)
9/30/2013	12.74	0.45	(0.30)	0.15	(0.57)	(0.12)	(0.69)
9/30/2012	12.11	0.48	0.85	1.33	(0.59)	(0.11)	(0.70)
9/30/2011	12.55	0.54	(0.15)	0.39	(0.57)	(0.26)	(0.83)
9/30/2010**	11.80	0.33	0.73	1.06	(0.31)	—	(0.31)

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
**	From commencement of Class operations on February 1, 2010 through September 30, 2010.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.

See accompanying notes to financial statements.

27  |

			Ratios to Average Net Assets:

Net asset value, end of the period	Total return (%) (b)(c)	Net assets, end of the period (000’s)	Net expenses (%) (d)(e)		Gross expenses (%) (e)		Net investment income (%) (e)	Portfolio turnover rate (%)

$12.21	4.93	$2,333,328	0.84		0.84		3.93	8
12.22	1.34	2,431,718	0.83		0.83		3.85	30
12.76	11.74	2,960,119	0.84		0.84		4.17	19
12.12	3.47	2,705,810	0.81		0.81		4.56	19
12.56	13.41	3,092,956	0.81		0.81		4.58	25
11.64	18.64	2,946,489	0.80		0.80		5.87	30

12.15	4.55	7,017	1.59		1.59		3.18	8
12.16	0.57	7,972	1.58		1.58		3.09	30
12.70	10.96	12,507	1.59		1.59		3.42	19
12.06	2.70	13,549	1.56		1.56		3.81	19
12.50	12.43	17,113	1.65		1.65		3.74	25
11.59	17.59	17,489	1.67		1.67		5.07	30

12.10	4.57	1,580,800	1.59		1.59		3.18	8
12.11	0.50	1,746,822	1.58		1.58		3.10	30
12.66	10.91	2,281,142	1.59		1.59		3.42	19
12.03	2.71	2,091,834	1.56		1.56		3.81	19
12.47	12.58	2,593,324	1.56		1.56		3.83	25
11.56	17.80	2,495,305	1.56		1.56		5.09	30

12.21	5.09	3,982	0.47	(g)	0.47	(g)	4.36	8
12.22	(0.95)	41	0.65		0.78		4.18	30

12.22	5.05	6,021,801	0.59		0.59		4.18	8
12.23	1.60	6,130,700	0.58		0.58		4.11	30
12.77	12.01	6,817,911	0.59		0.59		4.41	19
12.13	3.81	4,887,742	0.56		0.56		4.81	19
12.56	13.60	4,473,001	0.56		0.56		4.82	25
11.65	18.94	3,531,187	0.54		0.54		6.01	30

12.19	4.80	21,261	1.09		1.09		3.68	8
12.20	1.10	21,557	1.08		1.08		3.62	30
12.74	11.41	15,968	1.09		1.09		3.89	19
12.11	3.26	5,967	1.07		1.07		4.32	19
12.55	9.13	879	1.08		7.68		4.06	25

(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period, if applicable. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	For the six months ended March 31, 2014 (Unaudited).
(g)	Includes fee/expense recovery of less than 0.01%

See accompanying notes to financial statements.

|  28

Notes to Financial Statements

March 31, 2014 (Unaudited)

1.  Organization.  Loomis Sayles Funds II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in these financial statements pertains to Loomis Sayles Investment Grade Bond Fund (the “Fund”).

The Fund is a diversified investment company.

The Fund offers Class A, Class C, Class N, Class Y and Admin Class shares. Effective October 12, 2007, Class B shares are no longer offered. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the prospectus.

Class A shares are sold with a maximum front-end sales charge of 4.50%. Class B shares do not pay a front-end sales charge; however, they are charged higher Rule 12b-1 fees, and are subject to a contingent deferred sales charge (“CDSC”) if such shares are redeemed within six years of purchase. After eight years of ownership, Class B shares convert to Class A shares. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are primarily intended for employer-sponsored retirement plans. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Fund’s prospectus. Admin Class shares do not pay a front-end sales charge or a CDSC, but do pay a Rule 12b-1 fee. Class N and Admin Class shares are offered exclusively through intermediaries.

Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trust. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees for Class A, Class B, Class C and Admin Class and transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial

29  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

statements. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value.)

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such

|  30

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time a Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

31  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

No forward foreign currency contracts were held by the Fund during the six months ended March 31, 2014.

e.  Federal and Foreign Income Taxes.  The Trust treats each fund as a separate entity for federal income tax purposes. The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of March 31, 2014 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets

|  32

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency transactions, paydowns, contingent payment debt instruments and premium amortization. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to premium amortization, deferred Trustees’ fees, defaulted bond accruals, contingent payment debt instruments and wash sales. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2013 was as follows:

2013 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$575,333,718	$102,456,982	$677,790,700

Differences between these amounts and those reported in the Statement of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

g.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the

33  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

h.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the six months ended March 31, 2014, the Fund did not loan securities under this agreement.

i.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

|  34

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$23,139,303	$125,770,265	(b)	$148,909,568
Airlines	—	3,185,496	297,852,297	(b)	301,037,793
Non-Captive Consumer	1,349,524	231,382,382	—		232,731,906
All Other Non-Convertible Bonds(a)	—	7,883,047,800	—		7,883,047,800

Total Non-Convertible Bonds	1,349,524	8,140,754,981	423,622,562		8,565,727,067

Convertible Bonds(a)	—	507,760,808	—		507,760,808
Municipals(a)	—	90,886,204	—		90,886,204

Total Bonds and Notes	1,349,524	8,739,401,993	423,622,562		9,164,374,079

Senior Loans(a)	—	52,060,511	—		52,060,511
Common Stocks(a)	365,391,000	—	—		365,391,000
Preferred Stocks(a)	26,464,204	—	—		26,464,204
Short-Term Investments	—	229,853,638	—		229,853,638

Total	$393,204,728	$9,021,316,142	$423,622,562		$9,838,143,432

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may

35  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or March 31, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$67,016,089	$—	$3,979	$588,530	$60,660,658
Airlines	292,528,124	206,004	166,766	10,679,267	—

Total	$359,544,213	$206,004	$170,745	$11,267,797	$60,660,658

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Other	$(2,498,991)	$—	$—	$125,770,265	$588,530
Airlines	(8,892,476)	3,164,612	—	297,852,297	10,679,267

Total	$(11,391,467)	$3,164,612	$—	$423,622,562	$11,267,797

|  36

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

A debt security valued at $3,164,612 was transferred from Level 2 to Level 3 during the period ended March 31, 2014. At March 31, 2014, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

All transfers are recognized as of the beginning of the reporting period.

4.  Purchases and Sales of Securities.  For the six months ended March 31, 2014, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were $413,809,710 and $1,009,320,647, respectively. Purchases and sales of U.S. Government/Agency securities (excluding short-term investments and including paydowns) were $400,175,781 and $384,034,679, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.40% of the first $15 billion of the Fund’s average daily net assets and 0.38% of the Fund’s average daily net assets in excess of $15 billion, calculated daily and payable monthly.

Loomis Sayles has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. This undertaking is in effect until January 31, 2015 and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended March 31, 2014, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class B	Class C	Class N	Class Y	Admin Class
0.95%	1.70%	1.70%	0.65%	0.70%	1.20%

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2014, the management fees for the Fund were $19,830,095 (effective rate of 0.40% of average daily net assets).

37  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

For the six months ended March 31, 2014, expense reimbursements related to the prior fiscal year of $11 have been recovered for Class N.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”), a Distribution and Service Plan relating to the Fund’s Class B and Class C shares (the “Class B and Class C Plans”), and a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Class A Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B and Class C shares.

Under the Admin Class Plan, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Admin Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of the Fund may pay NGAM Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily

|  38

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2014, the service and distribution fees for the Fund were as follows:

Service Fees				Distribution Fees
Class A	Class B	Class C	Admin Class	Class B	Class C	Admin Class
$2,939,000	$9,301	$2,043,170	$26,303	$27,904	$6,129,512	$26,303

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2014, the administrative fees for the Fund were $2,175,828.

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2014, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $5,781,517.

39  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

As of March 31, 2014, the Fund owes NGAM Distribution $137,242 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

Sub-transfer agent fees attributable to Class A, Class B, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution were $661,304 for the six months ended March 31, 2014.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. Effective January 1, 2014, the Chairperson of the Board receives a retainer fee at the annual rate of $300,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $130,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairperson (except for the Chairperson of the Governance Committee) receives an additional retainer fee at an annual rate of $17,500. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2014, the Chairperson of the Board received a retainer fee at the annual rate of $285,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $115,000. All other Trustees fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis

|  40

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

g.  Affiliated Ownership.  As of March 31, 2014, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of the Fund representing 0.07% of net assets.

Investment activities of affiliated shareholders could have material impacts on the Fund.

6.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended March 31, 2014, the Fund incurred the following class-specific expenses:

	Class A	Class B	Class C	Class N	Class Y	Admin Class
Transfer Agent Fees and Expenses	$1,447,472	$4,581	$1,006,185	$27	$3,631,033	$12,957

Transfer agent fees and expenses attributable to Class A, Class B, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each Fund that participates in the line of credit. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2014, the Fund had no borrowings under this agreement.

8.  Concentration of Risk.  The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

9.  Concentration of Ownership.  From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of March 31, 2014, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on

41  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Number of > 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 5)	Total Percentage of Ownership
1	17.19%	0.07%	17.26%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

10.  Capital Shares.   The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2014		Year Ended September 30, 2013*
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	30,486,574	$369,863,405	65,384,516	$824,657,215
Issued in connection with the reinvestment of distributions	8,356,856	100,054,208	11,205,711	140,613,943
Redeemed	(46,754,735)	(566,540,804)	(109,489,794)	(1,363,484,888)

Net change	(7,911,305)	$(96,623,191)	(32,899,567)	$(398,213,730)

Class B
Issued from the sale of shares	8,769	$104,667	19,932	$250,047
Issued in connection with the reinvestment of distributions	17,636	210,091	26,217	327,849
Redeemed	(104,492)	(1,260,633)	(375,212)	(4,657,988)

Net change	(78,087)	$(945,875)	(329,063)	$(4,080,092)

Class C
Issued from the sale of shares	6,085,652	$72,791,650	16,055,822	$201,222,605
Issued in connection with the reinvestment of distributions	3,944,212	46,823,004	5,110,753	63,653,947
Redeemed	(23,589,547)	(283,590,755)	(57,170,562)	(705,694,940)

Net change	(13,559,683)	$(163,976,101)	(36,003,987)	$(440,818,388)

Class N
Issued from the sale of shares	351,635	$4,288,567	3,814	$46,815
Issued in connection with the reinvestment of distributions	10,310	123,070	28	330
Redeemed	(39,195)	(474,224)	(497)	(6,093)

Net change	322,750	$3,937,413	3,345	$41,052

|  42

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

10.  Capital Shares (continued).

	Six Months Ended March 31, 2014		Year Ended September 30, 2013*
	Shares	Amount	Shares	Amount
Class Y
Issued from the sale of shares	78,708,301	$952,678,511	159,420,265	$2,006,761,237
Issued in connection with the reinvestment of distributions	21,534,105	258,109,374	27,504,363	345,126,073
Redeemed	(108,802,010)	(1,321,970,550)	(219,327,621)	(2,733,370,926)

Net change	(8,559,604)	$(111,182,665)	(32,402,993)	$(381,483,616)

Admin Class
Issued from the sale of shares	566,228	$6,818,616	1,283,717	$16,138,159
Issued in connection with the reinvestment of distributions	33,890	404,988	39,685	496,698
Redeemed	(622,989)	(7,536,068)	(809,135)	(10,060,506)

Net change	(22,871)	$(312,464)	514,267	$6,574,351

Increase (decrease) from capital share transactions	(29,808,800)	$(369,102,883)	(101,117,998)	$(1,217,980,423)

*	From commencement of operations on February 1, 2013 through September 30, 2013 for Class N shares.

43  |

Loomis Sayles Small Cap Growth Fund

Loomis Sayles Small Cap Value Fund

Semiannual Report

March 31, 2014

Portfolio Review	1
Portfolio of Investments	6
Financial Statements	20
Notes to Financial Statements	27

LOOMIS SAYLES SMALL CAP GROWTH FUND

Managers	Symbols
Mark F. Burns, CFA®	Institutional Class	LSSIX
John J. Slavik, CFA®	Retail Class	LCGRX
	Class N	LSSNX

Objective

Long-term capital growth from investments in common stocks or other equity securities

Average Annual Total Returns — March 31, 2014(b)

	6 Months	1 Year	5 Years	10 Years	Life of Class N

Institutional Class (Inception 12/31/96)	7.39%	31.74%	26.46%	11.58%	—%
Retail Class (Inception 12/31/96)	7.28	31.39	26.13	11.29	—
Class N (Inception 2/1/13)	7.39	31.78	—	—	33.69
Comparative Performance
Russell 2000® Growth Index(a)	8.70	27.19	25.24	8.87	28.72

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

(a)	See page 3 for a description of the index.

(b)	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

1  |

LOOMIS SAYLES SMALL CAP VALUE FUND

Managers	Symbols
Joseph R. Gatz, CFA®	Institutional Class	LSSCX
Jeffrey Schwartz, CFA®	Retail Class	LSCRX
	Admin Class	LSVAX
	Class N	LSCNX

Objective

Long-term capital growth from investments in common stocks or other equity securities

Average Annual Total Returns — March 31, 2014(b)

	6 Months	1 Year	5 Years	10 Years	Life of Class N

Institutional Class (Inception 5/13/91)	10.23%	22.58%	23.33%	9.94%	—%
Retail Class (Inception 12/31/96)	10.08	22.26	23.02	9.66	—
Admin Class (Inception 1/2/98)	9.94	21.95	22.70	9.38	—
Class N (Inception 2/1/13)	10.27	22.66	—	—	24.32

Comparative Performance
Russell 2000® Value Index(a)	11.24	22.65	23.33	8.07	23.79
Russell 2000® Index(a)	9.94	24.90	24.31	8.53	26.22

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

(a)	See page 3 for a description of the index.

(b)	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  2

ADDITIONAL INFORMATION

Index Definitions

Indices are unmanaged and do not have expenses that affect results, unlike mutual funds. Index returns are adjusted for the reinvestment of capital gain distributions and income dividends. It is not possible to invest directly in an index.

Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe.

Russell 2000® Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, (i) by calling Loomis Sayles at 800-633-3330; (ii) on the Funds’ website, www.loomissayles.com, and (iii) on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available on (i) the Funds’ website and (ii) the SEC’s website.

Quarterly Portfolio Schedules

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees),

3  |

and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each fund shows the actual amount of fund expenses you would have paid on a $1,000 investment in the fund from October 1, 2013 through March 31, 2014. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each fund provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Small Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period* 10/1/2013 – 3/31/2014
Actual	$1,000.00	$1,073.90	$4.86
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.73

Retail Class
Actual	$1,000.00	$1,072.80	$6.30
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.14

Class N
Actual	$1,000.00	$1,073.90	$4.29
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.18

*   Expenses are equal to the Fund’s annualized expense ratio: 0.94%, 1.22% and 0.83% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

|  4

Loomis Sayles Small Cap Value Fund

Institutional Class	Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period* 10/1/2013 – 3/31/2014
Actual	$1,000.00	$1,102.30	$4.72
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53

Retail Class
Actual	$1,000.00	$1,100.80	$6.02
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79

Admin Class
Actual	$1,000.00	$1,099.40	$7.33
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04

Class N
Actual	$1,000.00	$1,102.70	$4.46
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28

*   Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.90%, 1.15%, 1.40% and 0.85% for Institutional Class, Retail Class, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

5  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 95.6% of Net Assets

	Aerospace & Defense – 1.2%
344,738	Hexcel Corp.(b)	$15,009,893

	Air Freight & Logistics – 1.2%
526,469	XPO Logistics, Inc.(b)	15,483,453

	Airlines – 1.1%
226,568	Spirit Airlines, Inc.(b)	13,458,140

	Auto Components – 2.2%
248,056	Dorman Products, Inc.(b)	14,650,188
247,306	Drew Industries, Inc.	13,403,985

		28,054,173

	Banks – 4.0%
208,183	Bank of the Ozarks, Inc.	14,168,935
713,815	Boston Private Financial Holdings, Inc.	9,657,917
226,424	Pinnacle Financial Partners, Inc.	8,488,636
391,834	PrivateBancorp, Inc.	11,954,855
50,050	SVB Financial Group(b)	6,445,439

		50,715,782

	Biotechnology – 3.9%
149,571	Acceleron Pharma, Inc.(b)	5,160,200
102,267	Cubist Pharmaceuticals, Inc.(b)	7,480,831
440,105	Emergent Biosolutions, Inc.(b)	11,121,453
683,536	Exact Sciences Corp.(b)	9,685,705
42,773	KYTHERA Biopharmaceuticals, Inc.(b)	1,700,654
454,637	Neurocrine Biosciences, Inc.(b)	7,319,656
245,480	PTC Therapeutics, Inc.(b)	6,416,847

		48,885,346

	Building Products – 0.9%
353,854	Apogee Enterprises, Inc.	11,758,568

	Capital Markets – 1.9%
223,771	Artisan Partners Asset Management, Inc.	14,377,287
198,504	Financial Engines, Inc.	10,080,033

		24,457,320

	Chemicals – 1.1%
483,745	Flotek Industries, Inc.(b)	13,472,298

	Commercial Services & Supplies – 0.9%
577,928	Interface, Inc.	11,876,420

	Communications Equipment – 0.7%
402,379	Ciena Corp.(b)	9,150,098

	Construction & Engineering – 1.1%
306,878	MasTec, Inc.(b)	13,330,780

See accompanying notes to financial statements.

|  6

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – 0.9%
254,312	Encore Capital Group, Inc.(b)	$11,622,058

	Distributors – 1.1%
218,785	Pool Corp.	13,415,896

	Diversified Consumer Services – 4.1%
349,681	Bright Horizons Family Solutions, Inc.(b)	13,676,024
334,583	Grand Canyon Education, Inc.(b)	15,625,026
858,898	LifeLock, Inc.(b)	14,695,745
395,620	Nord Anglia Education, Inc.(b)	7,584,035

		51,580,830

	Diversified Financial Services – 0.8%
178,535	MarketAxess Holdings, Inc.	10,572,843

	Diversified Telecommunication Services – 1.0%
1,213,531	8x8, Inc.(b)	13,118,270

	Electrical Equipment – 0.7%
359,189	Thermon Group Holdings, Inc.(b)	8,326,001

	Electronic Equipment, Instruments & Components – 3.3%
141,686	FEI Co.	14,596,492
151,533	IPG Photonics Corp.(b)	10,770,965
236,920	Measurement Specialties, Inc.(b)	16,075,022

		41,442,479

	Energy Equipment & Services – 2.8%
108,184	Dril-Quip, Inc.(b)	12,127,426
407,257	Forum Energy Technologies, Inc.(b)	12,616,822
476,422	Helix Energy Solutions Group, Inc.(b)	10,948,178

		35,692,426

	Food & Staples Retailing – 1.1%
217,098	Susser Holdings Corp.(b)	13,562,112

	Health Care Equipment & Supplies – 7.3%
234,849	Cardiovascular Systems, Inc.(b)	7,465,850
176,004	Cynosure, Inc.(b)	5,156,917
528,509	Globus Medical, Inc.(b)	14,053,054
252,928	Insulet Corp.(b)	11,993,846
686,861	Novadaq Technologies, Inc.(b)	15,303,263
361,895	Quidel Corp.(b)	9,879,734
575,875	Spectranetics Corp.(b)	17,454,771
337,838	Wright Medical Group, Inc.(b)	10,496,627

		91,804,062

	Health Care Providers & Services – 3.7%
294,798	Acadia Healthcare Co., Inc.(b)	13,301,286
224,078	IPC The Hospitalist Co.(b)	10,997,748

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Providers & Services – continued
55,315	MWI Veterinary Supply, Inc.(b)	$8,608,120
319,961	Team Health Holdings, Inc.(b)	14,318,255

		47,225,409

	Health Care Technology – 1.4%
416,003	HMS Holdings Corp.(b)	7,924,857
172,496	Medidata Solutions, Inc.(b)	9,373,433

		17,298,290

	Hotels, Restaurants & Leisure – 3.3%
168,300	Chuy’s Holdings, Inc.(b)	7,260,462
236,921	Noodles & Co.(b)	9,351,272
279,130	Popeyes Louisiana Kitchen, Inc.(b)	11,343,843
190,431	Vail Resorts, Inc.	13,273,041

		41,228,618

	Internet & Catalog Retail – 1.2%
410,957	HomeAway, Inc.(b)	15,480,750

	Internet Software & Services – 6.8%
235,083	Cornerstone OnDemand, Inc.(b)	11,253,423
44,463	CoStar Group, Inc.(b)	8,303,021
243,676	Cvent, Inc.(b)	8,808,887
430,279	Dealertrack Technologies, Inc.(b)	21,165,424
270,181	Envestnet, Inc.(b)	10,855,873
344,127	Everyday Health, Inc.(b)	4,814,337
144,982	OpenTable, Inc.(b)	11,153,465
129,977	Shutterstock, Inc.(b)	9,437,630

		85,792,060

	IT Services – 1.8%
286,795	Cardtronics, Inc.(b)	11,141,986
463,448	InterXion Holding NV(b)	11,113,483

		22,255,469

	Life Sciences Tools & Services – 0.7%
206,783	Fluidigm Corp.(b)	9,112,927

	Machinery – 3.9%
489,117	Manitowoc Co., Inc. (The)	15,382,730
44,079	Middleby Corp. (The)(b)	11,646,112
151,092	Proto Labs, Inc.(b)	10,224,396
183,382	RBC Bearings, Inc.(b)	11,681,433

		48,934,671

	Oil, Gas & Consumable Fuels – 3.8%
197,230	Diamondback Energy, Inc.(b)	13,275,551
201,815	Gulfport Energy Corp.(b)	14,365,192

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Oil, Gas & Consumable Fuels – continued
250,943	Oasis Petroleum, Inc.(b)	$10,471,851
207,458	Rosetta Resources, Inc.(b)	9,663,394

		47,775,988

	Pharmaceuticals – 1.3%
265,503	Medicines Co. (The)(b)	7,545,595
125,692	Pacira Pharmaceuticals, Inc.(b)	8,797,183

		16,342,778

	Professional Services – 5.4%
174,214	Advisory Board Co. (The)(b)	11,193,250
238,277	Corporate Executive Board Co. (The)	17,687,302
198,028	Huron Consulting Group, Inc.(b)	12,551,015
340,633	On Assignment, Inc.(b)	13,145,027
250,166	WageWorks, Inc.(b)	14,036,814

		68,613,408

	Road & Rail – 1.3%
174,139	Genesee & Wyoming, Inc., Class A(b)	16,947,208

	Semiconductors & Semiconductor Equipment – 4.7%
280,203	Cavium, Inc.(b)	12,253,277
189,590	Hittite Microwave Corp.	11,951,754
338,779	Monolithic Power Systems, Inc.(b)	13,134,462
361,192	Semtech Corp.(b)	9,152,605
237,075	Silicon Laboratories, Inc.(b)	12,387,169

		58,879,267

	Software – 6.8%
385,382	Aspen Technology, Inc.(b)	16,324,782
100,732	CommVault Systems, Inc.(b)	6,542,543
303,268	FleetMatics Group PLC(b)	10,144,315
265,150	Gigamon, Inc.(b)	8,057,908
332,606	Guidewire Software, Inc.(b)	16,314,324
241,813	Imperva, Inc.(b)	13,468,984
105,857	Ultimate Software Group, Inc. (The)(b)	14,502,409

		85,355,265

	Specialty Retail – 2.2%
140,981	Cabela’s, Inc.(b)	9,235,665
189,660	Hibbett Sports, Inc.(b)	10,029,221
123,812	Restoration Hardware Holdings, Inc.(b)	9,111,325

		28,376,211

	Textiles, Apparel & Luxury Goods – 2.9%
144,344	Deckers Outdoor Corp.(b)	11,508,547
180,618	Oxford Industries, Inc.	14,124,328

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Textiles, Apparel & Luxury Goods – continued
507,341	Tumi Holdings, Inc.(b)	$11,481,127

		37,114,002

	Transportation Infrastructure – 1.1%
605,883	Wesco Aircraft Holdings, Inc.(b)	13,335,485

	Total Common Stocks (Identified Cost $888,729,273)	1,206,857,054

Principal Amount

Short-Term Investments – 4.5%
$56,015,648	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $56,015,648 on 4/01/2014 collateralized by $57,280,000 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $57,136,800 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $56,015,648)	56,015,648

	Total Investments – 100.1% (Identified Cost $944,744,921)(a)	1,262,872,702
	Other assets less liabilities – (0.1)%	(639,033)

	Net Assets – 100.0%	$1,262,233,669

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2014, the net unrealized appreciation on investments based on a cost of $944,744,921 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$332,330,420
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(14,202,639)

	Net unrealized appreciation	$318,127,781

(b)	Non-income producing security.

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Industry Summary at March 31, 2014 (Unaudited)

Health Care Equipment & Supplies	7.3%
Internet Software & Services	6.8
Software	6.8
Professional Services	5.4
Semiconductors & Semiconductor Equipment	4.7
Diversified Consumer Services	4.1
Banks	4.0
Machinery	3.9
Biotechnology	3.9
Oil, Gas & Consumable Fuels	3.8
Health Care Providers & Services	3.7
Electronic Equipment, Instruments & Components	3.3
Hotels, Restaurants & Leisure	3.3
Textiles, Apparel & Luxury Goods	2.9
Energy Equipment & Services	2.8
Specialty Retail	2.2
Auto Components	2.2
Other Investments, less than 2% each	24.5
Short-Term Investments	4.5

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)

Common Stocks – 95.9% of Net Assets

	Auto Components – 2.0%
374,253	Dana Holding Corp.	$8,708,867
272,262	Fox Factory Holding Corp.(b)	5,145,752
197,774	Remy International, Inc.	4,671,422
119,820	Tenneco, Inc.(b)	6,957,947

		25,483,988

	Banks – 13.0%
433,363	BancorpSouth, Inc.	10,816,740
598,271	Cathay General Bancorp	15,070,447
153,992	City National Corp.	12,122,250
552,601	CVB Financial Corp.	8,786,356
565,223	First Financial Bancorp	10,162,710
110,498	First Financial Bankshares, Inc.	6,827,671
154,884	IBERIABANK Corp.	10,865,113
293,141	PacWest Bancorp	12,607,994
241,496	Pinnacle Financial Partners, Inc.	9,053,685
218,717	Popular, Inc.(b)	6,778,040
198,069	Prosperity Bancshares, Inc.	13,102,264
129,043	Signature Bank(b)	16,206,510
354,204	Talmer Bancorp, Inc., Class A(b)	5,185,547
158,640	Texas Capital Bancshares, Inc.(b)	10,302,082
412,624	Tristate Capital Holdings, Inc.(b)	5,863,387
270,808	Wintrust Financial Corp.	13,177,517

		166,928,313

	Building Products – 1.2%
141,358	Armstrong World Industries, Inc.(b)	7,527,313
137,286	Masonite International Corp.(b)	7,759,405

		15,286,718

	Capital Markets – 1.4%
303,314	Safeguard Scientifics, Inc.(b)	6,727,504
230,480	Stifel Financial Corp.(b)	11,468,685

		18,196,189

	Chemicals – 3.0%
227,892	Cabot Corp.	13,459,302
145,011	Minerals Technologies, Inc.	9,361,910
320,458	Tronox Ltd., Class A	7,617,287
54,750	WR Grace & Co.(b)	5,429,557
126,603	Zep, Inc.	2,240,873

		38,108,929

	Commercial Services & Supplies – 4.2%
437,733	KAR Auction Services, Inc.	13,285,197
409,597	Knoll, Inc.	7,450,569

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Small Cap Value Fund  – continued

Shares	Description	Value (†)

Common Stocks – continued

	Commercial Services & Supplies – continued
140,089	McGrath Rentcorp	$4,897,511
282,932	Rollins, Inc.	8,555,864
234,651	Viad Corp.	5,641,010
176,194	Waste Connections, Inc.	7,727,869
267,520	West Corp.	6,401,754

		53,959,774

	Communications Equipment – 0.6%
563,809	Calix, Inc.(b)	4,752,910
96,321	NETGEAR, Inc.(b)	3,248,907

		8,001,817

	Construction & Engineering – 1.1%
249,857	MYR Group, Inc.(b)	6,326,379
278,165	Primoris Services Corp.	8,339,387

		14,665,766

	Consumer Finance – 0.6%
43,835	Credit Acceptance Corp.(b)	6,231,145
225,188	DFC Global Corp.(b)	1,988,410

		8,219,555

	Distributors – 0.5%
86,218	Core-Mark Holding Co., Inc.	6,259,427

	Diversified Financial Services – 0.7%
149,739	MarketAxess Holdings, Inc.	8,867,544

	Diversified Telecommunication Services – 0.3%
290,177	Premiere Global Services, Inc.(b)	3,499,535

	Electric Utilities – 2.5%
264,554	ALLETE, Inc.	13,867,921
174,513	ITC Holdings Corp.	6,518,060
306,460	UIL Holdings Corp.	11,280,793

		31,666,774

	Electrical Equipment – 1.6%
117,867	AZZ, Inc.	5,266,298
141,728	EnerSys	9,820,333
126,897	General Cable Corp.	3,249,832
143,353	Global Power Equipment Group, Inc.	2,851,291

		21,187,754

	Electronic Equipment, Instruments & Components – 4.4%
150,705	Belden, Inc.	10,489,068
372,437	Checkpoint Systems, Inc.(b)	4,998,105
148,455	Littelfuse, Inc.	13,901,326

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Small Cap Value Fund  – continued

Shares	Description	Value (†)

Common Stocks – continued

	Electronic Equipment, Instruments & Components – continued
226,649	Methode Electronics, Inc.	$6,949,058
161,095	Rogers Corp.(b)	10,055,550
674,195	Vishay Intertechnology, Inc.	10,032,022

		56,425,129

	Energy Equipment & Services – 2.5%
142,713	Bristow Group, Inc.	10,777,686
512,806	Helix Energy Solutions Group, Inc.(b)	11,784,282
1,400,777	Parker Drilling Co.(b)	9,931,509

		32,493,477

	Food & Staples Retailing – 1.2%
90,915	Casey’s General Stores, Inc.	6,144,945
404,895	Spartan Stores, Inc.	9,397,613

		15,542,558

	Food Products – 0.7%
309,970	Darling International, Inc.(b)	6,205,599
28,766	J & J Snack Foods Corp.	2,760,673

		8,966,272

	Health Care Equipment & Supplies – 1.3%
47,311	Haemonetics Corp.(b)	1,541,866
135,292	SurModics, Inc.(b)	3,057,599
108,441	Teleflex, Inc.	11,629,213

		16,228,678

	Health Care Providers & Services – 1.7%
226,782	Bio-Reference Labs, Inc.(b)	6,277,326
647,599	BioScrip, Inc.(b)	4,520,241
94,857	Hanger Orthopedic Group, Inc.(b)	3,194,784
117,018	WellCare Health Plans, Inc.(b)	7,432,983

		21,425,334

	Health Care Technology – 0.6%
302,008	MedAssets, Inc.(b)	7,462,618

	Hotels, Restaurants & Leisure – 4.0%
134,940	Churchill Downs, Inc.	12,320,022
56,446	Cracker Barrel Old Country Store, Inc.	5,488,809
604,037	Diamond Resorts International, Inc.(b)	10,238,427
226,239	Marriott Vacations Worldwide Corp.(b)	12,649,023
260,561	Six Flags Entertainment Corp.	10,461,524

		51,157,805

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Household Durables – 1.1%
179,677	Jarden Corp.(b)	$10,750,075
108,374	La-Z-Boy, Inc.	2,936,935

		13,687,010

	Industrial Conglomerates – 0.8%
304,445	Raven Industries, Inc.	9,970,574

	Insurance – 3.3%
432,111	Employers Holdings, Inc.	8,741,606
315,918	HCC Insurance Holdings, Inc.	14,371,110
209,619	ProAssurance Corp.	9,334,334
129,631	Reinsurance Group of America, Inc., Class A	10,322,516

		42,769,566

	Internet & Catalog Retail – 1.4%
148,154	HSN, Inc.	8,849,238
69,514	Liberty Ventures, Series A(b)	9,059,760

		17,908,998

	Internet Software & Services – 0.8%
225,977	Blucora, Inc.(b)	4,449,487
330,201	Perficient, Inc.(b)	5,983,242

		10,432,729

	IT Services – 2.8%
444,951	Convergys Corp.	9,748,876
307,284	Euronet Worldwide, Inc.(b)	12,779,942
138,340	WEX, Inc.(b)	13,149,217

		35,678,035

	Machinery – 6.0%
151,136	Actuant Corp., Class A	5,161,294
76,947	Alamo Group, Inc.	4,180,531
217,824	Albany International Corp., Class A	7,741,465
357,860	Altra Industrial Motion Corp.	12,775,602
436,753	John Bean Technologies Corp.	13,495,668
174,087	RBC Bearings, Inc.(b)	11,089,342
271,346	TriMas Corp.(b)	9,008,687
167,418	Wabtec Corp.	12,974,895

		76,427,484

	Marine – 0.9%
117,106	Kirby Corp.(b)	11,856,982

	Media – 2.8%
334,144	Carmike Cinemas, Inc.(b)	9,977,540
327,453	E.W. Scripps Co. (The), Class A(b)	5,802,467

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Media – continued
180,302	John Wiley & Sons, Inc., Class A	$10,392,607
205,570	Live Nation Entertainment, Inc.(b)	4,471,148
371,024	National CineMedia, Inc.	5,565,360

		36,209,122

	Metals & Mining – 2.9%
314,324	Globe Specialty Metals, Inc.	6,544,226
173,984	Haynes International, Inc.	9,395,136
479,917	Horsehead Holding Corp.(b)	8,072,204
39,660	Reliance Steel & Aluminum Co.	2,802,375
480,968	SunCoke Energy, Inc.(b)	10,985,309

		37,799,250

	Multi-Utilities – 0.8%
226,340	NorthWestern Corp.	10,735,306

	Multiline Retail – 0.4%
283,695	Fred’s, Inc. Class A	5,109,347

	Oil, Gas & Consumable Fuels – 0.7%
218,994	EPL Oil & Gas, Inc.(b)	8,453,168

	Pharmaceuticals – 0.5%
99,525	Mallinckrodt PLC(b)	6,310,880

	Professional Services – 0.7%
177,144	Insperity, Inc.	5,487,921
235,560	RPX Corp.(b)	3,834,917

		9,322,838

	REITs—Apartments – 2.1%
229,731	American Campus Communities, Inc.	8,580,453
120,264	Home Properties, Inc.	7,230,271
154,574	Mid-America Apartment Communities, Inc.	10,552,767

		26,363,491

	REITs—Diversified – 0.7%
219,944	Potlatch Corp.	8,509,633

	REITs—Healthcare – 0.8%
313,973	Omega Healthcare Investors, Inc.	10,524,375

	REITs—Hotels – 0.8%
1,749,221	Hersha Hospitality Trust	10,197,958

	REITs—Office Property – 0.8%
515,069	BioMed Realty Trust, Inc.	10,553,764

	REITs—Shopping Centers – 0.8%
675,107	Retail Opportunity Investments Corp.	10,086,099

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	REITs—Single Tenant – 0.5%
189,580	National Retail Properties, Inc.	$6,506,386

	REITs—Storage – 1.9%
678,569	CubeSmart	11,644,244
174,538	Sovran Self Storage, Inc.	12,819,816

		24,464,060

	Road & Rail – 2.2%
171,625	Avis Budget Group, Inc.(b)	8,358,138
60,650	Genesee & Wyoming, Inc., Class A(b)	5,902,458
235,552	Old Dominion Freight Line, Inc.(b)	13,365,220

		27,625,816

	Semiconductors & Semiconductor Equipment – 1.6%
333,727	Semtech Corp.(b)	8,456,642
617,170	Teradyne, Inc.(b)	12,275,511

		20,732,153

	Software – 2.3%
147,890	Monotype Imaging Holdings, Inc.	4,457,404
227,141	SS&C Technologies Holdings, Inc.(b)	9,090,183
284,773	Synchronoss Technologies, Inc.(b)	9,764,866
134,847	Verint Systems, Inc.(b)	6,328,370

		29,640,823

	Specialty Retail – 2.6%
273,727	Barnes & Noble, Inc.(b)	5,720,894
164,757	Genesco, Inc.(b)	12,285,930
474,546	MarineMax, Inc.(b)	7,208,354
289,180	Sally Beauty Holdings, Inc.(b)	7,923,532

		33,138,710

	Technology Hardware, Storage & Peripherals – 0.4%
417,504	QLogic Corp.(b)	5,323,176

	Thrifts & Mortgage Finance – 0.8%
469,332	Capitol Federal Financial, Inc.	5,890,116
139,883	Federal Agricultural Mortgage Corp., Class C	4,651,110

		10,541,226

	Trading Companies & Distributors – 1.8%
86,073	DXP Enterprises, Inc.(b)	8,170,910
151,214	H&E Equipment Services, Inc.(b)	6,116,606
258,429	Rush Enterprises, Inc., Class A(b)	8,393,774

		22,681,290

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued
	Transportation Infrastructure – 0.6%
142,455	Macquarie Infrastructure Co. LLC	$8,158,398

	Water Utilities – 0.2%
109,040	Middlesex Water Co.	2,379,253

	Total Common Stocks (Identified Cost $776,310,104)	1,230,131,854

Closed-End Investment Companies – 1.0%
453,617	Ares Capital Corp.	7,992,731
362,797	Hercules Technology Growth Capital, Inc.	5,104,554

	Total Closed-End Investment Companies (Identified Cost $10,703,179)	13,097,285

Principal Amount

Short-Term Investments – 3.1%
$39,193,947	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $39,193,947 on 4/01/2014 collateralized by $40,900,000 U.S. Treasury Note, 0.750% due 3/31/2018 valued at $39,979,750 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $39,193,947)	39,193,947

	Total Investments – 100.0% (Identified Cost $826,207,230)(a)	1,282,423,086
	Other assets less liabilities – 0.0%	608,276

	Net Assets – 100.0%	$1,283,031,362

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2014, the net unrealized appreciation on investments based on a cost of $826,209,480 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$462,132,630
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(5,919,024)

	Net unrealized appreciation	$456,213,606

(b)	Non-income producing security.

REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Industry Summary at March 31, 2014 (Unaudited)

Banks	13.0%
Machinery	6.0
Electronic Equipment, Instruments & Components	4.4
Commercial Services & Supplies	4.2
Hotels, Restaurants & Leisure	4.0
Insurance	3.3
Chemicals	3.0
Metals & Mining	2.9
Media	2.8
IT Services	2.8
Specialty Retail	2.6
Energy Equipment & Services	2.5
Electric Utilities	2.5
Software	2.3
Road & Rail	2.2
REITs – Apartments	2.1
Auto Components	2.0
Other Investments, less than 2% each	34.3
Short-Term Investments	3.1

Total Investments	100.0
Other assets less liabilities	0.0

Net Assets	100.0%

See accompanying notes to financial statements.

19  |

Statements of Assets and Liabilities

March 31, 2014 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund
ASSETS
Investments at cost	$944,744,921	$826,207,230
Net unrealized appreciation	318,127,781	456,215,856

Investments at value	1,262,872,702	1,282,423,086
Cash	—	172,374
Receivable for Fund shares sold	2,106,114	1,248,100
Receivable for securities sold	14,983,019	564,213
Dividends receivable	92,389	1,153,821

TOTAL ASSETS	1,280,054,224	1,285,561,594

LIABILITIES
Payable for securities purchased	15,481,489	116,125
Payable for Fund shares redeemed	1,295,590	1,319,051
Management fees payable (Note 5)	817,214	784,865
Deferred Trustees’ fees (Note 5)	106,017	182,775
Administrative fees payable (Note 5)	47,492	47,354
Payable to distributor (Note 5d)	14,877	15,172
Other accounts payable and accrued expenses	57,876	64,890

TOTAL LIABILITIES	17,820,555	2,530,232

NET ASSETS	$1,262,233,669	$1,283,031,362

NET ASSETS CONSIST OF:
Paid-in capital	$872,757,477	$769,897,452
Accumulated net investment (loss)/Undistributed net investment income	(10,094,206)	1,893,001
Accumulated net realized gain on investments	81,442,617	55,025,053
Net unrealized appreciation on investments	318,127,781	456,215,856

NET ASSETS	$1,262,233,669	$1,283,031,362

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$1,031,388,553	$786,210,562

Shares of beneficial interest	39,052,643	20,806,101

Net asset value, offering and redemption price per share	$26.41	$37.79

Retail Class:
Net assets	$219,884,019	$414,911,957

Shares of beneficial interest	8,733,547	11,094,154

Net asset value, offering and redemption price per share	$25.18	$37.40

Admin Class:
Net assets	$—	$79,180,314

Shares of beneficial interest	—	2,169,795

Net asset value, offering and redemption price per share	$—	$36.49

Class N:
Net assets	$10,961,097	$2,728,529

Shares of beneficial interest	414,844	72,146

Net asset value, offering and redemption price per share	$26.42	$37.82

See accompanying notes to financial statements.

|  20

Statements of Operations

For the Six Months Ended March 31, 2014 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund
INVESTMENT INCOME
Dividends	$1,947,390	$10,092,040
Interest	250	109

	1,947,640	10,092,149

Expenses
Management fees (Note 5)	4,503,030	4,707,681
Service and distribution fees (Note 5)	271,211	710,647
Administrative fees (Note 5)	263,458	275,467
Trustees’ fees and expenses (Note 5)	26,187	33,173
Transfer agent fees and expenses (Notes 5 and 6)	743,082	692,574
Audit and tax services fees	19,214	21,818
Custodian fees and expenses	21,556	21,111
Legal fees	6,656	7,398
Registration fees	44,191	46,691
Shareholder reporting expenses	25,420	38,652
Miscellaneous expenses	16,942	18,786

Total expenses	5,940,947	6,573,998
Less waiver and/or expense reimbursement (Note 5)	—	(213,779)

Net expenses	5,940,947	6,360,219

Net investment income (loss)	(3,993,307)	3,731,930

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	89,839,950	66,773,774
Net change in unrealized appreciation (depreciation) on:
Investments	(1,857,647)	51,029,521

Net realized and unrealized gain on investments	87,982,303	117,803,295

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$83,988,996	$121,535,225

See accompanying notes to financial statements.

21  |

Statements of Changes in Net Assets

	Small Cap Growth Fund		Small Cap Value Fund
	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
FROM OPERATIONS:
Net investment income (loss)	$(3,993,307)	$(6,960,368)	$3,731,930	$5,356,482
Net realized gain on investments	89,839,950	87,223,584	66,773,774	101,532,511
Net change in unrealized appreciation (depreciation) on investments	(1,857,647)	222,061,214	51,029,521	174,751,306

Net increase in net assets resulting from operations	83,988,996	302,324,430	121,535,225	281,640,299

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	—	—	(1,957,501)	(5,790,803)
Retail Class	—	—	(74,356)	(2,562,409)
Admin Class	—	—	—	(317,577)
Class N	—	—	(3)	—
Net realized capital gains
Institutional Class	(64,424,433)	—	(64,817,421)	(501,108)
Retail Class	(15,631,057)	—	(35,067,105)	(299,758)
Admin Class	—	—	(6,651,624)	(57,681)
Class N	(529,097)	—	(103)	—

Total distributions	(80,584,587)	—	(108,568,113)	(9,529,336)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	125,525,495	1,689,164	58,183,124	(44,339,129)

Net increase in net assets	128,929,904	304,013,594	71,150,236	227,771,834
NET ASSETS
Beginning of the period	1,133,303,765	829,290,171	1,211,881,126	984,109,292

End of the period	$1,262,233,669	$1,133,303,765	$1,283,031,362	$1,211,881,126

ACCUMULATED NET INVESTMENT (LOSS)/UNDISTRIBUTED NET INVESTMENT INCOME	$(10,094,206)	$(6,100,899)	$1,893,001	$192,931

See accompanying notes to financial statements.

|  22

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:					Less Distributions:
	Net asset value, beginning of the period	Net investment loss (a)		Net realized and unrealized gain (loss)		Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
SMALL CAP GROWTH FUND

Institutional Class
3/31/2014(e)	$26.35	$(0.08)		$1.97		$1.89	$—	$(1.83)	$(1.83)
9/30/2013	19.17	(0.15	)(f)	7.33		7.18	—	—	—
9/30/2012	15.06	(0.14)		4.25		4.11	—	—	—
9/30/2011	14.03	(0.13)		1.16	(g)	1.03	—	—	—
9/30/2010	11.58	(0.11	)(i)	2.56		2.45	—	—	—
9/30/2009	13.07	(0.07)		(1.42)		(1.49)	—	—	—

Retail Class
3/31/2014(e)	25.23	(0.11)		1.89		1.78	—	(1.83)	(1.83)
9/30/2013	18.41	(0.20	)(f)	7.02		6.82	—	—	—
9/30/2012	14.52	(0.19)		4.08		3.89	—	—	—
9/30/2011	13.55	(0.18)		1.15	(g)	0.97	—	—	—
9/30/2010	11.21	(0.13	)(i)	2.47		2.34	—	—	—
9/30/2009	12.69	(0.09)		(1.39)		(1.48)	—	—	—

Class N
3/31/2014(e)	26.36	(0.07)		1.96		1.89	—	(1.83)	(1.83)
9/30/2013*	20.22	(0.11)		6.25		6.14	—	—	—

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period, if applicable. Without this waiver/reimbursement, expenses would have been higher.
(d)	Computed on an annualized basis for periods less than one year, if applicable.
(e)	For the six months ended March 31, 2014 (Unaudited).
(f)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.16) and $(0.21) for Institutional Class and Retail Class, respectively, total return would have been 37.40% and 36.99% for Institutional Class and Retail Class, respectively, and the ratio of net investment loss to average net assets would have been (0.75)% and (1.05)% for Institutional Class and Retail Class, respectively.
(g)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(h)	Includes fee/expense recovery of 0.03%.
(i)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.12) and $(0.14) for Institutional Class and Retail Class, respectively, and the ratio of net investment loss to average net assets would have been (0.92)% and (1.17)% for Institutional Class and Retail Class, respectively.
(j)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

23  |

				Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%) (b)		Net assets, end of the period (000’s)	Net expenses (%) (c)(d)		Gross expenses (%) (d)		Net investment loss (%) (d)		Portfolio turnover rate (%)

$26.41	7.39		$1,031,389	0.94		0.94		(0.62)		32
26.35	37.45	(f)	914,000	0.94		0.94		(0.70	)(f)	56
19.17	27.29		599,469	0.95		0.95		(0.79)		77
15.06	7.34		154,313	0.98	(h)	0.98	(h)	(0.78)		76
14.03	21.16		52,501	1.00		1.06		(0.85	)(i)	69
11.58	(11.40)		45,557	1.00		1.01		(0.68)		107

25.18	7.28		219,884	1.22		1.22		(0.89)		32
25.23	37.05	(f)	211,724	1.25	(j)	1.25	(j)	(0.99	)(f)	56
18.41	26.79		229,822	1.25		1.28		(1.09)		77
14.52	7.16		113,110	1.25		1.27		(1.07)		76
13.55	20.87		75,344	1.25		1.39		(1.10	)(i)	69
11.21	(11.66)		75,478	1.25		1.43		(0.93)		107

26.42	7.39		10,961	0.83		0.83		(0.51)		32
26.36	30.37		7,580	0.83		0.83		(0.63)		56

See accompanying notes to financial statements.

|  24

Financial Highlights – continued

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment income (loss) (a)(b)		Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income (b)	Distributions from net realized capital gains	Total distributions
SMALL CAP VALUE FUND

Institutional Class
3/31/2014(g)	$37.42	$0.13		$3.64	$3.77	$(0.10)	$(3.30)	$(3.40)
9/30/2013	29.14	0.20		8.41	8.61	(0.30)	(0.03)	(0.33)
9/30/2012	22.36	0.21		6.62	6.83	(0.05)	—	(0.05)
9/30/2011	22.93	0.09	(i)	(0.50)	(0.41)	(0.16)	—	(0.16)
9/30/2010	20.66	0.11		2.23	2.34	(0.07)	—	(0.07)
9/30/2009	22.01	0.09		(1.32)	(1.23)	(0.11)	(0.01)	(0.12)

Retail Class
3/31/2014(g)	37.03	0.09		3.59	3.68	(0.01)	(3.30)	(3.31)
9/30/2013	28.84	0.12		8.32	8.44	(0.22)	(0.03)	(0.25)
9/30/2012	22.14	0.13		6.57	6.70	—	—	—
9/30/2011	22.71	0.02	(i)	(0.48)	(0.46)	(0.11)	—	(0.11)
9/30/2010	20.47	0.06		2.21	2.27	(0.03)	—	(0.03)
9/30/2009	21.79	0.04		(1.30)	(1.26)	(0.05)	(0.01)	(0.06)

Admin Class
3/31/2014(g)	36.24	0.04		3.51	3.55	—	(3.30)	(3.30)
9/30/2013	28.22	0.04		8.15	8.19	(0.14)	(0.03)	(0.17)
9/30/2012	21.72	0.06		6.44	6.50	–	—	—
9/30/2011	22.30	(0.04	)(i)	(0.49)	(0.53)	(0.05)	—	(0.05)
9/30/2010	20.11	0.00		2.19	2.19	—	—	—
9/30/2009	21.40	0.00		(1.28)	(1.28)	(0.00)	(0.01)	(0.01)

Class N
3/31/2014(g)	37.44	0.28		3.51	3.79	(0.11)	(3.30)	(3.41)
9/30/2013*	32.08	0.06		5.30	5.36	—	—	—

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	Effective June 1, 2009, redemption fees were eliminated.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period, if applicable. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the six months ended March 31, 2014 (Unaudited).
(h)	Includes fee/expense recovery of less than 0.01%.
(i)	Includes a non-recurring dividend. Without this dividend, net investment income (loss) per share would have been $0.07, $0.01 and $(0.06) for Institutional Class, Retail Class and Admin Class, respectively, total return would have been (1.93)%, (2.16)% and (2.44)% for Institutional Class, Retail Class and Admin Class, respectively and the ratio of net investment income (loss) to average net assets would have been 0.28%, 0.03% and (0.22)% for Institutional Class, Retail Class and Admin Class, respectively.

See accompanying notes to financial statements.

25  |

					Ratios to Average Net Assets:
Redemption fees (b)(c)	Net asset value, end of the period	Total return (%) (d)		Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)		Net investment income (loss) (%) (f)		Portfolio turnover rate (%)

$—	$37.79	10.23		$786,211	0.90		0.91		0.71		12
—	37.42	29.82		733,512	0.90		0.91		0.61		22
—	29.14	30.59		572,776	0.90	(h)	0.90	(h)	0.76		19
—	22.36	(1.88	)(i)	431,761	0.90		0.93		0.33	(i)	42
—	22.93	11.39		454,853	0.90		0.94		0.50		52
0.00	20.66	(5.42)		506,324	0.90		0.94		0.52		55

—	37.40	10.08		414,912	1.15		1.22		0.46		12
—	37.03	29.48		403,475	1.15		1.22		0.37		22
—	28.84	30.26		343,480	1.15		1.22		0.49		19
—	22.14	(2.12	)(i)	347,759	1.15		1.22		0.08	(i)	42
—	22.71	11.10		383,934	1.15		1.24		0.26		52
0.00	20.47	(5.66)		387,383	1.15		1.31		0.26		55

—	36.49	9.94		79,180	1.40		1.54		0.21		12
—	36.24	29.17		74,892	1.40		1.52		0.11		22
—	28.22	29.93		67,853	1.40		1.52		0.24		19
—	21.72	(2.40	)(i)	65,500	1.40		1.52		(0.17	)(i)	42
—	22.30	10.89		73,443	1.40		1.56		0.02		52
0.00	20.11	(5.93)		74,195	1.40		1.77		0.02		55

—	37.82	10.27		2,729	0.85		0.89		1.51		12
—	37.44	16.71		1	0.85		14.45		0.27		22

See accompanying notes to financial statements.

|  26

Notes to Financial Statements

March 31, 2014 (Unaudited)

1.  Organization. Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds I:

Loomis Sayles Small Cap Value Fund (the “Small Cap Value Fund”)

Loomis Sayles Funds II:

Loomis Sayles Small Cap Growth Fund (the “Small Cap Growth Fund”)

Each Fund is a diversified investment company.

Small Cap Growth Fund and Small Cap Value Fund were closed to new investors effective September 14, 2012 and September 15, 2008, respectively. The Funds continue to offer Institutional Class, Retail Class and Class N shares to existing investors and Small Cap Value Fund continues to offer Admin Class shares to existing investors.

Most expenses of the Trusts can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in the Trusts. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as

27  |

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value.)

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign

|  28

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of the investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

Each Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes. Each Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each

29  |

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

Fund’s tax positions for the open tax years as of March 31, 2014 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as return of capital distributions received and net operating losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to return of capital distributions received, deferred Trustees’ fees and wash sales. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2013 was as follows:

	2013 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Value Fund	$8,670,789	$858,547	$9,529,336

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Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

As of September 30, 2013, the late-year ordinary and post-October capital loss deferrals were as follows:

	Small Cap Growth Fund	Small Cap Value Fund
Late-year ordinary and post-October capital loss deferrals*	$(6,002,400)	$—

* Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year.

f.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2014, each Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

g.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2014, neither Fund had loaned securities under this agreement.

31  |

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

h.  Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2014, at value:

Small Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,206,857,054	$—	$—	$1,206,857,054
Short-Term Investments	—	56,015,648	—	56,015,648

Total	$1,206,857,054	$56,015,648	$—	$1,262,872,702

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2014, there were no transfers among Levels 1, 2 and 3.

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Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,230,131,854	$—	$—	$1,230,131,854
Closed-End Investment Companies	13,097,285	—	—	13,097,285
Short-Term Investments	—	39,193,947	—	39,193,947

Total	$1,243,229,139	$39,193,947	$—	$1,282,423,086

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2014, there were no transfers among Levels 1, 2 and 3.

4.  Purchases and Sales of Securities. For the six months ended March 31, 2014, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Small Cap Growth Fund	$405,754,988	$370,490,873
Small Cap Value Fund	146,381,045	204,465,256

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Small Cap Growth Fund	0.75%
Small Cap Value Fund	0.75%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. These undertakings are in effect until January 31, 2015 and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended March 31, 2014, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	1.00%	1.25%	—	0.95%
Small Cap Value Fund	0.90%	1.15%	1.40%	0.85%

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Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

Loomis Sayles shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2014, the management fees for each Fund were as follows:

Fund	Management Fees	Percentage of Average Daily Net Assets
Small Cap Growth Fund	$4,503,030	0.75%
Small Cap Value Fund	4,707,681	0.75%

For the six months ended March 31, 2014, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Institutional Class	Retail Class	Admin Class	Class N	Total
Small Cap Value Fund	$22,324	$136,469	$54,911	$75	$213,779

1 Expense reimbursements are subject to possible recovery until September 30, 2015.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trusts. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees. NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, Small Cap Growth Fund and Small Cap Value Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”) and Small Cap Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Retail Class Plans, each Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Retail Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Retail Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or maintenance of shareholder accounts.

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Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

Under the Admin Class Plan, Small Cap Value Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Admin Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Small Cap Value Fund may pay NGAM Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2014, the service and distribution fees for each Fund were as follows:

	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Small Cap Growth Fund	$—	$271,211	$—
Small Cap Value Fund	95,909	518,829	95,909

c.  Administrative Fees. NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2014, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Small Cap Growth Fund	$263,458
Small Cap Value Fund	275,467

d.  Sub-Transfer Agent Fees. NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping,

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Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2014, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

	Sub-Transfer Agent Fees
Fund	Institutional Class	Retail Class	Admin Class
Small Cap Growth Fund	$574,144	$144,288	$—
Small Cap Value Fund	301,731	284,919	81,933

As of March 31, 2014, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

	Reimbursements of Sub-Transfer Agent Fees
Fund	Institutional Class	Retail Class	Admin Class
Small Cap Growth Fund	$11,745	$3,132	$—
Small Cap Value Fund	7,153	6,176	1,843

e.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. Effective January 1, 2014, the Chairperson of the Board receives a retainer fee at the annual rate of $300,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $130,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairperson (except for the Chairperson of the Governance Committee) receives an additional retainer fee at an annual rate of $17,500. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each

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Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2014, the Chairperson of the Board received a retainer fee at the annual rate of $285,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $115,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

f.  Affiliated Ownership. At March 31, 2014, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of net assets:

Fund	Pension Plan	Retirement Plan	Total Affiliated Ownership
Small Cap Growth Fund	0.87%	1.25%	2.12%
Small Cap Value Fund	1.41%	2.09%	3.50%

Investment activities of affiliated shareholders could have material impacts on the Funds.

6.  Class-Specific Transfer Agent Fees and Expenses. For the six months ended March 31, 2014, the class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable) for each Fund were as follows:

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	$582,342	$160,586	$—	$154
Small Cap Value Fund	313,345	294,969	84,183	77

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Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

7.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each Fund that participates in the line of credit. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2014, neither Fund had borrowings under this agreement.

8.  Brokerage Commission Recapture. Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments in the Statements of Operations. For the six months ended March 31, 2014, amounts rebated under these agreements were as follows:

Fund	Rebates
Small Cap Growth Fund	$44,631
Small Cap Value Fund	28,465

9.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Small Cap Growth Fund
	Six Months Ended March 31, 2014		Year Ended September 30, 2013*
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	5,569,700	$147,207,395	11,813,357	$252,532,051
Issued in connection with the reinvestment of distributions	2,386,288	61,256,020	—	—
Redeemed	(3,594,034)	(94,940,834)	(8,396,592)	(176,478,451)

Net change	4,361,954	$113,522,581	3,416,765	$76,053,600

Retail Class
Issued from the sale of shares	1,262,388	$31,953,560	2,620,258	$53,469,074
Issued in connection with the reinvestment of distributions	637,221	15,605,531	—	—
Redeemed	(1,557,043)	(39,009,206)	(6,709,873)	(135,077,555)

Net change	342,566	$8,549,885	(4,089,615)	$(81,608,481)

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Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

9.  Capital Shares – continued.

	Small Cap Growth Fund – continued
	Six Months Ended March 31, 2014		Year Ended September 30, 2013*
Class N	Shares	Amount	Shares	Amount
Issued from the sale of shares	137,378	$3,737,603	291,609	$7,346,195
Issued in connection with the reinvestment of distributions	20,603	529,097	—	—
Redeemed	(30,733)	(813,671)	(4,013)	(102,150)

Net change	127,248	$3,453,029	287,596	$7,244,045

Increase (decrease) from capital share transactions	4,831,768	$125,525,495	(385,254)	$1,689,164

* From commencement of operations on February 1, 2013 through September 30, 2013 for Class N shares.

	Small Cap Value Fund
	Six Months Ended March 31, 2014		Year Ended September 30, 2013*
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	2,001,236	$75,917,767	3,209,013	$105,799,055
Issued in connection with the reinvestment of distributions	1,733,383	64,429,846	204,464	6,072,591
Redeemed	(2,531,158)	(95,192,061)	(3,464,461)	(112,934,799)

Net change	1,203,461	$45,155,552	(50,984)	$(1,063,153)

Retail Class
Issued from the sale of shares	603,790	$22,602,383	1,284,622	$42,022,941
Issued in connection with the reinvestment of distributions	952,559	35,063,705	96,978	2,855,026
Redeemed	(1,359,424)	(50,973,967)	(2,396,051)	(77,723,740)

Net change	196,925	$6,692,121	(1,014,451)	$(32,845,773)

Admin Class
Issued from the sale of shares	327,591	$11,893,090	474,991	$15,185,040
Issued in connection with the reinvestment of distributions	143,514	5,157,882	9,613	277,512
Redeemed	(367,985)	(13,391,126)	(822,273)	(25,893,755)

Net change	103,120	$3,659,846	(337,669)	$(10,431,203)

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Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

9.  Capital Shares – continued.

	Small Cap Value Fund – continued
	Six Months Ended March 31, 2014		Year Ended September 30, 2013*
Class N	Shares	Amount	Shares	Amount
Issued from the sale of shares	72,632	$2,695,252	31	$1,000
Issued in connection with the reinvestment of distributions	3	106	—	—
Redeemed	(520)	(19,753)	—	—

Net change	72,115	$2,675,605	31	$1,000

Increase (decrease) from capital share transactions	1,575,621	$58,183,124	(1,403,073)	$(44,339,129)

* From commencement of operations on February 1, 2013 through September 30, 2013 for Class N shares.

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SEMIANNUAL REPORT

March 31, 2014

Loomis Sayles Strategic Income Fund

Portfolio Review  page 1

Portfolio of Investments  page 6

Financial Statements  page 27

Notes to Financial Statements  page 33

Barron’s/Lipper 2013 one-year ranking is based on 64 qualifying U.S. fund companies. Award recipient must have at least three funds in Lipper’s general U.S.-stock category (including at least one world and one mixed-asset/balanced), two taxable bond and one tax-exempt bond fund. Natixis was not ranked for the 5- and 10-year periods.

Past performance is no guarantee of future results.

For more details visit ngam.natixis.com/TopFundFamily

LOOMIS SAYLES STRATEGIC INCOME FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Class A	NEFZX
Daniel J. Fuss, CFA®, CIC	Class B	NEZBX
Elaine M. Stokes	Class C	NECZX
Loomis, Sayles & Company, L.P.	Class N	NEZNX
	Class Y	NEZYX
	Admin Class	NEZAX

Objective

High current income with a secondary objective of capital growth.

1  |

Average Annual Total Returns — March 31, 20145

	6 Months	1 Year	5 Years	10 Years	Life of Class N

Class A (Inception 5/1/95)
NAV	7.59%	10.75%	16.25%	8.33%	—%
With 4.50% Maximum Sales Charge	2.76	5.80	15.18	7.83	—

Class B (Inception 5/1/95)
NAV	7.19	9.95	15.40	7.52	—
With CDSC[2]	2.19	4.95	15.17	7.52	—

Class C (Inception 5/1/95)
NAV	7.21	9.99	15.39	7.52	—
With CDSC[2]	6.21	8.99	15.39	7.52	—

Class N (Inception 2/1/13)
NAV	7.77	11.11	—	—	10.35

Class Y (Inception 12/1/99)
NAV	7.73	11.04	16.56	8.61	—

Admin Class (Inception 2/1/10)[1]
NAV	7.42	10.45	15.94	8.01	—

Comparative Performance
Barclays U.S. Aggregate Bond Index[3]	1.70	-0.10	4.80	4.46	0.49
Barclays U.S. Universal Bond Index[4]	2.18	0.51	5.74	4.78	1.03

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Prior to the inception of Admin Class shares (2/1/10), performance is that of Class A shares, restated to reflect the higher net expenses of Admin Class shares.

2	Performance for Class B shares assumes a maximum 5% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3	Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

4	Barclays U.S. Universal Bond Index is an unmanaged index that covers U.S. dollar-denominated taxable bonds, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Fund’s website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC’s) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available from the Fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

3  |

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and ongoing costs, including management fees, distribution fees (12b-1 fees) and/or service fees, and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the fund from October 1, 2013 through March 31, 2014. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 =8.60) and multiply the result by the number in Expenses Paid During Period column as shown below for your class.

The second line in the table for each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table of the fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  4

LOOMIS SAYLES STRATEGIC INCOME FUND	BEGINNING ACCOUNT VALUE 10/1/2013	ENDING ACCOUNT VALUE 3/31/2014	EXPENSES PAID DURING PERIOD* 10/1/2013 – 3/31/2014
Class A
Actual	$1,000.00	$1,075.90	$4.86
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.73
Class B
Actual	$1,000.00	$1,071.90	$8.73
Hypothetical (5% return before expenses)	$1,000.00	$1,016.50	$8.50
Class C
Actual	$1,000.00	$1,072.10	$8.73
Hypothetical (5% return before expenses)	$1,000.00	$1,016.50	$8.50
Class N
Actual	$1,000.00	$1,077.70	$3.21
Hypothetical (5% return before expenses)	$1,000.00	$1,021.84	$3.13
Class Y
Actual	$1,000.00	$1,077.30	$3.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.49	$3.48
Admin Class
Actual	$1,000.00	$1,074.20	$6.15
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.99

*	Expenses are equal to the Fund's annualized expense ratio: 0.94%, 1.69%, 1.69%, 0.62%, 0.69% and 1.19% for Class A, B, C, N, Y and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

5  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 73.9% of Net Assets
Non-Convertible Bonds — 65.4%
	ABS Car Loan — 0.0%
$4,093,750	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	$4,374,516

	ABS Home Equity — 0.0%
3,476,771	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.615%, 4/25/2035(b)	3,531,763

	ABS Other — 0.1%
15,374,501	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039(b)(c)	15,528,246

	Aerospace & Defense — 0.3%
620,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	583,821
11,800,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	11,741,000
2,425,000	Ducommun, Inc., 9.750%, 7/15/2018	2,716,000
8,236,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	8,843,405
9,776,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	8,822,840
20,755,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	20,703,112
5,310,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	4,739,175

		58,149,353

	Airlines — 2.1%
13,620,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	13,086,042
5,215,000	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	5,293,225
14,204,469	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027, 144A	14,311,003
5,241,837	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	5,359,778
10,425,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	10,556,251
3,280,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	3,452,200
21,015,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	22,144,556
643,667	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	651,713
425,877	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	439,420
1,720,737	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	1,819,680
703,193	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	731,321
1,218,874	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	1,404,752
1,402,771	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,602,666

See accompanying notes to financial statements.

|  6

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Airlines — continued
$2,019,138	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	$2,180,669
1,828,567	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	1,997,709
1,063,631	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	1,132,767
10,246,485	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	11,629,760
18,145,090	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	19,652,947
15,499,538	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	17,746,971
14,394,386	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	16,841,431
3,778,308	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	4,033,344
1,178,895	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,385,202
5,593,643	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	6,446,674
16,324,123	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	16,487,365
899,738	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	967,218
16,128,897	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	17,822,431
648,486	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	737,653
9,585,000	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	9,650,753
13,368,475	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	14,671,902
31,291,142	US Airways Pass Through Trust, Series 2010-1C, Class C, 11.000%, 10/22/2014, 144A	32,621,016
45,904,945	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	53,479,261
11,555,092	US Airways Pass Through Trust, Series 2011-1C, Class C, 10.875%, 10/22/2014	11,959,520
13,537,750	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	15,128,435
6,976,559	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	7,813,746
4,782,340	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	5,069,280
7,200,000	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	7,290,000
6,835,000	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	7,101,360
11,434,000	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	11,667,139

		376,367,160

	Automotive — 0.7%
19,011,000	Ford Motor Co., 6.375%, 2/01/2029	21,714,174
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,358,838
74,829,000	Ford Motor Co., 6.625%, 10/01/2028	87,562,651
2,365,000	Ford Motor Co., 7.125%, 11/15/2025	2,804,899
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,656,517
6,000,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	6,660,000
4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	5,144,974

		126,902,053

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — 7.5%
$1,175,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	$1,502,186
28,582,000	Ally Financial, Inc., 8.000%, 12/31/2018	34,084,035
29,332,000	Ally Financial, Inc., 8.000%, 11/01/2031	36,151,690
20,565,000	Associates Corp. of North America, 6.950%, 11/01/2018	24,478,622
63,900,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	26,014,819
900,000	Bank of America Corp., 5.490%, 3/15/2019	999,669
3,450,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	5,246,003
1,900,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	1,831,769
265,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	292,201
1,500,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(d)	1,698,750
1,130,000	Barclays Bank PLC, (fixed rate to 12/15/2017, variable rate thereafter), 6.000%, (GBP)(d)	1,828,117
39,890,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	38,073,224
7,320,000	Barclays Bank PLC, EMTN, (fixed rate to 3/15/2020, variable rate thereafter), 4.750%, (EUR)(d)	8,987,717
57,792,000,000	Barclays Financial LLC, EMTN, 3.500%, 11/29/2016, (KRW)	55,436,234
1,600,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, (EUR)(d)	2,344,760
5,331,000	BNP Paribas S.A., (fixed rate to 6/29/2015, variable rate thereafter), 5.186%, 144A(d)	5,470,939
4,000,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	3,608,575
24,610,000	Citigroup, Inc., 5.875%, 2/22/2033	26,174,581
8,999,000	Citigroup, Inc., 6.000%, 10/31/2033	9,718,857
6,060,000	Citigroup, Inc., 6.125%, 8/25/2036	6,629,779
22,091,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	19,731,504
3,350,000	Citigroup, Inc., EMTN, 1.558%, 11/30/2017, (EUR)(b)	4,563,667
3,035,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.375%, 1/19/2017	3,217,658
17,730,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.875%, 2/08/2022	18,361,614
25,000,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, 144A, (CAD)	22,581,411
400,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	444,054
34,060,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	39,016,377
11,000,000	HBOS Capital Funding LP, (fixed rate to 6/30/2014, variable rate thereafter), 6.071%, 144A(d)	11,013,750
32,705,000	HBOS PLC, 6.000%, 11/01/2033, 144A	33,925,224
50,604,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	57,331,397
9,090,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	9,090,000
132,200,000	Intesa Sanpaolo SpA, 3.875%, 1/15/2019	134,468,552
45,620,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	37,753,285
227,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	19,634,701
27,555,000	Lloyds Bank PLC, MTN, 6.500%, 9/14/2020, 144A	31,483,020
18,500,000	Lloyds Banking Group PLC, (fixed rate to 10/01/2015, variable rate thereafter), 5.920%, 144A(d)	18,315,000
3,010,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	3,347,857
6,700,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	7,493,119

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
$1,235,000	Merrill Lynch & Co., Inc., Series C, GMTN, 6.400%, 8/28/2017	$1,417,750
800,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	875,166
35,325,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	32,863,415
55,795,000	Morgan Stanley, 4.875%, 11/01/2022	58,628,493
74,310,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	68,325,528
100,265,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	102,457,977
950,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	1,737,642
79,700,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	78,844,226
23,175,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	22,940,075
10,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	11,858,620
6,600,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	7,506,992
7,900,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	9,209,512
12,100,000	Morgan Stanley, Series F, MTN, 0.687%, 10/18/2016(b)	12,069,811
2,850,000	RBS Capital Trust A, 2.413%, (EUR)(b)(d)	3,769,249
1,905,000	RBS Capital Trust C, (fixed rate to 1/12/2016, variable rate thereafter), 4.243%, (EUR)(d)	2,518,789
7,925,000	RBS Capital Trust I, 2.099%(b)(d)	7,687,250
4,050,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%(d)	3,903,188
2,085,000	RBS Capital Trust III, (fixed rate to 9/30/2014, variable rate thereafter), 5.512%(d)	2,053,725
930,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(d)	1,117,859
15,100,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(d)	18,696,254
24,985,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	25,583,466
17,700,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	18,536,803
9,990,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(d)	10,139,850
850,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	1,228,535
7,750,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	12,177,791
2,150,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	3,016,239
700,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	755,301
1,800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	1,890,180
1,500,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	1,528,152
4,140,000	Societe Generale S.A., (fixed rate to 1/26/2015, variable rate thereafter), 4.196%, (EUR)(d)	5,757,082
18,054,000	Societe Generale S.A., (fixed rate to 4/05/2017, variable rate thereafter), 5.922%, 144A(d)	19,205,773

		1,310,645,410

	Brokerage — 0.8%
1,640,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	1,705,600
5,000,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	5,037,500
43,025,000	Jefferies Group LLC, 5.125%, 1/20/2023	45,219,963
20,010,000	Jefferies Group LLC, 6.250%, 1/15/2036	20,273,732
15,215,000	Jefferies Group LLC, 6.450%, 6/08/2027	16,265,170
39,040,000	Jefferies Group LLC, 6.875%, 4/15/2021	45,459,777

		133,961,742

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Building Materials — 0.5%
$6,995,000	Masco Corp., 6.500%, 8/15/2032	$7,117,413
5,510,000	Masco Corp., 7.125%, 3/15/2020	6,364,050
2,630,000	Masco Corp., 7.750%, 8/01/2029	2,937,234
32,100,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	11,812,913
35,980,000	Owens Corning, Inc., 7.000%, 12/01/2036	40,795,923
14,155,000	USG Corp., 9.750%, 1/15/2018	17,092,162

		86,119,695

	Chemicals — 0.4%
20,070,000	Hercules, Inc., 6.500%, 6/30/2029	17,661,600
5,200,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	5,408,000
6,995,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	6,925,050
23,584,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(c)	20,753,920
5,191,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(c)	4,957,405
8,757,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(c)	8,187,795

		63,893,770

	Commercial Mortgage-Backed Securities — 0.2%
35,060,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.819%, 8/10/2045(b)	36,201,694

	Construction Machinery — 0.2%
10,983,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	11,285,032
1,425,000	Joy Global, Inc., 6.625%, 11/15/2036	1,586,199
4,105,000	United Rentals North America, Inc., 5.750%, 11/15/2024	4,135,787
11,655,000	United Rentals North America, Inc., 7.625%, 4/15/2022	13,068,169
525,000	United Rentals North America, Inc., 8.375%, 9/15/2020	581,438

		30,656,625

	Consumer Cyclical Services — 0.0%
670,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	670,000
5,500,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	5,259,375

		5,929,375

	Consumer Products — 0.0%
1,335,000	Visant Corp., 10.000%, 10/01/2017	1,329,994

	Electric — 1.4%
1,540,000	AES Corp., 4.875%, 5/15/2023	1,470,700
34,125,000	AES Corp., 5.500%, 3/15/2024	33,869,062
44,331,098	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	48,579,126
62,180,200	Bruce Mansfield Unit, 6.850%, 6/01/2034	67,523,967
2,284,339	CE Generation LLC, 7.416%, 12/15/2018	2,255,785
42,200,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	44,099,000
14,800,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	16,058,000
100,000	EDP Finance BV, EMTN, 5.875%, 2/01/2016, (EUR)	148,442
3,570,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	4,329,857
13,642,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	14,252,479
1,435,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	1,626,416

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Electric — continued
2,732,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	$4,577,974
555,000	Enersis S.A., Cayman Islands, 7.400%, 12/01/2016	626,711
707,021	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	752,977

		240,170,496

	Financial Other — 0.2%
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	27,782,820

	Food & Beverage — 0.2%
25,280,000	Crestview DS Merger Sub II, Inc., 10.000%, 9/01/2021, 144A	28,060,800
4,880,000	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	5,331,400
4,370,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	4,324,264

		37,716,464

	Government Guaranteed — 0.4%
72,695,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	67,864,514

	Government Owned – No Guarantee — 0.1%
19,500,000	DP World Ltd., 6.850%, 7/02/2037, 144A	21,089,250

	Government Sponsored — 0.0%
1,000,000	EDP Finance BV, EMTN, 2.250%, 2/11/2021, (CHF)	1,051,977

	Healthcare — 2.1%
2,160,000	BioScrip, Inc., 8.875%, 2/15/2021, 144A	2,251,800
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	16,934,400
2,795,000	HCA Holdings, Inc., 6.250%, 2/15/2021	2,992,048
9,960,000	HCA, Inc., 5.875%, 3/15/2022	10,731,900
108,560,000	HCA, Inc., 5.875%, 5/01/2023	111,681,100
14,620,000	HCA, Inc., 7.050%, 12/01/2027	14,528,625
20,447,000	HCA, Inc., 7.500%, 12/15/2023	22,184,995
24,215,000	HCA, Inc., 7.500%, 11/06/2033	24,820,375
46,148,000	HCA, Inc., 7.690%, 6/15/2025	49,262,990
32,745,000	HCA, Inc., 8.360%, 4/15/2024	37,001,850
15,815,000	HCA, Inc., MTN, 7.580%, 9/15/2025	16,684,825
9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	9,681,840
19,250,000	Tenet Healthcare Corp., 5.000%, 3/01/2019, 144A	19,225,937
32,559,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	29,303,100

		367,285,785

	Home Construction — 0.5%
3,075,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	3,213,375
11,265,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015(e)	1,253,231
13,360,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	11,957,200
11,315,000	KB Home, 7.250%, 6/15/2018	12,729,375
5,865,000	Lennar Corp., 4.500%, 6/15/2019	5,967,638
47,260,000	Pulte Group, Inc., 6.000%, 2/15/2035	44,069,950
13,190,000	Pulte Group, Inc., 6.375%, 5/15/2033	12,926,200

		92,116,969

	Independent Energy — 0.1%
55,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	62,425
2,990,000	Halcon Resources Corp., 9.250%, 2/15/2022, 144A	3,117,075

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — continued
$12,635,000	QEP Resources, Inc., 6.875%, 3/01/2021	$13,898,500
1,975,000	Rosetta Resources, Inc., 5.625%, 5/01/2021	2,019,437
2,780,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	2,946,800

		22,044,237

	Industrial Other — 0.1%
7,475,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	7,605,812
10,000,000	Worthington Industries, Inc., 6.500%, 4/15/2020	10,686,130

		18,291,942

	Life Insurance — 0.9%
11,135,000	American International Group, Inc., 4.125%, 2/15/2024	11,370,762
4,190,000	American International Group, Inc., 4.875%, 6/01/2022	4,588,142
34,562,000	American International Group, Inc., 6.250%, 3/15/2087	36,290,100
27,655,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	36,331,756
4,300,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	4,913,872
2,855,000	American International Group, Inc., Series MPLE, 4.900%, 6/02/2014, (CAD)	2,598,605
23,200,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(d)	24,505,000
1,000,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(d)	1,804,273
1,350,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	2,055,853
1,475,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	1,932,250
8,145,000	MetLife, Inc., 10.750%, 8/01/2069	12,339,675
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	9,480,069
3,910,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	4,556,624

		152,766,981

	Local Authorities — 2.8%
86,645,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	123,495,093
900,000	City of Madrid, Spain, 4.550%, 6/16/2036, (EUR)	1,062,779
8,095,000	City of Rome, Italy, EMTN, 5.345%, 1/27/2048, (EUR)	10,430,088
3,905,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	3,480,215
185,000,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	169,775,648
82,840,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	83,853,410
66,305,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	65,521,478
26,730,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	25,276,845

		482,895,556

	Media Cable — 0.7%
3,315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	3,290,138
25,270,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	25,782,486
1,085,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	996,004
135,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	146,281
44,800,000	UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	66,248,853
11,275,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	10,083,042
20,300,000	VTR Finance BV, 6.875%, 1/15/2024, 144A	21,112,000

		127,658,804

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Media Non-Cable — 1.0%
$1,035,000	Clear Channel Communications, Inc., 4.900%, 5/15/2015	$1,028,531
3,760,000	Clear Channel Communications, Inc., 5.500%, 9/15/2014	3,778,800
64,250,000	Clear Channel Communications, Inc., 9.000%, 3/01/2021	67,060,937
90,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	5,555,376
11,620,000	Intelsat Jackson Holdings S.A., 5.500%, 8/01/2023, 144A	11,387,600
3,995,000	Intelsat Luxembourg S.A., 6.750%, 6/01/2018, 144A	4,224,713
28,785,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021, 144A	30,296,212
16,000,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023, 144A	16,960,000
19,215,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	19,359,113
2,410,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	2,545,563
3,730,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	4,103,000
5,925,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	6,784,125

		173,083,970

	Metals & Mining — 0.8%
3,949,000	Alcoa, Inc., 5.870%, 2/23/2022	4,164,047
5,075,000	Alcoa, Inc., 5.900%, 2/01/2027	5,177,870
1,405,000	Alcoa, Inc., 5.950%, 2/01/2037	1,361,253
4,330,000	Alcoa, Inc., 6.750%, 1/15/2028	4,684,315
25,271,000	ArcelorMittal, 7.250%, 3/01/2041	25,365,766
30,695,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	28,239,400
8,705,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	8,481,473
1,814,000	Cliffs Natural Resources, Inc., 6.250%, 10/01/2040	1,572,067
11,284,000	Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	7,334,600
4,200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	4,326,000
16,135,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	15,065,025
6,779,000	United States Steel Corp., 6.650%, 6/01/2037	5,829,940
7,490,000	United States Steel Corp., 6.875%, 4/01/2021	7,939,400
16,435,000	United States Steel Corp., 7.000%, 2/01/2018	18,201,763

		137,742,919

	Non-Captive Consumer — 2.9%
23,020,000	SLM Corp., 4.875%, 6/17/2019	23,392,372
22,945,000	SLM Corp., 5.500%, 1/25/2023	22,514,781
109,950(††)	SLM Corp., 6.000%, 12/15/2043	2,376,936
7,515,000	SLM Corp., MTN, 4.625%, 9/25/2017	7,900,144
7,780,000	SLM Corp., MTN, 5.500%, 1/15/2019	8,227,350
18,655,000	SLM Corp., MTN, 6.125%, 3/25/2024	18,631,681
17,600,000	SLM Corp., MTN, 7.250%, 1/25/2022	19,404,000
2,160,000	SLM Corp., MTN, 8.000%, 3/25/2020	2,486,700
14,465,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	14,328,581
50,910,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	45,055,350
49,850,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	58,698,375
137,545,000	Springleaf Finance Corp., 7.750%, 10/01/2021	152,331,087
55,015,000	Springleaf Finance Corp., 8.250%, 10/01/2023	61,341,725
10,120,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	10,739,850
800,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	862,000
55,730,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	61,163,675

		509,454,607

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Captive Diversified — 3.4%
$19,005,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	$20,967,285
57,000,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	48,101,302
79,035,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	71,372,068
25,320,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	22,374,918
58,490,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	52,011,229
15,305,000	General Electric Capital Corp., Series A, MTN, 0.539%, 5/13/2024(b)	14,038,251
245,797,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	220,166,148
325,000	International Lease Finance Corp., 3.875%, 4/15/2018	331,500
1,435,000	International Lease Finance Corp., 4.625%, 4/15/2021	1,435,000
2,085,000	International Lease Finance Corp., 5.875%, 4/01/2019	2,277,863
24,940,000	International Lease Finance Corp., 5.875%, 8/15/2022	26,374,050
950,000	International Lease Finance Corp., 6.250%, 5/15/2019	1,047,375
20,610,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	23,959,125
10,245,000	International Lease Finance Corp., 8.250%, 12/15/2020	12,391,225
2,995,000	iStar Financial, Inc., 3.875%, 7/01/2016	3,084,850
11,995,000	iStar Financial, Inc., 4.875%, 7/01/2018	12,294,875
23,175,000	iStar Financial, Inc., 5.850%, 3/15/2017	24,913,125
19,240,000	iStar Financial, Inc., 7.125%, 2/15/2018	21,596,900
19,915,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	20,885,856

		599,622,945

	Oil Field Services — 0.1%
2,450,000	Hercules Offshore, Inc., 6.750%, 4/01/2022, 144A	2,376,500
7,170,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	7,313,400

		9,689,900

	Paper — 0.7%
14,715,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	18,519,387
47,875,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	62,988,228
775,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	1,128,400
4,865,000	Westvaco Corp., 7.950%, 2/15/2031	5,970,751
23,365,000	Westvaco Corp., 8.200%, 1/15/2030	29,175,338
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	3,402,272

		121,184,376

	Pharmaceuticals — 0.2%
36,270,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	39,171,600

	Pipelines — 0.6%
750,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	797,416
8,935,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	9,494,144
38,926,668	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(c)	39,255,715
46,966,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	46,144,095
3,870,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	3,608,775
740,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	667,850
4,247,322	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	4,077,429

		104,045,424

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Property & Casualty Insurance — 0.4%
$14,855,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	$16,868,759
12,510,000	MBIA Insurance Corp., 11.499%, 1/15/2033, 144A(b)(f)	10,101,825
11,200,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	12,507,510
3,000,000	White Mountains Re Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(d)	3,149,472
17,870,000	XL Group PLC, (fixed rate to 4/15/2017, variable rate thereafter), 6.500%(d)	17,579,613
1,425,000	XLIT Ltd., 6.375%, 11/15/2024	1,691,653

		61,898,832

	Railroads — 0.6%
90,000,000	Hellenic Railways Organization S.A., EMTN, 0.560%, 5/24/2016, (EUR)(b)(c)	105,390,191
1,153,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	977,954

		106,368,145

	Retailers — 0.5%
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	3,383,187
4,187,000	Dillard’s, Inc., 7.130%, 8/01/2018	4,794,115
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,608,750
425,000	Dillard’s, Inc., 7.875%, 1/01/2023	476,000
10,270,000	Foot Locker, Inc., 8.500%, 1/15/2022(g)	11,222,076
2,440,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	2,055,700
29,129,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	22,210,862
2,800,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	2,100,000
12,275,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	14,513,629
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	6,983,939
25,717,000	Toys R Us, Inc., 7.375%, 10/15/2018	20,573,600

		89,921,858

	Sovereigns — 1.2%
64,132,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	6,365,214
10,000,000,000	Indonesia Treasury Bond, Series FR47, 10.000%, 2/15/2028, (IDR)	980,634
162,850,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	67,285,974
55,925,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	25,633,319
49,120,000	Republic of Brazil, 12.500%, 1/05/2016, (BRL)	22,730,718
18,400,000	Republic of Croatia, 6.750%, 11/05/2019, 144A	20,263,000
5,226,139,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	35,400,772
1,605,660,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	10,909,568
3,112,923,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	22,569,709

		212,138,908

	Supermarkets — 0.8%
79,276,000	New Albertson’s, Inc., 7.450%, 8/01/2029	63,817,180
22,640,000	New Albertson’s, Inc., 7.750%, 6/15/2026	18,564,800
17,140,000	New Albertson’s, Inc., 8.000%, 5/01/2031	14,140,500
5,815,000	New Albertson’s, Inc., 8.700%, 5/01/2030	4,928,212
16,342,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	11,847,950
34,580,000	SUPERVALU, Inc., 6.750%, 6/01/2021	35,055,475

		148,354,117

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Supranational — 1.1%
16,375,000	European Bank for Reconstruction & Development, 6.250%, 2/05/2016, (BRL)	$6,678,460
250,500,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	21,888,672
128,560,000	European Bank for Reconstruction & Development, EMTN, 9.000%, 4/28/2014, (BRL)	56,582,265
60,665,000	European Investment Bank, MTN, 6.250%, 4/15/2015, (AUD)	58,216,983
24,450,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	22,068,769
72,900,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	29,571,247

		195,006,396

	Technology — 1.6%
93,399,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	89,196,045
5,845,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	5,552,750
2,145,000	Alcatel-Lucent USA, Inc., 6.750%, 11/15/2020, 144A	2,268,337
25,000,000	Alcatel-Lucent USA, Inc., 8.875%, 1/01/2020, 144A	28,375,000
34,955,000	Amkor Technology, Inc., 6.375%, 10/01/2022	36,222,119
14,000,000	First Data Corp., 10.625%, 6/15/2021	15,750,000
8,015,000	First Data Corp., 11.250%, 1/15/2021	9,147,119
77,740,000	First Data Corp., 11.750%, 8/15/2021	81,627,000
475,000	Motorola Solutions, Inc., 6.000%, 11/15/2017	540,255
2,562,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	2,693,882
210,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	252,827
2,075,000	SunGard Data Systems, Inc., 6.625%, 11/01/2019	2,194,312

		273,819,646

	Textile — 0.0%
3,910,000	Jones Group, Inc. (The), 6.125%, 11/15/2034	2,981,375

	Transportation Services — 0.3%
10,503,000	APL Ltd., 8.000%, 1/15/2024(c)	9,820,305
5,227,485	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(g)	5,318,967
6,862,758	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(f)(g)(h)	8,990,213
4,649,967	Atlas Air Pass Through Trust, Series 1999-1, Class A-1, 7.200%, 7/02/2020(g)	4,742,966
4,088,583	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(g)	4,114,341
4,744,556	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(f)(g)(h)	6,215,368
2,090,222	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017(g)	2,215,636
3,970,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	4,992,918
4,115,000	Jack Cooper Holdings Corp., 9.250%, 6/01/2020, 144A	4,485,350

		50,896,064

	Treasuries — 22.6%
80,220,000	Canadian Government, 1.000%, 8/01/2016, (CAD)	72,358,368
317,256,000	Canadian Government, 1.250%, 2/01/2016, (CAD)	287,897,982
29,490,000	Canadian Government, 1.250%, 9/01/2018, (CAD)	26,255,036
272,755,000	Canadian Government, 2.250%, 8/01/2014, (CAD)	247,828,327

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Treasuries — continued
201,485,000	Canadian Government, 2.500%, 6/01/2015, (CAD)	$185,429,990
89,045,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	83,124,776
71,980,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	71,627,751
20,000,000(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)	155,987,438
20,219,481(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	175,270,865
75,670,000	New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	69,999,181
836,485,000	Norway Government Bond, 4.250%, 5/19/2017, (NOK)	150,339,033
1,266,835,000	Norway Government Bond, 5.000%, 5/15/2015, (NOK)	219,816,331
65,300,000	Singapore Government Bond, 1.375%, 10/01/2014, (SGD)	52,161,976
169,985,000	U.S. Treasury Note, 0.250%, 6/30/2014	170,064,723
311,655,000	U.S. Treasury Note, 0.250%, 9/30/2015	311,776,857
230,000,000	U.S. Treasury Note, 0.250%, 12/31/2015	229,694,560
500,000,000	U.S. Treasury Note, 0.250%, 2/29/2016	498,672,000
750,000,000	U.S. Treasury Note, 0.375%, 1/31/2016	750,234,000
200,000,000	U.S. Treasury Note, 0.375%, 3/31/2016	199,781,200

		3,958,320,394

	Wireless — 0.7%
293,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	20,902,814
31,041,000	Sprint Capital Corp., 6.875%, 11/15/2028	30,109,770
16,622,000	Sprint Capital Corp., 6.900%, 5/01/2019	18,242,645
6,260,000	Sprint Capital Corp., 8.750%, 3/15/2032	6,886,000
12,630,000	Sprint Communications, Inc., 6.000%, 11/15/2022	12,866,812
23,641,000	Sprint Corp., 7.250%, 9/15/2021, 144A	25,768,690

		114,776,731

	Wirelines — 3.6%
2,825,000	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A(i)	2,814,406
4,370,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	4,795,971
21,480,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	22,806,494
72,320,000	CenturyLink, Inc., 6.450%, 6/15/2021	77,744,000
765,000	CenturyLink, Inc., 7.650%, 3/15/2042	721,969
7,410,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	7,113,600
2,965,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,820,456
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	329,875
17,900,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	27,341,694
5,330,000	Embarq Corp., 7.995%, 6/01/2036	5,561,285
37,225,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	39,830,750
38,336,000	Frontier Communications Corp., 7.875%, 1/15/2027	38,623,520
1,120,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	2,003,701
1,800,000	Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015, (EUR)	2,575,414
28,505,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	30,892,294
5,965,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	6,688,256
2,555,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	2,836,050
4,667,000	Oi S.A., 5.750%, 2/10/2022, 144A	4,468,653
500,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	716,378
16,550,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	23,142,102

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
29,750,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	$44,349,293
800,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	1,171,002
16,145,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	17,799,863
42,460,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	40,549,300
12,463,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	13,491,198
32,395,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	31,990,062
31,060,000	Qwest Corp., 6.875%, 9/15/2033	30,629,602
3,075,000	Qwest Corp., 7.200%, 11/10/2026	3,097,174
3,999,000	Qwest Corp., 7.250%, 9/15/2025	4,417,495
39,171,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	36,526,957
22,645,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	22,135,488
7,200,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	9,021,599
5,250,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	5,361,536
4,350,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	5,265,053
31,690,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	31,032,981
18,600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	18,695,734
3,346,000	Verizon New England, Inc., 7.875%, 11/15/2029	4,109,624
2,080,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	2,180,476

		625,651,305

	Total Non-Convertible Bonds (Identified Cost $10,763,561,166)	11,446,456,703

Convertible Bonds — 7.6%
	Automotive — 1.3%
125,580,000	Ford Motor Co., 4.250%, 11/15/2016	227,378,288

	Chemicals — 0.0%
4,305,000	RPM International, Inc., 2.250%, 12/15/2020	4,988,419

	Construction Machinery — 0.2%
16,727,000	Trinity Industries, Inc., 3.875%, 6/01/2036	26,575,021

	Healthcare — 0.4%
15,025,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(i)	15,353,672
2,380,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	2,528,750
3,780,000	Omnicare, Inc., 3.250%, 12/15/2035	4,035,150
20,495,000	Omnicare, Inc., 3.750%, 12/15/2025	46,472,412

		68,389,984

	Home Construction— 0.6%
10,183,000	KB Home, 1.375%, 2/01/2019	10,463,032
52,005,000	Lennar Corp., 3.250%, 11/15/2021, 144A	92,601,403
585,000	Ryland Group, Inc. (The), 0.250%, 6/01/2019	551,363

		103,615,798

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — 0.3%
$26,190,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	$24,553,125
24,655,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	25,086,462
9,196,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	9,581,083

		59,220,670

	Life Insurance — 0.5%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	90,688,031

	Metals & Mining — 0.2%
1,000,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	1,081,250
21,845,000	United States Steel Corp., 2.750%, 4/01/2019	28,302,928

		29,384,178

	Non-Captive Diversified — 0.0%
5,025,000	Jefferies Group LLC, 3.875%, 11/01/2029	5,348,484

	Packaging — 0.2%
30,570,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	31,372,463

	Pharmaceuticals — 0.0%
1,195,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	1,309,272
1,655,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	1,837,050
1,810,000	Illumina, Inc., 0.250%, 3/15/2016, 144A	3,289,675

		6,435,997

	REITs – Mortgage — 0.1%
10,660,000	iStar Financial, Inc., 3.000%, 11/15/2016	15,050,588

	REITs – Warehouse/Industrials — 0.1%
19,445,000	ProLogis LP, 3.250%, 3/15/2015	22,750,650

	Technology — 2.9%
49,755,000	Ciena Corp., 0.875%, 6/15/2017	50,594,616
7,185,000	Ciena Corp., 3.750%, 10/15/2018, 144A	10,054,509
6,075,000	Ciena Corp., 4.000%, 3/15/2015, 144A	7,669,687
2,429,000	Intel Corp., 2.950%, 12/15/2035	2,858,629
205,005,000	Intel Corp., 3.250%, 8/01/2039	286,622,616
1,055,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	1,308,859
5,649,179	Liberty Media LLC, 3.500%, 1/15/2031	2,990,534
1,590,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032	3,995,869
610,000	Micron Technology, Inc., Series D, 3.125%, 5/01/2032	1,514,706
127,566,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	139,764,499
2,740,000	Nuance Communications, Inc., 2.750%, 11/01/2031	2,745,138

		510,119,662

	Utility Other — 0.0%
1,800,000	CMS Energy Corp., 5.500%, 6/15/2029	3,893,625

	Wirelines — 0.8%
3,220,500	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A, (MXN)(c)(g)(i)(j)	415,222
54,075,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	82,025,016
32,895,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	50,576,063

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
900,000	Portugal Telecom International Finance BV, Series PTC, 4.125%, 8/28/2014, (EUR)	$1,252,283

		134,268,584

	Total Convertible Bonds (Identified Cost $934,091,174)	1,339,480,442

Municipals — 0.9%
	District of Columbia — 0.0%
3,850,000	Metropolitan Washington DC Airports Authority, Series D, 8.000%, 10/01/2047	4,701,119

	Illinois — 0.3%
1,725,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	1,719,894
47,285,000	State of Illinois, 5.100%, 6/01/2033	46,666,985

		48,386,879

	Michigan — 0.1%
12,580,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	10,056,955

	Virginia — 0.5%
125,265,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	89,240,039

	Total Municipals (Identified Cost $179,460,548)	152,384,992

	Total Bonds and Notes (Identified Cost $11,877,112,888)	12,938,322,137

Senior Loans — 1.4%
	Automotive — 0.1%
11,365,200	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/28/2019(b)	11,393,613

	Chemicals — 0.2%
2,000,000	Allnex USA, Inc., 2nd Lien Term Loan, 8.250%, 4/03/2020(b)	2,030,000
4,826,114	Ascend Performance Materials LLC, Term Loan B, 6.750%, 4/10/2018(b)	4,729,592
31,355,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/20/2020(b)	32,060,488

		38,820,080

	Consumer Products — 0.1%
8,589,669	Visant Corp., Term Loan B, 5.250%, 12/22/2016(b)	8,512,706

	Diversified Manufacturing — 0.0%
6,385,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/19/2020(b)	6,528,663

	Food & Beverage — 0.1%
11,472,248	DS Waters of America, Inc., New Term Loan, 5.250%, 8/30/2020(b)	11,644,331

	Media Non-Cable — 0.0%
7,723,222	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	5,765,076

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Metals & Mining — 0.1%
$11,445,700	Essar Steel Algoma, Inc., ABL Term Loan, 9.250%, 9/20/2014(b)	$11,445,700

	Non-Captive Diversified — 0.4%
74,732,354	Istar Financial, Inc., Add on Term Loan A2, 7.000%, 3/19/2017(b)	76,974,324

	Oil Field Services — 0.2%
25,437,059	FTS International, Inc., Term Loan B, 8.500%, 5/06/2016(b)	25,856,516

	Other Utility — 0.0%
1,298,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	1,285,020

	Retailers — 0.0%
2,992,500	Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(b)	2,891,503

	Supermarkets — 0.1%
13,644,196	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(b)	13,655,520

	Technology — 0.0%
4,070,400	Aptean, Inc., 2nd Lien Term Loan, 8.500%, 2/26/2021(b)	4,121,280

	Wirelines — 0.1%
17,614,060	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 6/06/2019(b)	17,652,635
1,495,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/22/2020(b)	1,527,890
1,672,963	LTS Buyer LLC, 2nd Lien Term Loan, 8.000%, 4/12/2021(b)	1,700,148

		20,880,673

	Total Senior Loans (Identified Cost $235,637,173)	239,775,005

Shares
Common Stocks — 20.3%
	Airlines — 0.0%
38,455	United Continental Holdings, Inc.(f)	1,716,247

	Automobiles — 0.9%
4,719,016	General Motors Co.	162,428,531

	Banks — 0.4%
3,979,932	Bank of America Corp.	68,454,830

	Biotechnology — 0.4%
857,548	Vertex Pharmaceuticals, Inc.(f)	60,645,795

	Chemicals — 2.6%
1,364,851	Dow Chemical Co. (The)	66,318,110
2,000,000	PPG Industries, Inc.	386,920,000

		453,238,110

	Containers & Packaging — 0.1%
460,656	Owens-Illinois, Inc.(f)	15,583,993
2,304	Rock-Tenn Co., Class A	243,233

		15,827,226

	Diversified Telecommunication Services — 2.9%
3,750,000	AT&T, Inc.	131,512,500
283,397	Hawaiian Telcom Holdco, Inc.(f)	8,073,981

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Shares	Description	Value (†)
	Diversified Telecommunication Services — continued
323,886	Level 3 Communications, Inc.(f)	$12,676,898
200,000	Telecom Italia SpA, Sponsored ADR	2,358,000
3,871,339	Telecom Italia SpA, Sponsored ADR	36,235,733
19,550,590	Telefonica S.A., Sponsored ADR	308,703,816

		499,560,928

	Electric Utilities — 0.0%
94,166	Duke Energy Corp.	6,706,502

	Electronic Equipment, Instruments & Components — 3.8%
32,000,000	Corning, Inc.	666,240,000

	Food Products — 0.4%
2,309,175	ConAgra Foods, Inc.	71,653,700

	Household Durables — 0.2%
477,725	KB Home	8,116,548
549,450	Lennar Corp., Class A	21,769,209

		29,885,757

	Insurance — 0.7%
1,510,275	Prudential Financial, Inc.	127,844,779

	Oil, Gas & Consumable Fuels — 1.8%
846,398	Chesapeake Energy Corp.	21,684,717
5,351,804	Repsol YPF S.A., Sponsored ADR	136,947,313
2,134,173	Royal Dutch Shell PLC, ADR	155,922,679
141,249	Spectra Energy Corp.	5,217,738

		319,772,447

	Pharmaceuticals — 3.4%
8,514,190	Bristol-Myers Squibb Co.	442,312,170
2,288	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	120,898
1,163,749	Valeant Pharmaceuticals International, Inc.(f)	153,417,031

		595,850,099

	REITs – Apartments — 0.3%
290,904	Apartment Investment & Management Co., Class A	8,791,119
889,730	Associated Estates Realty Corp.	15,072,026
460,000	Equity Residential	26,675,400

		50,538,545

	REITs – Regional Malls — 0.1%
123,159	Simon Property Group, Inc.	20,198,076

	REITs – Shopping Centers — 0.0%
201,557	DDR Corp.	3,321,659

	Semiconductors & Semiconductor Equipment — 2.2%
14,733,856	Intel Corp.	380,280,823

	Trading Companies & Distributors — 0.1%
176,859	United Rentals, Inc.(f)	16,790,993

	Total Common Stocks (Identified Cost $2,463,980,018)	3,550,955,047

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Shares	Description	Value (†)
Preferred Stocks — 2.2%
Convertible Preferred Stocks — 1.6%
	Banking — 0.2%
19,062	Bank of America Corp., Series L, 7.250%	$21,810,931
8,533	Wells Fargo & Co., Series L, Class A, 7.500%	10,009,209

		31,820,140

	Electric — 0.1%
380,577	AES Trust III, 6.750%	19,447,485

	Independent Energy — 0.3%
93,182	Chesapeake Energy Corp., 4.500%	8,527,085
69,532	Chesapeake Energy Corp., 5.000%	6,737,651
24,658	Chesapeake Energy Corp., Series A, 5.750%, 144A	27,570,726
61,053	SandRidge Energy, Inc., 7.000%	6,147,274
99,800	SandRidge Energy, Inc., 8.500%	10,472,762

		59,455,498

	Metals & Mining — 0.6%
3,206,343	ArcelorMittal, 6.000%	76,888,105
895,542	Cliffs Natural Resources, Inc., 7.000%	18,564,586

		95,452,691

	Pipelines — 0.1%
242,297	El Paso Energy Capital Trust I, 4.750%	12,369,262

	REITs – Diversified — 0.1%
390	Crown Castle International Corp., Series A, 4.500%	39,542
391,776	Weyerhaeuser Co., Series A, 6.375%	21,390,970

		21,430,512

	REITs – Healthcare — 0.0%
116,700	Health Care REIT, Inc., Series I, 6.500%	6,480,351

	REITs – Hotels — 0.0%
148,040	FelCor Lodging Trust, Inc., Series A, 1.950%	3,680,274

	REITs – Mortgage — 0.2%
450,965	iStar Financial, Inc., Series J, 4.500%	28,974,501

	Wirelines — 0.0%
785	Cincinnati Bell, Inc., 6.750%	35,372

	Total Convertible Preferred Stocks (Identified Cost $242,196,910)	279,146,086

Non-Convertible Preferred Stocks — 0.6%
	Banking — 0.3%
45,861	Ally Financial, Inc., Series G, 7.000%, 144A	45,296,337
35,000	Bank of America Corp., 6.375%	871,500
389,800	Countrywide Capital IV, 6.750%	9,881,430

		56,049,267

	Electric — 0.0%
393	Entergy New Orleans, Inc., 4.750%	36,254

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Shares	Description	Value (†)
	Government Sponsored — 0.2%
26,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(i)	$26,975,000

	Home Construction — 0.0%
208,246	Hovnanian Enterprises, Inc., 7.625%(f)	2,998,742

	Non-Captive Consumer — 0.0%
101,175	SLM Corp., Series A, 6.970%	4,932,281

	Non-Captive Diversified — 0.0%
10,425	iStar Financial, Inc., Series G, 7.650%	245,509
39,300	iStar Financial, Inc., Series F, 7.800%	931,410
39,200	iStar Financial, Inc., Series E, 7.875%	939,232

		2,116,151

	REITs – Office Property — 0.0%
1,596	Highwoods Properties, Inc., Series A, 8.625%	1,829,415

	REITs – Warehouse/Industrials — 0.1%
116,192	ProLogis, Inc., Series Q, 8.540%	6,675,231

	Total Non-Convertible Preferred Stocks (Identified Cost $63,496,051)	101,612,341

	Total Preferred Stocks (Identified Cost $305,692,961)	380,758,427

Closed-End Investment Companies — 0.0%
681,131	NexPoint Credit Strategies Fund (Identified Cost $10,230,352)	7,540,120

Principal Amount (‡)
Short-Term Investments — 0.9%
$1,323,097	Repurchase Agreement with State Street Bank and Trust Company, 3/31/2014 at 0.000% to be repurchased at $1,323,097 on 4/01/2014 collateralized by $1,440,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $1,353,397 including accrued interest (Note 2 of Notes to Financial Statements)	1,323,097
167,709,887	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $167,709,887 on 4/01/2014 collateralized by $21,000,000 Federal National Mortgage Association, 0.375% due 7/05/2016 valued at $20,921,250; $84,715,000 U.S. Treasury Note, 1.500% due 6/30/2016 valued at $86,726,981; $63,420,000 U.S. Treasury Note, 0.625% due 8/15/2016 valued at $63,420,000 including accrued interest (Note 2 of Notes to Financial Statements)	167,709,887

	Total Short-Term Investments (Identified Cost $169,032,984)	169,032,984

	Total Investments — 98.7% (Identified Cost $15,061,686,376)(a)	17,286,383,720
	Other assets less liabilities — 1.3%	227,170,665

	Net Assets — 100.0%	$17,513,554,385

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2014, the net unrealized appreciation on investments based on a cost of $15,101,146,419 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,651,897,296
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(466,659,995)

	Net unrealized appreciation	$2,185,237,301

(b)	Variable rate security. Rate as of March 31, 2014 is disclosed.
(c)	Illiquid security. At March 31, 2014, the value of these securities amounted to $341,496,407 or 1.9% of net assets.
(d)	Perpetual bond with no specified maturity date.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)	Fair valued by the Fund’s investment adviser. At March 31, 2014, the value of these securities amounted to $43,234,789 or 0.2% of net assets.
(h)	Maturity has been extended under the terms of a plan of reorganization.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(j)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of Rule 144A holdings amounted to $1,878,787,152 or 10.7% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
AGMC	Assured Guaranty Municipal Corp.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Industry Summary at March 31, 2014 (Unaudited)

Treasuries	22.6%
Banking	8.0
Technology	4.5
Wirelines	4.5
Non-Captive Diversified	3.8
Electronic Equipment, Instruments & Components	3.8
Pharmaceuticals	3.6
Chemicals	3.2
Non-Captive Consumer	2.9
Diversified Telecommunication Services	2.9
Local Authorities	2.8
Healthcare	2.5
Semiconductors & Semiconductor Equipment	2.2
Airlines	2.1
Automotive	2.1
Other Investments, less than 2% each	26.3
Short-Term Investments	0.9

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

Currency Exposure Summary at March 31, 2014 (Unaudited)

United States Dollar	74.6%
Canadian Dollar	6.4
New Zealand Dollar	4.0
Australian Dollar	3.6
Euro	2.9
Norwegian Krone	2.2
Mexican Peso	2.0
Other, less than 2% each	3.0

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

See accompanying notes to financial statements.

|  26

Statement of Assets and Liabilities

March 31, 2014 (Unaudited)

ASSETS
Investments at cost	$15,061,686,376
Net unrealized appreciation	2,224,697,344

Investments at value	17,286,383,720
Cash	862,942
Foreign currency at value (identified cost $1,394,137)	1,275,240
Receivable for Fund shares sold	57,131,620
Receivable for securities sold	33,481,205
Dividends and interest receivable	172,538,163
Tax reclaims receivable	435,119

TOTAL ASSETS	17,552,108,009

LIABILITIES
Payable for securities purchased	12,519,487
Payable for Fund shares redeemed	15,447,051
Foreign taxes payable (Note 2)	91,653
Management fees payable (Note 5)	8,142,488
Deferred Trustees’ fees (Note 5)	1,004,440
Administrative fees payable (Note 5)	639,404
Payable to distributor (Note 5d)	126,928
Other accounts payable and accrued expenses	582,173

TOTAL LIABILITIES	38,553,624

NET ASSETS	$17,513,554,385

NET ASSETS CONSIST OF:
Paid-in capital	$15,309,106,169
Distributions in excess of net investment income	(76,574,010)
Accumulated net realized gain on investments and foreign currency transactions	55,447,965
Net unrealized appreciation on investments and foreign currency translations	2,225,574,261

NET ASSETS	$17,513,554,385

See accompanying notes to financial statements.

27  |

Statement of Assets and Liabilities (continued)

March 31, 2014 (Unaudited)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$5,946,387,525

Shares of beneficial interest	355,191,098

Net asset value and redemption price per share	$16.74

Offering price per share (100/95.50 of net asset value) (Note 1)	$17.53

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$47,237,380

Shares of beneficial interest	2,799,965

Net asset value and offering price per share	$16.87

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$5,270,403,641

Shares of beneficial interest	312,854,821

Net asset value and offering price per share	$16.85

Class N shares:
Net assets	$41,942,381

Shares of beneficial interest	2,507,263

Net asset value, offering and redemption price per share	$16.73

Class Y shares:
Net assets	$6,088,667,753

Shares of beneficial interest	363,979,164

Net asset value, offering and redemption price per share	$16.73

Admin Class shares:
Net assets	$118,915,705

Shares of beneficial interest	7,122,898

Net asset value, offering and redemption price per share	$16.69

See accompanying notes to financial statements.

|  28

Statement of Operations

For the Six Months Ended March 31, 2014 (Unaudited)

INVESTMENT INCOME
Interest	$311,595,488
Dividends	61,111,620
Less net foreign taxes withheld	(2,893,909)

369,813,199

Expenses
Management fees (Note 5)	45,083,238
Service and distribution fees (Note 5)	32,880,666
Administrative fees (Note 5)	3,558,094
Trustees’ fees and expenses (Note 5)	223,914
Transfer agent fees and expenses (Note 5 and 6)	5,873,934
Audit and tax services fees	27,710
Custodian fees and expenses	354,379
Legal fees	93,503
Registration fees	228,901
Shareholder reporting expenses	333,477
Miscellaneous expenses	173,633

Total expenses	88,831,449

Net investment income	280,981,750

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on:
Investments	100,242,361
Foreign currency transactions	1,419,072
Net change in unrealized appreciation (depreciation) on:
Investments	784,804,955
Foreign currency translations	1,059,096

Net realized and unrealized gain on investments and foreign currency transactions	887,525,484

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,168,507,234

See accompanying notes to financial statements.

29  |

Statement of Changes in Net Assets

	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
FROM OPERATIONS:
Net investment income	$280,981,750	$590,817,828
Net realized gain on investments and foreign currency transactions	101,661,433	337,211,720
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	785,864,051	375,765,948

Net increase in net assets resulting from operations	1,168,507,234	1,303,795,496

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(117,066,636)	(257,191,132)
Class B	(880,599)	(3,107,922)
Class C	(86,805,854)	(209,818,508)
Class N	(532,846)	(310,035)
Class Y	(119,639,068)	(237,288,037)
Admin Class	(1,976,406)	(3,078,138)
Net realized capital gains
Class A	(14,707,851)	—
Class B	(138,778)	—
Class C	(13,369,858)	—
Class N	(37,074)	—
Class Y	(13,975,709)	—
Admin Class	(252,447)	—

Total distributions	(369,383,126)	(710,793,772)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	1,621,633,044	(197,955,273)

Net increase in net assets	2,420,757,152	395,046,451
NET ASSETS
Beginning of the period	15,092,797,233	14,697,750,782

End of the period	$17,513,554,385	$15,092,797,233

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(76,574,010)	$(30,654,351)

See accompanying notes to financial statements.

|  30

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
Class A
3/31/2014(e)	$15.93	$0.30	$0.89	$1.19	$(0.34)	$(0.04)	$(0.38)
9/30/2013	15.30	0.65	0.76	1.41	(0.78)	—	(0.78)
9/30/2012	14.21	0.72	1.21	1.93	(0.84)	—	(0.84)
9/30/2011	14.69	0.77	(0.42)	0.35	(0.83)	—	(0.83)
9/30/2010	13.39	0.80	1.31	2.11	(0.81)	—	(0.81)
9/30/2009	12.10	0.87	1.36	2.23	(0.86)	(0.08)	(0.94)
Class B
3/31/2014(e)	16.05	0.24	0.90	1.14	(0.28)	(0.04)	(0.32)
9/30/2013	15.41	0.54	0.76	1.30	(0.66)	—	(0.66)
9/30/2012	14.30	0.61	1.23	1.84	(0.73)	—	(0.73)
9/30/2011	14.78	0.66	(0.43)	0.23	(0.71)	—	(0.71)
9/30/2010	13.46	0.69	1.33	2.02	(0.70)	—	(0.70)
9/30/2009	12.16	0.79	1.36	2.15	(0.77)	(0.08)	(0.85)
Class C
3/31/2014(e)	16.03	0.24	0.90	1.14	(0.28)	(0.04)	(0.32)
9/30/2013	15.39	0.54	0.76	1.30	(0.66)	—	(0.66)
9/30/2012	14.29	0.61	1.23	1.84	(0.74)	—	(0.74)
9/30/2011	14.77	0.66	(0.43)	0.23	(0.71)	—	(0.71)
9/30/2010	13.45	0.69	1.33	2.02	(0.70)	—	(0.70)
9/30/2009	12.15	0.79	1.37	2.16	(0.78)	(0.08)	(0.86)
Class N
3/31/2014(e)	15.92	0.31	0.91	1.22	(0.37)	(0.04)	(0.41)
9/30/2013*	15.78	0.46	0.16	0.62	(0.48)	—	(0.48)
Class Y
3/31/2014(e)	15.92	0.32	0.89	1.21	(0.36)	(0.04)	(0.40)
9/30/2013	15.29	0.69	0.76	1.45	(0.82)	—	(0.82)
9/30/2012	14.20	0.75	1.22	1.97	(0.88)	—	(0.88)
9/30/2011	14.68	0.81	(0.43)	0.38	(0.86)	—	(0.86)
9/30/2010	13.38	0.83	1.31	2.14	(0.84)	—	(0.84)
9/30/2009	12.09	0.90	1.36	2.26	(0.89)	(0.08)	(0.97)
Admin Class
3/31/2014(e)	15.89	0.27	0.89	1.16	(0.32)	(0.04)	(0.36)
9/30/2013	15.27	0.61	0.75	1.36	(0.74)	—	(0.74)
9/30/2012	14.18	0.67	1.23	1.90	(0.81)	—	(0.81)
9/30/2011	14.66	0.73	(0.42)	0.31	(0.79)	—	(0.79)
9/30/2010**	13.87	0.52	0.79	1.31	(0.52)	—	(0.52)

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
**	From commencement of Class operations on February 1, 2010 through September 30, 2010.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	Computed on an annualized basis for periods less than one year, if applicable.
(e)	For the six months ended March 31, 2014 (Unaudited).

See accompanying notes to financial statements.

31  |

			Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%) (b)(c)	Net assets, end of the period (000’s)	Net expenses (%) (d)	Gross expenses (%) (d)	Net investment income (%) (d)	Portfolio turnover rate (%)

$16.74	7.59	$5,946,388	0.94	0.94	3.62	8
15.93	9.43	5,239,885	0.95	0.95	4.14	22
15.30	14.02	5,155,287	0.96	0.96	4.84	30
14.21	2.20	5,262,765	0.95	0.95	5.10	25
14.69	16.20	5,758,070	0.96	0.96	5.67	27
13.39	20.56	5,544,029	0.99	0.99	7.74	39

16.87	7.19	47,237	1.69	1.69	2.90	8
16.05	8.58	57,276	1.70	1.70	3.39	22
15.41	13.15	89,552	1.70	1.70	4.11	30
14.30	1.48	107,400	1.70	1.70	4.35	25
14.78	15.39	137,268	1.71	1.71	4.92	27
13.46	19.62	148,887	1.74	1.74	7.02	39

16.85	7.21	5,270,404	1.69	1.69	2.88	8
16.03	8.61	4,912,727	1.70	1.70	3.39	22
15.39	13.18	5,064,186	1.71	1.71	4.08	30
14.29	1.42	4,666,077	1.70	1.70	4.35	25
14.77	15.40	5,146,164	1.71	1.71	4.92	27
13.45	19.66	4,894,546	1.74	1.74	6.95	39

16.73	7.77	41,942	0.62	0.62	3.80	8
15.92	4.01	12,921	0.63	0.63	4.38	22

16.73	7.73	6,088,668	0.69	0.69	3.86	8
15.92	9.72	4,789,322	0.70	0.70	4.39	22
15.29	14.31	4,339,240	0.71	0.71	5.05	30
14.20	2.46	2,807,777	0.70	0.70	5.35	25
14.68	16.50	2,521,337	0.71	0.71	5.92	27
13.38	20.91	2,057,888	0.72	0.72	7.76	39

16.69	7.42	118,916	1.19	1.19	3.35	8
15.89	9.12	80,666	1.20	1.20	3.89	22
15.27	13.79	49,486	1.21	1.21	4.52	30
14.18	1.98	25,424	1.21	1.21	4.87	25
14.66	9.61	4,379	1.24	1.24	5.52	27

See accompanying notes to financial statements.

|  32

Notes to Financial Statements

March 31, 2014 (Unaudited)

1.  Organization.  Loomis Sayles Funds II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in these financial statements pertains to Loomis Sayles Strategic Income Fund (the “Fund”).

The Fund is a diversified investment company.

The Fund offers Class A, Class C, Class N, Class Y and Admin Class shares. Effective October 12, 2007, Class B shares are no longer offered. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the prospectus.

Class A shares are sold with a maximum front-end sales charge of 4.50%. Class B shares do not pay a front-end sales charge; however, they are charged higher Rule 12b-1 fees, and are subject to a contingent deferred sales charge (“CDSC”) if such shares are redeemed within six years of purchase. After eight years of ownership, Class B shares convert to Class A shares. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are primarily intended for employer-sponsored retirement plans. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Fund’s prospectus. Admin Class shares do not pay a front-end sales charge or a CDSC, but do pay a Rule 12b-1 fee. Class N and Admin Class shares are offered exclusively through intermediaries.

Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trust. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

33  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary

|  34

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of the cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities

35  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes.  The Trust treats each fund as a separate entity for federal income tax purposes. The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of March 31, 2014 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and

|  36

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency transactions, premium amortization, defaulted bond adjustments, paydown gains and losses, preferred securities adjustments, capital gains tax, contingent payment debt instruments and return of capital and capital gain distributions received. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to wash sales, deferred Trustees’ fees, premium amortization, return of capital distributions received, preferred securities adjustments, contingent payment debt instruments and defaulted bond interest. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2013 was as follows:

2013 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$710,793,772	$—	$710,793,772

f.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

g.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is

37  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. Excess collateral in the amount of $3,052,629 related to terminated loans with a bankrupt borrower is held by State Street Bank on behalf of the Fund.

For the six months ended March 31, 2014, the Fund did not loan securities under this agreement.

h.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

|  38

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$15,528,246	(b)	$15,528,246
Airlines	—	52,061,545	324,305,615	(b)	376,367,160
Non-Captive Consumer	2,376,936	507,077,671	—		509,454,607
Retailers	—	78,699,782	11,222,076	(c)	89,921,858
Transportation Services	—	19,298,573	31,597,491	(c)	50,896,064
All Other Non-Convertible Bonds(a)	—	10,404,288,768	—		10,404,288,768

Total Non-Convertible Bonds	2,376,936	11,061,426,339	382,653,428		11,446,456,703

Convertible Bonds
Wirelines	—	133,853,362	415,222	(c)	134,268,584
All Other Convertible Bonds(a)	—	1,205,211,858	—		1,205,211,858

Total Convertible Bonds	—	1,339,065,220	415,222		1,339,480,442

Municipals(a)	—	152,384,992	—		152,384,992

Total Bonds and Notes	2,376,936	12,552,876,551	383,068,650		12,938,322,137

39  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3	Total
Senior Loans(a)	$—	$239,775,005	$—	$239,775,005
Common Stocks(a)	3,550,955,047	—	—	3,550,955,047
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	21,412,010	38,043,488	—	59,455,498
REITs – Mortgage	—	28,974,501	—	28,974,501
Wirelines	—	35,372	—	35,372
All Other Convertible Preferred Stocks(a)	190,680,715	—	—	190,680,715

Total Convertible Preferred Stocks	212,092,725	67,053,361	—	279,146,086

Non-Convertible Preferred Stocks
Electric	—	36,254	—	36,254
Government Sponsored	—	26,975,000	—	26,975,000
REITs – Office Property	—	1,829,415	—	1,829,415
All Other Non-Convertible Preferred Stocks(a)	72,771,672	—	—	72,771,672

Total Non-Convertible Preferred Stocks	72,771,672	28,840,669	—	101,612,341

Total Preferred Stocks	284,864,397	95,894,030	—	380,758,427

Closed-End Investment Companies	7,540,120	—	—	7,540,120
Short-Term Investments	—	169,032,984	—	169,032,984

Total	$3,845,736,500	$13,057,578,570	$383,068,650	$17,286,383,720

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.

Preferred stocks valued at $52,175,298 were transferred from Level 1 to Level 2 during the period ended March 31, 2014. At March 31, 2014, these securities were valued on

|  40

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or March 31, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$(604)	$38,436	$15,570,913
Airlines	324,635,747	114,405	322,846	8,983,424	—
Retailers	11,276,382	16,632	—	(70,938)	—
Transportation Services	33,966,589	—	368,471	(441,151)	—
Convertible Bonds
Wirelines	368,219	—	—	47,003	—

Total	$370,246,937	$131,037	$690,713	$8,556,774	$15,570,913

41  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Other	$(80,499)	$—	$—	$15,528,246	$38,436
Airlines	(17,152,457)	7,401,650	—	324,305,615	10,376,983
Retailers	—	—	—	11,222,076	(70,938)
Transportation Services	(2,296,418)	—	—	31,597,491	(23,249)
Convertible Bonds
Wirelines	—	—	—	415,222	47,003

Total	$(19,529,374)	$7,401,650	$—	$383,068,650	$10,368,235

Debt securities valued at $7,401,650 were transferred from Level 2 to Level 3 during the period ended March 31, 2014. At March 31, 2014, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

All transfers are recognized as of the beginning of the reporting period.

4.  Purchases and Sales of Securities.  For the six months ended March 31, 2014, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were $1,520,116,493 and $1,172,580,354, respectively. Purchases and sales of U.S. Government/Agency securities (excluding short-term investments and including paydowns) were $1,990,497,718 and $130,417,369, respectively.

|  42

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

Percentage of Average Daily Net Assets
First $200 million	Next $1.8 billion	Next $13 billion	Over $15 billion
0.65%	0.60%	0.55%	0.54%

Loomis Sayles has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. This undertaking is in effect until January 31, 2015 and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to this undertaking.

For the six months ended March 31, 2014, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class B	Class C	Class N	Class Y	Admin Class
1.25%	2.00%	2.00%	0.95%	1.00%	1.50%

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For six months ended March 31, 2014, the management fees for the Fund were $45,083,238 (effective rate of 0.56% of average daily net assets).

No expenses were recovered during the six months ended March 31, 2014 under the terms of the expense limitation agreement.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

43  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”), a Distribution and Service Plan relating to the Fund’s Class B and Class C shares (the “Class B and Class C Plans”), and a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Class A Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B and Class C shares.

Under the Admin Class Plan, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Admin Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of the Fund may pay NGAM Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

|  44

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

For the six months ended March 31, 2014, the service and distribution fees for the Fund were as follows:

Service Fees				Distribution Fees
Class A	Class B	Class C	Admin Class	Class B	Class C	Admin Class
$6,981,075	$65,159	$6,347,497	$124,484	$195,476	$19,042,491	$124,484

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2014, the administrative fees for the Fund were $3,558,094.

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2014, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $5,373,522.

As of March 31, 2014, the Fund owes NGAM Distribution $126,928 in reimbursements for sub-transfer agent fees.

45  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

Sub-transfer agent fees attributable to Class A, Class B, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended March 31, 2014 amounted to $2,506,060.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. Effective January 1, 2014, the Chairperson of the Board receives a retainer fee at the annual rate of $300,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $130,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairperson (except for the Chairperson of the Governance Committee) receives an additional retainer fee at an annual rate of $17,500. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2014, the Chairperson of the Board received a retainer fee at the annual rate of $285,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $115,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The

|  46

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

6.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended March 31, 2014, the Fund incurred the following class-specific expenses (including sub-transfer agent fees, where applicable):

	Class A	Class B	Class C	Class N	Class Y	Admin Class
Transfer Agent Fees and Expenses	$2,026,130	$18,936	$1,842,641	$77	$1,950,065	$36,085

Transfer agent fees and expenses attributable to Class A, Class B, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each Fund that participates in the line of credit. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2014, the Fund had no borrowings under this agreement.

8.  Concentration of Risk.  The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

47  |

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

9.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2014		Year Ended September 30, 2013*
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	55,910,902	$916,911,718	85,161,020	$1,344,652,662
Issued in connection with the reinvestment of distributions	6,636,264	108,487,050	13,495,375	211,445,205
Redeemed	(36,259,057)	(594,167,681)	(106,628,096)	(1,673,657,377)

Net change	26,288,109	$431,231,087	(7,971,701)	$(117,559,510)

Class B
Issued from the sale of shares	28,342	$465,534	84,938	$1,342,254
Issued in connection with the reinvestment of distributions	38,544	634,420	116,207	1,831,113
Redeemed	(835,407)	(13,781,163)	(2,445,061)	(38,778,882)

Net change	(768,521)	$(12,681,209)	(2,243,916)	$(35,605,515)

Class C
Issued from the sale of shares	26,872,775	$443,531,484	36,207,754	$574,188,840
Issued in connection with the reinvestment of distributions	3,417,601	56,179,179	7,359,016	115,930,122
Redeemed	(23,922,225)	(394,271,458)	(66,124,686)	(1,046,914,424)

Net change	6,368,151	$105,439,205	(22,557,916)	$(356,795,462)

Class N
Issued from the sale of shares	1,728,350	$28,525,206	795,587	$12,674,081
Issued in connection with the reinvestment of distributions	34,753	569,742	19,538	310,035
Redeemed	(67,464)	(1,107,016)	(3,501)	(57,560)

Net change	1,695,639	$27,987,932	811,624	$12,926,556

Class Y
Issued from the sale of shares	99,090,124	$1,624,767,892	114,234,013	$1,799,718,390
Issued in connection with the reinvestment of distributions	4,880,125	79,722,847	8,900,319	139,377,642
Redeemed	(40,849,054)	(668,338,483)	(106,030,487)	(1,668,831,214)

Net change	63,121,195	$1,036,152,256	17,103,845	$270,264,818

Admin Class
Issued from the sale of shares	2,260,154	$37,005,382	2,237,182	$35,129,300
Issued in connection with the reinvestment of distributions	116,868	1,905,858	163,798	2,563,820
Redeemed	(330,947)	(5,407,467)	(565,879)	(8,879,280)

Net change	2,046,075	$33,503,773	1,835,101	$28,813,840

Increase (decrease) from capital share transactions	98,750,648	$1,621,633,044	(13,022,963)	$(197,955,273)

*	From commencement of operations on February 1, 2013 through September 30, 2013 for Class N shares.

|  48

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and a(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	Chief Executive Officer
Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	Chief Executive Officer
Date:	May 22, 2014

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 22, 2014